FINANCIAL STATEMENTS

SBL Variable Annuity Account XIV

Year Ended December 31, 2025

With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account XIV

Financial Statements

Year Ended December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company

and Contract Owners of SBL Variable Annuity Account XIV

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account XIV (the Separate Account), as of December 31, 2025 and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2000.

Kansas City, Missouri

April 24, 2026

Appendix

Subaccounts comprising SBL Variable Annuity Account XIV

Subaccounts	Statements of operations and changes in net assets

AB VPS Discovery Value Portfolio	For each of the two years in the period ended December 31, 2025

AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2025

AB VPS Relative Value Portfolio	For each of the two years in the period ended December 31, 2025

AB VPS Sustainable Global Thematic Growth	For each of the two years in the period ended December 31, 2025

AFIS Capital World Growth and Income	For each of the two years in the period ended December 31, 2025

AFIS U.S. Government Securities	For each of the two years in the period ended December 31, 2025

AFIS Washington Mutual Investors	For each of the two years in the period ended December 31, 2025

Alger Capital Appreciation	For each of the two years in the period ended December 31, 2025

Alger Large Cap Growth	For each of the two years in the period ended December 31, 2025

Allspring Growth	For each of the two years in the period ended December 31, 2025

Allspring Large Cap Core	For each of the two years in the period ended December 31, 2025

Allspring Opportunity	For each of the two years in the period ended December 31, 2025

Allspring Opportunity VT	For each of the two years in the period ended December 31, 2025

Allspring Small Company Value	For each of the two years in the period ended December 31, 2025

Allspring VT Discovery All Cap Growth Fund	For each of the two years in the period ended December 31, 2025

ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2025

American Century Diversified Bond	For each of the two years in the period ended December 31, 2025

American Century Equity Income	For each of the two years in the period ended December 31, 2025

American Century Heritage	For each of the two years in the period ended December 31, 2025

American Century International Growth	For each of the two years in the period ended December 31, 2025

American Century Select	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

American Century Strategic Allocation: Aggressive	For each of the two years in the period ended December 31, 2025

American Century Strategic Allocation: Conservative	For each of the two years in the period ended December 31, 2025

American Century Strategic Allocation: Moderate	For each of the two years in the period ended December 31, 2025

American Century Ultra®	For each of the two years in the period ended December 31, 2025

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2025

American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2025

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2025

American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2025

American Funds IS® Growth	For each of the two years in the period ended December 31, 2025

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2025

American Funds IS® International	For each of the two years in the period ended December 31, 2025

American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2025

American Funds IS® Mortgage	For each of the two years in the period ended December 31, 2025

American Funds IS® New World	For each of the two years in the period ended December 31, 2025

AMG River Road Mid Cap Value	For each of the two years in the period ended December 31, 2025

Ariel®	For each of the two years in the period ended December 31, 2025

Baron Asset	For each of the two years in the period ended December 31, 2025

BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Advantage Small Cap Growth	For each of the two years in the period ended December 31, 2025

BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Capital Appreciation V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Equity Dividend	For each of the two years in the period ended December 31, 2025

BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

BlackRock Global Allocation	For each of the two years in the period ended December 31, 2025

BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2025

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2025

BNY Mellon Appreciation	For each of the two years in the period ended December 31, 2025

BNY Mellon Dynamic Value	For each of the two years in the period ended December 31, 2025

BNY Mellon IP MidCap Stock	For each of the two years in the period ended December 31, 2025

BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2025

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2025

BNY Mellon Midcap Value Fund	For each of the two years in the period ended December 31, 2025

BNY Mellon Stock Index	For each of the two years in the period ended December 31, 2025

BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2025

Calamos® Growth	For each of the two years in the period ended December 31, 2025

Calamos® Growth and Income	For each of the two years in the period ended December 31, 2025

Calamos® High Income Opportunities	For each of the two years in the period ended December 31, 2025

ClearBridge Small Cap Growth	For each of the two years in the period ended December 31, 2025

ClearBridge Variable Growth	For each of the two years in the period ended December 31, 2025

ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2025

Dimensional VA Equity Allocation	For each of the two years in the period ended December 31, 2025

Dimensional VA Global Bond Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA Global Moderate Allocation	For each of the two years in the period ended December 31, 2025

Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2025

Donoghue Forlines Dividend VIT Fund	For each of the two years in the period ended December 31, 2025

Donoghue Forlines Momentum VIT Fund	For each of the two years in the period ended December 31, 2025

DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2025

Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2025

Federated Hermes Corporate Bond	For each of the two years in the period ended December 31, 2025

Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2025

Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2025

Fidelity® Advisor Dividend Growth Class M-1	For each of the two years in the period ended December 31, 2025

Fidelity® Advisor Dividend Growth Class M-2	For the period from August 5, 2025 (inception of operations) through December 31, 2025

Fidelity® Advisor International Capital Appreciation	For each of the two years in the period ended December 31, 2025

Fidelity® Advisor Leveraged Company Stock	For the year ended December 31, 2025 and the period from October 25, 2024 (inception of operations) through December 31, 2024

Fidelity® Advisor New Insights	For each of the two years in the period ended December 31, 2025

Fidelity® Advisor Real Estate	For each of the two years in the period ended December 31, 2025

Fidelity® Advisor Stock Selector Mid Cap	For each of the two years in the period ended December 31, 2025

Fidelity® Advisor Value Strategies	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Fidelity® VIP Equity-Income	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2025

Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2025

Franklin Allocation VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin DynaTech VIP	For each of the two years in the period ended December 31, 2025

Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2025

Goldman Sachs Emerging Markets Equity	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Goldman Sachs Government Income	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT Large Cap Value	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT Small Cap Equity Insights	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT Strategic Growth	For each of the two years in the period ended December 31, 2025

Guggenheim Core Bond	For each of the two years in the period ended December 31, 2025

Guggenheim Floating Rate Strategies	For each of the two years in the period ended December 31, 2025

Guggenheim High Yield	For each of the two years in the period ended December 31, 2025

Guggenheim Macro Opportunities	For each of the two years in the period ended December 31, 2025

Guggenheim Managed Futures Strategy	For each of the two years in the period ended December 31, 2025

Guggenheim Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2025

Guggenheim Total Return Bond	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2025

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2025

Invesco American Franchise	For each of the two years in the period ended December 31, 2025

Invesco Comstock	For each of the two years in the period ended December 31, 2025

Invesco Developing Markets	For each of the two years in the period ended December 31, 2025

Invesco Discovery	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Invesco Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2025

Invesco Energy	For each of the two years in the period ended December 31, 2025

Invesco Equity and Income	For each of the two years in the period ended December 31, 2025

Invesco Global	For each of the two years in the period ended December 31, 2025

Invesco Gold & Special Minerals	For each of the two years in the period ended December 31, 2025

Invesco Main Street Mid Cap	For each of the two years in the period ended December 31, 2025

Invesco Small Cap Growth	For each of the two years in the period ended December 31, 2025

Invesco Technology	For each of the two years in the period ended December 31, 2025

Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2025

Invesco V.I. American Franchise Series II	For each of the two years in the period ended December 31, 2025

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2025

Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2025

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2025

Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2025

Invesco V.I. Core Plus Bond	For each of the two years in the period ended December 31, 2025

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2025

Invesco V.I. Equally-Weighted S&P 500	For each of the two years in the period ended December 31, 2025

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2025

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2025

Invesco V.I. Global	For each of the two years in the period ended December 31, 2025

Invesco V.I. Global Core Equity	For each of the two years in the period ended December 31, 2025

Invesco V.I. Global Real Estate Series I	For each of the two years in the period ended December 31, 2025

Invesco V.I. Global Real Estate Series II	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Invesco V.I. Global Strategic Income	For each of the two years in the period ended December 31, 2025

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2025

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2025

Invesco V.I. Growth and Income	For each of the two years in the period ended December 31, 2025

Invesco V.I. Health Care Series I	For each of the two years in the period ended December 31, 2025

Invesco V.I. Health Care Series II	For each of the two years in the period ended December 31, 2025

Invesco V.I. International Growth Fund	For each of the two years in the period ended December 31, 2025

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2025

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2025

Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2025

Invesco Value Opportunities	For each of the two years in the period ended December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity	For each of the two years in the period ended December 31, 2025

Janus Henderson Mid Cap Value	For each of the two years in the period ended December 31, 2025

Janus Henderson Overseas	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Mid Cap Value	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Dividend Growth VC	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Mid Cap Stock VC	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Lord Abbett Series Total Return VC	For each of the two years in the period ended December 31, 2025

LVIP American Century Disciplined Core Value	For each of the two years in the period ended December 31, 2025

LVIP American Century Inflation Protection	For each of the two years in the period ended December 31, 2025

LVIP American Century International	For each of the two years in the period ended December 31, 2025

LVIP American Century Mid Cap Value	For each of the two years in the period ended December 31, 2025

LVIP American Century Ultra	For each of the two years in the period ended December 31, 2025

LVIP American Century Value	For each of the two years in the period ended December 31, 2025

LVIP JPMorgan Core Bond Fund	For each of the two years in the period ended December 31, 2025

LVIP JPMorgan Small Cap Core Fund	For each of the two years in the period ended December 31, 2025

LVIP JPMorgan US Equity Fund	For each of the two years in the period ended December 31, 2025

Macquarie Asset Strategy	For each of the two years in the period ended December 31, 2025

MFS® VIT Emerging Markets Equity	For each of the two years in the period ended December 31, 2025

MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2025

MFS® VIT II MA Investors Growth Stock	For each of the two years in the period ended December 31, 2025

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2025

MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2025

MFS® VIT Investors Trust	For each of the two years in the period ended December 31, 2025

MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2025

MFS® VIT Research	For each of the two years in the period ended December 31, 2025

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2025

MFS® VIT Total Return Bond	For each of the two years in the period ended December 31, 2025

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2025

Morgan Stanley VIF Emerging Markets Debt	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2025

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

NAA All Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA Large Cap Value	For each of the two years in the period ended December 31, 2025

NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA Large Core	For each of the two years in the period ended December 31, 2025

NAA Large Core Series	For each of the two years in the period ended December 31, 2025

NAA Large Growth Series	For each of the two years in the period ended December 31, 2025

NAA Mid Growth	For each of the two years in the period ended December 31, 2025

NAA Mid Growth Series	For each of the two years in the period ended December 31, 2025

NAA Opportunity	For each of the two years in the period ended December 31, 2025

NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA Small Growth Series	For each of the two years in the period ended December 31, 2025

NAA SMid Cap Value	For each of the two years in the period ended December 31, 2025

NAA SMid-Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA World Equity Income	For each of the two years in the period ended December 31, 2025

NAA World Equity Income Series	For each of the two years in the period ended December 31, 2025

Neuberger Berman AMT Quality Equity Portfolio Class I	For each of the two years in the period ended December 31, 2025

Neuberger Berman AMT Quality Equity Portfolio Class S	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Neuberger Berman Core Bond	For each of the two years in the period ended December 31, 2025

Neuberger Large Cap Value Fund	For each of the two years in the period ended December 31, 2025

Neuberger Quality Equity Fund	For each of the two years in the period ended December 31, 2025

Nomura VIP Asset Strategy Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Balanced Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Core Equity Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Energy Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Global Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP High Income Series	For each of the two years in the period ended December 31, 2025

Nomura VIP International Core Equity Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Limited-Term Bond Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Mid Cap Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Natural Resources Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Science and Technology Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Small Cap Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Smid Cap Core Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Value Series	For each of the two years in the period ended December 31, 2025

North Square Spectrum Alpha	For each of the two years in the period ended December 31, 2025

Northern Global Tactical Asset Allocation	For each of the two years in the period ended December 31, 2025

Northern Large Cap Core	For each of the two years in the period ended December 31, 2025

Northern Large Cap Value	For each of the two years in the period ended December 31, 2025

PGIM Focused Growth	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

PGIM Jennison Mid-Cap Growth	For each of the two years in the period ended December 31, 2025

PGIM Jennison Natural Resources	For each of the two years in the period ended December 31, 2025

PGIM Jennison Small Company	For each of the two years in the period ended December 31, 2025

PGIM Quant Solutions Small-Cap Value	For each of the two years in the period ended December 31, 2025

PIMCO All Asset	For each of the two years in the period ended December 31, 2025

PIMCO CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2025

PIMCO Emerging Markets Bond	For each of the two years in the period ended December 31, 2025

PIMCO High Yield	For each of the two years in the period ended December 31, 2025

PIMCO International Bond (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2025

PIMCO Low Duration	For each of the two years in the period ended December 31, 2025

PIMCO Real Return	For each of the two years in the period ended December 31, 2025

PIMCO StocksPLUS® Small Fund	For each of the two years in the period ended December 31, 2025

PIMCO Total Return	For each of the two years in the period ended December 31, 2025

PIMCO VIT All Asset Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT All Asset Advisor	For each of the two years in the period ended December 31, 2025

PIMCO VIT CommodityRealReturn Strategy Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT CommodityRealReturn Strategy Advisor	For each of the two years in the period ended December 31, 2025

PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2025

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2025

PIMCO VIT Global Managed Asset Allocation	For each of the two years in the period ended December 31, 2025

PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2025

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2025

PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2025

PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2025

PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2025

PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2025

Putnam VT Core Equity Fund	For each of the two years in the period ended December 31, 2025

Putnam VT Diversified Income	For each of the two years in the period ended December 31, 2025

Putnam VT Global Asset Allocation	For each of the two years in the period ended December 31, 2025

Putnam VT High Yield	For each of the two years in the period ended December 31, 2025

Putnam VT Income	For each of the two years in the period ended December 31, 2025

Putnam VT Large Cap Growth Fund	For each of the two years in the period ended December 31, 2025

Putnam VT Large Cap Value	For each of the two years in the period ended December 31, 2025

Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2025

Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2025

Royce Micro-Cap	For each of the two years in the period ended December 31, 2025

Royce Small-Cap Opportunity	For each of the two years in the period ended December 31, 2025

Royce Small-Cap Value	For each of the two years in the period ended December 31, 2025

Rydex VIF Banking	For each of the two years in the period ended December 31, 2025

Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2025

Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2025

Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2025

Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Electronics	For each of the two years in the period ended December 31, 2025

Rydex VIF Energy	For each of the two years in the period ended December 31, 2025

Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2025

Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2025

Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Health Care	For each of the two years in the period ended December 31, 2025

Rydex VIF High Yield Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Internet	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse Dow 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse Mid-Cap Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse NASDAQ-100® Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Leisure	For each of the two years in the period ended December 31, 2025

Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Money Market	For each of the two years in the period ended December 31, 2025

Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2025

Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Rydex VIF Nova	For each of the two years in the period ended December 31, 2025

Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2025

Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2025

Rydex VIF Retailing	For each of the two years in the period ended December 31, 2025

Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2025

Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Technology	For each of the two years in the period ended December 31, 2025

Rydex VIF Telecommunications	For each of the two years in the period ended December 31, 2025

Rydex VIF Transportation	For each of the two years in the period ended December 31, 2025

Rydex VIF Utilities	For each of the two years in the period ended December 31, 2025

Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2025

T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2025

T. Rowe Price Capital Appreciation	For each of the two years in the period ended December 31, 2025

T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2025

T. Rowe Price Growth Stock	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2025

T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2010	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2015	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2020	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2025	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2030	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2035	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2040	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2045	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2050	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2055	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement Balanced	For each of the two years in the period ended December 31, 2025

Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2025

Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2025

Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2025

Templeton Growth VIP Fund	For each of the two years in the period ended December 31, 2025

Third Avenue Value	For each of the two years in the period ended December 31, 2025

TOPS® Aggressive Growth ETF	For each of the two years in the period ended December 31, 2025

TOPS® Balanced ETF	For each of the two years in the period ended December 31, 2025

TOPS® Conservative ETF	For each of the two years in the period ended December 31, 2025

TOPS® Growth ETF	For each of the two years in the period ended December 31, 2025

TOPS® Moderate Growth ETF	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2025

VanEck VIP Global Resources	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Diversified Value	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Global Bond Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2025

Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2025

Vanguard® VIF International	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Total International Stock Market Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2025

Victory Pioneer Bond VCT Portfolio	For each of the two years in the period ended December 31, 2025

Victory Pioneer Equity Income VCT Portfolio	For each of the two years in the period ended December 31, 2025

Victory Pioneer High Yield VCT Portfolio	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Victory Pioneer Strategic Income Fund	For each of the two years in the period ended December 31, 2025

Victory Pioneer Strategic Income VCT Portfolio	For each of the two years in the period ended December 31, 2025

Victory RS Partners	For each of the two years in the period ended December 31, 2025

Victory RS Science and Technology	For each of the two years in the period ended December 31, 2025

Victory RS Value	For each of the two years in the period ended December 31, 2025

Virtus Ceredex Mid Cap Value Equity	For each of the two years in the period ended December 31, 2025

Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2025

Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2025

Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2025

Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2025

Virtus Tactical Allocation Series	For each of the two years in the period ended December 31, 2025

Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2025

VY CBRE Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2025

VY CBRE Real Estate Portfolio	For each of the two years in the period ended December 31, 2025

Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2025

SBL Variable Annuity Account XIV

Statements of Net Assets

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Discovery Value Portfolio	252,483	$4,145,769	$4,112,946	$—	$4,112,946	279,056	$14.40	$20.63
AB VPS Dynamic Asset Allocation	44,342	495,267	480,225	—	480,225	43,719	10.90	11.42
AB VPS Relative Value Portfolio	4,029	120,164	124,294	—	124,294	4,773	26.05	26.05
AB VPS Sustainable Global Thematic Growth	4,425	137,531	133,904	—	133,904	6,026	22.22	22.22
AFIS Capital World Growth and Income	6,571	94,387	117,292	—	117,292	6,840	16.80	18.94
AFIS U.S. Government Securities	32,818	334,872	319,650	—	319,650	40,230	7.14	8.05
AFIS Washington Mutual Investors	45,999	623,137	807,288	—	807,288	38,013	20.12	22.70
Alger Capital Appreciation (d)	2,211	175,235	245,503	—	245,503	5,607	41.71	55.51
Alger Large Cap Growth	6,996	717,075	721,749	—	721,749	39,180	18.15	18.82
Allspring Growth (d)	45,586	1,209,819	863,851	—	863,851	26,481	32.57	32.57
Allspring Large Cap Core	51,335	883,398	985,122	—	985,122	40,595	24.06	33.62
Allspring Opportunity	12,049	546,537	593,667	—	593,667	23,936	24.82	36.30
Allspring Opportunity VT	33,157	853,548	852,124	—	852,124	33,363	20.94	28.26
Allspring Small Company Value	136,313	4,029,696	4,680,990	—	4,680,990	352,656	12.99	13.28
Allspring VT Discovery All Cap Growth Fund	10,449	266,358	217,957	—	217,957	8,525	25.57	25.57
ALPS/Alerian Energy Infrastructure	32,676	371,595	410,734	—	410,734	31,620	11.93	13.64
American Century Diversified Bond	19,945	188,926	184,886	—	184,886	25,658	7.21	7.21
American Century Equity Income	1,006,302	8,600,447	8,513,314	—	8,513,314	357,064	18.52	24.00
American Century Heritage	106,211	2,079,980	1,725,926	—	1,725,926	54,400	31.70	43.60
American Century International Growth	339,351	4,321,538	4,689,829	—	4,689,829	416,571	11.09	16.24
American Century Select	26,484	2,159,093	3,206,403	—	3,206,403	109,571	29.05	41.82
American Century Strategic Allocation: Aggressive	290,445	2,361,494	2,512,348	—	2,512,348	137,439	17.59	18.29
American Century Strategic Allocation: Conservative	85,781	482,811	484,660	—	484,660	39,187	11.90	12.36
American Century Strategic Allocation: Moderate	665,249	4,310,886	4,490,431	—	4,490,431	291,013	14.86	15.45
American Century Ultra®	11,107	703,803	948,292	—	948,292	19,612	48.48	48.48
American Funds IS® Asset Allocation	1,040,990	24,969,080	27,867,297	—	27,867,297	1,657,093	15.65	17.65
American Funds IS® Capital World Bond	205,160	2,255,812	2,037,243	—	2,037,243	308,107	6.14	6.92
American Funds IS® Global Growth	373,080	12,409,112	14,009,149	—	14,009,149	636,959	20.43	23.05
American Funds IS® Global Small Capitalization	45,387	939,336	860,986	—	860,986	66,121	11.91	13.44
American Funds IS® Growth	39,278	3,633,898	5,278,506	—	5,278,506	141,121	35.32	39.84
American Funds IS® Growth-Income	523,319	28,367,109	33,895,344	—	33,895,344	1,334,407	23.64	26.66
American Funds IS® International	383,155	7,077,119	8,364,268	—	8,364,268	730,829	10.56	11.91
American Funds IS® International Growth and Income	65,175	746,164	838,806	—	838,806	69,552	10.93	12.33
American Funds IS® Mortgage	26,843	251,978	247,220	—	247,220	30,610	8.08	8.08
American Funds IS® New World	199,576	5,240,377	6,328,546	—	6,328,546	455,753	12.66	14.28
AMG River Road Mid Cap Value	86,115	2,025,036	1,708,523	—	1,708,523	67,776	24.28	25.24
Ariel®	34,628	2,274,557	2,555,197	—	2,555,197	99,999	25.32	28.89
Baron Asset	5,511	452,430	486,855	—	486,855	19,954	24.40	24.40
BlackRock Advantage Large Cap Core V.I.	39,969	924,752	1,061,979	—	1,061,979	31,736	27.45	35.52
BlackRock Advantage Small Cap Growth	13,851	176,606	214,546	—	214,546	9,788	21.92	21.92
BlackRock Basic Value V.I.	24,644	330,728	337,133	—	337,133	15,135	17.85	24.14
BlackRock Capital Appreciation V.I.	77,529	617,125	534,177	—	534,177	14,076	32.59	38.49

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
BlackRock Equity Dividend	29,828	$599,076	$618,028	$—	$618,028	26,834	$23.04	$23.04
BlackRock Equity Dividend V.I.	1,077,083	12,227,220	12,343,366	—	12,343,366	625,080	19.29	25.41
BlackRock Global Allocation	5,773	111,521	116,605	—	116,605	8,353	13.98	13.98
BlackRock Global Allocation V.I.	166,856	2,347,891	2,225,854	—	2,225,854	170,248	12.57	14.50
BlackRock High Yield V.I.	883,221	6,201,677	6,217,877	33,190	6,251,067	556,629	10.83	12.53
BlackRock Large Cap Focus Growth V.I.	7,563	132,428	157,994	—	157,994	3,554	44.45	44.45
BNY Mellon Appreciation	209,393	7,970,335	7,425,067	—	7,425,067	316,237	23.06	29.36
BNY Mellon Dynamic Value	118,167	4,647,302	5,768,904	—	5,768,904	170,789	29.42	44.34
BNY Mellon IP MidCap Stock	110,495	2,116,034	2,232,006	—	2,232,006	142,923	15.64	15.64
BNY Mellon IP Small Cap Stock Index	479,003	8,670,926	8,626,837	—	8,626,837	486,264	16.22	23.17
BNY Mellon IP Technology Growth	1,188,169	21,156,147	20,781,077	—	20,781,077	410,400	37.25	51.79
BNY Mellon Midcap Value Fund (b)	88,502	2,691,128	2,596,648	—	2,596,648	96,954	24.94	41.55
BNY Mellon Stock Index	160	11,722	14,027	—	14,027	376	37.32	37.32
BNY Mellon VIF Appreciation	161,271	5,791,796	5,276,783	—	5,276,783	242,982	21.66	21.71
Calamos® Growth	197,671	7,582,385	9,345,874	—	9,345,874	282,631	32.76	40.14
Calamos® Growth and Income	179,631	6,531,086	9,559,986	—	9,559,986	325,416	23.62	32.11
Calamos® High Income Opportunities	47,095	387,994	366,397	—	366,397	31,597	11.59	11.59
ClearBridge Small Cap Growth	—	—	—	—	—	—	20.50	20.50
ClearBridge Variable Growth	369,849	7,176,570	4,896,800	—	4,896,800	230,585	18.73	21.39
ClearBridge Variable Small Cap Growth	200,396	5,832,859	5,651,157	—	5,651,157	237,547	21.50	24.71
Dimensional VA Equity Allocation	214,512	3,302,545	3,955,597	—	3,955,597	226,188	17.48	17.48
Dimensional VA Global Bond Portfolio	275,321	2,752,312	2,684,379	—	2,684,379	342,546	6.89	7.84
Dimensional VA Global Moderate Allocation	37,110	590,116	672,437	—	672,437	46,983	14.31	14.31
Dimensional VA International Small Portfolio	266,518	3,345,883	3,939,132	—	3,939,132	216,364	14.66	18.54
Dimensional VA International Value Portfolio	330,111	4,801,814	6,116,958	—	6,116,958	348,172	14.64	18.15
Dimensional VA Short-Term Fixed Portfolio	621,290	6,352,991	6,256,391	—	6,256,391	812,684	6.72	7.71
Dimensional VA U.S. Large Value Portfolio	215,814	6,788,522	7,534,049	—	7,534,049	298,943	17.84	26.29
Dimensional VA U.S. Targeted Value Portfolio	193,885	4,212,017	4,319,766	—	4,319,766	170,789	17.58	25.95
Donoghue Forlines Dividend VIT Fund	918	15,223	16,879	—	16,879	1,675	10.07	10.07
Donoghue Forlines Momentum VIT Fund	—	—	—	—	—	—	12.84	12.84
DWS Small Mid Cap Value VIP	2,354	31,306	33,243	—	33,243	2,124	13.36	16.42
Eaton Vance VT Floating-Rate Income	312,140	2,681,969	2,612,614	—	2,612,614	278,129	9.15	10.32
Federated Hermes Corporate Bond	536,130	4,736,025	4,546,381	—	4,546,381	427,912	9.96	10.66
Federated Hermes Fund for U.S. Government Securities II	160,501	1,636,657	1,494,263	—	1,494,263	224,265	6.50	8.01
Federated Hermes High Income Bond II	494,478	2,883,479	2,843,248	—	2,843,248	193,301	10.04	14.88
Fidelity® Advisor Dividend Growth Class M-1 (c)	—	—	—	—	—	—	20.45	26.19
Fidelity® Advisor Dividend Growth Class M-2 (a)	60,697	2,445,562	2,580,856	—	2,580,856	238,354	10.82	10.82
Fidelity® Advisor International Capital Appreciation (d)	7,922	124,505	253,753	—	253,753	13,331	18.97	23.11

(a)	New subaccount. See Note 1.
(b)	Name change. See Note 1.
(c)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® Advisor Leveraged Company Stock	1,803	$71,045	$78,633	$—	$78,633	6,867	$11.45	$11.45
Fidelity® Advisor New Insights	8,221	275,422	345,688	—	345,688	9,693	35.63	35.63
Fidelity® Advisor Real Estate	75,918	1,404,441	1,110,678	—	1,110,678	84,313	8.55	20.61
Fidelity® Advisor Stock Selector Mid Cap	46,763	1,719,599	2,017,807	—	2,017,807	88,315	22.84	30.50
Fidelity® Advisor Value Strategies	42,910	1,685,436	1,982,444	—	1,982,444	78,012	25.31	33.46
Fidelity® VIP Balanced	202,457	4,357,747	5,152,519	—	5,152,519	229,206	19.34	23.50
Fidelity® VIP Contrafund	380,238	17,674,004	21,620,308	—	21,620,308	538,858	30.58	44.51
Fidelity® VIP Disciplined Small Cap	90,783	1,663,847	1,832,899	—	1,832,899	74,932	17.93	24.70
Fidelity® VIP Emerging Markets	169,263	2,069,670	2,682,825	—	2,682,825	159,695	15.35	16.86
Fidelity® VIP Equity-Income	332,263	8,367,267	9,346,552	—	9,346,552	492,497	18.94	18.94
Fidelity® VIP Growth & Income	287,657	7,677,143	9,202,134	—	9,202,134	361,925	24.32	35.31
Fidelity® VIP Growth Opportunities	565,607	33,278,060	54,524,542	—	54,524,542	1,138,911	45.97	59.70
Fidelity® VIP High Income	323,392	1,528,884	1,490,839	—	1,490,839	146,130	9.80	11.13
Fidelity® VIP Index 500	48,673	19,452,900	31,647,449	—	31,647,449	1,020,049	28.17	34.98
Fidelity® VIP Investment Grade Bond	762,714	8,633,896	8,366,968	—	8,366,968	910,184	7.74	9.67
Fidelity® VIP Mid Cap	42,060	1,492,503	1,479,237	—	1,479,237	66,638	18.46	22.35
Fidelity® VIP Overseas	313,747	8,121,832	8,508,816	—	8,508,816	623,224	13.22	15.01
Fidelity® VIP Real Estate	10,701	196,216	186,418	—	186,418	13,496	10.25	13.97
Fidelity® VIP Strategic Income	200,779	2,180,734	2,222,621	—	2,222,621	209,927	9.17	10.63
Franklin Allocation VIP Fund	359,827	2,182,400	2,079,801	—	2,079,801	156,515	13.30	13.30
Franklin DynaTech VIP	48,900	264,444	321,759	—	321,759	10,415	28.05	33.85
Franklin Growth and Income VIP Fund	115,774	946,986	850,937	—	850,937	39,389	19.83	26.83
Franklin Income VIP Fund	683,701	10,143,741	10,364,909	—	10,364,909	775,962	12.07	14.87
Franklin Large Cap Growth VIP Fund	3,667	65,819	65,742	—	65,742	2,286	25.24	33.06
Franklin Mutual Global Discovery VIP Fund	562,074	10,524,029	10,713,137	—	10,713,137	668,620	14.57	16.27
Franklin Mutual Shares VIP Fund	8,930	152,700	143,767	—	143,767	8,628	13.27	17.53
Franklin Rising Dividends VIP Fund	33,152	894,397	929,578	—	929,578	38,925	20.85	29.32
Franklin Small Cap Value VIP Fund	299,899	4,268,846	4,159,599	—	4,159,599	223,772	15.71	20.88
Franklin Small-Mid Cap Growth VIP Fund	157,811	2,455,901	2,258,274	—	2,258,274	100,107	17.75	41.88
Franklin Strategic Income VIP Fund	209,868	2,020,014	1,916,097	—	1,916,097	223,116	7.88	9.39
Franklin U.S. Government Securities VIP Fund	83,660	871,304	878,433	—	878,433	127,074	6.75	7.41
Goldman Sachs Emerging Markets Equity	57,995	1,180,903	1,579,216	—	1,579,216	153,273	9.68	10.36
Goldman Sachs Government Income	97,828	1,397,849	1,289,372	—	1,289,372	187,604	6.42	6.87
Goldman Sachs VIT International Equity Insights	19,753	205,510	206,616	—	206,616	14,608	12.93	14.89
Goldman Sachs VIT Large Cap Value	39,822	351,276	326,145	—	326,145	14,548	22.19	22.61
Goldman Sachs VIT Mid Cap Growth Fund	37,311	466,539	365,279	—	365,279	13,450	20.45	27.23
Goldman Sachs VIT Mid Cap Value	25,796	439,777	426,672	—	426,672	22,837	16.46	21.74
Goldman Sachs VIT Small Cap Equity Insights	66,640	931,561	936,287	—	936,287	48,181	18.23	24.74
Goldman Sachs VIT Strategic Growth	31,234	464,585	474,126	—	474,126	9,964	47.56	47.56
Guggenheim Core Bond	228,404	4,168,482	3,773,233	—	3,773,233	433,271	7.71	8.73
Guggenheim Floating Rate Strategies	54,695	1,352,228	1,282,047	—	1,282,047	120,062	10.69	10.69
Guggenheim High Yield	258,611	2,758,001	2,578,355	—	2,578,355	167,906	13.51	16.60
Guggenheim Macro Opportunities	608	15,112	15,204	—	15,204	1,451	10.48	10.48

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Guggenheim Managed Futures Strategy	794	$16,800	$15,754	$—	$15,754	2,108	$7.47	$7.47
Guggenheim Multi-Hedge Strategies	743	19,529	17,059	—	17,059	2,276	7.49	7.49
Guggenheim Total Return Bond	13,198	336,412	318,070	—	318,070	33,501	9.50	9.50
Guggenheim VIF Floating Rate Strategies	311,665	7,619,829	7,327,253	—	7,327,253	751,509	9.17	10.34
Guggenheim VIF Global Managed Futures Strategy	141,778	2,433,730	2,384,699	—	2,384,699	464,680	4.88	7.38
Guggenheim VIF High Yield	470,842	12,359,163	11,643,916	—	11,643,916	401,602	10.14	34.94
Guggenheim VIF Multi-Hedge Strategies	67,426	1,690,761	1,583,172	—	1,583,172	278,083	5.09	7.23
Guggenheim VIF Total Return Bond	2,248,875	34,297,966	33,080,956	—	33,080,956	3,441,916	7.97	9.97
Invesco American Franchise	60,077	1,246,629	1,721,210	—	1,721,210	70,487	24.19	36.75
Invesco Comstock	355,318	8,767,910	10,933,120	—	10,933,120	437,900	23.99	34.14
Invesco Developing Markets	8,464	330,424	296,493	—	296,493	30,097	9.85	9.85
Invesco Discovery	2,066	190,783	204,322	—	204,322	6,799	30.12	30.12
Invesco Discovery Mid Cap Growth	46,050	1,131,250	1,238,291	—	1,238,291	62,091	18.40	33.37
Invesco Energy	2,475	61,298	77,647	—	77,647	11,541	6.73	6.73
Invesco Equity and Income	704,366	7,127,552	7,740,981	—	7,740,981	364,830	18.63	23.59
Invesco Global	6,809	611,805	588,947	—	588,947	24,618	23.96	23.96
Invesco Gold & Special Minerals	6,600	159,804	389,715	—	389,715	18,183	21.43	21.43
Invesco Main Street Mid Cap	54,869	1,325,819	1,576,937	—	1,576,937	95,022	16.29	16.62
Invesco Small Cap Growth (d)	58,559	1,851,913	1,655,467	—	1,655,467	72,939	22.66	32.72
Invesco Technology	38,709	1,975,813	2,253,264	—	2,253,264	124,593	18.08	18.08
Invesco V.I. American Franchise Series I	18,672	1,110,839	1,512,449	—	1,512,449	64,469	23.45	23.45
Invesco V.I. American Franchise Series II	332	22,153	23,920	—	23,920	772	30.92	30.92
Invesco V.I. American Value	323,798	5,520,850	5,750,660	—	5,750,660	360,217	15.22	27.19
Invesco V.I. Balanced-Risk Allocation	12,705	119,082	106,725	—	106,725	10,724	9.53	10.74
Invesco V.I. Comstock	802,903	16,617,928	17,093,798	—	17,093,798	728,582	19.62	27.77
Invesco V.I. Core Equity	1,529	47,990	54,684	—	54,684	2,608	18.97	24.91
Invesco V.I. Core Plus Bond	1,737,062	9,935,146	10,022,847	—	10,022,847	1,050,676	9.41	9.63
Invesco V.I. Discovery Mid Cap Growth	58,858	3,986,518	3,732,189	—	3,732,189	185,257	15.96	22.08
Invesco V.I. Equally-Weighted S&P 500	45,389	1,216,615	1,243,671	—	1,243,671	102,433	11.71	12.15
Invesco V.I. Equity and Income	387,510	6,588,321	7,021,687	—	7,021,687	365,675	14.95	19.44
Invesco V.I. EVQ International Equity Fund	467,293	15,882,608	16,537,513	—	16,537,513	1,065,784	10.82	18.17
Invesco V.I. Global	100,860	3,855,134	3,661,216	—	3,661,216	192,602	18.83	23.48
Invesco V.I. Global Core Equity	3,138	29,880	37,128	—	37,128	2,308	16.10	16.10
Invesco V.I. Global Real Estate Series I	319,114	4,997,101	4,518,652	—	4,518,652	256,630	15.55	17.85
Invesco V.I. Global Real Estate Series II	6,639	97,141	91,612	—	91,612	9,062	10.07	10.07
Invesco V.I. Global Strategic Income	426	2,027	2,008	—	2,008	261	7.69	7.69
Invesco V.I. Government Money Market	37,868,228	37,868,228	37,868,228	—	37,868,228	4,571,947	7.81	8.29
Invesco V.I. Government Securities	786,559	8,627,894	8,290,327	—	8,290,327	1,183,385	6.40	7.70
Invesco V.I. Growth and Income	2,354	48,622	50,243	—	50,243	2,370	17.98	24.63
Invesco V.I. Health Care Series I	190,096	5,246,793	5,681,972	—	5,681,972	210,024	24.08	27.63
Invesco V.I. Health Care Series II	9,915	249,887	269,595	—	269,595	18,353	14.71	14.71

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. International Growth Fund (b)	154,460	$341,714	$319,731	$—	$319,731	25,037	$10.44	$13.19
Invesco V.I. Main Street Mid Cap Fund®	755,862	7,828,573	7,936,546	—	7,936,546	340,186	16.53	26.43
Invesco V.I. Main Street Small Cap Fund®	374,553	9,391,226	10,378,852	—	10,378,852	327,114	18.18	41.53
Invesco V.I. Small Cap Equity	2,748	42,453	49,002	—	49,002	2,501	15.21	19.59
Invesco Value Opportunities	114,601	1,681,498	2,682,800	—	2,682,800	127,210	21.13	21.13
Janus Henderson Adaptive Risk Managed U.S. Equity	54,112	583,093	663,417	—	663,417	38,920	16.76	17.06
Janus Henderson Mid Cap Value	3,164	50,216	49,046	—	49,046	2,833	17.30	17.30
Janus Henderson Overseas	69,849	2,731,087	4,009,356	—	4,009,356	413,895	9.09	9.73
Janus Henderson VIT Enterprise	323,949	21,003,067	23,761,632	—	23,761,632	761,779	24.30	32.64
Janus Henderson VIT Mid Cap Value	21,911	348,568	367,659	—	367,659	23,211	14.51	17.99
Janus Henderson VIT Overseas	27,109	1,153,109	1,437,318	—	1,437,318	141,120	10.03	12.27
Janus Henderson VIT Research	268,172	10,608,943	16,422,847	—	16,422,847	465,609	32.79	42.97
Lord Abbett Series Bond-Debenture VC	457,566	5,193,456	4,854,780	—	4,854,780	473,280	9.82	12.10
Lord Abbett Series Developing Growth VC	38,403	1,264,761	1,283,819	—	1,283,819	66,600	18.36	25.41
Lord Abbett Series Dividend Growth VC	23,352	432,616	463,304	—	463,304	15,193	23.56	30.73
Lord Abbett Series Growth Opportunities VC	295	2,720	3,274	—	3,274	142	23.12	23.12
Lord Abbett Series Mid Cap Stock VC	2,745	69,748	71,514	—	71,514	3,867	18.49	18.49
Lord Abbett Series Total Return VC	38,983	616,205	553,564	—	553,564	61,730	7.71	9.12
LVIP American Century Disciplined Core Value	13,729	130,662	132,825	—	132,825	5,611	17.76	25.23
LVIP American Century Inflation Protection	78,252	779,998	707,083	—	707,083	92,344	7.39	7.67
LVIP American Century International	4,341	46,290	53,090	—	53,090	4,047	13.12	13.12
LVIP American Century Mid Cap Value (d)	208,105	4,129,683	4,036,196	—	4,036,196	191,723	16.78	23.30
LVIP American Century Ultra	635,295	13,663,106	19,035,330	—	19,035,330	358,271	46.52	53.37
LVIP American Century Value	1,883,632	20,682,612	24,368,553	—	24,368,553	799,378	17.62	30.73
LVIP JPMorgan Core Bond Fund	723,529	7,450,401	7,096,373	—	7,096,373	889,503	7.34	8.04
LVIP JPMorgan Small Cap Core Fund	25,602	571,336	553,264	—	553,264	26,047	15.51	22.15
LVIP JPMorgan US Equity Fund	10,792	399,772	522,061	—	522,061	15,899	28.97	39.71
Macquarie Asset Strategy	14,123	319,523	319,032	—	319,032	22,034	14.48	14.48
MFS® VIT Emerging Markets Equity	6,912	107,852	119,722	—	119,722	11,606	10.17	10.42
MFS® VIT Global Tactical Allocation	5,141	72,079	72,902	—	72,902	7,250	10.06	10.06
MFS® VIT II MA Investors Growth Stock	11,725	256,434	256,431	—	256,431	6,972	36.34	37.03
MFS® VIT II Research International	390,848	6,397,361	7,922,487	—	7,922,487	711,887	8.91	13.08
MFS® VIT International Intrinsic Value	48,116	1,365,050	1,739,389	—	1,739,389	107,482	15.86	17.89
MFS® VIT Investors Trust	4,743	149,320	121,286	—	121,286	5,136	22.59	30.75
MFS® VIT New Discovery	14,151	209,690	171,225	—	171,225	8,797	16.18	20.46
MFS® VIT Research	1,771	52,729	52,860	—	52,860	1,640	32.22	32.22
MFS® VIT Total Return	589,695	13,112,686	13,350,692	—	13,350,692	837,689	13.29	17.12
MFS® VIT Total Return Bond	53,839	646,341	621,301	—	621,301	69,863	7.76	8.97
MFS® VIT Utilities	320,988	10,153,056	11,818,764	—	11,818,764	510,957	14.20	24.28
Morgan Stanley VIF Emerging Markets Debt	32,037	199,325	171,078	—	171,078	18,429	9.12	9.27

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Morgan Stanley VIF Emerging Markets Equity	239,219	$3,531,757	$4,183,945	$—	$4,183,945	446,846	$7.71	$11.01
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	124,681	1,690,074	2,123,324	—	2,123,324	123,763	17.14	20.99
Morningstar Balanced ETF Asset Allocation Portfolio	1,147,326	12,704,790	12,907,420	—	12,907,420	918,487	12.52	14.97
Morningstar Conservative ETF Asset Allocation Portfolio	228,761	2,439,239	2,472,905	—	2,472,905	270,769	8.42	9.49
Morningstar Growth ETF Asset Allocation Portfolio	533,011	6,195,164	7,115,691	—	7,115,691	461,413	15.00	18.44
Morningstar Income and Growth ETF Asset Allocation Portfolio	183,112	1,899,629	1,906,194	—	1,906,194	162,490	10.35	12.03
NAA All Cap Value Series	470,578	14,227,736	14,023,209	—	14,023,209	524,946	17.46	37.22
NAA Large Cap Value	31,746	1,400,534	1,393,330	—	1,393,330	70,052	19.85	26.91
NAA Large Cap Value Series	457,398	17,353,058	17,463,465	—	17,463,465	748,767	22.20	36.36
NAA Large Core	51,400	1,075,143	1,195,561	—	1,195,561	56,068	21.00	28.73
NAA Large Core Series	363,704	15,183,809	16,803,147	—	16,803,147	838,061	19.59	37.54
NAA Large Growth Series	508,267	10,174,122	11,466,500	—	11,466,500	446,353	25.73	30.52
NAA Mid Growth	41,512	1,547,275	1,572,044	—	1,572,044	79,143	19.63	29.77
NAA Mid Growth Series	146,711	7,038,321	7,290,049	—	7,290,049	343,264	20.08	41.82
NAA Opportunity	2,573	57,354	79,169	—	79,169	5,572	11.81	16.58
NAA Small Cap Value Series	385,638	14,977,258	14,137,474	—	14,137,474	351,509	12.40	42.40
NAA Small Growth Series	88,497	2,498,521	2,686,762	—	2,686,762	203,103	12.74	23.41
NAA SMid Cap Value	291,653	10,112,732	10,097,016	—	10,097,016	292,357	34.37	42.12
NAA Smid-Cap Value Series	396,409	25,107,270	24,347,434	—	24,347,434	537,744	15.39	48.11
NAA World Equity Income	289,913	4,352,907	4,934,312	—	4,934,312	293,968	16.02	23.33
NAA World Equity Income Series	777,188	9,797,461	11,696,678	—	11,696,678	686,406	15.40	19.53
Neuberger Berman AMT Quality Equity Portfolio Class I	75,783	2,317,784	3,240,481	—	3,240,481	177,903	17.77	30.52
Neuberger Berman AMT Quality Equity Portfolio Class S (b)	154,119	4,362,014	6,599,393	—	6,599,393	148,520	39.46	44.46
Neuberger Berman Core Bond	308,113	2,978,258	2,739,120	—	2,739,120	326,440	7.68	8.63
Neuberger Large Cap Value Fund (b)	11,993	453,331	612,703	—	612,703	32,002	18.47	19.19
Neuberger Quality Equity Fund (b)	29,353	1,179,182	1,637,588	—	1,637,588	55,485	27.64	29.63
Nomura VIP Asset Strategy Series (b)	134,808	1,238,278	1,348,078	—	1,348,078	109,218	12.31	14.78
Nomura VIP Balanced Series (b)	19,175	126,633	125,211	—	125,211	6,386	19.63	19.63
Nomura VIP Core Equity Series (b)	19,905	259,877	278,276	—	278,276	7,827	35.55	35.55
Nomura VIP Energy Series (b)	20,929	108,413	108,415	—	108,415	20,779	5.22	5.22
Nomura VIP Global Growth Series (b)	3,347	11,887	12,852	—	12,852	587	21.97	21.97
Nomura VIP Growth Series (b)	—	—	—	—	—	—	34.30	45.26
Nomura VIP High Income Series (b)	121,334	368,677	355,508	—	355,508	33,020	9.93	13.12
Nomura VIP International Core Equity Series (b)	21,778	361,002	423,361	—	423,361	31,429	12.63	13.51
Nomura VIP Limited+Term Bond Series (b)	3,208	15,813	15,112	—	15,112	1,862	8.09	8.09
Nomura VIP Mid Cap Growth Series (b)	13,876	144,529	107,120	—	107,120	5,423	18.08	22.86
Nomura VIP Natural Resources Series (b)	43,326	182,457	265,590	—	265,590	32,081	7.35	8.29
Nomura VIP Science And Technology Series (b)	6,605	177,546	215,728	—	215,728	4,930	34.63	50.33
Nomura VIP Small Cap Growth Series (b)	30,113	225,216	224,344	—	224,344	12,888	16.10	17.71
Nomura VIP Smid Cap Core Series (b)	657	8,875	8,900	—	8,900	487	16.43	20.59
Nomura VIP Value Series (b)	1,764	9,741	7,814	—	7,814	367	21.30	21.30

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
North Square Spectrum Alpha	387	$4,248	$3,493	$—	$3,493	183	$19.03	$19.03
Northern Global Tactical Asset Allocation	7,773	92,649	111,311	—	111,311	7,757	14.34	14.34
Northern Large Cap Core	5,006	106,596	158,898	—	158,898	4,562	34.83	34.83
Northern Large Cap Value	17,145	334,773	393,830	—	393,830	16,157	24.40	24.40
PGIM Focused Growth	115,176	2,641,766	3,418,425	—	3,418,425	303,200	11.18	11.27
PGIM Jennison Mid-Cap Growth	21,675	357,775	283,294	—	283,294	14,153	20.02	20.02
PGIM Jennison Natural Resources	288	13,539	20,109	—	20,109	2,086	9.64	9.64
PGIM Jennison Small Company	18,389	404,510	380,646	—	380,646	16,608	22.96	22.96
PGIM Quant Solutions Small-Cap Value (d)	10,205	203,078	193,896	—	193,896	12,805	14.57	15.15
PIMCO All Asset	12,664	147,558	142,978	—	142,978	12,656	11.30	11.30
PIMCO CommodityRealReturn Strategy	6,394	100,260	86,963	—	86,963	15,629	5.58	5.58
PIMCO Emerging Markets Bond	5,430	49,193	49,409	—	49,409	5,169	9.57	9.57
PIMCO High Yield	133,349	1,143,966	1,090,792	—	1,090,792	68,522	15.93	16.54
PIMCO International Bond (U.S. Dollar-Hedged)	318,235	3,310,866	3,160,075	—	3,160,075	311,819	9.49	10.15
PIMCO Low Duration	5,421	50,623	50,739	—	50,739	7,218	7.02	7.02
PIMCO Real Return	72,119	794,519	747,873	—	747,873	88,502	8.45	8.45
PIMCO StocksPLUS® Small Fund	49,551	410,596	390,956	—	390,956	17,929	21.77	21.77
PIMCO Total Return	140,863	1,405,995	1,248,046	—	1,248,046	142,631	8.75	8.75
PIMCO VIT All Asset Administrative	373,197	3,859,317	3,575,224	—	3,575,224	235,893	13.25	15.20
PIMCO VIT All Asset Advisor	100,332	970,365	979,245	—	979,245	81,988	10.29	11.95
PIMCO VIT CommodityRealReturn Strategy Administrative	593,809	4,172,325	3,735,056	—	3,735,056	653,271	4.96	5.78
PIMCO VIT CommodityRealReturn Strategy Advisor	22,625	150,899	145,255	—	145,255	27,138	5.27	6.33
PIMCO VIT Emerging Markets Bond	159,642	1,877,708	1,823,112	—	1,823,112	159,142	9.36	11.84
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	839	8,901	8,360	—	8,360	832	10.05	10.05
PIMCO VIT Global Managed Asset Allocation	3,412	37,320	40,024	—	40,024	3,059	13.08	14.76
PIMCO VIT High Yield	32,129	238,326	238,078	—	238,078	12,438	19.17	19.17
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	574,440	5,978,724	5,767,381	—	5,767,381	528,554	9.90	10.91
PIMCO VIT International Bond Portfolio (Unhedged)	21,772	167,465	163,728	—	163,728	25,233	6.49	6.49
PIMCO VIT Low Duration Administrative (d)	2,180,002	21,529,967	21,320,424	—	21,320,424	2,886,779	6.61	8.64
PIMCO VIT Low Duration Advisor	92,115	908,580	900,885	—	900,885	117,380	6.98	7.79
PIMCO VIT Real Return Administrative (d)	1,169,183	14,741,522	14,041,892	—	14,041,892	1,444,678	8.77	10.57
PIMCO VIT Real Return Advisor	66,309	813,081	796,372	—	796,372	90,732	7.71	9.05
PIMCO VIT Short-Term	363,344	3,732,920	3,753,342	—	3,753,342	443,128	7.67	8.56
PIMCO VIT Total Return Administrative	852,477	8,704,793	8,055,908	—	8,055,908	921,601	8.70	8.70
PIMCO VIT Total Return Advisor	1,355,277	13,265,197	12,807,372	—	12,807,372	1,522,581	7.60	8.89
Putnam VT Core Equity Fund	35,841	738,227	845,842	—	845,842	21,589	29.83	40.71
Putnam VT Diversified Income	9,904	50,284	46,647	—	46,647	5,091	9.19	9.19
Putnam VT Global Asset Allocation	970	16,289	19,285	—	19,285	1,254	15.42	19.23
Putnam VT High Yield	10,639	58,728	61,066	—	61,066	5,242	10.11	11.64
Putnam VT Income	3,392	33,674	27,778	—	27,778	3,350	8.31	8.31
Putnam VT Large Cap Growth Fund	11,185	156,626	196,635	—	196,635	4,136	39.33	52.52

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Putnam VT Large Cap Value	45,235	$1,252,313	$1,614,423	$—	$1,614,423	52,776	$24.07	$33.11
Putnam VT Small Cap Growth	18,908	322,045	407,474	—	407,474	16,261	18.88	25.74
Putnam VT Small Cap Value	17,695	192,798	191,280	—	191,280	12,384	15.40	15.40
Royce Micro-Cap	323,062	3,204,976	3,072,324	—	3,072,324	191,153	13.04	16.20
Royce Small-Cap Opportunity	206,057	2,728,217	2,961,041	—	2,961,041	129,766	21.94	22.80
Royce Small-Cap Value	102,663	1,008,911	998,912	—	998,912	71,461	13.46	13.99
Rydex VIF Banking	4,094	438,851	585,484	—	585,484	73,444	7.18	14.74
Rydex VIF Basic Materials	11,126	1,055,398	1,313,640	—	1,313,640	70,008	15.59	19.36
Rydex VIF Biotechnology	15,606	1,331,660	1,446,224	—	1,446,224	70,408	15.58	34.06
Rydex VIF Commodities Strategy	7,695	662,101	688,686	—	688,686	370,544	1.75	2.85
Rydex VIF Consumer Products	11,894	821,173	731,142	—	731,142	44,730	10.56	17.91
Rydex VIF Dow 2x Strategy (d)	4,462	799,281	1,212,160	—	1,212,160	26,135	39.69	46.82
Rydex VIF Electronics	13,525	2,417,868	2,899,248	—	2,899,248	71,773	23.23	67.30
Rydex VIF Energy	7,834	1,793,045	1,980,957	—	1,980,957	293,126	5.64	8.03
Rydex VIF Energy Services	822	243,554	252,928	—	252,928	141,346	1.65	1.86
Rydex VIF Europe 1.25x Strategy (d)	2,173	272,965	347,115	—	347,115	43,719	6.99	7.96
Rydex VIF Financial Services	6,037	637,682	750,821	—	750,821	67,031	11.00	17.03
Rydex VIF Government Long Bond 1.2x Strategy (d)	2,082	603,878	372,075	—	372,075	70,270	4.95	6.88
Rydex VIF Health Care	22,051	1,705,295	1,760,755	—	1,760,755	86,370	17.33	25.16
Rydex VIF High Yield Strategy	4,206	330,503	337,587	—	337,587	33,306	10.14	10.14
Rydex VIF Internet	5,087	537,692	565,257	—	565,257	31,841	16.81	33.34
Rydex VIF Inverse Dow 2x Strategy (d)	842	349,992	95,504	—	95,504	1,176,599	0.02	0.19
Rydex VIF Inverse Government Long Bond Strategy (d)	2,199	218,259	240,335	—	240,335	151,605	1.52	2.31
Rydex VIF Inverse Mid-Cap Strategy (d)	104	17,883	14,224	—	14,224	48,215	0.29	0.29
Rydex VIF Inverse NASDAQ-100® Strategy (d)	235	24,826	24,472	—	24,472	241,473	0.10	0.18
Rydex VIF Inverse Russell 2000® Strategy (d)	296	45,469	35,415	—	35,415	109,109	0.27	0.49
Rydex VIF Inverse S&P 500 Strategy (d)	3,894	383,106	356,765	—	356,765	1,181,758	0.25	0.51
Rydex VIF Japan 2x Strategy (d)	1,996	164,198	219,887	—	219,887	16,743	13.13	13.13
Rydex VIF Leisure	3,236	394,922	441,822	—	441,822	30,872	14.25	17.40
Rydex VIF Mid-Cap 1.5x Strategy (d)	1,589	331,236	391,897	—	391,897	11,764	20.16	34.56
Rydex VIF Money Market	38,738,213	38,738,213	38,738,213	—	38,738,213	7,176,402	4.44	6.54
Rydex VIF NASDAQ-100®	80,369	6,635,438	7,774,064	—	7,774,064	152,184	43.26	63.74
Rydex VIF NASDAQ-100® 2x Strategy (d)	112,836	21,093,022	25,235,705	—	25,235,705	189,626	120.70	253.86
Rydex VIF Nova (d)	10,060	1,692,977	2,588,662	—	2,588,662	72,633	34.00	42.15
Rydex VIF Precious Metals	50,983	2,430,626	4,948,917	—	4,948,917	264,648	12.81	22.94
Rydex VIF Real Estate	27,360	1,107,620	1,044,062	—	1,044,062	79,256	8.34	13.75
Rydex VIF Retailing	2,458	272,252	347,402	—	347,402	16,466	16.24	23.03
Rydex VIF Russell 2000® 1.5x Strategy (d)	3,771	312,435	318,928	—	318,928	15,522	20.54	20.54
Rydex VIF Russell 2000® 2x Strategy (d)	28,964	4,978,781	4,949,891	—	4,949,891	433,067	11.40	12.94
Rydex VIF S&P 500 2x Strategy (d)	6,590	2,715,721	3,988,980	—	3,988,980	81,500	47.23	59.29
Rydex VIF S&P 500 Pure Growth	46,264	2,483,182	2,581,503	—	2,581,503	106,996	20.09	28.96

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF S&P 500 Pure Value	69,849	$3,797,567	$4,598,829	$—	$4,598,829	244,986	$15.46	$19.00
Rydex VIF S&P MidCap 400 Pure Growth	35,975	1,373,777	1,393,329	—	1,393,329	66,587	12.80	21.97
Rydex VIF S&P MidCap 400 Pure Value	18,698	844,914	901,229	—	901,229	41,702	16.51	21.84
Rydex VIF S&P SmallCap 600 Pure Growth	23,511	1,320,153	1,349,312	—	1,349,312	78,394	12.59	17.53
Rydex VIF S&P SmallCap 600 Pure Value	19,430	1,588,904	1,704,568	—	1,704,568	126,937	12.00	14.93
Rydex VIF Strengthening Dollar 2x Strategy (d)	14,852	633,473	635,526	—	635,526	94,506	4.07	8.78
Rydex VIF Technology	15,077	2,296,138	3,667,369	—	3,667,369	138,189	24.29	44.41
Rydex VIF Telecommunications	16,326	1,059,176	1,358,196	—	1,358,196	209,417	5.86	11.42
Rydex VIF Transportation	4,084	358,591	410,817	—	410,817	22,921	15.42	18.51
Rydex VIF Utilities	52,107	1,881,042	2,251,557	—	2,251,557	180,424	11.18	17.91
Rydex VIF Weakening Dollar 2x Strategy (d)	630	96,738	77,935	—	77,935	32,400	2.37	2.59
T. Rowe Price Blue Chip Growth	56,545	2,492,490	3,433,412	—	3,433,412	78,818	34.23	47.99
T. Rowe Price Capital Appreciation	173,576	5,319,211	6,089,045	—	6,089,045	232,365	24.51	26.22
T. Rowe Price Equity Income	66,869	1,909,542	1,916,465	—	1,916,465	87,816	16.57	22.56
T. Rowe Price Growth Stock	75,022	5,382,856	7,129,351	—	7,129,351	205,229	32.47	34.73
T. Rowe Price Health Sciences	164,905	8,131,046	8,909,827	—	8,909,827	410,871	21.23	39.68
T. Rowe Price Limited-Term Bond	25,438	119,498	120,322	—	120,322	16,524	7.16	7.73
T. Rowe Price Retirement 2010	125	2,050	1,960	—	1,960	155	12.68	12.68
T. Rowe Price Retirement 2015	19,040	246,696	248,667	—	248,667	18,122	13.72	13.72
T. Rowe Price Retirement 2020	2,860	57,117	54,772	—	54,772	3,686	14.88	14.88
T. Rowe Price Retirement 2025	2,590	42,217	44,372	—	44,372	2,741	16.17	16.17
T. Rowe Price Retirement 2030	14,619	370,296	393,097	—	393,097	22,208	17.70	17.70
T. Rowe Price Retirement 2035	4,787	95,111	108,805	—	108,805	5,656	19.23	19.23
T. Rowe Price Retirement 2040	7,221	194,725	241,555	—	241,555	11,759	20.54	20.54
T. Rowe Price Retirement 2045	640	12,947	15,779	—	15,779	738	21.37	21.37
T. Rowe Price Retirement 2050	69	1,199	1,443	—	1,443	67	21.53	21.53
T. Rowe Price Retirement 2055	2,114	32,372	46,920	—	46,920	2,179	21.51	21.51
T. Rowe Price Retirement Balanced	5,812	86,075	81,366	—	81,366	6,933	11.72	11.72
Templeton Developing Markets VIP Fund	674,196	6,926,648	8,144,282	—	8,144,282	497,342	11.96	24.34
Templeton Foreign VIP Fund	242,822	3,208,677	3,938,571	—	3,938,571	363,212	10.22	17.40
Templeton Global Bond VIP Fund	63,742	873,700	839,477	—	839,477	134,568	5.68	6.56
Templeton Growth VIP Fund	—	—	—	—	—	—	11.89	15.00
Third Avenue Value	9,284	216,107	232,471	—	232,471	14,421	14.65	16.61
TOPS® Aggressive Growth ETF	3,107	62,754	80,213	—	80,213	4,980	16.11	16.11
TOPS® Balanced ETF	61,122	859,927	996,894	—	996,894	82,497	12.08	12.08
TOPS® Conservative ETF	78,385	1,016,043	1,094,257	—	1,094,257	99,369	11.01	11.01
TOPS® Growth ETF	17,701	338,481	442,703	—	442,703	29,325	15.10	15.10
TOPS® Moderate Growth ETF	89,561	1,337,119	1,618,360	—	1,618,360	119,183	13.58	13.58
VanEck VIP Global Gold	102,899	1,513,889	2,504,556	—	2,504,556	102,214	24.28	24.54
VanEck VIP Global Resources	26,757	760,176	855,415	—	855,415	138,890	6.14	7.47
Vanguard® VIF Balanced	394,877	9,071,948	10,033,815	—	10,033,815	561,999	15.73	17.97

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® VIF Capital Growth	54,050	$2,503,347	$3,341,343	$—	$3,341,343	120,620	$24.52	$28.00
Vanguard® VIF Conservative Allocation	263,970	6,680,178	6,984,647	—	6,984,647	568,385	11.05	12.62
Vanguard® VIF Diversified Value	174,380	2,686,991	3,046,414	—	3,046,414	147,902	18.24	20.83
Vanguard® VIF Equity Income	142,263	3,367,691	3,730,123	—	3,730,123	183,432	18.01	20.57
Vanguard® VIF Equity Index	230,751	14,227,469	18,912,323	—	18,912,323	700,585	23.69	27.06
Vanguard® VIF Global Bond Index	174,490	3,251,804	3,285,641	—	3,285,641	372,296	8.83	8.83
Vanguard® VIF Growth	137,730	4,035,721	5,051,926	—	5,051,926	170,141	26.03	29.73
Vanguard® VIF High Yield Bond	351,137	2,573,268	2,651,082	—	2,651,082	222,010	10.45	11.94
Vanguard® VIF International	225,910	6,601,141	6,458,753	—	6,458,753	347,937	16.26	18.57
Vanguard® VIF Mid-Cap Index	257,327	6,146,439	7,194,853	—	7,194,853	387,441	16.77	19.15
Vanguard® VIF Moderate Allocation	553,096	15,885,884	18,407,043	—	18,407,043	1,229,168	13.26	15.15
Vanguard® VIF Real Estate Index	236,591	2,930,185	2,737,352	—	2,737,352	232,821	10.31	11.78
Vanguard® VIF Short Term Investment Grade	1,100,094	11,354,048	11,737,999	—	11,737,999	1,272,089	8.09	9.24
Vanguard® VIF Small Company Growth (d)	11,176	213,180	213,123	—	213,123	12,417	17.17	17.17
Vanguard® VIF Total Bond Market Index	2,506,980	27,254,790	27,075,389	—	27,075,389	3,210,229	7.42	8.47
Vanguard® VIF Total International Stock Market Index	644,299	14,050,038	17,305,883	—	17,305,883	1,231,780	12.77	14.06
Vanguard® VIF Total Stock Market Index	795,812	39,884,778	48,488,842	—	48,488,842	1,893,652	22.53	25.72
Victory Pioneer Bond VCT Portfolio (b)	7,798	78,779	76,420	—	76,420	8,608	8.89	8.89
Victory Pioneer Equity Income VCT Portfolio (b)	1,420	23,675	17,561	—	17,561	1,037	16.92	16.92
Victory Pioneer High Yield VCT Portfolio (b)	3,605	32,376	30,857	—	30,857	2,694	9.55	11.45
Victory Pioneer Strategic Income Fund (b)	9,218	92,036	90,889	—	90,889	9,615	9.46	9.46
Victory Pioneer Strategic Income VCT Portfolio (b)	91,016	821,262	852,821	—	852,821	91,618	8.55	9.51
Victory RS Partners (d)	16,651	459,683	454,081	—	454,081	12,692	35.72	35.72
Victory RS Science and Technology	30,189	721,792	941,886	—	941,886	22,106	40.90	42.50
Victory RS Value	68,302	1,740,138	1,637,884	—	1,637,884	95,487	16.51	17.16
Virtus Ceredex Mid Cap Value Equity	11,860	143,025	138,051	—	138,051	6,405	21.56	21.56
Virtus Duff & Phelps Real Estate Securities Series	20,820	410,542	426,191	—	426,191	30,960	12.83	14.12
Virtus KAR Small-Cap Growth Series	59,525	1,456,078	911,928	—	911,928	43,729	20.39	22.99
Virtus Newfleet Multi-Sector Intermediate Bond Series	38,001	336,536	330,233	—	330,233	33,899	9.03	9.82
Virtus SGA International Growth Series	26,506	341,632	353,859	—	353,859	41,481	7.82	8.62
Virtus Tactical Allocation Series	25,501	331,482	302,957	—	302,957	19,600	13.52	15.70
Voya MidCap Opportunities Portfolio	47,768	243,935	156,679	—	156,679	6,524	18.76	25.49
VY CBRE Global Real Estate Portfolio	25,457	282,836	266,031	—	266,031	24,856	9.04	10.70
VY CBRE Real Estate Portfolio	—	—	—	—	—	—	11.32	14.18
Western Asset Variable Global High Yield Bond	163,874	1,144,487	1,063,545	—	1,063,545	95,632	9.15	11.29

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets

Years Ended December 31, 2025 and 2024, Except as Noted

	AB VPS Discovery Value Portfolio	AB VPS Dynamic Asset Allocation	AB VPS Relative Value Portfolio
Net assets as of December 31, 2023	$4,339,295	$556,928	$94,993

Investment income (loss):
Dividend distributions	27,848	6,240	1,206
Investment Expenses:
Mortality and expense risk and administrative charges	(39,184)	(4,067)	(244)

Net investment income (loss)	(11,336)	2,173	962

Increase (decrease) in net assets from operations:
Capital gain distributions	219,444	—	3,395
Realized capital gain (loss) on investments	22,042	(10,367)	281
Change in unrealized appreciation (depreciation)	131,548	61,083	6,835

Net gain (loss) on investments	373,034	50,716	10,511

Net increase (decrease) in net assets from operations	361,698	52,889	11,473

Contract owner transactions:
Variable annuity deposits	76,671	1,250	—
Terminations, withdrawals and annuity payments	(232,174)	(52,311)	(13,253)
Transfers between subaccounts, net	(125,438)	4,102	—
Maintenance charges and mortality adjustments	(6,503)	(2,951)	(195)

Increase (decrease) in net assets from contract transactions	(287,444)	(49,910)	(13,448)

Total increase (decrease) in net assets	74,254	2,979	(1,975)

Net assets as of December 31, 2024	$4,413,549	$559,907	$93,018

Investment income (loss):
Dividend distributions	24,752	7,855	853
Investment Expenses:
Mortality and expense risk and administrative charges	(37,483)	(3,619)	(308)

Net investment income (loss)	(12,731)	4,236	545

Increase (decrease) in net assets from operations:
Capital gain distributions	467,047	—	7,964
Realized capital gain (loss) on investments	(23,135)	(14,699)	950
Change in unrealized appreciation (depreciation)	(376,557)	69,432	2,493

Net gain (loss) on investments	67,355	54,733	11,407

Net increase (decrease) in net assets from operations	54,624	58,969	11,952

Contract owner transactions:
Variable annuity deposits	85,367	10,479	—
Terminations, withdrawals and annuity payments	(372,908)	(71,517)	(88,817)
Transfers between subaccounts, net	(61,668)	(75,395)	108,285
Maintenance charges and mortality adjustments	(6,018)	(2,218)	(144)

Increase (decrease) in net assets from contract transactions	(355,227)	(138,651)	19,324

Total increase (decrease) in net assets	(300,603)	(79,682)	31,276

Net assets as of December 31, 2025	$4,112,946	$480,225	$124,294

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	AB VPS Sustainable Global Thematic Growth	AFIS Capital World Growth and Income	AFIS U.S. Government Securities
Net assets as of December 31, 2023	$135,953	$100,114	$162,466

Investment income (loss):
Dividend distributions	—	1,689	16,214
Investment Expenses:
Mortality and expense risk and administrative charges	(365)	(1,126)	(1,106)

Net investment income (loss)	(365)	563	15,108

Increase (decrease) in net assets from operations:
Capital gain distributions	438	—	—
Realized capital gain (loss) on investments	264	209	(1,118)
Change in unrealized appreciation (depreciation)	7,254	11,409	(12,524)

Net gain (loss) on investments	7,956	11,618	(13,642)

Net increase (decrease) in net assets from operations	7,591	12,181	1,466

Contract owner transactions:
Variable annuity deposits	—	15,000	—
Terminations, withdrawals and annuity payments	(4,465)	(5,427)	(2,478)
Transfers between subaccounts, net	3,625	(4,976)	276,117
Maintenance charges and mortality adjustments	(125)	(252)	(308)

Increase (decrease) in net assets from contract transactions	(965)	4,345	273,331

Total increase (decrease) in net assets	6,626	16,526	274,797

Net assets as of December 31, 2024	$142,579	$116,640	$437,263

Investment income (loss):
Dividend distributions	—	1,380	14,471
Investment Expenses:
Mortality and expense risk and administrative charges	(351)	(1,266)	(1,361)

Net investment income (loss)	(351)	114	13,110

Increase (decrease) in net assets from operations:
Capital gain distributions	17,726	4,564	—
Realized capital gain (loss) on investments	1,384	3,371	(7,595)
Change in unrealized appreciation (depreciation)	(10,451)	16,626	23,707

Net gain (loss) on investments	8,659	24,561	16,112

Net increase (decrease) in net assets from operations	8,308	24,675	29,222

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,959)	(23,074)	(3,385)
Transfers between subaccounts, net	(12,898)	(671)	(142,966)
Maintenance charges and mortality adjustments	(126)	(278)	(484)

Increase (decrease) in net assets from contract transactions	(16,983)	(24,023)	(146,835)

Total increase (decrease) in net assets	(8,675)	652	(117,613)

Net assets as of December 31, 2025	$133,904	$117,292	$319,650

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	AFIS Washington Mutual Investors	Alger Capital Appreciation (d)	Alger Large Cap Growth
Net assets as of December 31, 2023	$761,881	$192,614	$171,885

Investment income (loss):
Dividend distributions	12,190	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,136)	(2,498)	(1,217)

Net investment income (loss)	5,054	(2,498)	(1,217)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,389	—	—
Realized capital gain (loss) on investments	24,046	2,262	3,343
Change in unrealized appreciation (depreciation)	102,402	83,457	59,883

Net gain (loss) on investments	133,837	85,719	63,226

Net increase (decrease) in net assets from operations	138,891	83,221	62,009

Contract owner transactions:
Variable annuity deposits	13,962	—	—
Terminations, withdrawals and annuity payments	(7,918)	(22,164)	(12,747)
Transfers between subaccounts, net	(40,926)	(112)	172,261
Maintenance charges and mortality adjustments	(950)	(497)	(137)

Increase (decrease) in net assets from contract transactions	(35,832)	(22,773)	159,377

Total increase (decrease) in net assets	103,059	60,448	221,386

Net assets as of December 31, 2024	$864,940	$253,062	$393,271

Investment income (loss):
Dividend distributions	9,764	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(6,475)	(2,905)	(2,817)

Net investment income (loss)	3,289	(2,905)	(2,817)

Increase (decrease) in net assets from operations:
Capital gain distributions	54,707	43,669	77,885
Realized capital gain (loss) on investments	31,481	38,395	50,061
Change in unrealized appreciation (depreciation)	27,510	(1,711)	(73,066)

Net gain (loss) on investments	113,698	80,353	54,880

Net increase (decrease) in net assets from operations	116,987	77,448	52,063

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(132,007)	(84,413)	(37,366)
Transfers between subaccounts, net	(41,683)	(6)	314,075
Maintenance charges and mortality adjustments	(949)	(588)	(294)

Increase (decrease) in net assets from contract transactions	(174,639)	(85,007)	276,415

Total increase (decrease) in net assets	(57,652)	(7,559)	328,478

Net assets as of December 31, 2025	$807,288	$245,503	$721,749

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Allspring Growth (d)	Allspring Large Cap Core	Allspring Opportunity
Net assets as of December 31, 2023	$712,042	$854,775	$616,461

Investment income (loss):
Dividend distributions	—	1,074	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,511)	(7,829)	(6,129)

Net investment income (loss)	(7,511)	(6,755)	(6,129)

Increase (decrease) in net assets from operations:
Capital gain distributions	235,528	92,386	58,032
Realized capital gain (loss) on investments	(7,080)	30,718	24,353
Change in unrealized appreciation (depreciation)	(23,489)	74,592	11,884

Net gain (loss) on investments	204,959	197,696	94,269

Net increase (decrease) in net assets from operations	197,448	190,941	88,140

Contract owner transactions:
Variable annuity deposits	9,001	11,935	8,950
Terminations, withdrawals and annuity payments	(157,348)	(241,471)	(90,178)
Transfers between subaccounts, net	59,879	107,120	22,965
Maintenance charges and mortality adjustments	(2,226)	(2,435)	(1,002)

Increase (decrease) in net assets from contract transactions	(90,694)	(124,851)	(59,265)

Total increase (decrease) in net assets	106,754	66,090	28,875

Net assets as of December 31, 2024	$818,796	$920,865	$645,336

Investment income (loss):
Dividend distributions	—	690	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,297)	(8,515)	(5,505)

Net investment income (loss)	(7,297)	(7,825)	(5,505)

Increase (decrease) in net assets from operations:
Capital gain distributions	274,553	71,700	49,280
Realized capital gain (loss) on investments	(25,188)	31,335	14,848
Change in unrealized appreciation (depreciation)	(141,077)	45,687	(23,908)

Net gain (loss) on investments	108,288	148,722	40,220

Net increase (decrease) in net assets from operations	100,991	140,897	34,715

Contract owner transactions:
Variable annuity deposits	9,826	8,662	16,389
Terminations, withdrawals and annuity payments	(87,773)	(149,300)	(51,480)
Transfers between subaccounts, net	24,131	66,265	(49,940)
Maintenance charges and mortality adjustments	(2,120)	(2,267)	(1,353)

Increase (decrease) in net assets from contract transactions	(55,936)	(76,640)	(86,384)

Total increase (decrease) in net assets	45,055	64,257	(51,669)

Net assets as of December 31, 2025	$863,851	$985,122	$593,667

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Allspring Opportunity VT	Allspring Small Company Value	Allspring VT Discovery All Cap Growth Fund
Net assets as of December 31, 2023	$974,569	$5,275,463	$160,872

Investment income (loss):
Dividend distributions	440	61,511	—
Investment Expenses:
Mortality and expense risk and administrative charges	(12,769)	(48,461)	(2,268)

Net investment income (loss)	(12,329)	13,050	(2,268)

Increase (decrease) in net assets from operations:
Capital gain distributions	92,116	329,066	8,773
Realized capital gain (loss) on investments	3,790	217,510	(222)
Change in unrealized appreciation (depreciation)	34,986	(177,352)	25,033

Net gain (loss) on investments	130,892	369,224	33,584

Net increase (decrease) in net assets from operations	118,563	382,274	31,316

Contract owner transactions:
Variable annuity deposits	—	62,648	—
Terminations, withdrawals and annuity payments	(148,557)	(731,876)	(111)
Transfers between subaccounts, net	(10,136)	87,030	3
Maintenance charges and mortality adjustments	(4,259)	(9,440)	(260)

Increase (decrease) in net assets from contract transactions	(162,952)	(591,638)	(368)

Total increase (decrease) in net assets	(44,389)	(209,364)	30,948

Net assets as of December 31, 2024	$930,180	$5,066,099	$191,820

Investment income (loss):
Dividend distributions	465	31,173	—
Investment Expenses:
Mortality and expense risk and administrative charges	(12,030)	(43,654)	(2,566)

Net investment income (loss)	(11,565)	(12,481)	(2,566)

Increase (decrease) in net assets from operations:
Capital gain distributions	93,739	230,968	71,956
Realized capital gain (loss) on investments	106	136,814	(383)
Change in unrealized appreciation (depreciation)	(36,890)	(306,010)	(42,492)

Net gain (loss) on investments	56,955	61,772	29,081

Net increase (decrease) in net assets from operations	45,390	49,291	26,515

Contract owner transactions:
Variable annuity deposits	11,540	70,861	—
Terminations, withdrawals and annuity payments	(94,200)	(658,533)	(84)
Transfers between subaccounts, net	(36,810)	163,502	—
Maintenance charges and mortality adjustments	(3,976)	(10,230)	(294)

Increase (decrease) in net assets from contract transactions	(123,446)	(434,400)	(378)

Total increase (decrease) in net assets	(78,056)	(385,109)	26,137

Net assets as of December 31, 2025	$852,124	$4,680,990	$217,957

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	ALPS/Alerian Energy Infrastructure	American Century Diversified Bond	American Century Equity Income
Net assets as of December 31, 2023	$249,166	$189,603	$8,988,444

Investment income (loss):
Dividend distributions	10,675	7,436	202,140
Investment Expenses:
Mortality and expense risk and administrative charges	(2,022)	(1,640)	(81,122)

Net investment income (loss)	8,653	5,796	121,018

Increase (decrease) in net assets from operations:
Capital gain distributions	8,583	—	678,422
Realized capital gain (loss) on investments	15,930	(3,740)	65,060
Change in unrealized appreciation (depreciation)	62,196	(2,579)	(71,664)

Net gain (loss) on investments	86,709	(6,319)	671,818

Net increase (decrease) in net assets from operations	95,362	(523)	792,836

Contract owner transactions:
Variable annuity deposits	—	4,346	173,701
Terminations, withdrawals and annuity payments	(53,673)	(25,899)	(1,353,750)
Transfers between subaccounts, net	12,967	40,180	(117,823)
Maintenance charges and mortality adjustments	(317)	(817)	(16,928)

Increase (decrease) in net assets from contract transactions	(41,023)	17,810	(1,314,800)

Total increase (decrease) in net assets	54,339	17,287	(521,964)

Net assets as of December 31, 2024	$303,505	$206,890	$8,466,480

Investment income (loss):
Dividend distributions	18,441	9,096	171,687
Investment Expenses:
Mortality and expense risk and administrative charges	(2,396)	(1,949)	(76,492)

Net investment income (loss)	16,045	7,147	95,195

Increase (decrease) in net assets from operations:
Capital gain distributions	47,069	—	627,003
Realized capital gain (loss) on investments	3,672	(11,420)	32,172
Change in unrealized appreciation (depreciation)	(52,999)	14,337	104,494

Net gain (loss) on investments	(2,258)	2,917	763,669

Net increase (decrease) in net assets from operations	13,787	10,064	858,864

Contract owner transactions:
Variable annuity deposits	87,071	3,877	229,386
Terminations, withdrawals and annuity payments	(9,328)	(4,677)	(1,319,883)
Transfers between subaccounts, net	16,024	(30,533)	295,261
Maintenance charges and mortality adjustments	(325)	(735)	(16,794)

Increase (decrease) in net assets from contract transactions	93,442	(32,068)	(812,030)

Total increase (decrease) in net assets	107,229	(22,004)	46,834

Net assets as of December 31, 2025	$410,734	$184,886	$8,513,314

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Century Heritage	American Century International Growth	American Century Select
Net assets as of December 31, 2023	$1,827,914	$4,759,532	$3,964,275

Investment income (loss):
Dividend distributions	—	24,746	—
Investment Expenses:
Mortality and expense risk and administrative charges	(17,502)	(42,673)	(36,584)

Net investment income (loss)	(17,502)	(17,927)	(36,584)

Increase (decrease) in net assets from operations:
Capital gain distributions	310,415	—	151,753
Realized capital gain (loss) on investments	8,272	9,597	328,354
Change in unrealized appreciation (depreciation)	95,874	68,419	451,464

Net gain (loss) on investments	414,561	78,016	931,571

Net increase (decrease) in net assets from operations	397,059	60,089	894,987

Contract owner transactions:
Variable annuity deposits	29,101	104,260	50,728
Terminations, withdrawals and annuity payments	(355,395)	(509,981)	(754,016)
Transfers between subaccounts, net	41,971	14,881	(66,565)
Maintenance charges and mortality adjustments	(4,405)	(9,803)	(13,411)

Increase (decrease) in net assets from contract transactions	(288,728)	(400,643)	(783,264)

Total increase (decrease) in net assets	108,331	(340,554)	111,723

Net assets as of December 31, 2024	$1,936,245	$4,418,978	$4,075,998

Investment income (loss):
Dividend distributions	—	13,158	—
Investment Expenses:
Mortality and expense risk and administrative charges	(16,654)	(41,647)	(34,327)

Net investment income (loss)	(16,654)	(28,489)	(34,327)

Increase (decrease) in net assets from operations:
Capital gain distributions	382,026	126,486	307,399
Realized capital gain (loss) on investments	(17,527)	47,893	639,925
Change in unrealized appreciation (depreciation)	(278,153)	436,940	(365,921)

Net gain (loss) on investments	86,346	611,319	581,403

Net increase (decrease) in net assets from operations	69,692	582,830	547,076

Contract owner transactions:
Variable annuity deposits	27,363	120,936	47,568
Terminations, withdrawals and annuity payments	(304,368)	(524,691)	(731,060)
Transfers between subaccounts, net	730	100,766	(724,792)
Maintenance charges and mortality adjustments	(3,736)	(8,990)	(8,387)

Increase (decrease) in net assets from contract transactions	(280,011)	(311,979)	(1,416,671)

Total increase (decrease) in net assets	(210,319)	270,851	(869,595)

Net assets as of December 31, 2025	$1,725,926	$4,689,829	$3,206,403

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Century Strategic Allocation: Aggressive	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate
Net assets as of December 31, 2023	$1,361,279	$660,468	$3,789,128

Investment income (loss):
Dividend distributions	19,507	9,486	78,823
Investment Expenses:
Mortality and expense risk and administrative charges	(12,075)	(4,778)	(36,127)

Net investment income (loss)	7,432	4,708	42,696

Increase (decrease) in net assets from operations:
Capital gain distributions	60,241	23,982	129,076
Realized capital gain (loss) on investments	13,086	(11,251)	12,511
Change in unrealized appreciation (depreciation)	66,608	10,276	165,940

Net gain (loss) on investments	139,935	23,007	307,527

Net increase (decrease) in net assets from operations	147,367	27,715	350,223

Contract owner transactions:
Variable annuity deposits	46,988	7,769	124,656
Terminations, withdrawals and annuity payments	(227,990)	(253,510)	(375,161)
Transfers between subaccounts, net	(27,342)	81,867	(42,225)
Maintenance charges and mortality adjustments	(2,862)	(2,469)	(4,937)

Increase (decrease) in net assets from contract transactions	(211,206)	(166,343)	(297,667)

Total increase (decrease) in net assets	(63,839)	(138,628)	52,556

Net assets as of December 31, 2024	$1,297,440	$521,840	$3,841,684

Investment income (loss):
Dividend distributions	36,411	9,991	77,035
Investment Expenses:
Mortality and expense risk and administrative charges	(16,569)	(4,515)	(38,003)

Net investment income (loss)	19,842	5,476	39,032

Increase (decrease) in net assets from operations:
Capital gain distributions	118,981	14,387	208,907
Realized capital gain (loss) on investments	7,750	(2,852)	16,574
Change in unrealized appreciation (depreciation)	95,675	25,923	226,032

Net gain (loss) on investments	222,406	37,458	451,513

Net increase (decrease) in net assets from operations	242,248	42,934	490,545

Contract owner transactions:
Variable annuity deposits	69,174	9,613	96,086
Terminations, withdrawals and annuity payments	(43,976)	(203,771)	(342,948)
Transfers between subaccounts, net	949,670	117,267	410,591
Maintenance charges and mortality adjustments	(2,208)	(3,223)	(5,527)

Increase (decrease) in net assets from contract transactions	972,660	(80,114)	158,202

Total increase (decrease) in net assets	1,214,908	(37,180)	648,747

Net assets as of December 31, 2025	$2,512,348	$484,660	$4,490,431

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Century Ultra®	American Funds IS® Asset Allocation	American Funds IS® Capital World Bond
Net assets as of December 31, 2023	$775,460	$19,815,174	$2,218,609

Investment income (loss):
Dividend distributions	—	483,673	32,787
Investment Expenses:
Mortality and expense risk and administrative charges	(8,292)	(173,075)	(13,613)

Net investment income (loss)	(8,292)	310,598	19,174

Increase (decrease) in net assets from operations:
Capital gain distributions	37,553	1,036,614	—
Realized capital gain (loss) on investments	26,760	123,950	(130,990)
Change in unrealized appreciation (depreciation)	164,983	1,764,635	28,967

Net gain (loss) on investments	229,296	2,925,199	(102,023)

Net increase (decrease) in net assets from operations	221,004	3,235,797	(82,849)

Contract owner transactions:
Variable annuity deposits	28,289	1,230,258	70,553
Terminations, withdrawals and annuity payments	(94,059)	(2,345,722)	(203,339)
Transfers between subaccounts, net	71,270	3,594,219	(313,259)
Maintenance charges and mortality adjustments	(4,307)	(45,754)	(2,843)

Increase (decrease) in net assets from contract transactions	1,193	2,433,001	(448,888)

Total increase (decrease) in net assets	222,197	5,668,798	(531,737)

Net assets as of December 31, 2024	$997,657	$25,483,972	$1,686,872

Investment income (loss):
Dividend distributions	—	481,517	56,656
Investment Expenses:
Mortality and expense risk and administrative charges	(8,436)	(188,396)	(13,893)

Net investment income (loss)	(8,436)	293,121	42,763

Increase (decrease) in net assets from operations:
Capital gain distributions	107,187	1,877,874	—
Realized capital gain (loss) on investments	44,461	213,948	(52,445)
Change in unrealized appreciation (depreciation)	(59,062)	1,252,164	155,222

Net gain (loss) on investments	92,586	3,343,986	102,777

Net increase (decrease) in net assets from operations	84,150	3,637,107	145,540

Contract owner transactions:
Variable annuity deposits	22,875	481,601	77,822
Terminations, withdrawals and annuity payments	(72,999)	(2,288,053)	(314,959)
Transfers between subaccounts, net	(79,037)	600,182	445,797
Maintenance charges and mortality adjustments	(4,354)	(47,512)	(3,829)

Increase (decrease) in net assets from contract transactions	(133,515)	(1,253,782)	204,831

Total increase (decrease) in net assets	(49,365)	2,383,325	350,371

Net assets as of December 31, 2025	$948,292	$27,867,297	$2,037,243

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Global Small Capitalization	American Funds IS® Growth
Net assets as of December 31, 2023	$13,147,101	$602,015	$3,785,360

Investment income (loss):
Dividend distributions	182,944	5,494	7,156
Investment Expenses:
Mortality and expense risk and administrative charges	(102,320)	(4,198)	(31,960)

Net investment income (loss)	80,624	1,296	(24,804)

Increase (decrease) in net assets from operations:
Capital gain distributions	399,617	23,377	96,919
Realized capital gain (loss) on investments	261,500	(21,828)	77,881
Change in unrealized appreciation (depreciation)	861,989	27	976,784

Net gain (loss) on investments	1,523,106	1,576	1,151,584

Net increase (decrease) in net assets from operations	1,603,730	2,872	1,126,780

Contract owner transactions:
Variable annuity deposits	352,401	42,024	53,146
Terminations, withdrawals and annuity payments	(1,382,367)	(9,378)	(309,402)
Transfers between subaccounts, net	(598,281)	213,741	300,788
Maintenance charges and mortality adjustments	(22,418)	(638)	(7,315)

Increase (decrease) in net assets from contract transactions	(1,650,665)	245,749	37,217

Total increase (decrease) in net assets	(46,935)	248,621	1,163,997

Net assets as of December 31, 2024	$13,100,166	$850,636	$4,949,357

Investment income (loss):
Dividend distributions	160,842	1,652	6,257
Investment Expenses:
Mortality and expense risk and administrative charges	(99,490)	(4,170)	(37,762)

Net investment income (loss)	61,352	(2,518)	(31,505)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,705,362	16,640	391,606
Realized capital gain (loss) on investments	291,914	(43,238)	220,202
Change in unrealized appreciation (depreciation)	416,516	126,152	282,389

Net gain (loss) on investments	2,413,792	99,554	894,197

Net increase (decrease) in net assets from operations	2,475,144	97,036	862,692

Contract owner transactions:
Variable annuity deposits	363,918	69,311	101,672
Terminations, withdrawals and annuity payments	(2,803,428)	(151,636)	(445,868)
Transfers between subaccounts, net	897,095	(3,808)	(180,915)
Maintenance charges and mortality adjustments	(23,746)	(553)	(8,432)

Increase (decrease) in net assets from contract transactions	(1,566,161)	(86,686)	(533,543)

Total increase (decrease) in net assets	908,983	10,350	329,149

Net assets as of December 31, 2025	$14,009,149	$860,986	$5,278,506

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® Growth- Income	American Funds IS® International	American Funds IS® International Growth and Income
Net assets as of December 31, 2023	$28,485,449	$6,577,194	$551,196

Investment income (loss):
Dividend distributions	300,138	76,181	14,192
Investment Expenses:
Mortality and expense risk and administrative charges	(238,589)	(52,112)	(2,663)

Net investment income (loss)	61,549	24,069	11,529

Increase (decrease) in net assets from operations:
Capital gain distributions	1,481,950	—	—
Realized capital gain (loss) on investments	711,553	(7,787)	(3,946)
Change in unrealized appreciation (depreciation)	4,251,754	128,858	6,349

Net gain (loss) on investments	6,445,257	121,071	2,403

Net increase (decrease) in net assets from operations	6,506,806	145,140	13,932

Contract owner transactions:
Variable annuity deposits	547,762	548,994	48,786
Terminations, withdrawals and annuity payments	(3,480,793)	(501,098)	(8,587)
Transfers between subaccounts, net	1,892,057	679,473	(7,287)
Maintenance charges and mortality adjustments	(68,109)	(8,318)	(419)

Increase (decrease) in net assets from contract transactions	(1,109,083)	719,051	32,493

Total increase (decrease) in net assets	5,397,723	864,191	46,425

Net assets as of December 31, 2024	$33,883,172	$7,441,385	$597,621

Investment income (loss):
Dividend distributions	237,573	95,450	17,914
Investment Expenses:
Mortality and expense risk and administrative charges	(250,355)	(55,626)	(3,196)

Net investment income (loss)	(12,782)	39,824	14,718

Increase (decrease) in net assets from operations:
Capital gain distributions	5,762,191	—	—
Realized capital gain (loss) on investments	1,199,183	127,463	1,695
Change in unrealized appreciation (depreciation)	(1,793,787)	1,639,150	201,053

Net gain (loss) on investments	5,167,587	1,766,613	202,748

Net increase (decrease) in net assets from operations	5,154,805	1,806,437	217,466

Contract owner transactions:
Variable annuity deposits	1,099,179	222,292	105,448
Terminations, withdrawals and annuity payments	(5,705,416)	(1,198,379)	(83,322)
Transfers between subaccounts, net	(459,662)	101,912	2,030
Maintenance charges and mortality adjustments	(76,734)	(9,379)	(437)

Increase (decrease) in net assets from contract transactions	(5,142,633)	(883,554)	23,719

Total increase (decrease) in net assets	12,172	922,883	241,185

Net assets as of December 31, 2025	$33,895,344	$8,364,268	$838,806

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® Mortgage	American Funds IS® New World	AMG River Road Mid Cap Value
Net assets as of December 31, 2023	$41,800	$4,598,804	$1,887,337

Investment income (loss):
Dividend distributions	2,020	58,240	5,323
Investment Expenses:
Mortality and expense risk and administrative charges	(113)	(26,539)	(16,949)

Net investment income (loss)	1,907	31,701	(11,626)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	23,833	228,435
Realized capital gain (loss) on investments	(140)	17,329	(44,004)
Change in unrealized appreciation (depreciation)	(1,627)	207,901	47,817

Net gain (loss) on investments	(1,767)	249,063	232,248

Net increase (decrease) in net assets from operations	140	280,764	220,622

Contract owner transactions:
Variable annuity deposits	—	307,737	37,202
Terminations, withdrawals and annuity payments	(829)	(491,077)	(238,121)
Transfers between subaccounts, net	4,690	58,682	(49,835)
Maintenance charges and mortality adjustments	(89)	(8,033)	(3,265)

Increase (decrease) in net assets from contract transactions	3,772	(132,691)	(254,019)

Total increase (decrease) in net assets	3,912	148,073	(33,397)

Net assets as of December 31, 2024	$45,712	$4,746,877	$1,853,940

Investment income (loss):
Dividend distributions	9,301	52,968	2,525
Investment Expenses:
Mortality and expense risk and administrative charges	(461)	(28,792)	(15,272)

Net investment income (loss)	8,840	24,176	(12,747)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	213,397	204,479
Realized capital gain (loss) on investments	(503)	103,523	(63,342)
Change in unrealized appreciation (depreciation)	2,740	980,197	39,956

Net gain (loss) on investments	2,237	1,297,117	181,093

Net increase (decrease) in net assets from operations	11,077	1,321,293	168,346

Contract owner transactions:
Variable annuity deposits	—	107,347	33,448
Terminations, withdrawals and annuity payments	(844)	(529,742)	(250,399)
Transfers between subaccounts, net	191,388	694,121	(93,993)
Maintenance charges and mortality adjustments	(113)	(11,350)	(2,819)

Increase (decrease) in net assets from contract transactions	190,431	260,376	(313,763)

Total increase (decrease) in net assets	201,508	1,581,669	(145,417)

Net assets as of December 31, 2025	$247,220	$6,328,546	$1,708,523

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Ariel®	Baron Asset	BlackRock Advantage Large Cap Core V.I.
Net assets as of December 31, 2023	$2,661,698	$734,175	$532,320

Investment income (loss):
Dividend distributions	2,945	—	3,850
Investment Expenses:
Mortality and expense risk and administrative charges	(24,456)	(6,125)	(6,612)

Net investment income (loss)	(21,511)	(6,125)	(2,762)

Increase (decrease) in net assets from operations:
Capital gain distributions	131,004	84,085	87,867
Realized capital gain (loss) on investments	51,632	78,450	42,626
Change in unrealized appreciation (depreciation)	113,528	(93,725)	78,769

Net gain (loss) on investments	296,164	68,810	209,262

Net increase (decrease) in net assets from operations	274,653	62,685	206,500

Contract owner transactions:
Variable annuity deposits	21,710	21,381	32,152
Terminations, withdrawals and annuity payments	(250,183)	(216,313)	(4,150)
Transfers between subaccounts, net	(102,399)	(88,265)	172,040
Maintenance charges and mortality adjustments	(5,087)	(3,921)	(563)

Increase (decrease) in net assets from contract transactions	(335,959)	(287,118)	199,479

Total increase (decrease) in net assets	(61,306)	(224,433)	405,979

Net assets as of December 31, 2024	$2,600,392	$509,742	$938,299

Investment income (loss):
Dividend distributions	3,478	—	2,308
Investment Expenses:
Mortality and expense risk and administrative charges	(22,733)	(4,414)	(4,417)

Net investment income (loss)	(19,255)	(4,414)	(2,109)

Increase (decrease) in net assets from operations:
Capital gain distributions	270,520	50,233	113,063
Realized capital gain (loss) on investments	42,911	9,681	7,330
Change in unrealized appreciation (depreciation)	7,094	(23,464)	55,362

Net gain (loss) on investments	320,525	36,450	175,755

Net increase (decrease) in net assets from operations	301,270	32,036	173,646

Contract owner transactions:
Variable annuity deposits	16,124	19,365	—
Terminations, withdrawals and annuity payments	(298,104)	(56,591)	(53,455)
Transfers between subaccounts, net	(59,696)	(14,630)	4,319
Maintenance charges and mortality adjustments	(4,789)	(3,067)	(830)

Increase (decrease) in net assets from contract transactions	(346,465)	(54,923)	(49,966)

Total increase (decrease) in net assets	(45,195)	(22,887)	123,680

Net assets as of December 31, 2025	$2,555,197	$486,855	$1,061,979

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BlackRock Advantage Small Cap Growth	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.
Net assets as of December 31, 2023	$164,564	$237,876	$643,152

Investment income (loss):
Dividend distributions	283	4,801	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,525)	(1,181)	(2,124)

Net investment income (loss)	(1,242)	3,620	(2,124)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	20,691	289,971
Realized capital gain (loss) on investments	1,461	75	22,473
Change in unrealized appreciation (depreciation)	19,822	(1,859)	(118,956)

Net gain (loss) on investments	21,283	18,907	193,488

Net increase (decrease) in net assets from operations	20,041	22,527	191,364

Contract owner transactions:
Variable annuity deposits	4,125	14,994	105,584
Terminations, withdrawals and annuity payments	(22,114)	(898)	(70,055)
Transfers between subaccounts, net	(8,672)	—	(81,583)
Maintenance charges and mortality adjustments	(905)	(282)	(495)

Increase (decrease) in net assets from contract transactions	(27,566)	13,814	(46,549)

Total increase (decrease) in net assets	(7,525)	36,341	144,815

Net assets as of December 31, 2024	$157,039	$274,217	$787,967

Investment income (loss):
Dividend distributions	—	5,800	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,611)	(1,474)	(2,011)

Net investment income (loss)	(1,611)	4,326	(2,011)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	39,965	66,216
Realized capital gain (loss) on investments	1,213	153	(44,666)
Change in unrealized appreciation (depreciation)	30,053	19,743	38,578

Net gain (loss) on investments	31,266	59,861	60,128

Net increase (decrease) in net assets from operations	29,655	64,187	58,117

Contract owner transactions:
Variable annuity deposits	2,726	—	—
Terminations, withdrawals and annuity payments	(5,106)	(992)	(79,832)
Transfers between subaccounts, net	30,940	—	(231,747)
Maintenance charges and mortality adjustments	(708)	(279)	(328)

Increase (decrease) in net assets from contract transactions	27,852	(1,271)	(311,907)

Total increase (decrease) in net assets	57,507	62,916	(253,790)

Net assets as of December 31, 2025	$214,546	$337,133	$534,177

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BlackRock Equity Dividend	BlackRock Equity Dividend V.I.	BlackRock Global Allocation
Net assets as of December 31, 2023	$575,512	$10,826,540	$112,250

Investment income (loss):
Dividend distributions	12,064	263,265	951
Investment Expenses:
Mortality and expense risk and administrative charges	(5,237)	(83,899)	(1,041)

Net investment income (loss)	6,827	179,366	(90)

Increase (decrease) in net assets from operations:
Capital gain distributions	45,774	854,265	6,350
Realized capital gain (loss) on investments	716	(30,883)	697
Change in unrealized appreciation (depreciation)	(5,164)	(24,187)	3,017

Net gain (loss) on investments	41,326	799,195	10,064

Net increase (decrease) in net assets from operations	48,153	978,561	9,974

Contract owner transactions:
Variable annuity deposits	20,271	608,859	2,761
Terminations, withdrawals and annuity payments	(44,145)	(1,866,480)	(11,234)
Transfers between subaccounts, net	(45,391)	269,253	(28,372)
Maintenance charges and mortality adjustments	(1,778)	(15,611)	(520)

Increase (decrease) in net assets from contract transactions	(71,043)	(1,003,979)	(37,365)

Total increase (decrease) in net assets	(22,890)	(25,418)	(27,391)

Net assets as of December 31, 2024	$552,622	$10,801,122	$84,859

Investment income (loss):
Dividend distributions	11,302	233,369	2,585
Investment Expenses:
Mortality and expense risk and administrative charges	(5,246)	(85,036)	(952)

Net investment income (loss)	6,056	148,333	1,633

Increase (decrease) in net assets from operations:
Capital gain distributions	47,216	1,022,068	6,918
Realized capital gain (loss) on investments	2,319	24,666	(442)
Change in unrealized appreciation (depreciation)	52,311	1,021,173	7,990

Net gain (loss) on investments	101,846	2,067,907	14,466

Net increase (decrease) in net assets from operations	107,902	2,216,240	16,099

Contract owner transactions:
Variable annuity deposits	18,469	277,487	2,143
Terminations, withdrawals and annuity payments	(85,177)	(2,010,733)	(5,476)
Transfers between subaccounts, net	26,233	1,078,218	19,440
Maintenance charges and mortality adjustments	(2,021)	(18,968)	(460)

Increase (decrease) in net assets from contract transactions	(42,496)	(673,996)	15,647

Total increase (decrease) in net assets	65,406	1,542,244	31,746

Net assets as of December 31, 2025	$618,028	$12,343,366	$116,605

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	BlackRock Large Cap Focus Growth V.I.
Net assets as of December 31, 2023	$2,425,056	$7,787,111	$1,288,462

Investment income (loss):
Dividend distributions	33,878	405,000	—
Investment Expenses:
Mortality and expense risk and administrative charges	(19,138)	(44,999)	(4,522)

Net investment income (loss)	14,740	360,001	(4,522)

Increase (decrease) in net assets from operations:
Capital gain distributions	184,289	—	19,443
Realized capital gain (loss) on investments	(15,412)	37,871	265,938
Change in unrealized appreciation (depreciation)	12,195	4,101	(116,657)

Net gain (loss) on investments	181,072	41,972	168,724

Net increase (decrease) in net assets from operations	195,812	401,973	164,202

Contract owner transactions:
Variable annuity deposits	42,188	198,017	—
Terminations, withdrawals and annuity payments	(107,317)	(2,867,334)	(160,542)
Transfers between subaccounts, net	(239,198)	520,602	(1,148,827)
Maintenance charges and mortality adjustments	(4,598)	(11,967)	(935)

Increase (decrease) in net assets from contract transactions	(308,925)	(2,160,682)	(1,310,304)

Total increase (decrease) in net assets	(113,113)	(1,758,709)	(1,146,102)

Net assets as of December 31, 2024	$2,311,943	$6,028,402	$142,360

Investment income (loss):
Dividend distributions	87,714	426,238	—
Investment Expenses:
Mortality and expense risk and administrative charges	(17,282)	(47,365)	(369)

Net investment income (loss)	70,432	378,873	(369)

Increase (decrease) in net assets from operations:
Capital gain distributions	216,489	13,475	25,715
Realized capital gain (loss) on investments	(1,052)	(15,296)	169
Change in unrealized appreciation (depreciation)	103,722	136,355	(9,583)

Net gain (loss) on investments	319,159	134,534	16,301

Net increase (decrease) in net assets from operations	389,591	513,407	15,932

Contract owner transactions:
Variable annuity deposits	186,838	68,579	—
Terminations, withdrawals and annuity payments	(308,023)	(899,559)	—
Transfers between subaccounts, net	(350,625)	551,814	—
Maintenance charges and mortality adjustments	(3,870)	(11,576)	(298)

Increase (decrease) in net assets from contract transactions	(475,680)	(290,742)	(298)

Total increase (decrease) in net assets	(86,089)	222,665	15,634

Net assets as of December 31, 2025	$2,225,854	$6,251,067	$157,994

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BNY Mellon Appreciation	BNY Mellon Dynamic Value	BNY Mellon IP MidCap Stock
Net assets as of December 31, 2023	$7,488,396	$5,058,753	$2,081,551

Investment income (loss):
Dividend distributions	24,808	49,065	13,416
Investment Expenses:
Mortality and expense risk and administrative charges	(69,135)	(49,377)	(17,223)

Net investment income (loss)	(44,327)	(312)	(3,807)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,112,083	366,704	31,786
Realized capital gain (loss) on investments	183,762	145,114	6,104
Change in unrealized appreciation (depreciation)	(442,004)	221,065	210,126

Net gain (loss) on investments	853,841	732,883	248,016

Net increase (decrease) in net assets from operations	809,514	732,571	244,209

Contract owner transactions:
Variable annuity deposits	138,561	61,111	59,496
Terminations, withdrawals and annuity payments	(947,588)	(628,937)	(130,776)
Transfers between subaccounts, net	(73,201)	112,971	149,374
Maintenance charges and mortality adjustments	(14,863)	(11,207)	(5,071)

Increase (decrease) in net assets from contract transactions	(897,091)	(466,062)	73,023

Total increase (decrease) in net assets	(87,577)	266,509	317,232

Net assets as of December 31, 2024	$7,400,819	$5,325,262	$2,398,783

Investment income (loss):
Dividend distributions	19,762	10,763	10,442
Investment Expenses:
Mortality and expense risk and administrative charges	(66,798)	(50,419)	(17,564)

Net investment income (loss)	(47,036)	(39,656)	(7,122)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,327,914	350,697	215,508
Realized capital gain (loss) on investments	30,772	161,809	3,870
Change in unrealized appreciation (depreciation)	(658,672)	414,559	(13,245)

Net gain (loss) on investments	700,014	927,065	206,133

Net increase (decrease) in net assets from operations	652,978	887,409	199,011

Contract owner transactions:
Variable annuity deposits	151,094	61,857	30,639
Terminations, withdrawals and annuity payments	(1,192,966)	(714,404)	(307,004)
Transfers between subaccounts, net	429,189	222,648	(84,175)
Maintenance charges and mortality adjustments	(16,047)	(13,868)	(5,248)

Increase (decrease) in net assets from contract transactions	(628,730)	(443,767)	(365,788)

Total increase (decrease) in net assets	24,248	443,642	(166,777)

Net assets as of December 31, 2025	$7,425,067	$5,768,904	$2,232,006

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth	BNY Mellon Midcap Value Fund (b)
Net assets as of December 31, 2023	$8,690,493	$16,376,270	$2,471,817

Investment income (loss):
Dividend distributions	99,328	—	10,026
Investment Expenses:
Mortality and expense risk and administrative charges	(56,152)	(145,831)	(24,316)

Net investment income (loss)	43,176	(145,831)	(14,290)

Increase (decrease) in net assets from operations:
Capital gain distributions	194,593	—	250,640
Realized capital gain (loss) on investments	17,214	950,800	13,159
Change in unrealized appreciation (depreciation)	356,256	3,258,842	(196)

Net gain (loss) on investments	568,063	4,209,642	263,603

Net increase (decrease) in net assets from operations	611,239	4,063,811	249,313

Contract owner transactions:
Variable annuity deposits	442,758	400,055	24,338
Terminations, withdrawals and annuity payments	(572,849)	(1,897,497)	(257,785)
Transfers between subaccounts, net	(374,525)	2,188,367	207,068
Maintenance charges and mortality adjustments	(10,178)	(63,099)	(5,363)

Increase (decrease) in net assets from contract transactions	(514,794)	627,826	(31,742)

Total increase (decrease) in net assets	96,445	4,691,637	217,571

Net assets as of December 31, 2024	$8,786,938	$21,067,907	$2,689,388

Investment income (loss):
Dividend distributions	106,587	—	14,505
Investment Expenses:
Mortality and expense risk and administrative charges	(51,893)	(162,961)	(23,327)

Net investment income (loss)	54,694	(162,961)	(8,822)

Increase (decrease) in net assets from operations:
Capital gain distributions	811,376	9,842,881	302,220
Realized capital gain (loss) on investments	(114,943)	72,748	(4,938)
Change in unrealized appreciation (depreciation)	(402,710)	(4,977,091)	(77,301)

Net gain (loss) on investments	293,723	4,938,538	219,981

Net increase (decrease) in net assets from operations	348,417	4,775,577	211,159

Contract owner transactions:
Variable annuity deposits	531,895	255,633	24,747
Terminations, withdrawals and annuity payments	(901,427)	(2,337,703)	(232,107)
Transfers between subaccounts, net	(128,395)	(2,911,686)	(91,585)
Maintenance charges and mortality adjustments	(10,591)	(68,651)	(4,954)

Increase (decrease) in net assets from contract transactions	(508,518)	(5,062,407)	(303,899)

Total increase (decrease) in net assets	(160,101)	(286,830)	(92,740)

Net assets as of December 31, 2025	$8,626,837	$20,781,077	$2,596,648

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BNY Mellon Stock Index	BNY Mellon VIF Appreciation	Calamos® Growth
Net assets as of December 31, 2023	$176,616	$6,299,803	$8,560,614

Investment income (loss):
Dividend distributions	510	11,137	—
Investment Expenses:
Mortality and expense risk and administrative charges	(246)	(43,686)	(86,581)

Net investment income (loss)	264	(32,549)	(86,581)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,213	495,264	617,718
Realized capital gain (loss) on investments	15,056	(217,823)	190,647
Change in unrealized appreciation (depreciation)	(2,165)	388,145	1,816,572

Net gain (loss) on investments	20,104	665,586	2,624,937

Net increase (decrease) in net assets from operations	20,368	633,037	2,538,356

Contract owner transactions:
Variable annuity deposits	840	251,354	67,671
Terminations, withdrawals and annuity payments	(183)	(734,420)	(1,075,385)
Transfers between subaccounts, net	(146,944)	(811,508)	(275,416)
Maintenance charges and mortality adjustments	(68)	(6,647)	(16,357)

Increase (decrease) in net assets from contract transactions	(146,355)	(1,301,221)	(1,299,487)

Total increase (decrease) in net assets	(125,987)	(668,184)	1,238,869

Net assets as of December 31, 2024	$50,629	$5,631,619	$9,799,483

Investment income (loss):
Dividend distributions	177	8,514	—
Investment Expenses:
Mortality and expense risk and administrative charges	(72)	(39,418)	(84,254)

Net investment income (loss)	105	(30,904)	(84,254)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,921	809,673	762,778
Realized capital gain (loss) on investments	2,054	(100,039)	360,386
Change in unrealized appreciation (depreciation)	(2,385)	(239,546)	268,888

Net gain (loss) on investments	2,590	470,088	1,392,052

Net increase (decrease) in net assets from operations	2,695	439,184	1,307,798

Contract owner transactions:
Variable annuity deposits	648	18,495	53,707
Terminations, withdrawals and annuity payments	(54)	(389,645)	(1,406,501)
Transfers between subaccounts, net	(39,835)	(418,073)	(391,536)
Maintenance charges and mortality adjustments	(56)	(4,797)	(17,077)

Increase (decrease) in net assets from contract transactions	(39,297)	(794,020)	(1,761,407)

Total increase (decrease) in net assets	(36,602)	(354,836)	(453,609)

Net assets as of December 31, 2025	$14,027	$5,276,783	$9,345,874

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Calamos® Growth and Income	Calamos® High Income Opportunities	ClearBridge Small Cap Growth
Net assets as of December 31, 2023	$9,249,045	$335,061	$20,439

Investment income (loss):
Dividend distributions	70,104	23,193	—
Investment Expenses:
Mortality and expense risk and administrative charges	(89,446)	(3,343)	(125)

Net investment income (loss)	(19,342)	19,850	(125)

Increase (decrease) in net assets from operations:
Capital gain distributions	384,811	—	—
Realized capital gain (loss) on investments	350,395	(6,517)	4,130
Change in unrealized appreciation (depreciation)	992,921	11,676	(3,675)

Net gain (loss) on investments	1,728,127	5,159	455

Net increase (decrease) in net assets from operations	1,708,785	25,009	330

Contract owner transactions:
Variable annuity deposits	68,350	9,105	—
Terminations, withdrawals and annuity payments	(1,018,849)	(37,694)	(20,756)
Transfers between subaccounts, net	(179,256)	21,262	4
Maintenance charges and mortality adjustments	(20,780)	(1,303)	(17)

Increase (decrease) in net assets from contract transactions	(1,150,535)	(8,630)	(20,769)

Total increase (decrease) in net assets	558,250	16,379	(20,439)

Net assets as of December 31, 2024	$9,807,295	$351,440	$—

Investment income (loss):
Dividend distributions	33,222	22,714	—
Investment Expenses:
Mortality and expense risk and administrative charges	(86,289)	(3,208)	—

Net investment income (loss)	(53,067)	19,506	—

Increase (decrease) in net assets from operations:
Capital gain distributions	626,181	—	—
Realized capital gain (loss) on investments	502,404	(2,269)	—
Change in unrealized appreciation (depreciation)	303,456	2,299	—

Net gain (loss) on investments	1,432,041	30	—

Net increase (decrease) in net assets from operations	1,378,974	19,536	—

Contract owner transactions:
Variable annuity deposits	60,382	7,789	—
Terminations, withdrawals and annuity payments	(1,094,254)	(12,802)	—
Transfers between subaccounts, net	(571,495)	1,463	—
Maintenance charges and mortality adjustments	(20,916)	(1,029)	—

Increase (decrease) in net assets from contract transactions	(1,626,283)	(4,579)	—

Total increase (decrease) in net assets	(247,309)	14,957	—

Net assets as of December 31, 2025	$9,559,986	$366,397	$—

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	ClearBridge Variable Growth	ClearBridge Variable Small Cap Growth	Dimensional VA Equity Allocation
Net assets as of December 31, 2023	$5,257,229	$6,346,937	$1,638,517

Investment income (loss):
Dividend distributions	6,884	—	36,525
Investment Expenses:
Mortality and expense risk and administrative charges	(50,245)	(42,960)	(4,806)

Net investment income (loss)	(43,361)	(42,960)	31,719

Increase (decrease) in net assets from operations:
Capital gain distributions	1,416,502	150,575	23,090
Realized capital gain (loss) on investments	(262,544)	(246,750)	35,407
Change in unrealized appreciation (depreciation)	(471,174)	287,371	168,532

Net gain (loss) on investments	682,784	191,196	227,029

Net increase (decrease) in net assets from operations	639,423	148,236	258,748

Contract owner transactions:
Variable annuity deposits	73,229	176,487	358,054
Terminations, withdrawals and annuity payments	(906,098)	(735,854)	(258,154)
Transfers between subaccounts, net	(72,670)	(1,511,986)	(73)
Maintenance charges and mortality adjustments	(25,882)	(20,017)	(1,310)

Increase (decrease) in net assets from contract transactions	(931,421)	(2,091,370)	98,517

Total increase (decrease) in net assets	(291,998)	(1,943,134)	357,265

Net assets as of December 31, 2024	$4,965,231	$4,403,803	$1,995,782

Investment income (loss):
Dividend distributions	—	—	75,293
Investment Expenses:
Mortality and expense risk and administrative charges	(38,625)	(47,262)	(7,311)

Net investment income (loss)	(38,625)	(47,262)	67,982

Increase (decrease) in net assets from operations:
Capital gain distributions	791,557	381,552	45,778
Realized capital gain (loss) on investments	(332,990)	(53,074)	81,932
Change in unrealized appreciation (depreciation)	144,965	29,750	358,239

Net gain (loss) on investments	603,532	358,228	485,949

Net increase (decrease) in net assets from operations	564,907	310,966	553,931

Contract owner transactions:
Variable annuity deposits	31,380	49,039	1,257,702
Terminations, withdrawals and annuity payments	(584,491)	(578,925)	(39,047)
Transfers between subaccounts, net	(62,050)	1,486,455	188,460
Maintenance charges and mortality adjustments	(18,177)	(20,181)	(1,231)

Increase (decrease) in net assets from contract transactions	(633,338)	936,388	1,405,884

Total increase (decrease) in net assets	(68,431)	1,247,354	1,959,815

Net assets as of December 31, 2025	$4,896,800	$5,651,157	$3,955,597

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation	Dimensional VA International Small Portfolio
Net assets as of December 31, 2023	$2,019,594	$617,121	$2,740,671

Investment income (loss):
Dividend distributions	111,025	12,470	110,816
Investment Expenses:
Mortality and expense risk and administrative charges	(5,850)	(1,468)	(11,206)

Net investment income (loss)	105,175	11,002	99,610

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,663	86,665
Realized capital gain (loss) on investments	(2,933)	15,916	(4,203)
Change in unrealized appreciation (depreciation)	8,922	40,192	(68,705)

Net gain (loss) on investments	5,989	58,771	13,757

Net increase (decrease) in net assets from operations	111,164	69,773	113,367

Contract owner transactions:
Variable annuity deposits	327,467	—	366,473
Terminations, withdrawals and annuity payments	(130,376)	(220,282)	(257,553)
Transfers between subaccounts, net	(28,863)	—	182,214
Maintenance charges and mortality adjustments	(1,766)	(953)	(4,244)

Increase (decrease) in net assets from contract transactions	166,462	(221,235)	286,890

Total increase (decrease) in net assets	277,626	(151,462)	400,257

Net assets as of December 31, 2024	$2,297,220	$465,659	$3,140,928

Investment income (loss):
Dividend distributions	109,907	16,428	122,596
Investment Expenses:
Mortality and expense risk and administrative charges	(6,441)	(2,006)	(12,613)

Net investment income (loss)	103,466	14,422	109,983

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,133	148,329
Realized capital gain (loss) on investments	(1,220)	55,169	94,569
Change in unrealized appreciation (depreciation)	(3,130)	58,883	758,632

Net gain (loss) on investments	(4,350)	120,185	1,001,530

Net increase (decrease) in net assets from operations	99,116	134,607	1,111,513

Contract owner transactions:
Variable annuity deposits	171,817	248,726	171,321
Terminations, withdrawals and annuity payments	(149,657)	(141,056)	(160,274)
Transfers between subaccounts, net	267,774	(34,333)	(319,861)
Maintenance charges and mortality adjustments	(1,891)	(1,166)	(4,495)

Increase (decrease) in net assets from contract transactions	288,043	72,171	(313,309)

Total increase (decrease) in net assets	387,159	206,778	798,204

Net assets as of December 31, 2025	$2,684,379	$672,437	$3,939,132

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio
Net assets as of December 31, 2023	$3,759,891	$4,807,316	$6,454,232

Investment income (loss):
Dividend distributions	161,164	326,788	153,696
Investment Expenses:
Mortality and expense risk and administrative charges	(12,718)	(13,811)	(25,521)

Net investment income (loss)	148,446	312,977	128,175

Increase (decrease) in net assets from operations:
Capital gain distributions	83,177	—	774,378
Realized capital gain (loss) on investments	58,338	6,037	124,296
Change in unrealized appreciation (depreciation)	(43,376)	(55,612)	(158,028)

Net gain (loss) on investments	98,139	(49,575)	740,646

Net increase (decrease) in net assets from operations	246,585	263,402	868,821

Contract owner transactions:
Variable annuity deposits	427,344	2,336,462	805,372
Terminations, withdrawals and annuity payments	(295,786)	(550,756)	(530,126)
Transfers between subaccounts, net	(151,429)	(56,485)	(113,773)
Maintenance charges and mortality adjustments	(2,828)	(2,261)	(6,189)

Increase (decrease) in net assets from contract transactions	(22,699)	1,726,960	155,284

Total increase (decrease) in net assets	223,886	1,990,362	1,024,105

Net assets as of December 31, 2024	$3,983,777	$6,797,678	$7,478,337

Investment income (loss):
Dividend distributions	236,679	259,092	135,498
Investment Expenses:
Mortality and expense risk and administrative charges	(15,833)	(16,470)	(23,842)

Net investment income (loss)	220,846	242,622	111,656

Increase (decrease) in net assets from operations:
Capital gain distributions	172,284	—	423,222
Realized capital gain (loss) on investments	172,397	(8,250)	138,610
Change in unrealized appreciation (depreciation)	1,203,843	12,038	318,355

Net gain (loss) on investments	1,548,524	3,788	880,187

Net increase (decrease) in net assets from operations	1,769,370	246,410	991,843

Contract owner transactions:
Variable annuity deposits	79,188	326,595	788,156
Terminations, withdrawals and annuity payments	(303,898)	(111,153)	(612,310)
Transfers between subaccounts, net	591,217	(1,000,023)	(1,105,749)
Maintenance charges and mortality adjustments	(2,696)	(3,116)	(6,228)

Increase (decrease) in net assets from contract transactions	363,811	(787,697)	(936,131)

Total increase (decrease) in net assets	2,133,181	(541,287)	55,712

Net assets as of December 31, 2025	$6,116,958	$6,256,391	$7,534,049

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Dimensional VA U.S. Targeted Value Portfolio	Donoghue Forlines Dividend VIT Fund	Donoghue Forlines Momentum VIT Fund
Net assets as of December 31, 2023	$3,758,695	$—	$—

Investment income (loss):
Dividend distributions	50,902	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(14,568)	—	—

Net investment income (loss)	36,334	—	—

Increase (decrease) in net assets from operations:
Capital gain distributions	247,963	—	—
Realized capital gain (loss) on investments	48,722	—	—
Change in unrealized appreciation (depreciation)	(74,514)	—	—

Net gain (loss) on investments	222,171	—	—

Net increase (decrease) in net assets from operations	258,505	—	—

Contract owner transactions:
Variable annuity deposits	476,860	—	—
Terminations, withdrawals and annuity payments	(276,450)	—	—
Transfers between subaccounts, net	(595,943)	—	—
Maintenance charges and mortality adjustments	(2,811)	—	—

Increase (decrease) in net assets from contract transactions	(398,344)	—	—

Total increase (decrease) in net assets	(139,839)	—	—

Net assets as of December 31, 2024	$3,618,856	$—	$—

Investment income (loss):
Dividend distributions	74,931	162	—
Investment Expenses:
Mortality and expense risk and administrative charges	(14,923)	(122)	(192)

Net investment income (loss)	60,008	40	(192)

Increase (decrease) in net assets from operations:
Capital gain distributions	339,001	—	31,564
Realized capital gain (loss) on investments	33,730	218	(14,006)
Change in unrealized appreciation (depreciation)	(59,047)	1,656	—

Net gain (loss) on investments	313,684	1,874	17,558

Net increase (decrease) in net assets from operations	373,692	1,914	17,366

Contract owner transactions:
Variable annuity deposits	325,160	—	—
Terminations, withdrawals and annuity payments	(238,677)	(5,359)	(788)
Transfers between subaccounts, net	242,960	20,344	(16,548)
Maintenance charges and mortality adjustments	(2,225)	(20)	(30)

Increase (decrease) in net assets from contract transactions	327,218	14,965	(17,366)

Total increase (decrease) in net assets	700,910	16,879	—

Net assets as of December 31, 2025	$4,319,766	$16,879	$—

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	DWS Small Mid Cap Value VIP	Eaton Vance VT Floating-Rate Income	Federated Hermes Corporate Bond
Net assets as of December 31, 2023	$65,745	$4,120,991	$5,473,275

Investment income (loss):
Dividend distributions	542	331,576	202,916
Investment Expenses:
Mortality and expense risk and administrative charges	(262)	(47,881)	(52,294)

Net investment income (loss)	280	283,695	150,622

Increase (decrease) in net assets from operations:
Capital gain distributions	3,233	—	—
Realized capital gain (loss) on investments	2,070	(3,297)	(119,508)
Change in unrealized appreciation (depreciation)	(1,537)	(19,299)	61,979

Net gain (loss) on investments	3,766	(22,596)	(57,529)

Net increase (decrease) in net assets from operations	4,046	261,099	93,093

Contract owner transactions:
Variable annuity deposits	23,709	30,475	152,659
Terminations, withdrawals and annuity payments	(25,890)	(29,494)	(748,875)
Transfers between subaccounts, net	(594)	269,809	931,987
Maintenance charges and mortality adjustments	(129)	(470)	(11,154)

Increase (decrease) in net assets from contract transactions	(2,904)	270,320	324,617

Total increase (decrease) in net assets	1,142	531,419	417,710

Net assets as of December 31, 2024	$66,887	$4,652,410	$5,890,985

Investment income (loss):
Dividend distributions	391	212,365	187,865
Investment Expenses:
Mortality and expense risk and administrative charges	(232)	(33,704)	(46,057)

Net investment income (loss)	159	178,661	141,808

Increase (decrease) in net assets from operations:
Capital gain distributions	7,696	—	—
Realized capital gain (loss) on investments	821	(62,183)	(157,328)
Change in unrealized appreciation (depreciation)	875	(75,679)	317,452

Net gain (loss) on investments	9,392	(137,862)	160,124

Net increase (decrease) in net assets from operations	9,551	40,799	301,932

Contract owner transactions:
Variable annuity deposits	—	64,024	145,517
Terminations, withdrawals and annuity payments	(925)	(87,913)	(729,357)
Transfers between subaccounts, net	(42,160)	(2,056,221)	(1,051,692)
Maintenance charges and mortality adjustments	(110)	(485)	(11,004)

Increase (decrease) in net assets from contract transactions	(43,195)	(2,080,595)	(1,646,536)

Total increase (decrease) in net assets	(33,644)	(2,039,796)	(1,344,604)

Net assets as of December 31, 2025	$33,243	$2,612,614	$4,546,381

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond II	Fidelity® Advisor Dividend Growth Class M-1 (c)
Net assets as of December 31, 2023	$2,068,699	$3,821,358	$2,201,195

Investment income (loss):
Dividend distributions	70,028	202,893	11,415
Investment Expenses:
Mortality and expense risk and administrative charges	(23,868)	(47,474)	(22,181)

Net investment income (loss)	46,160	155,419	(10,766)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	188,579
Realized capital gain (loss) on investments	(76,934)	(82,504)	120,980
Change in unrealized appreciation (depreciation)	19,380	82,380	245,453

Net gain (loss) on investments	(57,554)	(124)	555,012

Net increase (decrease) in net assets from operations	(11,394)	155,295	544,246

Contract owner transactions:
Variable annuity deposits	—	31,199	14,276
Terminations, withdrawals and annuity payments	(173,251)	(640,394)	(322,509)
Transfers between subaccounts, net	(271,937)	(49,724)	(49,314)
Maintenance charges and mortality adjustments	(10,353)	(20,265)	(4,970)

Increase (decrease) in net assets from contract transactions	(455,541)	(679,184)	(362,517)

Total increase (decrease) in net assets	(466,935)	(523,889)	181,729

Net assets as of December 31, 2024	$1,601,764	$3,297,469	$2,382,924

Investment income (loss):
Dividend distributions	60,757	190,177	20,661
Investment Expenses:
Mortality and expense risk and administrative charges	(20,267)	(40,684)	(12,729)

Net investment income (loss)	40,490	149,493	7,932

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	127,627
Realized capital gain (loss) on investments	(61,722)	(47,151)	661,867
Change in unrealized appreciation (depreciation)	104,631	96,603	(551,333)

Net gain (loss) on investments	42,909	49,452	238,161

Net increase (decrease) in net assets from operations	83,399	198,945	246,093

Contract owner transactions:
Variable annuity deposits	40,959	—	8,413
Terminations, withdrawals and annuity payments	(385,529)	(656,871)	(150,833)
Transfers between subaccounts, net	161,754	20,785	(2,483,980)
Maintenance charges and mortality adjustments	(8,084)	(17,080)	(2,617)

Increase (decrease) in net assets from contract transactions	(190,900)	(653,166)	(2,629,017)

Total increase (decrease) in net assets	(107,501)	(454,221)	(2,382,924)

Net assets as of December 31, 2025	$1,494,263	$2,843,248	$—

(c)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® Advisor Dividend Growth Class M-2 (a)	Fidelity® Advisor International Capital Appreciation (d)	Fidelity® Advisor Leveraged Company Stock
Net assets as of December 31, 2023	$—	$268,307	$—

Investment income (loss):
Dividend distributions	—	836	197
Investment Expenses:
Mortality and expense risk and administrative charges	—	(2,421)	(157)

Net investment income (loss)	—	(1,585)	40

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,484
Realized capital gain (loss) on investments	—	22,486	5
Change in unrealized appreciation (depreciation)	—	(3,205)	(2,346)

Net gain (loss) on investments	—	19,281	143

Net increase (decrease) in net assets from operations	—	17,696	183

Contract owner transactions:
Variable annuity deposits	—	240	823
Terminations, withdrawals and annuity payments	—	(42,802)	—
Transfers between subaccounts, net	—	(140)	91,123
Maintenance charges and mortality adjustments	—	(594)	(37)

Increase (decrease) in net assets from contract transactions	—	(43,296)	91,909

Total increase (decrease) in net assets	—	(25,600)	92,092

Net assets as of December 31, 2024	$—	$242,707	$92,092

Investment income (loss):
Dividend distributions	22,131	510	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,057)	(2,268)	(803)

Net investment income (loss)	13,074	(1,758)	(803)

Increase (decrease) in net assets from operations:
Capital gain distributions	54,366	13,100	3,772
Realized capital gain (loss) on investments	4,396	16,750	1,821
Change in unrealized appreciation (depreciation)	135,294	11,543	9,934

Net gain (loss) on investments	194,056	41,393	15,527

Net increase (decrease) in net assets from operations	207,130	39,635	14,724

Contract owner transactions:
Variable annuity deposits	4,656	240	3,293
Terminations, withdrawals and annuity payments	(60,165)	(28,096)	(30,590)
Transfers between subaccounts, net	2,431,428	(19)	(155)
Maintenance charges and mortality adjustments	(2,193)	(714)	(731)

Increase (decrease) in net assets from contract transactions	2,373,726	(28,589)	(28,183)

Total increase (decrease) in net assets	2,580,856	11,046	(13,459)

Net assets as of December 31, 2025	$2,580,856	$253,753	$78,633

(a)	New subaccount. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® Advisor New Insights	Fidelity® Advisor Real Estate	Fidelity® Advisor Stock Selector Mid Cap
Net assets as of December 31, 2023	$271,064	$1,280,465	$2,237,593

Investment income (loss):
Dividend distributions	135	16,580	1,536
Investment Expenses:
Mortality and expense risk and administrative charges	(2,863)	(11,207)	(20,123)

Net investment income (loss)	(2,728)	5,373	(18,587)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,919	69,910	56,500
Realized capital gain (loss) on investments	10,692	(32,167)	46,928
Change in unrealized appreciation (depreciation)	60,819	17,515	144,208

Net gain (loss) on investments	91,430	55,258	247,636

Net increase (decrease) in net assets from operations	88,702	60,631	229,049

Contract owner transactions:
Variable annuity deposits	11,548	22,108	37,959
Terminations, withdrawals and annuity payments	(60,520)	(138,939)	(278,055)
Transfers between subaccounts, net	28,295	(84,511)	(64,192)
Maintenance charges and mortality adjustments	(598)	(4,219)	(3,866)

Increase (decrease) in net assets from contract transactions	(21,275)	(205,561)	(308,154)

Total increase (decrease) in net assets	67,427	(144,930)	(79,105)

Net assets as of December 31, 2024	$338,491	$1,135,535	$2,158,488

Investment income (loss):
Dividend distributions	—	17,449	6,583
Investment Expenses:
Mortality and expense risk and administrative charges	(3,157)	(10,347)	(18,899)

Net investment income (loss)	(3,157)	7,102	(12,316)

Increase (decrease) in net assets from operations:
Capital gain distributions	37,124	108,482	146,159
Realized capital gain (loss) on investments	30,132	(23,199)	67,383
Change in unrealized appreciation (depreciation)	4,233	(93,427)	(24,386)

Net gain (loss) on investments	71,489	(8,144)	189,156

Net increase (decrease) in net assets from operations	68,332	(1,042)	176,840

Contract owner transactions:
Variable annuity deposits	10,753	19,716	34,443
Terminations, withdrawals and annuity payments	(37,859)	(100,665)	(346,794)
Transfers between subaccounts, net	(33,310)	60,942	(938)
Maintenance charges and mortality adjustments	(719)	(3,808)	(4,232)

Increase (decrease) in net assets from contract transactions	(61,135)	(23,815)	(317,521)

Total increase (decrease) in net assets	7,197	(24,857)	(140,681)

Net assets as of December 31, 2025	$345,688	$1,110,678	$2,017,807

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® Advisor Value Strategies	Fidelity® VIP Balanced	Fidelity® VIP Contrafund
Net assets as of December 31, 2023	$2,245,889	$3,092,774	$16,878,824

Investment income (loss):
Dividend distributions	8,801	75,036	6,412
Investment Expenses:
Mortality and expense risk and administrative charges	(21,208)	(19,167)	(235,112)

Net investment income (loss)	(12,407)	55,869	(228,700)

Increase (decrease) in net assets from operations:
Capital gain distributions	222,959	112,455	2,336,440
Realized capital gain (loss) on investments	108,227	39,304	1,248,175
Change in unrealized appreciation (depreciation)	(149,456)	288,933	1,809,586

Net gain (loss) on investments	181,730	440,692	5,394,201

Net increase (decrease) in net assets from operations	169,323	496,561	5,165,501

Contract owner transactions:
Variable annuity deposits	27,395	539,272	280,088
Terminations, withdrawals and annuity payments	(309,364)	(152,142)	(1,931,560)
Transfers between subaccounts, net	92,050	779,387	(183,026)
Maintenance charges and mortality adjustments	(4,894)	(3,146)	(88,137)

Increase (decrease) in net assets from contract transactions	(194,813)	1,163,371	(1,922,635)

Total increase (decrease) in net assets	(25,490)	1,659,932	3,242,866

Net assets as of December 31, 2024	$2,220,399	$4,752,706	$20,121,690

Investment income (loss):
Dividend distributions	11,834	76,987	—
Investment Expenses:
Mortality and expense risk and administrative charges	(17,924)	(22,361)	(239,501)

Net investment income (loss)	(6,090)	54,626	(239,501)

Increase (decrease) in net assets from operations:
Capital gain distributions	155,827	248,700	3,416,180
Realized capital gain (loss) on investments	86,882	54,678	1,815,047
Change in unrealized appreciation (depreciation)	(116,130)	307,337	(1,032,840)

Net gain (loss) on investments	126,579	610,715	4,198,387

Net increase (decrease) in net assets from operations	120,489	665,341	3,958,886

Contract owner transactions:
Variable annuity deposits	41,638	331,859	1,263,430
Terminations, withdrawals and annuity payments	(214,464)	(474,147)	(3,925,236)
Transfers between subaccounts, net	(180,999)	(117,606)	286,311
Maintenance charges and mortality adjustments	(4,619)	(5,634)	(84,773)

Increase (decrease) in net assets from contract transactions	(358,444)	(265,528)	(2,460,268)

Total increase (decrease) in net assets	(237,955)	399,813	1,498,618

Net assets as of December 31, 2025	$1,982,444	$5,152,519	$21,620,308

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Disciplined Small Cap	Fidelity® VIP Emerging Markets	Fidelity® VIP Equity-Income
Net assets as of December 31, 2023	$778,833	$982,788	$4,575,471

Investment income (loss):
Dividend distributions	7,590	16,761	93,146
Investment Expenses:
Mortality and expense risk and administrative charges	(2,203)	(3,332)	(41,637)

Net investment income (loss)	5,387	13,429	51,509

Increase (decrease) in net assets from operations:
Capital gain distributions	5,246	—	345,871
Realized capital gain (loss) on investments	(397)	(15,817)	81,038
Change in unrealized appreciation (depreciation)	113,649	62,761	182,364

Net gain (loss) on investments	118,498	46,944	609,273

Net increase (decrease) in net assets from operations	123,885	60,373	660,782

Contract owner transactions:
Variable annuity deposits	191,081	325,326	120,952
Terminations, withdrawals and annuity payments	(71,953)	(146,130)	(434,753)
Transfers between subaccounts, net	(26,054)	286,413	1,642,955
Maintenance charges and mortality adjustments	(489)	(1,267)	(13,907)

Increase (decrease) in net assets from contract transactions	92,585	464,342	1,315,247

Total increase (decrease) in net assets	216,470	524,715	1,976,029

Net assets as of December 31, 2024	$995,303	$1,507,503	$6,551,500

Investment income (loss):
Dividend distributions	11,425	31,308	145,852
Investment Expenses:
Mortality and expense risk and administrative charges	(3,694)	(8,408)	(63,101)

Net investment income (loss)	7,731	22,900	82,751

Increase (decrease) in net assets from operations:
Capital gain distributions	93,055	17,137	499,880
Realized capital gain (loss) on investments	(4,214)	162,853	225,982
Change in unrealized appreciation (depreciation)	117,789	658,315	662,639

Net gain (loss) on investments	206,630	838,305	1,388,501

Net increase (decrease) in net assets from operations	214,361	861,205	1,471,252

Contract owner transactions:
Variable annuity deposits	396,430	526,285	148,784
Terminations, withdrawals and annuity payments	(89,251)	(234,211)	(1,794,267)
Transfers between subaccounts, net	316,896	23,867	2,995,727
Maintenance charges and mortality adjustments	(840)	(1,824)	(26,444)

Increase (decrease) in net assets from contract transactions	623,235	314,117	1,323,800

Total increase (decrease) in net assets	837,596	1,175,322	2,795,052

Net assets as of December 31, 2025	$1,832,899	$2,682,825	$9,346,552

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities	Fidelity® VIP High Income
Net assets as of December 31, 2023	$6,497,922	$41,274,184	$1,247,004

Investment income (loss):
Dividend distributions	95,104	—	90,605
Investment Expenses:
Mortality and expense risk and administrative charges	(53,637)	(392,881)	(11,564)

Net investment income (loss)	41,467	(392,881)	79,041

Increase (decrease) in net assets from operations:
Capital gain distributions	511,375	—	—
Realized capital gain (loss) on investments	194,062	1,940,437	(3,246)
Change in unrealized appreciation (depreciation)	569,653	12,853,671	27,592

Net gain (loss) on investments	1,275,090	14,794,108	24,346

Net increase (decrease) in net assets from operations	1,316,557	14,401,227	103,387

Contract owner transactions:
Variable annuity deposits	497,933	1,354,065	34,340
Terminations, withdrawals and annuity payments	(568,357)	(4,204,999)	(61,483)
Transfers between subaccounts, net	497,246	(2,554,378)	164,040
Maintenance charges and mortality adjustments	(20,521)	(128,576)	(3,998)

Increase (decrease) in net assets from contract transactions	406,301	(5,533,888)	132,899

Total increase (decrease) in net assets	1,722,858	8,867,339	236,286

Net assets as of December 31, 2024	$8,220,780	$50,141,523	$1,483,290

Investment income (loss):
Dividend distributions	124,039	—	96,670
Investment Expenses:
Mortality and expense risk and administrative charges	(63,552)	(425,191)	(12,113)

Net investment income (loss)	60,487	(425,191)	84,557

Increase (decrease) in net assets from operations:
Capital gain distributions	894,852	738,241	—
Realized capital gain (loss) on investments	460,172	3,759,618	(3,941)
Change in unrealized appreciation (depreciation)	193,397	5,257,102	51,299

Net gain (loss) on investments	1,548,421	9,754,961	47,358

Net increase (decrease) in net assets from operations	1,608,908	9,329,770	131,915

Contract owner transactions:
Variable annuity deposits	491,888	1,124,056	13,616
Terminations, withdrawals and annuity payments	(1,286,937)	(4,526,709)	(123,498)
Transfers between subaccounts, net	195,556	(1,415,391)	(10,225)
Maintenance charges and mortality adjustments	(28,061)	(128,707)	(4,259)

Increase (decrease) in net assets from contract transactions	(627,554)	(4,946,751)	(124,366)

Total increase (decrease) in net assets	981,354	4,383,019	7,549

Net assets as of December 31, 2025	$9,202,134	$54,524,542	$1,490,839

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Index 500	Fidelity® VIP Investment Grade Bond	Fidelity® VIP Mid Cap
Net assets as of December 31, 2023	$24,088,148	$7,314,593	$574,320

Investment income (loss):
Dividend distributions	290,755	261,656	2,838
Investment Expenses:
Mortality and expense risk and administrative charges	(272,461)	(55,909)	(5,049)

Net investment income (loss)	18,294	205,747	(2,211)

Increase (decrease) in net assets from operations:
Capital gain distributions	17,193	—	106,444
Realized capital gain (loss) on investments	2,418,183	(198,672)	46,390
Change in unrealized appreciation (depreciation)	3,005,606	29,169	(21,286)

Net gain (loss) on investments	5,440,982	(169,503)	131,548

Net increase (decrease) in net assets from operations	5,459,276	36,244	129,337

Contract owner transactions:
Variable annuity deposits	3,033,896	945,003	345,373
Terminations, withdrawals and annuity payments	(4,186,742)	(797,528)	(44,493)
Transfers between subaccounts, net	271,811	303,699	(78,519)
Maintenance charges and mortality adjustments	(106,981)	(21,516)	(959)

Increase (decrease) in net assets from contract transactions	(988,016)	429,658	221,402

Total increase (decrease) in net assets	4,471,260	465,902	350,739

Net assets as of December 31, 2024	$28,559,408	$7,780,495	$925,059

Investment income (loss):
Dividend distributions	278,128	283,998	3,442
Investment Expenses:
Mortality and expense risk and administrative charges	(276,788)	(55,632)	(4,132)

Net investment income (loss)	1,340	228,366	(690)

Increase (decrease) in net assets from operations:
Capital gain distributions	160,882	—	149,003
Realized capital gain (loss) on investments	1,993,332	(100,531)	(13,493)
Change in unrealized appreciation (depreciation)	2,434,983	349,798	24,738

Net gain (loss) on investments	4,589,197	249,267	160,248

Net increase (decrease) in net assets from operations	4,590,537	477,633	159,558

Contract owner transactions:
Variable annuity deposits	3,276,013	492,408	652,315
Terminations, withdrawals and annuity payments	(3,179,274)	(981,100)	(202,672)
Transfers between subaccounts, net	(1,488,447)	617,791	(54,159)
Maintenance charges and mortality adjustments	(110,788)	(20,259)	(864)

Increase (decrease) in net assets from contract transactions	(1,502,496)	108,840	394,620

Total increase (decrease) in net assets	3,088,041	586,473	554,178

Net assets as of December 31, 2025	$31,647,449	$8,366,968	$1,479,237

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Overseas	Fidelity® VIP Real Estate	Fidelity® VIP Strategic Income
Net assets as of December 31, 2023	$5,412,874	$187,169	$1,502,612

Investment income (loss):
Dividend distributions	80,938	8,765	75,051
Investment Expenses:
Mortality and expense risk and administrative charges	(42,061)	(593)	(5,610)

Net investment income (loss)	38,877	8,172	69,441

Increase (decrease) in net assets from operations:
Capital gain distributions	266,126	—	—
Realized capital gain (loss) on investments	146,523	(738)	(3,722)
Change in unrealized appreciation (depreciation)	(213,014)	5,834	45,021

Net gain (loss) on investments	199,635	5,096	41,299

Net increase (decrease) in net assets from operations	238,512	13,268	110,740

Contract owner transactions:
Variable annuity deposits	615,737	35,654	160,850
Terminations, withdrawals and annuity payments	(830,076)	(8,698)	(89,840)
Transfers between subaccounts, net	401,726	(273)	449,654
Maintenance charges and mortality adjustments	(13,166)	(198)	(1,604)

Increase (decrease) in net assets from contract transactions	174,221	26,485	519,060

Total increase (decrease) in net assets	412,733	39,753	629,800

Net assets as of December 31, 2024	$5,825,607	$226,922	$2,132,412

Investment income (loss):
Dividend distributions	110,901	3,589	78,754
Investment Expenses:
Mortality and expense risk and administrative charges	(49,036)	(606)	(6,086)

Net investment income (loss)	61,865	2,983	72,668

Increase (decrease) in net assets from operations:
Capital gain distributions	717,627	84	—
Realized capital gain (loss) on investments	291,735	(1,715)	12,206
Change in unrealized appreciation (depreciation)	112,667	4,374	82,781

Net gain (loss) on investments	1,122,029	2,743	94,987

Net increase (decrease) in net assets from operations	1,183,894	5,726	167,655

Contract owner transactions:
Variable annuity deposits	766,129	—	207,899
Terminations, withdrawals and annuity payments	(1,320,324)	(45,661)	(256,646)
Transfers between subaccounts, net	2,067,540	(378)	(27,221)
Maintenance charges and mortality adjustments	(14,030)	(191)	(1,478)

Increase (decrease) in net assets from contract transactions	1,499,315	(46,230)	(77,446)

Total increase (decrease) in net assets	2,683,209	(40,504)	90,209

Net assets as of December 31, 2025	$8,508,816	$186,418	$2,222,621

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Allocation VIP Fund	Franklin DynaTech VIP	Franklin Growth and Income VIP Fund
Net assets as of December 31, 2023	$2,079,565	$140,499	$631,196

Investment income (loss):
Dividend distributions	38,966	—	15,727
Investment Expenses:
Mortality and expense risk and administrative charges	(15,626)	(1,489)	(6,607)

Net investment income (loss)	23,340	(1,489)	9,120

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	13,390
Realized capital gain (loss) on investments	(42,259)	(181)	(2,059)
Change in unrealized appreciation (depreciation)	182,126	42,672	86,000

Net gain (loss) on investments	139,867	42,491	97,331

Net increase (decrease) in net assets from operations	163,207	41,002	106,451

Contract owner transactions:
Variable annuity deposits	5,248	—	—
Terminations, withdrawals and annuity payments	(162,376)	(911)	(1,617)
Transfers between subaccounts, net	(108,833)	—	—
Maintenance charges and mortality adjustments	(6,123)	(304)	(112)

Increase (decrease) in net assets from contract transactions	(272,084)	(1,215)	(1,729)

Total increase (decrease) in net assets	(108,877)	39,787	104,722

Net assets as of December 31, 2024	$1,970,688	$180,286	$735,918

Investment income (loss):
Dividend distributions	34,352	—	16,907
Investment Expenses:
Mortality and expense risk and administrative charges	(15,017)	(1,985)	(7,328)

Net investment income (loss)	19,335	(1,985)	9,579

Increase (decrease) in net assets from operations:
Capital gain distributions	76,666	—	72,793
Realized capital gain (loss) on investments	(31,443)	547	(17,195)
Change in unrealized appreciation (depreciation)	151,116	49,841	51,202

Net gain (loss) on investments	196,339	50,388	106,800

Net increase (decrease) in net assets from operations	215,674	48,403	116,379

Contract owner transactions:
Variable annuity deposits	3,256	82,060	163,529
Terminations, withdrawals and annuity payments	(168,972)	(2,255)	(165,664)
Transfers between subaccounts, net	64,436	13,629	902
Maintenance charges and mortality adjustments	(5,281)	(364)	(127)

Increase (decrease) in net assets from contract transactions	(106,561)	93,070	(1,360)

Total increase (decrease) in net assets	109,113	141,473	115,019

Net assets as of December 31, 2025	$2,079,801	$321,759	$850,937

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
Net assets as of December 31, 2023	$10,872,674	$24,232	$8,144,129

Investment income (loss):
Dividend distributions	604,133	—	136,131
Investment Expenses:
Mortality and expense risk and administrative charges	(94,644)	(356)	(63,464)

Net investment income (loss)	509,489	(356)	72,667

Increase (decrease) in net assets from operations:
Capital gain distributions	49,497	3,063	572,030
Realized capital gain (loss) on investments	(61,089)	81	28,581
Change in unrealized appreciation (depreciation)	250,290	3,195	(355,475)

Net gain (loss) on investments	238,698	6,339	245,136

Net increase (decrease) in net assets from operations	748,187	5,983	317,803

Contract owner transactions:
Variable annuity deposits	86,022	—	59,501
Terminations, withdrawals and annuity payments	(1,173,918)	—	(1,027,591)
Transfers between subaccounts, net	(548,632)	—	207,754
Maintenance charges and mortality adjustments	(38,957)	(101)	(36,886)

Increase (decrease) in net assets from contract transactions	(1,675,485)	(101)	(797,222)

Total increase (decrease) in net assets	(927,298)	5,882	(479,419)

Net assets as of December 31, 2024	$9,945,376	$30,114	$7,664,710

Investment income (loss):
Dividend distributions	515,983	—	163,264
Investment Expenses:
Mortality and expense risk and administrative charges	(81,025)	(436)	(68,206)

Net investment income (loss)	434,958	(436)	95,058

Increase (decrease) in net assets from operations:
Capital gain distributions	108,458	10,604	904,986
Realized capital gain (loss) on investments	(29,297)	(22)	34,783
Change in unrealized appreciation (depreciation)	614,863	(5,789)	676,920

Net gain (loss) on investments	694,024	4,793	1,616,689

Net increase (decrease) in net assets from operations	1,128,982	4,357	1,711,747

Contract owner transactions:
Variable annuity deposits	790,097	32,569	70,159
Terminations, withdrawals and annuity payments	(1,519,339)	(1,152)	(955,424)
Transfers between subaccounts, net	53,968	—	2,258,966
Maintenance charges and mortality adjustments	(34,175)	(146)	(37,021)

Increase (decrease) in net assets from contract transactions	(709,449)	31,271	1,336,680

Total increase (decrease) in net assets	419,533	35,628	3,048,427

Net assets as of December 31, 2025	$10,364,909	$65,742	$10,713,137

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund
Net assets as of December 31, 2023	$24,667	$880,221	$3,767,629

Investment income (loss):
Dividend distributions	522	10,837	37,478
Investment Expenses:
Mortality and expense risk and administrative charges	(278)	(7,518)	(33,510)

Net investment income (loss)	244	3,319	3,968

Increase (decrease) in net assets from operations:
Capital gain distributions	542	51,560	92,634
Realized capital gain (loss) on investments	(8)	1,027	(16,750)
Change in unrealized appreciation (depreciation)	1,674	38,768	369,817

Net gain (loss) on investments	2,208	91,355	445,701

Net increase (decrease) in net assets from operations	2,452	94,674	449,669

Contract owner transactions:
Variable annuity deposits	—	152,801	162,477
Terminations, withdrawals and annuity payments	(444)	(2,463)	(335,133)
Transfers between subaccounts, net	—	(22,220)	1,684,805
Maintenance charges and mortality adjustments	(51)	(1,615)	(11,420)

Increase (decrease) in net assets from contract transactions	(495)	126,503	1,500,729

Total increase (decrease) in net assets	1,957	221,177	1,950,398

Net assets as of December 31, 2024	$26,624	$1,101,398	$5,718,027

Investment income (loss):
Dividend distributions	2,795	9,374	43,124
Investment Expenses:
Mortality and expense risk and administrative charges	(396)	(7,895)	(32,519)

Net investment income (loss)	2,399	1,479	10,605

Increase (decrease) in net assets from operations:
Capital gain distributions	13,771	112,306	336,331
Realized capital gain (loss) on investments	8	(2,468)	(56,504)
Change in unrealized appreciation (depreciation)	(9,065)	2,085	(82,444)

Net gain (loss) on investments	4,714	111,923	197,383

Net increase (decrease) in net assets from operations	7,113	113,402	207,988

Contract owner transactions:
Variable annuity deposits	—	—	34,746
Terminations, withdrawals and annuity payments	(356)	(284,579)	(493,713)
Transfers between subaccounts, net	110,450	1,010	(1,297,726)
Maintenance charges and mortality adjustments	(64)	(1,653)	(9,723)

Increase (decrease) in net assets from contract transactions	110,030	(285,222)	(1,766,416)

Total increase (decrease) in net assets	117,143	(171,820)	(1,558,428)

Net assets as of December 31, 2025	$143,767	$929,578	$4,159,599

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Small- Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Net assets as of December 31, 2023	$2,831,905	$1,743,346	$214,564

Investment income (loss):
Dividend distributions	—	65,799	5,790
Investment Expenses:
Mortality and expense risk and administrative charges	(33,309)	(11,903)	(2,063)

Net investment income (loss)	(33,309)	53,896	3,727

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(86,036)	(60,650)	(13,535)
Change in unrealized appreciation (depreciation)	364,737	50,893	571

Net gain (loss) on investments	278,701	(9,757)	(12,964)

Net increase (decrease) in net assets from operations	245,392	44,139	(9,237)

Contract owner transactions:
Variable annuity deposits	96,222	54,776	97,124
Terminations, withdrawals and annuity payments	(374,774)	(162,500)	(43,091)
Transfers between subaccounts, net	(218,496)	(170,015)	369,055
Maintenance charges and mortality adjustments	(14,604)	(3,562)	(552)

Increase (decrease) in net assets from contract transactions	(511,652)	(281,301)	422,536

Total increase (decrease) in net assets	(266,260)	(237,162)	413,299

Net assets as of December 31, 2024	$2,565,645	$1,506,184	$627,863

Investment income (loss):
Dividend distributions	—	87,895	38,847
Investment Expenses:
Mortality and expense risk and administrative charges	(28,642)	(12,058)	(3,925)

Net investment income (loss)	(28,642)	75,837	34,922

Increase (decrease) in net assets from operations:
Capital gain distributions	132,699	20	—
Realized capital gain (loss) on investments	(41,377)	(28,240)	(15,608)
Change in unrealized appreciation (depreciation)	(43,795)	62,043	20,589

Net gain (loss) on investments	47,527	33,823	4,981

Net increase (decrease) in net assets from operations	18,885	109,660	39,903

Contract owner transactions:
Variable annuity deposits	10,729	466,686	45,265
Terminations, withdrawals and annuity payments	(310,381)	(228,965)	(100,529)
Transfers between subaccounts, net	(13,494)	65,423	266,485
Maintenance charges and mortality adjustments	(13,110)	(2,891)	(554)

Increase (decrease) in net assets from contract transactions	(326,256)	300,253	210,667

Total increase (decrease) in net assets	(307,371)	409,913	250,570

Net assets as of December 31, 2025	$2,258,274	$1,916,097	$878,433

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income	Goldman Sachs VIT International Equity Insights
Net assets as of December 31, 2023	$963,012	$1,436,725	$144,546

Investment income (loss):
Dividend distributions	7,527	30,225	4,644
Investment Expenses:
Mortality and expense risk and administrative charges	(9,918)	(11,431)	(1,013)

Net investment income (loss)	(2,391)	18,794	3,631

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	5,952
Realized capital gain (loss) on investments	12,620	(52,825)	1,979
Change in unrealized appreciation (depreciation)	62,207	22,751	(2,739)

Net gain (loss) on investments	74,827	(30,074)	5,192

Net increase (decrease) in net assets from operations	72,436	(11,280)	8,823

Contract owner transactions:
Variable annuity deposits	30,979	25,309	15,467
Terminations, withdrawals and annuity payments	(129,889)	(279,059)	(3,965)
Transfers between subaccounts, net	174,839	(26,523)	1,018
Maintenance charges and mortality adjustments	(2,966)	(5,913)	(256)

Increase (decrease) in net assets from contract transactions	72,963	(286,186)	12,264

Total increase (decrease) in net assets	145,399	(297,466)	21,087

Net assets as of December 31, 2024	$1,108,411	$1,139,259	$165,633

Investment income (loss):
Dividend distributions	6,526	34,062	6,603
Investment Expenses:
Mortality and expense risk and administrative charges	(11,952)	(10,718)	(2,803)

Net investment income (loss)	(5,426)	23,344	3,800

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	35,905
Realized capital gain (loss) on investments	34,446	(23,273)	56,026
Change in unrealized appreciation (depreciation)	326,112	61,062	2,916

Net gain (loss) on investments	360,558	37,789	94,847

Net increase (decrease) in net assets from operations	355,132	61,133	98,647

Contract owner transactions:
Variable annuity deposits	31,799	31,208	28,647
Terminations, withdrawals and annuity payments	(143,813)	(103,435)	(69,913)
Transfers between subaccounts, net	231,604	165,758	(16,017)
Maintenance charges and mortality adjustments	(3,917)	(4,551)	(381)

Increase (decrease) in net assets from contract transactions	115,673	88,980	(57,664)

Total increase (decrease) in net assets	470,805	150,113	40,983

Net assets as of December 31, 2025	$1,579,216	$1,289,372	$206,616

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Mid Cap Value
Net assets as of December 31, 2023	$—	$248,375	$465,479

Investment income (loss):
Dividend distributions	1,874	—	3,917
Investment Expenses:
Mortality and expense risk and administrative charges	(359)	(658)	(5,367)

Net investment income (loss)	1,515	(658)	(1,450)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,595	32,476	30,300
Realized capital gain (loss) on investments	28	(2,104)	(2,409)
Change in unrealized appreciation (depreciation)	(1,064)	18,805	26,438

Net gain (loss) on investments	18,559	49,177	54,329

Net increase (decrease) in net assets from operations	20,074	48,519	52,879

Contract owner transactions:
Variable annuity deposits	—	—	4,140
Terminations, withdrawals and annuity payments	—	(147)	(23,670)
Transfers between subaccounts, net	143,778	(5,666)	40,187
Maintenance charges and mortality adjustments	—	(857)	(1,597)

Increase (decrease) in net assets from contract transactions	143,778	(6,670)	19,060

Total increase (decrease) in net assets	163,852	41,849	71,939

Net assets as of December 31, 2024	$163,852	$290,224	$537,418

Investment income (loss):
Dividend distributions	2,744	—	3,888
Investment Expenses:
Mortality and expense risk and administrative charges	(498)	(819)	(3,454)

Net investment income (loss)	2,246	(819)	434

Increase (decrease) in net assets from operations:
Capital gain distributions	43,278	63,411	44,066
Realized capital gain (loss) on investments	162	(4,185)	(3,697)
Change in unrealized appreciation (depreciation)	(24,067)	(39,520)	(12,707)

Net gain (loss) on investments	19,373	19,706	27,662

Net increase (decrease) in net assets from operations	21,619	18,887	28,096

Contract owner transactions:
Variable annuity deposits	150,681	6,494	5,507
Terminations, withdrawals and annuity payments	(7,001)	(1,254)	(114,937)
Transfers between subaccounts, net	(3,006)	51,946	(28,325)
Maintenance charges and mortality adjustments	—	(1,018)	(1,087)

Increase (decrease) in net assets from contract transactions	140,674	56,168	(138,842)

Total increase (decrease) in net assets	162,293	75,055	(110,746)

Net assets as of December 31, 2025	$326,145	$365,279	$426,672

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Strategic Growth	Guggenheim Core Bond
Net assets as of December 31, 2023	$362,941	$332,000	$4,435,890

Investment income (loss):
Dividend distributions	2,831	—	184,943
Investment Expenses:
Mortality and expense risk and administrative charges	(880)	(752)	(39,074)

Net investment income (loss)	1,951	(752)	145,869

Increase (decrease) in net assets from operations:
Capital gain distributions	30,058	21,707	—
Realized capital gain (loss) on investments	(986)	3,042	(103,019)
Change in unrealized appreciation (depreciation)	22,088	58,478	21,363

Net gain (loss) on investments	51,160	83,227	(81,656)

Net increase (decrease) in net assets from operations	53,111	82,475	64,213

Contract owner transactions:
Variable annuity deposits	—	—	71,076
Terminations, withdrawals and annuity payments	(8,155)	(10,792)	(541,488)
Transfers between subaccounts, net	(27,060)	(111,524)	116,095
Maintenance charges and mortality adjustments	(167)	—	(8,935)

Increase (decrease) in net assets from contract transactions	(35,382)	(122,316)	(363,252)

Total increase (decrease) in net assets	17,729	(39,841)	(299,039)

Net assets as of December 31, 2024	$380,670	$292,159	$4,136,851

Investment income (loss):
Dividend distributions	1,090	—	177,694
Investment Expenses:
Mortality and expense risk and administrative charges	(787)	(831)	(35,840)

Net investment income (loss)	303	(831)	141,854

Increase (decrease) in net assets from operations:
Capital gain distributions	17,933	71,388	—
Realized capital gain (loss) on investments	20,562	2,988	(97,099)
Change in unrealized appreciation (depreciation)	(15,759)	(21,558)	206,096

Net gain (loss) on investments	22,736	52,818	108,997

Net increase (decrease) in net assets from operations	23,039	51,987	250,851

Contract owner transactions:
Variable annuity deposits	21,768	150,681	59,415
Terminations, withdrawals and annuity payments	(54,302)	(20,672)	(500,038)
Transfers between subaccounts, net	565,309	(29)	(165,068)
Maintenance charges and mortality adjustments	(197)	—	(8,778)

Increase (decrease) in net assets from contract transactions	532,578	129,980	(614,469)

Total increase (decrease) in net assets	555,617	181,967	(363,618)

Net assets as of December 31, 2025	$936,287	$474,126	$3,773,233

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim Floating Rate Strategies	Guggenheim High Yield	Guggenheim Macro Opportunities
Net assets as of December 31, 2023	$1,419,460	$2,793,668	$18,233

Investment income (loss):
Dividend distributions	113,284	178,706	1,072
Investment Expenses:
Mortality and expense risk and administrative charges	(12,605)	(25,402)	(174)

Net investment income (loss)	100,679	153,304	898

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(6,785)	(37,732)	(4)
Change in unrealized appreciation (depreciation)	(13,720)	72,413	298

Net gain (loss) on investments	(20,505)	34,681	294

Net increase (decrease) in net assets from operations	80,174	187,985	1,192

Contract owner transactions:
Variable annuity deposits	34,506	56,626	—
Terminations, withdrawals and annuity payments	(194,617)	(235,795)	—
Transfers between subaccounts, net	28,000	2,010	7,876
Maintenance charges and mortality adjustments	(2,780)	(6,325)	(69)

Increase (decrease) in net assets from contract transactions	(134,891)	(183,484)	7,807

Total increase (decrease) in net assets	(54,717)	4,501	8,999

Net assets as of December 31, 2024	$1,364,743	$2,798,169	$27,232

Investment income (loss):
Dividend distributions	99,969	177,043	1,268
Investment Expenses:
Mortality and expense risk and administrative charges	(12,806)	(25,057)	(206)

Net investment income (loss)	87,163	151,986	1,062

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(19,352)	(51,296)	12
Change in unrealized appreciation (depreciation)	(29,016)	55,559	323

Net gain (loss) on investments	(48,368)	4,263	335

Net increase (decrease) in net assets from operations	38,795	156,249	1,397

Contract owner transactions:
Variable annuity deposits	38,272	69,318	—
Terminations, withdrawals and annuity payments	(248,315)	(352,639)	(12,308)
Transfers between subaccounts, net	91,899	(86,471)	(954)
Maintenance charges and mortality adjustments	(3,347)	(6,271)	(163)

Increase (decrease) in net assets from contract transactions	(121,491)	(376,063)	(13,425)

Total increase (decrease) in net assets	(82,696)	(219,814)	(12,028)

Net assets as of December 31, 2025	$1,282,047	$2,578,355	$15,204

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim Managed Futures Strategy	Guggenheim Multi- Hedge Strategies	Guggenheim Total Return Bond
Net assets as of December 31, 2023	$18,362	$25,375	$431,117

Investment income (loss):
Dividend distributions	765	565	17,551
Investment Expenses:
Mortality and expense risk and administrative charges	(163)	(223)	(3,647)

Net investment income (loss)	602	342	13,904

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(161)	(139)	(24,779)
Change in unrealized appreciation (depreciation)	(541)	(1,194)	19,072

Net gain (loss) on investments	(702)	(1,333)	(5,707)

Net increase (decrease) in net assets from operations	(100)	(991)	8,197

Contract owner transactions:
Variable annuity deposits	—	240	16,818
Terminations, withdrawals and annuity payments	(2,055)	(4,313)	(44,336)
Transfers between subaccounts, net	(201)	—	(133,330)
Maintenance charges and mortality adjustments	(125)	(141)	(1,590)

Increase (decrease) in net assets from contract transactions	(2,381)	(4,214)	(162,438)

Total increase (decrease) in net assets	(2,481)	(5,205)	(154,241)

Net assets as of December 31, 2024	$15,881	$20,170	$276,876

Investment income (loss):
Dividend distributions	917	1,601	14,124
Investment Expenses:
Mortality and expense risk and administrative charges	(128)	(154)	(2,661)

Net investment income (loss)	789	1,447	11,463

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(458)	(674)	(3,472)
Change in unrealized appreciation (depreciation)	496	(585)	11,419

Net gain (loss) on investments	38	(1,259)	7,947

Net increase (decrease) in net assets from operations	827	188	19,410

Contract owner transactions:
Variable annuity deposits	—	270	11,114
Terminations, withdrawals and annuity payments	(4,701)	(7,310)	(15,446)
Transfers between subaccounts, net	3,829	3,830	27,271
Maintenance charges and mortality adjustments	(82)	(89)	(1,155)

Increase (decrease) in net assets from contract transactions	(954)	(3,299)	21,784

Total increase (decrease) in net assets	(127)	(3,111)	41,194

Net assets as of December 31, 2025	$15,754	$17,059	$318,070

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield
Net assets as of December 31, 2023	$7,623,479	$1,207,069	$15,077,550

Investment income (loss):
Dividend distributions	610,981	46,685	885,137
Investment Expenses:
Mortality and expense risk and administrative charges	(51,047)	(7,015)	(129,519)

Net investment income (loss)	559,934	39,670	755,618

Increase (decrease) in net assets from operations:
Capital gain distributions	—	24,956	—
Realized capital gain (loss) on investments	3,044	(4,925)	(195,252)
Change in unrealized appreciation (depreciation)	(136,549)	(100,308)	400,842

Net gain (loss) on investments	(133,505)	(80,277)	205,590

Net increase (decrease) in net assets from operations	426,429	(40,607)	961,208

Contract owner transactions:
Variable annuity deposits	148,971	629,038	152,395
Terminations, withdrawals and annuity payments	(606,461)	(53,359)	(1,879,862)
Transfers between subaccounts, net	(618,187)	(31,631)	(298,527)
Maintenance charges and mortality adjustments	(17,512)	(3,631)	(59,488)

Increase (decrease) in net assets from contract transactions	(1,093,189)	540,417	(2,085,482)

Total increase (decrease) in net assets	(666,760)	499,810	(1,124,274)

Net assets as of December 31, 2024	$6,956,719	$1,706,879	$13,953,276

Investment income (loss):
Dividend distributions	786,637	31,633	843,555
Investment Expenses:
Mortality and expense risk and administrative charges	(60,224)	(7,177)	(105,939)

Net investment income (loss)	726,413	24,456	737,616

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(53,416)	(39,683)	(210,073)
Change in unrealized appreciation (depreciation)	(412,393)	106,861	192,424

Net gain (loss) on investments	(465,809)	67,178	(17,649)

Net increase (decrease) in net assets from operations	260,604	91,634	719,967

Contract owner transactions:
Variable annuity deposits	60,765	253,062	107,499
Terminations, withdrawals and annuity payments	(752,194)	(191,765)	(2,100,320)
Transfers between subaccounts, net	817,885	527,738	(981,096)
Maintenance charges and mortality adjustments	(16,526)	(2,849)	(55,410)

Increase (decrease) in net assets from contract transactions	109,930	586,186	(3,029,327)

Total increase (decrease) in net assets	370,534	677,820	(2,309,360)

Net assets as of December 31, 2025	$7,327,253	$2,384,699	$11,643,916

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Total Return Bond	Invesco American Franchise
Net assets as of December 31, 2023	$3,514,663	$28,668,835	$1,654,961

Investment income (loss):
Dividend distributions	123,980	1,141,711	—
Investment Expenses:
Mortality and expense risk and administrative charges	(23,814)	(241,777)	(16,155)

Net investment income (loss)	100,166	899,934	(16,155)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	62,212
Realized capital gain (loss) on investments	(61,648)	(610,432)	150,402
Change in unrealized appreciation (depreciation)	(125,992)	370,333	309,538

Net gain (loss) on investments	(187,640)	(240,099)	522,152

Net increase (decrease) in net assets from operations	(87,474)	659,835	505,997

Contract owner transactions:
Variable annuity deposits	48,530	463,768	22,519
Terminations, withdrawals and annuity payments	(163,783)	(4,048,504)	(280,690)
Transfers between subaccounts, net	(1,684,181)	4,126,186	(178,521)
Maintenance charges and mortality adjustments	(10,148)	(84,342)	(4,704)

Increase (decrease) in net assets from contract transactions	(1,809,582)	457,108	(441,396)

Total increase (decrease) in net assets	(1,897,056)	1,116,943	64,601

Net assets as of December 31, 2024	$1,617,607	$29,785,778	$1,719,562

Investment income (loss):
Dividend distributions	36,422	1,415,854	—
Investment Expenses:
Mortality and expense risk and administrative charges	(14,000)	(271,178)	(15,403)

Net investment income (loss)	22,422	1,144,676	(15,403)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	212,473
Realized capital gain (loss) on investments	(29,153)	(492,101)	69,016
Change in unrealized appreciation (depreciation)	13,118	1,449,366	(97,924)

Net gain (loss) on investments	(16,035)	957,265	183,565

Net increase (decrease) in net assets from operations	6,387	2,101,941	168,162

Contract owner transactions:
Variable annuity deposits	194,203	232,204	16,004
Terminations, withdrawals and annuity payments	(218,541)	(4,063,610)	(138,983)
Transfers between subaccounts, net	(10,826)	5,104,212	(40,123)
Maintenance charges and mortality adjustments	(5,658)	(79,569)	(3,412)

Increase (decrease) in net assets from contract transactions	(40,822)	1,193,237	(166,514)

Total increase (decrease) in net assets	(34,435)	3,295,178	1,648

Net assets as of December 31, 2025	$1,583,172	$33,080,956	$1,721,210

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco Comstock	Invesco Developing Markets	Invesco Discovery
Net assets as of December 31, 2023	$9,617,843	$242,832	$161,577

Investment income (loss):
Dividend distributions	164,763	13	—
Investment Expenses:
Mortality and expense risk and administrative charges	(89,201)	(2,232)	(1,757)

Net investment income (loss)	75,562	(2,219)	(1,757)

Increase (decrease) in net assets from operations:
Capital gain distributions	750,944	—	12,810
Realized capital gain (loss) on investments	288,851	(647)	2,243
Change in unrealized appreciation (depreciation)	156,882	(3,880)	23,597

Net gain (loss) on investments	1,196,677	(4,527)	38,650

Net increase (decrease) in net assets from operations	1,272,239	(6,746)	36,893

Contract owner transactions:
Variable annuity deposits	125,345	10,001	5,605
Terminations, withdrawals and annuity payments	(871,654)	(24,007)	(13,174)
Transfers between subaccounts, net	(405,160)	26,981	9,984
Maintenance charges and mortality adjustments	(20,471)	(835)	(467)

Increase (decrease) in net assets from contract transactions	(1,171,940)	12,140	1,948

Total increase (decrease) in net assets	100,299	5,394	38,841

Net assets as of December 31, 2024	$9,718,142	$248,226	$200,418

Investment income (loss):
Dividend distributions	168,750	1,062	—
Investment Expenses:
Mortality and expense risk and administrative charges	(93,456)	(2,548)	(1,773)

Net investment income (loss)	75,294	(1,486)	(1,773)

Increase (decrease) in net assets from operations:
Capital gain distributions	732,294	93,963	24,312
Realized capital gain (loss) on investments	233,105	(2,204)	3,889
Change in unrealized appreciation (depreciation)	540,551	(21,302)	1,973

Net gain (loss) on investments	1,505,950	70,457	30,174

Net increase (decrease) in net assets from operations	1,581,244	68,971	28,401

Contract owner transactions:
Variable annuity deposits	167,582	12,433	5,788
Terminations, withdrawals and annuity payments	(885,819)	(15,954)	(18,055)
Transfers between subaccounts, net	374,180	(16,432)	(11,770)
Maintenance charges and mortality adjustments	(22,209)	(751)	(460)

Increase (decrease) in net assets from contract transactions	(366,266)	(20,704)	(24,497)

Total increase (decrease) in net assets	1,214,978	48,267	3,904

Net assets as of December 31, 2025	$10,933,120	$296,493	$204,322

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco Discovery Mid Cap Growth	Invesco Energy	Invesco Equity and Income
Net assets as of December 31, 2023	$1,073,244	$94,031	$8,176,870

Investment income (loss):
Dividend distributions	—	2,869	164,206
Investment Expenses:
Mortality and expense risk and administrative charges	(9,992)	(766)	(76,978)

Net investment income (loss)	(9,992)	2,103	87,228

Increase (decrease) in net assets from operations:
Capital gain distributions	55,356	—	479,958
Realized capital gain (loss) on investments	18,251	6,581	99,743
Change in unrealized appreciation (depreciation)	156,066	(2,143)	193,918

Net gain (loss) on investments	229,673	4,438	773,619

Net increase (decrease) in net assets from operations	219,681	6,541	860,847

Contract owner transactions:
Variable annuity deposits	21,693	3,130	123,430
Terminations, withdrawals and annuity payments	(110,437)	(5,494)	(1,110,156)
Transfers between subaccounts, net	(60,497)	(23,249)	104,005
Maintenance charges and mortality adjustments	(2,402)	(423)	(23,415)

Increase (decrease) in net assets from contract transactions	(151,643)	(26,036)	(906,136)

Total increase (decrease) in net assets	68,038	(19,495)	(45,289)

Net assets as of December 31, 2024	$1,141,282	$74,536	$8,131,581

Investment income (loss):
Dividend distributions	—	1,688	139,503
Investment Expenses:
Mortality and expense risk and administrative charges	(11,664)	(673)	(71,290)

Net investment income (loss)	(11,664)	1,015	68,213

Increase (decrease) in net assets from operations:
Capital gain distributions	102,110	—	372,750
Realized capital gain (loss) on investments	69,125	1,379	72,769
Change in unrealized appreciation (depreciation)	(50,443)	5,764	333,589

Net gain (loss) on investments	120,792	7,143	779,108

Net increase (decrease) in net assets from operations	109,128	8,158	847,321

Contract owner transactions:
Variable annuity deposits	23,510	2,537	128,707
Terminations, withdrawals and annuity payments	(104,458)	(6,593)	(824,988)
Transfers between subaccounts, net	72,012	(524)	(516,893)
Maintenance charges and mortality adjustments	(3,183)	(467)	(24,747)

Increase (decrease) in net assets from contract transactions	(12,119)	(5,047)	(1,237,921)

Total increase (decrease) in net assets	97,009	3,111	(390,600)

Net assets as of December 31, 2025	$1,238,291	$77,647	$7,740,981

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco Global	Invesco Gold & Special Minerals	Invesco Main Street Mid Cap
Net assets as of December 31, 2023	$550,391	$155,477	$1,618,627

Investment income (loss):
Dividend distributions	—	1,471	4,071
Investment Expenses:
Mortality and expense risk and administrative charges	(4,943)	(1,562)	(15,174)

Net investment income (loss)	(4,943)	(91)	(11,103)

Increase (decrease) in net assets from operations:
Capital gain distributions	58,038	—	133,473
Realized capital gain (loss) on investments	8,964	756	56,375
Change in unrealized appreciation (depreciation)	15,907	18,421	59,352

Net gain (loss) on investments	82,909	19,177	249,200

Net increase (decrease) in net assets from operations	77,966	19,086	238,097

Contract owner transactions:
Variable annuity deposits	16,204	1,850	18,954
Terminations, withdrawals and annuity payments	(46,722)	(4,421)	(157,096)
Transfers between subaccounts, net	(53,162)	228	(77,919)
Maintenance charges and mortality adjustments	(1,722)	(509)	(3,951)

Increase (decrease) in net assets from contract transactions	(85,402)	(2,852)	(220,012)

Total increase (decrease) in net assets	(7,436)	16,234	18,085

Net assets as of December 31, 2024	$542,955	$171,711	$1,636,712

Investment income (loss):
Dividend distributions	—	1,659	2,884
Investment Expenses:
Mortality and expense risk and administrative charges	(4,976)	(2,419)	(14,783)

Net investment income (loss)	(4,976)	(760)	(11,899)

Increase (decrease) in net assets from operations:
Capital gain distributions	116,773	—	128,131
Realized capital gain (loss) on investments	6,945	2,418	50,801
Change in unrealized appreciation (depreciation)	(41,377)	218,754	(43,797)

Net gain (loss) on investments	82,341	221,172	135,135

Net increase (decrease) in net assets from operations	77,365	220,412	123,236

Contract owner transactions:
Variable annuity deposits	16,285	1,658	17,033
Terminations, withdrawals and annuity payments	(48,917)	(2,954)	(182,839)
Transfers between subaccounts, net	2,490	(450)	(13,571)
Maintenance charges and mortality adjustments	(1,231)	(662)	(3,634)

Increase (decrease) in net assets from contract transactions	(31,373)	(2,408)	(183,011)

Total increase (decrease) in net assets	45,992	218,004	(59,775)

Net assets as of December 31, 2025	$588,947	$389,715	$1,576,937

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco Small Cap Growth (d)	Invesco Technology	Invesco V.I. American Franchise Series I
Net assets as of December 31, 2023	$1,828,529	$1,500,876	$1,975,239

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(16,808)	(15,403)	(30,151)

Net investment income (loss)	(16,808)	(15,403)	(30,151)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	227,810	—
Realized capital gain (loss) on investments	(49,789)	65,571	153,246
Change in unrealized appreciation (depreciation)	323,613	206,329	446,115

Net gain (loss) on investments	273,824	499,710	599,361

Net increase (decrease) in net assets from operations	257,016	484,307	569,210

Contract owner transactions:
Variable annuity deposits	525	25,210	1,706
Terminations, withdrawals and annuity payments	(227,320)	(186,441)	(348,891)
Transfers between subaccounts, net	(62,384)	(16,376)	(331,678)
Maintenance charges and mortality adjustments	(4,038)	(4,643)	(14,422)

Increase (decrease) in net assets from contract transactions	(293,217)	(182,250)	(693,285)

Total increase (decrease) in net assets	(36,201)	302,057	(124,075)

Net assets as of December 31, 2024	$1,792,328	$1,802,933	$1,851,164

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(15,027)	(17,617)	(23,675)

Net investment income (loss)	(15,027)	(17,617)	(23,675)

Increase (decrease) in net assets from operations:
Capital gain distributions	160,825	471,753	137,708
Realized capital gain (loss) on investments	(25,915)	24,423	140,177
Change in unrealized appreciation (depreciation)	(47,765)	(113,656)	(131,196)

Net gain (loss) on investments	87,145	382,520	146,689

Net increase (decrease) in net assets from operations	72,118	364,903	123,014

Contract owner transactions:
Variable annuity deposits	650	27,566	3,727
Terminations, withdrawals and annuity payments	(171,487)	(77,185)	(200,718)
Transfers between subaccounts, net	(34,351)	138,302	(252,979)
Maintenance charges and mortality adjustments	(3,791)	(3,255)	(11,759)

Increase (decrease) in net assets from contract transactions	(208,979)	85,428	(461,729)

Total increase (decrease) in net assets	(136,861)	450,331	(338,715)

Net assets as of December 31, 2025	$1,655,467	$2,253,264	$1,512,449

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. American Franchise Series II	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation
Net assets as of December 31, 2023	$17,582	$2,992,031	$61,573

Investment income (loss):
Dividend distributions	—	27,961	4,023
Investment Expenses:
Mortality and expense risk and administrative charges	(263)	(29,539)	(746)

Net investment income (loss)	(263)	(1,578)	3,277

Increase (decrease) in net assets from operations:
Capital gain distributions	—	83,839	—
Realized capital gain (loss) on investments	(15)	(39,115)	(116)
Change in unrealized appreciation (depreciation)	6,032	804,995	(2,712)

Net gain (loss) on investments	6,017	849,719	(2,828)

Net increase (decrease) in net assets from operations	5,754	848,141	449

Contract owner transactions:
Variable annuity deposits	—	235,332	—
Terminations, withdrawals and annuity payments	(141)	(471,131)	(401)
Transfers between subaccounts, net	4	854,698	34,145
Maintenance charges and mortality adjustments	(92)	(12,978)	(138)

Increase (decrease) in net assets from contract transactions	(229)	605,921	33,606

Total increase (decrease) in net assets	5,525	1,454,062	34,055

Net assets as of December 31, 2024	$23,107	$4,446,093	$95,628

Investment income (loss):
Dividend distributions	—	9,912	7,090
Investment Expenses:
Mortality and expense risk and administrative charges	(293)	(35,206)	(888)

Net investment income (loss)	(293)	(25,294)	6,202

Increase (decrease) in net assets from operations:
Capital gain distributions	2,413	712,183	—
Realized capital gain (loss) on investments	311	(34,475)	(171)
Change in unrealized appreciation (depreciation)	(80)	71,264	1,702

Net gain (loss) on investments	2,644	748,972	1,531

Net increase (decrease) in net assets from operations	2,351	723,678	7,733

Contract owner transactions:
Variable annuity deposits	—	19,580	—
Terminations, withdrawals and annuity payments	(1,433)	(372,729)	(408)
Transfers between subaccounts, net	(3)	949,090	3,977
Maintenance charges and mortality adjustments	(102)	(15,052)	(205)

Increase (decrease) in net assets from contract transactions	(1,538)	580,889	3,364

Total increase (decrease) in net assets	813	1,304,567	11,097

Net assets as of December 31, 2025	$23,920	$5,750,660	$106,725

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond
Net assets as of December 31, 2023	$11,538,526	$935,139	$11,302,837

Investment income (loss):
Dividend distributions	187,545	5,093	375,367
Investment Expenses:
Mortality and expense risk and administrative charges	(97,747)	(12,052)	(109,791)

Net investment income (loss)	89,798	(6,959)	265,576

Increase (decrease) in net assets from operations:
Capital gain distributions	879,713	88,148	—
Realized capital gain (loss) on investments	213,615	191,734	7,440
Change in unrealized appreciation (depreciation)	(357,661)	(53,440)	(87,059)

Net gain (loss) on investments	735,667	226,442	(79,619)

Net increase (decrease) in net assets from operations	825,465	219,483	185,957

Contract owner transactions:
Variable annuity deposits	252,894	6,959	289,079
Terminations, withdrawals and annuity payments	(1,346,222)	(13,408)	(1,619,563)
Transfers between subaccounts, net	13,485,867	(1,107,058)	480,239
Maintenance charges and mortality adjustments	(42,208)	(959)	(33,682)

Increase (decrease) in net assets from contract transactions	12,350,331	(1,114,466)	(883,927)

Total increase (decrease) in net assets	13,175,796	(894,983)	(697,970)

Net assets as of December 31, 2024	$24,714,322	$40,156	$10,604,867

Investment income (loss):
Dividend distributions	265,079	213	412,081
Investment Expenses:
Mortality and expense risk and administrative charges	(173,610)	(410)	(103,052)

Net investment income (loss)	91,469	(197)	309,029

Increase (decrease) in net assets from operations:
Capital gain distributions	1,964,413	3,891	—
Realized capital gain (loss) on investments	397,384	73	16,941
Change in unrealized appreciation (depreciation)	373,792	3,162	261,464

Net gain (loss) on investments	2,735,589	7,126	278,405

Net increase (decrease) in net assets from operations	2,827,058	6,929	587,434

Contract owner transactions:
Variable annuity deposits	234,185	7,835	42,124
Terminations, withdrawals and annuity payments	(2,447,381)	(147)	(1,268,006)
Transfers between subaccounts, net	(8,169,824)	11	90,067
Maintenance charges and mortality adjustments	(64,562)	(100)	(33,639)

Increase (decrease) in net assets from contract transactions	(10,447,582)	7,599	(1,169,454)

Total increase (decrease) in net assets	(7,620,524)	14,528	(582,020)

Net assets as of December 31, 2025	$17,093,798	$54,684	$10,022,847

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equally-Weighted S&P 500	Invesco V.I. Equity and Income
Net assets as of December 31, 2023	$3,541,279	$631,834	$8,753,562

Investment income (loss):
Dividend distributions	—	21,926	114,608
Investment Expenses:
Mortality and expense risk and administrative charges	(31,601)	(4,342)	(58,149)

Net investment income (loss)	(31,601)	17,584	56,459

Increase (decrease) in net assets from operations:
Capital gain distributions	—	38,517	279,947
Realized capital gain (loss) on investments	(87,501)	8,241	66,401
Change in unrealized appreciation (depreciation)	913,550	49,623	401,843

Net gain (loss) on investments	826,049	96,381	748,191

Net increase (decrease) in net assets from operations	794,448	113,965	804,650

Contract owner transactions:
Variable annuity deposits	227,366	510,139	54,175
Terminations, withdrawals and annuity payments	(434,796)	(259,361)	(970,622)
Transfers between subaccounts, net	812,231	482,981	(1,456,226)
Maintenance charges and mortality adjustments	(10,227)	(877)	(33,730)

Increase (decrease) in net assets from contract transactions	594,574	732,882	(2,406,403)

Total increase (decrease) in net assets	1,389,022	846,847	(1,601,753)

Net assets as of December 31, 2024	$4,930,301	$1,478,681	$7,151,809

Investment income (loss):
Dividend distributions	—	17,100	131,573
Investment Expenses:
Mortality and expense risk and administrative charges	(30,746)	(3,840)	(53,171)

Net investment income (loss)	(30,746)	13,260	78,402

Increase (decrease) in net assets from operations:
Capital gain distributions	383,743	98,872	377,497
Realized capital gain (loss) on investments	(19,261)	3,616	64,051
Change in unrealized appreciation (depreciation)	(182,047)	1,735	258,242

Net gain (loss) on investments	182,435	104,223	699,790

Net increase (decrease) in net assets from operations	151,689	117,483	778,192

Contract owner transactions:
Variable annuity deposits	128,087	—	359,601
Terminations, withdrawals and annuity payments	(618,531)	(341,767)	(980,149)
Transfers between subaccounts, net	(851,141)	(10,133)	(257,477)
Maintenance charges and mortality adjustments	(8,216)	(593)	(30,289)

Increase (decrease) in net assets from contract transactions	(1,349,801)	(352,493)	(908,314)

Total increase (decrease) in net assets	(1,198,112)	(235,010)	(130,122)

Net assets as of December 31, 2025	$3,732,189	$1,243,671	$7,021,687

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. EVQ International Equity Fund	Invesco V.I. Global	Invesco V.I. Global Core Equity
Net assets as of December 31, 2023	$18,955,687	$4,414,271	$41,668

Investment income (loss):
Dividend distributions	246,350	—	407
Investment Expenses:
Mortality and expense risk and administrative charges	(166,840)	(35,735)	(117)

Net investment income (loss)	79,510	(35,735)	290

Increase (decrease) in net assets from operations:
Capital gain distributions	85,310	262,609	460
Realized capital gain (loss) on investments	192,240	26,499	16
Change in unrealized appreciation (depreciation)	(250,864)	387,718	6,079

Net gain (loss) on investments	26,686	676,826	6,555

Net increase (decrease) in net assets from operations	106,196	641,091	6,845

Contract owner transactions:
Variable annuity deposits	347,545	38,920	—
Terminations, withdrawals and annuity payments	(2,944,104)	(602,029)	—
Transfers between subaccounts, net	(1,170,798)	(100,824)	—
Maintenance charges and mortality adjustments	(68,894)	(8,614)	—

Increase (decrease) in net assets from contract transactions	(3,836,251)	(672,547)	—

Total increase (decrease) in net assets	(3,730,055)	(31,456)	6,845

Net assets as of December 31, 2024	$15,225,632	$4,382,815	$48,513

Investment income (loss):
Dividend distributions	187,781	—	396
Investment Expenses:
Mortality and expense risk and administrative charges	(142,154)	(29,918)	(88)

Net investment income (loss)	45,627	(29,918)	308

Increase (decrease) in net assets from operations:
Capital gain distributions	1,024,691	671,931	2,413
Realized capital gain (loss) on investments	127,288	51,644	2,783
Change in unrealized appreciation (depreciation)	1,027,443	(182,905)	(508)

Net gain (loss) on investments	2,179,422	540,670	4,688

Net increase (decrease) in net assets from operations	2,225,049	510,752	4,996

Contract owner transactions:
Variable annuity deposits	280,043	30,028	—
Terminations, withdrawals and annuity payments	(2,238,741)	(1,064,771)	(16,354)
Transfers between subaccounts, net	1,102,554	(189,195)	—
Maintenance charges and mortality adjustments	(57,024)	(8,413)	(27)

Increase (decrease) in net assets from contract transactions	(913,168)	(1,232,351)	(16,381)

Total increase (decrease) in net assets	1,311,881	(721,599)	(11,385)

Net assets as of December 31, 2025	$16,537,513	$3,661,216	$37,128

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Global Real Estate Series I	Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Strategic Income
Net assets as of December 31, 2023	$5,408,667	$132,500	$1,962

Investment income (loss):
Dividend distributions	149,503	2,721	613
Investment Expenses:
Mortality and expense risk and administrative charges	(40,832)	(293)	(391)

Net investment income (loss)	108,671	2,428	222

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(222,451)	(3,548)	(48)
Change in unrealized appreciation (depreciation)	(100,988)	(2,440)	1,484

Net gain (loss) on investments	(323,439)	(5,988)	1,436

Net increase (decrease) in net assets from operations	(214,768)	(3,560)	1,658

Contract owner transactions:
Variable annuity deposits	81,705	—	—
Terminations, withdrawals and annuity payments	(777,391)	(21,144)	(21,331)
Transfers between subaccounts, net	473,763	(7,450)	195,449
Maintenance charges and mortality adjustments	(21,017)	(268)	(79)

Increase (decrease) in net assets from contract transactions	(242,940)	(28,862)	174,039

Total increase (decrease) in net assets	(457,708)	(32,422)	175,697

Net assets as of December 31, 2024	$4,950,959	$100,078	$177,659

Investment income (loss):
Dividend distributions	92,318	1,638	26,404
Investment Expenses:
Mortality and expense risk and administrative charges	(37,912)	(234)	(1,746)

Net investment income (loss)	54,406	1,404	24,658

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(123,652)	(1,557)	(9,325)
Change in unrealized appreciation (depreciation)	388,980	6,678	(1,214)

Net gain (loss) on investments	265,328	5,121	(10,539)

Net increase (decrease) in net assets from operations	319,734	6,525	14,119

Contract owner transactions:
Variable annuity deposits	43,406	—	—
Terminations, withdrawals and annuity payments	(676,930)	(14,757)	(1,190)
Transfers between subaccounts, net	(99,747)	—	(188,460)
Maintenance charges and mortality adjustments	(18,770)	(234)	(120)

Increase (decrease) in net assets from contract transactions	(752,041)	(14,991)	(189,770)

Total increase (decrease) in net assets	(432,307)	(8,466)	(175,651)

Net assets as of December 31, 2025	$4,518,652	$91,612	$2,008

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. Growth and Income
Net assets as of December 31, 2023	$35,077,070	$9,458,362	$41,156

Investment income (loss):
Dividend distributions	1,795,340	227,827	535
Investment Expenses:
Mortality and expense risk and administrative charges	(310,387)	(75,012)	(296)

Net investment income (loss)	1,484,953	152,815	239

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,749
Realized capital gain (loss) on investments	—	(123,622)	104
Change in unrealized appreciation (depreciation)	—	(5,460)	2,876

Net gain (loss) on investments	—	(129,082)	5,729

Net increase (decrease) in net assets from operations	1,484,953	23,733	5,968

Contract owner transactions:
Variable annuity deposits	1,049,316	34,193	1,683
Terminations, withdrawals and annuity payments	(7,017,366)	(1,072,351)	(3,671)
Transfers between subaccounts, net	9,702,517	954,603	10
Maintenance charges and mortality adjustments	(121,420)	(50,306)	(87)

Increase (decrease) in net assets from contract transactions	3,613,047	(133,861)	(2,065)

Total increase (decrease) in net assets	5,098,000	(110,128)	3,903

Net assets as of December 31, 2024	$40,175,070	$9,348,234	$45,059

Investment income (loss):
Dividend distributions	1,497,717	239,160	559
Investment Expenses:
Mortality and expense risk and administrative charges	(320,567)	(81,708)	(318)

Net investment income (loss)	1,177,150	157,452	241

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,639
Realized capital gain (loss) on investments	—	(244,045)	619
Change in unrealized appreciation (depreciation)	—	654,721	1,757

Net gain (loss) on investments	—	410,676	6,015

Net increase (decrease) in net assets from operations	1,177,150	568,128	6,256

Contract owner transactions:
Variable annuity deposits	1,895,799	91,453	9,354
Terminations, withdrawals and annuity payments	(10,419,228)	(1,487,636)	(10,491)
Transfers between subaccounts, net	5,190,852	(183,861)	157
Maintenance charges and mortality adjustments	(151,415)	(45,991)	(92)

Increase (decrease) in net assets from contract transactions	(3,483,992)	(1,626,035)	(1,072)

Total increase (decrease) in net assets	(2,306,842)	(1,057,907)	5,184

Net assets as of December 31, 2025	$37,868,228	$8,290,327	$50,243

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Health Care Series I	Invesco V.I. Health Care Series II	Invesco V.I. International Growth Fund (b)
Net assets as of December 31, 2023	$5,606,825	$194,380	$365,521

Investment income (loss):
Dividend distributions	—	—	953
Investment Expenses:
Mortality and expense risk and administrative charges	(45,956)	(1,614)	(1,098)

Net investment income (loss)	(45,956)	(1,614)	(145)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	16,946
Realized capital gain (loss) on investments	86,865	9,944	(788)
Change in unrealized appreciation (depreciation)	161,819	1,370	(16,874)

Net gain (loss) on investments	248,684	11,314	(716)

Net increase (decrease) in net assets from operations	202,728	9,700	(861)

Contract owner transactions:
Variable annuity deposits	153,352	—	—
Terminations, withdrawals and annuity payments	(1,132,833)	(72,992)	(48,780)
Transfers between subaccounts, net	478,769	(35,331)	(57,930)
Maintenance charges and mortality adjustments	(24,458)	(57)	(534)

Increase (decrease) in net assets from contract transactions	(525,170)	(108,380)	(107,244)

Total increase (decrease) in net assets	(322,442)	(98,680)	(108,105)

Net assets as of December 31, 2024	$5,284,383	$95,700	$257,416

Investment income (loss):
Dividend distributions	—	—	182
Investment Expenses:
Mortality and expense risk and administrative charges	(48,851)	(1,583)	(1,051)

Net investment income (loss)	(48,851)	(1,583)	(869)

Increase (decrease) in net assets from operations:
Capital gain distributions	239,173	4,584	27,038
Realized capital gain (loss) on investments	54,523	275	(519)
Change in unrealized appreciation (depreciation)	530,988	13,858	13,863

Net gain (loss) on investments	824,684	18,717	40,382

Net increase (decrease) in net assets from operations	775,833	17,134	39,513

Contract owner transactions:
Variable annuity deposits	74,047	—	—
Terminations, withdrawals and annuity payments	(970,755)	(196)	(6,512)
Transfers between subaccounts, net	543,874	157,033	29,806
Maintenance charges and mortality adjustments	(25,410)	(76)	(492)

Increase (decrease) in net assets from contract transactions	(378,244)	156,761	22,802

Total increase (decrease) in net assets	397,589	173,895	62,315

Net assets as of December 31, 2025	$5,681,972	$269,595	$319,731

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. Small Cap Equity
Net assets as of December 31, 2023	$8,083,724	$12,009,376	$127,794

Investment income (loss):
Dividend distributions	10,815	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(71,584)	(120,260)	(199)

Net investment income (loss)	(60,769)	(120,260)	(199)

Increase (decrease) in net assets from operations:
Capital gain distributions	216,550	479,694	3,335
Realized capital gain (loss) on investments	(113,430)	492,025	6,404
Change in unrealized appreciation (depreciation)	1,045,008	600,336	4,374

Net gain (loss) on investments	1,148,128	1,572,055	14,113

Net increase (decrease) in net assets from operations	1,087,359	1,451,795	13,914

Contract owner transactions:
Variable annuity deposits	77,851	187,407	—
Terminations, withdrawals and annuity payments	(801,352)	(1,606,900)	(17,268)
Transfers between subaccounts, net	983,291	271,786	(70,965)
Maintenance charges and mortality adjustments	(29,763)	(55,320)	(147)

Increase (decrease) in net assets from contract transactions	230,027	(1,203,027)	(88,380)

Total increase (decrease) in net assets	1,317,386	248,768	(74,466)

Net assets as of December 31, 2024	$9,401,110	$12,258,144	$53,328

Investment income (loss):
Dividend distributions	8,639	23,469	—
Investment Expenses:
Mortality and expense risk and administrative charges	(81,583)	(97,765)	(1,422)

Net investment income (loss)	(72,944)	(74,296)	(1,422)

Increase (decrease) in net assets from operations:
Capital gain distributions	827,310	1,043,540	2,352
Realized capital gain (loss) on investments	51,388	429,586	43,455
Change in unrealized appreciation (depreciation)	(207,771)	(668,596)	297

Net gain (loss) on investments	670,927	804,530	46,104

Net increase (decrease) in net assets from operations	597,983	730,234	44,682

Contract owner transactions:
Variable annuity deposits	17,071	55,320	—
Terminations, withdrawals and annuity payments	(1,216,216)	(1,672,226)	(8,786)
Transfers between subaccounts, net	(827,616)	(949,236)	(39,998)
Maintenance charges and mortality adjustments	(35,786)	(43,384)	(224)

Increase (decrease) in net assets from contract transactions	(2,062,547)	(2,609,526)	(49,008)

Total increase (decrease) in net assets	(1,464,564)	(1,879,292)	(4,326)

Net assets as of December 31, 2025	$7,936,546	$10,378,852	$49,002

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco Value Opportunities	Janus Henderson Adaptive Risk Managed U.S. Equity	Janus Henderson Mid Cap Value
Net assets as of December 31, 2023	$2,532,275	$723,049	$66,912

Investment income (loss):
Dividend distributions	10,769	—	170
Investment Expenses:
Mortality and expense risk and administrative charges	(24,143)	(6,608)	(558)

Net investment income (loss)	(13,374)	(6,608)	(388)

Increase (decrease) in net assets from operations:
Capital gain distributions	189,329	18,894	3,869
Realized capital gain (loss) on investments	224,873	5,725	2,296
Change in unrealized appreciation (depreciation)	273,203	124,825	1,923

Net gain (loss) on investments	687,405	149,444	8,088

Net increase (decrease) in net assets from operations	674,031	142,836	7,700

Contract owner transactions:
Variable annuity deposits	35,753	16,238	1,435
Terminations, withdrawals and annuity payments	(424,544)	(134,999)	(29,256)
Transfers between subaccounts, net	(163,836)	(21,861)	(63)
Maintenance charges and mortality adjustments	(3,818)	(968)	(544)

Increase (decrease) in net assets from contract transactions	(556,445)	(141,590)	(28,428)

Total increase (decrease) in net assets	117,586	1,246	(20,728)

Net assets as of December 31, 2024	$2,649,861	$724,295	$46,184

Investment income (loss):
Dividend distributions	5,166	1,197	181
Investment Expenses:
Mortality and expense risk and administrative charges	(22,516)	(6,033)	(421)

Net investment income (loss)	(17,350)	(4,836)	(240)

Increase (decrease) in net assets from operations:
Capital gain distributions	249,708	58,043	3,924
Realized capital gain (loss) on investments	189,730	17,231	(22)
Change in unrealized appreciation (depreciation)	11,419	1,002	(1,179)

Net gain (loss) on investments	450,857	76,276	2,723

Net increase (decrease) in net assets from operations	433,507	71,440	2,483

Contract owner transactions:
Variable annuity deposits	22,098	12,993	1,378
Terminations, withdrawals and annuity payments	(429,919)	(94,492)	(991)
Transfers between subaccounts, net	11,778	(49,845)	26
Maintenance charges and mortality adjustments	(4,525)	(974)	(34)

Increase (decrease) in net assets from contract transactions	(400,568)	(132,318)	379

Total increase (decrease) in net assets	32,939	(60,878)	2,862

Net assets as of December 31, 2025	$2,682,800	$663,417	$49,046

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Janus Henderson Overseas	Janus Henderson VIT Enterprise	Janus Henderson VIT Mid Cap Value
Net assets as of December 31, 2023	$4,145,339	$27,370,977	$352,849

Investment income (loss):
Dividend distributions	47,885	182,475	2,679
Investment Expenses:
Mortality and expense risk and administrative charges	(39,215)	(250,857)	(2,836)

Net investment income (loss)	8,670	(68,382)	(157)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,283,314	17,781
Realized capital gain (loss) on investments	158,867	801,669	15,227
Change in unrealized appreciation (depreciation)	38,257	1,886,878	10,158

Net gain (loss) on investments	197,124	3,971,861	43,166

Net increase (decrease) in net assets from operations	205,794	3,903,479	43,009

Contract owner transactions:
Variable annuity deposits	82,969	650,163	—
Terminations, withdrawals and annuity payments	(459,225)	(4,456,641)	(39,394)
Transfers between subaccounts, net	(234,132)	866,084	(48,748)
Maintenance charges and mortality adjustments	(10,547)	(98,494)	(287)

Increase (decrease) in net assets from contract transactions	(620,935)	(3,038,888)	(88,429)

Total increase (decrease) in net assets	(415,141)	864,591	(45,420)

Net assets as of December 31, 2024	$3,730,198	$28,235,568	$307,429

Investment income (loss):
Dividend distributions	38,055	12,461	2,234
Investment Expenses:
Mortality and expense risk and administrative charges	(37,242)	(218,411)	(2,838)

Net investment income (loss)	813	(205,950)	(604)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,220,461	29,312
Realized capital gain (loss) on investments	234,723	717,229	2,368
Change in unrealized appreciation (depreciation)	704,400	(1,189,359)	(15,724)

Net gain (loss) on investments	939,123	1,748,331	15,956

Net increase (decrease) in net assets from operations	939,936	1,542,381	15,352

Contract owner transactions:
Variable annuity deposits	78,361	225,112	—
Terminations, withdrawals and annuity payments	(474,555)	(2,650,151)	(20,258)
Transfers between subaccounts, net	(254,494)	(3,504,839)	65,280
Maintenance charges and mortality adjustments	(10,090)	(86,439)	(144)

Increase (decrease) in net assets from contract transactions	(660,778)	(6,016,317)	44,878

Total increase (decrease) in net assets	279,158	(4,473,936)	60,230

Net assets as of December 31, 2025	$4,009,356	$23,761,632	$367,659

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Janus Henderson VIT Overseas	Janus Henderson VIT Research	Lord Abbett Series Bond-Debenture VC
Net assets as of December 31, 2023	$605,878	$14,040,052	$4,254,522

Investment income (loss):
Dividend distributions	8,730	—	263,861
Investment Expenses:
Mortality and expense risk and administrative charges	(2,585)	(141,010)	(36,124)

Net investment income (loss)	6,145	(141,010)	227,737

Increase (decrease) in net assets from operations:
Capital gain distributions	—	504,312	—
Realized capital gain (loss) on investments	2,645	955,749	(107,826)
Change in unrealized appreciation (depreciation)	23,583	3,345,722	148,608

Net gain (loss) on investments	26,228	4,805,783	40,782

Net increase (decrease) in net assets from operations	32,373	4,664,773	268,519

Contract owner transactions:
Variable annuity deposits	15,467	249,454	77,155
Terminations, withdrawals and annuity payments	(10,283)	(1,622,236)	(437,796)
Transfers between subaccounts, net	3,973	609,186	119,364
Maintenance charges and mortality adjustments	(259)	(46,412)	(10,416)

Increase (decrease) in net assets from contract transactions	8,898	(810,008)	(251,693)

Total increase (decrease) in net assets	41,271	3,854,765	16,826

Net assets as of December 31, 2024	$647,149	$17,894,817	$4,271,348

Investment income (loss):
Dividend distributions	18,090	—	282,211
Investment Expenses:
Mortality and expense risk and administrative charges	(6,186)	(143,441)	(32,578)

Net investment income (loss)	11,904	(143,441)	249,633

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,336,115	—
Realized capital gain (loss) on investments	137,402	1,574,002	(41,299)
Change in unrealized appreciation (depreciation)	205,220	(348,364)	99,785

Net gain (loss) on investments	342,622	2,561,753	58,486

Net increase (decrease) in net assets from operations	354,526	2,418,312	308,119

Contract owner transactions:
Variable annuity deposits	—	67,446	48,375
Terminations, withdrawals and annuity payments	(43,285)	(1,253,292)	(407,449)
Transfers between subaccounts, net	479,357	(2,654,438)	642,684
Maintenance charges and mortality adjustments	(429)	(49,998)	(8,297)

Increase (decrease) in net assets from contract transactions	435,643	(3,890,282)	275,313

Total increase (decrease) in net assets	790,169	(1,471,970)	583,432

Net assets as of December 31, 2025	$1,437,318	$16,422,847	$4,854,780

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Lord Abbett Series Developing Growth VC	Lord Abbett Series Dividend Growth VC	Lord Abbett Series Growth Opportunities VC
Net assets as of December 31, 2023	$1,234,902	$60,489	$2,804

Investment income (loss):
Dividend distributions	3,012	475	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,694)	(323)	(8)

Net investment income (loss)	(6,682)	152	(8)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,860	—
Realized capital gain (loss) on investments	(79,575)	187	44
Change in unrealized appreciation (depreciation)	309,034	9,785	769

Net gain (loss) on investments	229,459	14,832	813

Net increase (decrease) in net assets from operations	222,777	14,984	805

Contract owner transactions:
Variable annuity deposits	31,398	—	—
Terminations, withdrawals and annuity payments	(119,434)	(1,344)	(311)
Transfers between subaccounts, net	627,071	12,953	—
Maintenance charges and mortality adjustments	(3,423)	(68)	(6)

Increase (decrease) in net assets from contract transactions	535,612	11,541	(317)

Total increase (decrease) in net assets	758,389	26,525	488

Net assets as of December 31, 2024	$1,993,291	$87,014	$3,292

Investment income (loss):
Dividend distributions	2,766	2,599	—
Investment Expenses:
Mortality and expense risk and administrative charges	(11,170)	(912)	(8)

Net investment income (loss)	(8,404)	1,687	(8)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	34,389	521
Realized capital gain (loss) on investments	(130,808)	650	119
Change in unrealized appreciation (depreciation)	294,304	22,256	(240)

Net gain (loss) on investments	163,496	57,295	400

Net increase (decrease) in net assets from operations	155,092	58,982	392

Contract owner transactions:
Variable annuity deposits	8,813	311,664	—
Terminations, withdrawals and annuity payments	(162,760)	(1,716)	(403)
Transfers between subaccounts, net	(706,532)	7,431	—
Maintenance charges and mortality adjustments	(4,085)	(71)	(7)

Increase (decrease) in net assets from contract transactions	(864,564)	317,308	(410)

Total increase (decrease) in net assets	(709,472)	376,290	(18)

Net assets as of December 31, 2025	$1,283,819	$463,304	$3,274

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Lord Abbett Series Mid Cap Stock VC	Lord Abbett Series Total Return VC	LVIP American Century Disciplined Core Value
Net assets as of December 31, 2023	$68,459	$545,754	$186,819

Investment income (loss):
Dividend distributions	332	25,230	1,793
Investment Expenses:
Mortality and expense risk and administrative charges	(186)	(1,754)	(906)

Net investment income (loss)	146	23,476	887

Increase (decrease) in net assets from operations:
Capital gain distributions	7,466	—	—
Realized capital gain (loss) on investments	1,038	(7,783)	(6,910)
Change in unrealized appreciation (depreciation)	1,541	(5,139)	27,818

Net gain (loss) on investments	10,045	(12,922)	20,908

Net increase (decrease) in net assets from operations	10,191	10,554	21,795

Contract owner transactions:
Variable annuity deposits	—	28,808	—
Terminations, withdrawals and annuity payments	(919)	(822)	(5,501)
Transfers between subaccounts, net	(4,672)	(47,862)	(49,054)
Maintenance charges and mortality adjustments	(95)	(398)	(407)

Increase (decrease) in net assets from contract transactions	(5,686)	(20,274)	(54,962)

Total increase (decrease) in net assets	4,505	(9,720)	(33,167)

Net assets as of December 31, 2024	$72,964	$536,034	$153,652

Investment income (loss):
Dividend distributions	228	25,555	1,837
Investment Expenses:
Mortality and expense risk and administrative charges	(180)	(2,439)	(648)

Net investment income (loss)	48	23,116	1,189

Increase (decrease) in net assets from operations:
Capital gain distributions	5,732	—	—
Realized capital gain (loss) on investments	365	(4,549)	(4,800)
Change in unrealized appreciation (depreciation)	(1,289)	20,878	20,207

Net gain (loss) on investments	4,808	16,329	15,407

Net increase (decrease) in net assets from operations	4,856	39,445	16,596

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(6,218)	(18,147)	(5,695)
Transfers between subaccounts, net	—	(3,273)	(31,361)
Maintenance charges and mortality adjustments	(88)	(495)	(367)

Increase (decrease) in net assets from contract transactions	(6,306)	(21,915)	(37,423)

Total increase (decrease) in net assets	(1,450)	17,530	(20,827)

Net assets as of December 31, 2025	$71,514	$553,564	$132,825

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	LVIP American Century Inflation Protection	LVIP American Century International	LVIP American Century Mid Cap Value(d)
Net assets as of December 31, 2023	$872,055	$62,065	$4,492,608

Investment income (loss):
Dividend distributions	24,304	807	101,502
Investment Expenses:
Mortality and expense risk and administrative charges	(2,052)	(145)	(33,108)

Net investment income (loss)	22,252	662	68,394

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	206,518
Realized capital gain (loss) on investments	(33,255)	144	1,330
Change in unrealized appreciation (depreciation)	17,061	607	45,640

Net gain (loss) on investments	(16,194)	751	253,488

Net increase (decrease) in net assets from operations	6,058	1,413	321,882

Contract owner transactions:
Variable annuity deposits	63,035	—	40,687
Terminations, withdrawals and annuity payments	(60,488)	(12,085)	(489,279)
Transfers between subaccounts, net	(235,922)	—	(152,421)
Maintenance charges and mortality adjustments	(592)	(115)	(16,486)

Increase (decrease) in net assets from contract transactions	(233,967)	(12,200)	(617,499)

Total increase (decrease) in net assets	(227,909)	(10,787)	(295,617)

Net assets as of December 31, 2024	$644,146	$51,278	$4,196,991

Investment income (loss):
Dividend distributions	51,416	568	66,037
Investment Expenses:
Mortality and expense risk and administrative charges	(2,160)	(134)	(30,473)

Net investment income (loss)	49,256	434	35,564

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	330,622
Realized capital gain (loss) on investments	(1,700)	559	3,350
Change in unrealized appreciation (depreciation)	(8,081)	6,672	(60,737)

Net gain (loss) on investments	(9,781)	7,231	273,235

Net increase (decrease) in net assets from operations	39,475	7,665	308,799

Contract owner transactions:
Variable annuity deposits	55,449	—	29,467
Terminations, withdrawals and annuity payments	(14,418)	(5,747)	(362,169)
Transfers between subaccounts, net	(17,042)	—	(122,007)
Maintenance charges and mortality adjustments	(527)	(106)	(14,885)

Increase (decrease) in net assets from contract transactions	23,462	(5,853)	(469,594)

Total increase (decrease) in net assets	62,937	1,812	(160,795)

Net assets as of December 31, 2025	$707,083	$53,090	$4,036,196

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	LVIP American Century Ultra	LVIP American Century Value	LVIP JPMorgan Core Bond Fund
Net assets as of December 31, 2023	$21,354,934	$29,669,848	$4,111,574

Investment income (loss):
Dividend distributions	—	776,932	183,937
Investment Expenses:
Mortality and expense risk and administrative charges	(173,796)	(232,037)	(31,646)

Net investment income (loss)	(173,796)	544,895	152,291

Increase (decrease) in net assets from operations:
Capital gain distributions	1,881,352	1,656,465	—
Realized capital gain (loss) on investments	1,967,670	1,065,626	(30,858)
Change in unrealized appreciation (depreciation)	1,785,482	(842,561)	(100,815)

Net gain (loss) on investments	5,634,504	1,879,530	(131,673)

Net increase (decrease) in net assets from operations	5,460,708	2,424,425	20,618

Contract owner transactions:
Variable annuity deposits	402,415	301,055	344,894
Terminations, withdrawals and annuity payments	(4,497,078)	(4,098,828)	(313,476)
Transfers between subaccounts, net	(1,265,868)	(3,833,519)	270,976
Maintenance charges and mortality adjustments	(69,748)	(88,919)	(6,976)

Increase (decrease) in net assets from contract transactions	(5,430,279)	(7,720,211)	295,418

Total increase (decrease) in net assets	30,429	(5,295,786)	316,036

Net assets as of December 31, 2024	$21,385,363	$24,374,062	$4,427,610

Investment income (loss):
Dividend distributions	—	346,311	239,135
Investment Expenses:
Mortality and expense risk and administrative charges	(148,768)	(181,687)	(36,571)

Net investment income (loss)	(148,768)	164,624	202,564

Increase (decrease) in net assets from operations:
Capital gain distributions	1,619,071	1,817,212	—
Realized capital gain (loss) on investments	1,309,388	664,200	(58,348)
Change in unrealized appreciation (depreciation)	(885,460)	699,432	137,052

Net gain (loss) on investments	2,042,999	3,180,844	78,704

Net increase (decrease) in net assets from operations	1,894,231	3,345,468	281,268

Contract owner transactions:
Variable annuity deposits	303,143	298,150	1,124,496
Terminations, withdrawals and annuity payments	(2,978,759)	(2,849,158)	(667,465)
Transfers between subaccounts, net	(1,508,551)	(731,380)	1,940,845
Maintenance charges and mortality adjustments	(60,097)	(68,589)	(10,381)

Increase (decrease) in net assets from contract transactions	(4,244,264)	(3,350,977)	2,387,495

Total increase (decrease) in net assets	(2,350,033)	(5,509)	2,668,763

Net assets as of December 31, 2025	$19,035,330	$24,368,553	$7,096,373

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	LVIP JPMorgan Small Cap Core Fund	LVIP JPMorgan US Equity Fund	Macquarie Asset Strategy
Net assets as of December 31, 2023	$297,471	$326,277	$240,995

Investment income (loss):
Dividend distributions	3,361	1,312	4,902
Investment Expenses:
Mortality and expense risk and administrative charges	(1,583)	(3,366)	(2,244)

Net investment income (loss)	1,778	(2,054)	2,658

Increase (decrease) in net assets from operations:
Capital gain distributions	7,762	16,393	14,171
Realized capital gain (loss) on investments	(144)	3,912	(2,043)
Change in unrealized appreciation (depreciation)	34,694	54,981	14,905

Net gain (loss) on investments	42,312	75,286	27,033

Net increase (decrease) in net assets from operations	44,090	73,232	29,691

Contract owner transactions:
Variable annuity deposits	166,455	—	9,078
Terminations, withdrawals and annuity payments	(691)	(4,564)	(43,561)
Transfers between subaccounts, net	1	(9,129)	14,611
Maintenance charges and mortality adjustments	(176)	(140)	(324)

Increase (decrease) in net assets from contract transactions	165,589	(13,833)	(20,196)

Total increase (decrease) in net assets	209,679	59,399	9,495

Net assets as of December 31, 2024	$507,150	$385,676	$250,490

Investment income (loss):
Dividend distributions	2,251	1,259	3,780
Investment Expenses:
Mortality and expense risk and administrative charges	(1,792)	(3,770)	(2,797)

Net investment income (loss)	459	(2,511)	983

Increase (decrease) in net assets from operations:
Capital gain distributions	42,480	12,963	25,028
Realized capital gain (loss) on investments	(1,344)	2,205	(948)
Change in unrealized appreciation (depreciation)	6,986	39,699	17,369

Net gain (loss) on investments	48,122	54,867	41,449

Net increase (decrease) in net assets from operations	48,581	52,356	42,432

Contract owner transactions:
Variable annuity deposits	4,338	—	7,469
Terminations, withdrawals and annuity payments	(1,332)	(4,868)	(4,496)
Transfers between subaccounts, net	(5,333)	89,057	23,683
Maintenance charges and mortality adjustments	(140)	(160)	(546)

Increase (decrease) in net assets from contract transactions	(2,467)	84,029	26,110

Total increase (decrease) in net assets	46,114	136,385	68,542

Net assets as of December 31, 2025	$553,264	$522,061	$319,032

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT Emerging Markets Equity	MFS® VIT Global Tactical Allocation	MFS® VIT II MA Investors Growth Stock
Net assets as of December 31, 2023	$61,059	$4,172	$209,101

Investment income (loss):
Dividend distributions	1,285	23	303
Investment Expenses:
Mortality and expense risk and administrative charges	(701)	(53)	(578)

Net investment income (loss)	584	(30)	(275)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	23	21,098
Realized capital gain (loss) on investments	(1,260)	(118)	1,569
Change in unrealized appreciation (depreciation)	5,580	272	10,929

Net gain (loss) on investments	4,320	177	33,596

Net increase (decrease) in net assets from operations	4,904	147	33,321

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(6,032)	(944)	(10,093)
Transfers between subaccounts, net	44,808	—	9,194
Maintenance charges and mortality adjustments	(238)	(9)	(178)

Increase (decrease) in net assets from contract transactions	38,538	(953)	(1,077)

Total increase (decrease) in net assets	43,442	(806)	32,244

Net assets as of December 31, 2024	$104,501	$3,366	$241,345

Investment income (loss):
Dividend distributions	2,145	217	42
Investment Expenses:
Mortality and expense risk and administrative charges	(766)	(166)	(614)

Net investment income (loss)	1,379	51	(572)

Increase (decrease) in net assets from operations:
Capital gain distributions	820	188	36,233
Realized capital gain (loss) on investments	9,059	(3)	1,196
Change in unrealized appreciation (depreciation)	22,120	1,232	(14,834)

Net gain (loss) on investments	31,999	1,417	22,595

Net increase (decrease) in net assets from operations	33,378	1,468	22,023

Contract owner transactions:
Variable annuity deposits	—	69,090	—
Terminations, withdrawals and annuity payments	(12,772)	(1,005)	(10,188)
Transfers between subaccounts, net	(5,160)	2	3,430
Maintenance charges and mortality adjustments	(225)	(19)	(179)

Increase (decrease) in net assets from contract transactions	(18,157)	68,068	(6,937)

Total increase (decrease) in net assets	15,221	69,536	15,086

Net assets as of December 31, 2025	$119,722	$72,902	$256,431

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT II Research International	MFS® VIT International Intrinsic Value	MFS® VIT Investors Trust
Net assets as of December 31, 2023	$8,306,537	$1,396,860	$135,527

Investment income (loss):
Dividend distributions	127,750	16,015	699
Investment Expenses:
Mortality and expense risk and administrative charges	(79,434)	(15,511)	(1,330)

Net investment income (loss)	48,316	504	(631)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	62,329	10,908
Realized capital gain (loss) on investments	132,351	25,092	572
Change in unrealized appreciation (depreciation)	(9,558)	(5,036)	13,558

Net gain (loss) on investments	122,793	82,385	25,038

Net increase (decrease) in net assets from operations	171,109	82,889	24,407

Contract owner transactions:
Variable annuity deposits	481,058	19,499	—
Terminations, withdrawals and annuity payments	(892,310)	(123,042)	(5,986)
Transfers between subaccounts, net	160,421	(73,743)	—
Maintenance charges and mortality adjustments	(25,032)	(1,991)	(157)

Increase (decrease) in net assets from contract transactions	(275,863)	(179,277)	(6,143)

Total increase (decrease) in net assets	(104,754)	(96,388)	18,264

Net assets as of December 31, 2024	$8,201,783	$1,300,472	$153,791

Investment income (loss):
Dividend distributions	114,666	20,733	701
Investment Expenses:
Mortality and expense risk and administrative charges	(75,036)	(16,936)	(1,314)

Net investment income (loss)	39,630	3,797	(613)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	88,671	49,572
Realized capital gain (loss) on investments	401,050	28,898	1,953
Change in unrealized appreciation (depreciation)	1,151,269	283,802	(38,911)

Net gain (loss) on investments	1,552,319	401,371	12,614

Net increase (decrease) in net assets from operations	1,591,949	405,168	12,001

Contract owner transactions:
Variable annuity deposits	88,454	22,897	—
Terminations, withdrawals and annuity payments	(884,455)	(50,395)	(45,589)
Transfers between subaccounts, net	(1,050,886)	63,310	1,226
Maintenance charges and mortality adjustments	(24,358)	(2,063)	(143)

Increase (decrease) in net assets from contract transactions	(1,871,245)	33,749	(44,506)

Total increase (decrease) in net assets	(279,296)	438,917	(32,505)

Net assets as of December 31, 2025	$7,922,487	$1,739,389	$121,286

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT New Discovery	MFS® VIT Research	MFS® VIT Total Return
Net assets as of December 31, 2023	$252,181	$44,049	$14,479,191

Investment income (loss):
Dividend distributions	—	182	331,242
Investment Expenses:
Mortality and expense risk and administrative charges	(979)	(120)	(109,895)

Net investment income (loss)	(979)	62	221,347

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,839	710,509
Realized capital gain (loss) on investments	(30,164)	277	68,553
Change in unrealized appreciation (depreciation)	44,229	4,690	(60,787)

Net gain (loss) on investments	14,065	7,806	718,275

Net increase (decrease) in net assets from operations	13,086	7,868	939,622

Contract owner transactions:
Variable annuity deposits	—	—	178,400
Terminations, withdrawals and annuity payments	(36,291)	(2,266)	(1,393,431)
Transfers between subaccounts, net	(28,823)	—	(45,197)
Maintenance charges and mortality adjustments	(569)	(95)	(77,146)

Increase (decrease) in net assets from contract transactions	(65,683)	(2,361)	(1,337,374)

Total increase (decrease) in net assets	(52,597)	5,507	(397,752)

Net assets as of December 31, 2024	$199,584	$49,556	$14,081,439

Investment income (loss):
Dividend distributions	—	78	340,526
Investment Expenses:
Mortality and expense risk and administrative charges	(796)	(126)	(103,522)

Net investment income (loss)	(796)	(48)	237,004

Increase (decrease) in net assets from operations:
Capital gain distributions	—	12,157	1,001,847
Realized capital gain (loss) on investments	(13,854)	230	60,004
Change in unrealized appreciation (depreciation)	35,857	(6,467)	5,658

Net gain (loss) on investments	22,003	5,920	1,067,509

Net increase (decrease) in net assets from operations	21,207	5,872	1,304,513

Contract owner transactions:
Variable annuity deposits	—	—	56,208
Terminations, withdrawals and annuity payments	(20,833)	(2,467)	(1,851,482)
Transfers between subaccounts, net	(28,258)	—	(166,573)
Maintenance charges and mortality adjustments	(475)	(101)	(73,413)

Increase (decrease) in net assets from contract transactions	(49,566)	(2,568)	(2,035,260)

Total increase (decrease) in net assets	(28,359)	3,304	(730,747)

Net assets as of December 31, 2025	$171,225	$52,860	$13,350,692

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT Total Return Bond	MFS® VIT Utilities	Morgan Stanley VIF Emerging Markets Debt
Net assets as of December 31, 2023	$308,489	$12,071,867	$127,180

Investment income (loss):
Dividend distributions	11,875	241,688	42,666
Investment Expenses:
Mortality and expense risk and administrative charges	(1,305)	(90,312)	(3,649)

Net investment income (loss)	10,570	151,376	39,017

Increase (decrease) in net assets from operations:
Capital gain distributions	—	336,503	—
Realized capital gain (loss) on investments	(3,264)	154,198	310
Change in unrealized appreciation (depreciation)	(2,508)	511,260	3,318

Net gain (loss) on investments	(5,772)	1,001,961	3,628

Net increase (decrease) in net assets from operations	4,798	1,153,337	42,645

Contract owner transactions:
Variable annuity deposits	21,917	143,270	5,214
Terminations, withdrawals and annuity payments	(23,218)	(1,718,022)	(7,364)
Transfers between subaccounts, net	(56)	667,209	217,091
Maintenance charges and mortality adjustments	(367)	(45,613)	(316)

Increase (decrease) in net assets from contract transactions	(1,724)	(953,156)	214,625

Total increase (decrease) in net assets	3,074	200,181	257,270

Net assets as of December 31, 2024	$311,563	$12,272,048	$384,450

Investment income (loss):
Dividend distributions	24,825	318,471	23,062
Investment Expenses:
Mortality and expense risk and administrative charges	(1,809)	(90,052)	(1,186)

Net investment income (loss)	23,016	228,419	21,876

Increase (decrease) in net assets from operations:
Capital gain distributions	—	158,823	—
Realized capital gain (loss) on investments	(4,361)	296,727	112
Change in unrealized appreciation (depreciation)	16,972	881,496	(1,643)

Net gain (loss) on investments	12,611	1,337,046	(1,531)

Net increase (decrease) in net assets from operations	35,627	1,565,465	20,345

Contract owner transactions:
Variable annuity deposits	25,977	233,333	—
Terminations, withdrawals and annuity payments	(27,593)	(1,223,613)	(6,640)
Transfers between subaccounts, net	276,114	(986,493)	(226,978)
Maintenance charges and mortality adjustments	(387)	(41,976)	(99)

Increase (decrease) in net assets from contract transactions	274,111	(2,018,749)	(233,717)

Total increase (decrease) in net assets	309,738	(453,284)	(213,372)

Net assets as of December 31, 2025	$621,301	$11,818,764	$171,078

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Morgan Stanley VIF Emerging Markets Equity	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio
Net assets as of December 31, 2023	$3,795,454	$1,591,833	$6,939,253

Investment income (loss):
Dividend distributions	52,462	25,972	183,205
Investment Expenses:
Mortality and expense risk and administrative charges	(30,422)	(14,345)	(50,093)

Net investment income (loss)	22,040	11,627	133,112

Increase (decrease) in net assets from operations:
Capital gain distributions	—	30,081	98,207
Realized capital gain (loss) on investments	(43,543)	10,149	32,055
Change in unrealized appreciation (depreciation)	298,551	184,324	567,961

Net gain (loss) on investments	255,008	224,554	698,223

Net increase (decrease) in net assets from operations	277,048	236,181	831,335

Contract owner transactions:
Variable annuity deposits	107,924	193,637	308,002
Terminations, withdrawals and annuity payments	(545,097)	(182,202)	(321,935)
Transfers between subaccounts, net	(170,601)	203,287	2,750,694
Maintenance charges and mortality adjustments	(11,574)	(6,306)	(11,418)

Increase (decrease) in net assets from contract transactions	(619,348)	208,416	2,725,343

Total increase (decrease) in net assets	(342,300)	444,597	3,556,678

Net assets as of December 31, 2024	$3,453,154	$2,036,430	$10,495,931

Investment income (loss):
Dividend distributions	12,758	22,182	232,296
Investment Expenses:
Mortality and expense risk and administrative charges	(28,112)	(15,647)	(57,136)

Net investment income (loss)	(15,354)	6,535	175,160

Increase (decrease) in net assets from operations:
Capital gain distributions	120,917	140,685	1,313,590
Realized capital gain (loss) on investments	35,682	72,745	133,653
Change in unrealized appreciation (depreciation)	870,798	151,261	(43,176)

Net gain (loss) on investments	1,027,397	364,691	1,404,067

Net increase (decrease) in net assets from operations	1,012,043	371,226	1,579,227

Contract owner transactions:
Variable annuity deposits	35,220	15,765	1,384,120
Terminations, withdrawals and annuity payments	(561,913)	(38,641)	(791,990)
Transfers between subaccounts, net	256,097	(256,842)	249,345
Maintenance charges and mortality adjustments	(10,656)	(4,614)	(9,213)

Increase (decrease) in net assets from contract transactions	(281,252)	(284,332)	832,262

Total increase (decrease) in net assets	730,791	86,894	2,411,489

Net assets as of December 31, 2025	$4,183,945	$2,123,324	$12,907,420

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2023	$2,325,240	$8,023,349	$1,386,927

Investment income (loss):
Dividend distributions	56,465	88,934	33,693
Investment Expenses:
Mortality and expense risk and administrative charges	(14,529)	(59,913)	(7,767)

Net investment income (loss)	41,936	29,021	25,926

Increase (decrease) in net assets from operations:
Capital gain distributions	—	122,382	9,770
Realized capital gain (loss) on investments	(25,102)	343,878	(96)
Change in unrealized appreciation (depreciation)	85,397	469,863	58,803

Net gain (loss) on investments	60,295	936,123	68,477

Net increase (decrease) in net assets from operations	102,231	965,144	94,403

Contract owner transactions:
Variable annuity deposits	4,025	8,007	271,594
Terminations, withdrawals and annuity payments	(200,051)	(396,681)	(231,213)
Transfers between subaccounts, net	237,056	(2,494,458)	(126,227)
Maintenance charges and mortality adjustments	(5,753)	(12,981)	(3,744)

Increase (decrease) in net assets from contract transactions	35,277	(2,896,113)	(89,590)

Total increase (decrease) in net assets	137,508	(1,930,969)	4,813

Net assets as of December 31, 2024	$2,462,748	$6,092,380	$1,391,740

Investment income (loss):
Dividend distributions	64,833	97,706	39,086
Investment Expenses:
Mortality and expense risk and administrative charges	(16,183)	(47,656)	(5,934)

Net investment income (loss)	48,650	50,050	33,152

Increase (decrease) in net assets from operations:
Capital gain distributions	—	490,632	137,304
Realized capital gain (loss) on investments	7,941	43,991	9,840
Change in unrealized appreciation (depreciation)	151,705	434,254	(13,394)

Net gain (loss) on investments	159,646	968,877	133,750

Net increase (decrease) in net assets from operations	208,296	1,018,927	166,902

Contract owner transactions:
Variable annuity deposits	2,120	16,790	607,005
Terminations, withdrawals and annuity payments	(398,080)	(224,557)	(143,144)
Transfers between subaccounts, net	205,793	224,834	(114,675)
Maintenance charges and mortality adjustments	(7,972)	(12,683)	(1,634)

Increase (decrease) in net assets from contract transactions	(198,139)	4,384	347,552

Total increase (decrease) in net assets	10,157	1,023,311	514,454

Net assets as of December 31, 2025	$2,472,905	$7,115,691	$1,906,194

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA All Cap Value Series	NAA Large Cap Value	NAA Large Cap Value Series
Net assets as of December 31, 2023	$17,297,663	$1,375,631	$19,538,923

Investment income (loss):
Dividend distributions	271,748	18,867	346,708
Investment Expenses:
Mortality and expense risk and administrative charges	(135,802)	(13,043)	(186,916)

Net investment income (loss)	135,946	5,824	159,792

Increase (decrease) in net assets from operations:
Capital gain distributions	861,237	145,946	1,427,832
Realized capital gain (loss) on investments	490,423	9,500	426,124
Change in unrealized appreciation (depreciation)	100,433	(122)	361,704

Net gain (loss) on investments	1,452,093	155,324	2,215,660

Net increase (decrease) in net assets from operations	1,588,039	161,148	2,375,452

Contract owner transactions:
Variable annuity deposits	92,160	17,575	106,911
Terminations, withdrawals and annuity payments	(2,790,799)	(106,162)	(2,526,859)
Transfers between subaccounts, net	(718,976)	(19,468)	704,602
Maintenance charges and mortality adjustments	(63,241)	(2,249)	(86,065)

Increase (decrease) in net assets from contract transactions	(3,480,856)	(110,304)	(1,801,411)

Total increase (decrease) in net assets	(1,892,817)	50,844	574,041

Net assets as of December 31, 2024	$15,404,846	$1,426,475	$20,112,964

Investment income (loss):
Dividend distributions	199,266	9,683	276,302
Investment Expenses:
Mortality and expense risk and administrative charges	(113,166)	(12,893)	(158,377)

Net investment income (loss)	86,100	(3,210)	117,925

Increase (decrease) in net assets from operations:
Capital gain distributions	2,925,474	168,039	3,210,876
Realized capital gain (loss) on investments	345,703	17,785	433,151
Change in unrealized appreciation (depreciation)	(1,778,981)	(9,356)	(1,619,066)

Net gain (loss) on investments	1,492,196	176,468	2,024,961

Net increase (decrease) in net assets from operations	1,578,296	173,258	2,142,886

Contract owner transactions:
Variable annuity deposits	88,864	25,248	487,116
Terminations, withdrawals and annuity payments	(2,528,577)	(236,291)	(2,544,367)
Transfers between subaccounts, net	(463,328)	7,978	(2,663,300)
Maintenance charges and mortality adjustments	(56,892)	(3,338)	(71,834)

Increase (decrease) in net assets from contract transactions	(2,959,933)	(206,403)	(4,792,385)

Total increase (decrease) in net assets	(1,381,637)	(33,145)	(2,649,499)

Net assets as of December 31, 2025	$14,023,209	$1,393,330	$17,463,465

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Large Core	NAA Large Core Series	NAA Large Growth Series
Net assets as of December 31, 2023	$1,435,042	$13,284,273	$10,561,352

Investment income (loss):
Dividend distributions	40,582	472,489	293,409
Investment Expenses:
Mortality and expense risk and administrative charges	(14,977)	(118,677)	(86,747)

Net investment income (loss)	25,605	353,812	206,662

Increase (decrease) in net assets from operations:
Capital gain distributions	253,587	—	—
Realized capital gain (loss) on investments	47,866	465,637	439,565
Change in unrealized appreciation (depreciation)	23,462	2,546,251	2,390,213

Net gain (loss) on investments	324,915	3,011,888	2,829,778

Net increase (decrease) in net assets from operations	350,520	3,365,700	3,036,440

Contract owner transactions:
Variable annuity deposits	20,449	426,969	115,965
Terminations, withdrawals and annuity payments	(196,638)	(2,260,539)	(950,327)
Transfers between subaccounts, net	(47,778)	1,686,968	(453,800)
Maintenance charges and mortality adjustments	(3,898)	(44,197)	(42,019)

Increase (decrease) in net assets from contract transactions	(227,865)	(190,799)	(1,330,181)

Total increase (decrease) in net assets	122,655	3,174,901	1,706,259

Net assets as of December 31, 2024	$1,557,697	$16,459,174	$12,267,611

Investment income (loss):
Dividend distributions	1,813	406,557	264,953
Investment Expenses:
Mortality and expense risk and administrative charges	(13,062)	(116,939)	(88,130)

Net investment income (loss)	(11,249)	289,618	176,823

Increase (decrease) in net assets from operations:
Capital gain distributions	32,483	2,688,889	2,224,898
Realized capital gain (loss) on investments	20,848	858,071	808,349
Change in unrealized appreciation (depreciation)	140,046	(1,707,078)	(1,596,183)

Net gain (loss) on investments	193,377	1,839,882	1,437,064

Net increase (decrease) in net assets from operations	182,128	2,129,500	1,613,887

Contract owner transactions:
Variable annuity deposits	25,481	155,706	43,626
Terminations, withdrawals and annuity payments	(163,352)	(2,779,470)	(917,143)
Transfers between subaccounts, net	(404,131)	888,791	(1,502,868)
Maintenance charges and mortality adjustments	(2,262)	(50,554)	(38,613)

Increase (decrease) in net assets from contract transactions	(544,264)	(1,785,527)	(2,414,998)

Total increase (decrease) in net assets	(362,136)	343,973	(801,111)

Net assets as of December 31, 2025	$1,195,561	$16,803,147	$11,466,500

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Mid Growth	NAA Mid Growth Series	NAA Opportunity
Net assets as of December 31, 2023	$1,664,035	$10,212,163	$94,331

Investment income (loss):
Dividend distributions	45,722	277,153	1,005
Investment Expenses:
Mortality and expense risk and administrative charges	(16,552)	(79,964)	(907)

Net investment income (loss)	29,170	197,189	98

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(9,936)	166,302	3,537
Change in unrealized appreciation (depreciation)	252,383	1,130,297	5,436

Net gain (loss) on investments	242,447	1,296,599	8,973

Net increase (decrease) in net assets from operations	271,617	1,493,788	9,071

Contract owner transactions:
Variable annuity deposits	19,485	66,339	840
Terminations, withdrawals and annuity payments	(196,644)	(1,955,576)	(8,214)
Transfers between subaccounts, net	40,238	(338,779)	(1)
Maintenance charges and mortality adjustments	(4,244)	(39,102)	(398)

Increase (decrease) in net assets from contract transactions	(141,165)	(2,267,118)	(7,773)

Total increase (decrease) in net assets	130,452	(773,330)	1,298

Net assets as of December 31, 2024	$1,794,487	$9,438,833	$95,629

Investment income (loss):
Dividend distributions	—	211,652	562
Investment Expenses:
Mortality and expense risk and administrative charges	(15,152)	(67,680)	(789)

Net investment income (loss)	(15,152)	143,972	(227)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	326,251	—
Realized capital gain (loss) on investments	2,869	265,906	5,344
Change in unrealized appreciation (depreciation)	27,598	(604,858)	(7,772)

Net gain (loss) on investments	30,467	(12,701)	(2,428)

Net increase (decrease) in net assets from operations	15,315	131,271	(2,655)

Contract owner transactions:
Variable annuity deposits	15,710	93,951	840
Terminations, withdrawals and annuity payments	(226,785)	(1,391,488)	(14,066)
Transfers between subaccounts, net	(22,666)	(951,110)	(228)
Maintenance charges and mortality adjustments	(4,017)	(31,408)	(351)

Increase (decrease) in net assets from contract transactions	(237,758)	(2,280,055)	(13,805)

Total increase (decrease) in net assets	(222,443)	(2,148,784)	(16,460)

Net assets as of December 31, 2025	$1,572,044	$7,290,049	$79,169

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Small Cap Value Series	NAA Small Growth Series	NAA SMid Cap Value
Net assets as of December 31, 2023	$19,120,993	$3,196,848	$11,223,140

Investment income (loss):
Dividend distributions	181,258	92,975	62,952
Investment Expenses:
Mortality and expense risk and administrative charges	(139,241)	(24,912)	(102,361)

Net investment income (loss)	42,017	68,063	(39,409)

Increase (decrease) in net assets from operations:
Capital gain distributions	668,193	—	994,997
Realized capital gain (loss) on investments	739,164	(1,921)	210,498
Change in unrealized appreciation (depreciation)	(239,422)	277,845	(327,378)

Net gain (loss) on investments	1,167,935	275,924	878,117

Net increase (decrease) in net assets from operations	1,209,952	343,987	838,708

Contract owner transactions:
Variable annuity deposits	166,897	51,761	97,942
Terminations, withdrawals and annuity payments	(2,734,503)	(649,974)	(1,300,612)
Transfers between subaccounts, net	(3,678,556)	20,432	(140,524)
Maintenance charges and mortality adjustments	(65,025)	(11,468)	(22,569)

Increase (decrease) in net assets from contract transactions	(6,311,187)	(589,249)	(1,365,763)

Total increase (decrease) in net assets	(5,101,235)	(245,262)	(527,055)

Net assets as of December 31, 2024	$14,019,758	$2,951,586	$10,696,085

Investment income (loss):
Dividend distributions	137,900	73,494	57,203
Investment Expenses:
Mortality and expense risk and administrative charges	(108,163)	(22,506)	(92,971)

Net investment income (loss)	29,737	50,988	(35,768)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,580,582	—	1,211,083
Realized capital gain (loss) on investments	72,787	27,577	116,898
Change in unrealized appreciation (depreciation)	(2,383,883)	73,045	(682,322)

Net gain (loss) on investments	269,486	100,622	645,659

Net increase (decrease) in net assets from operations	299,223	151,610	609,891

Contract owner transactions:
Variable annuity deposits	55,236	2,839	108,273
Terminations, withdrawals and annuity payments	(1,944,903)	(296,401)	(1,326,171)
Transfers between subaccounts, net	1,755,441	(113,602)	32,140
Maintenance charges and mortality adjustments	(47,281)	(9,270)	(23,202)

Increase (decrease) in net assets from contract transactions	(181,507)	(416,434)	(1,208,960)

Total increase (decrease) in net assets	117,716	(264,824)	(599,069)

Net assets as of December 31, 2025	$14,137,474	$2,686,762	$10,097,016

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Smid-Cap Value Series	NAA World Equity Income	NAA World Equity Income Series
Net assets as of December 31, 2023	$32,831,307	$4,907,542	$11,783,762

Investment income (loss):
Dividend distributions	405,044	113,817	322,010
Investment Expenses:
Mortality and expense risk and administrative charges	(265,821)	(46,115)	(100,633)

Net investment income (loss)	139,223	67,702	221,377

Increase (decrease) in net assets from operations:
Capital gain distributions	825,772	212,110	—
Realized capital gain (loss) on investments	1,686,421	79,386	470,771
Change in unrealized appreciation (depreciation)	61,483	129,147	641,464

Net gain (loss) on investments	2,573,676	420,643	1,112,235

Net increase (decrease) in net assets from operations	2,712,899	488,345	1,333,612

Contract owner transactions:
Variable annuity deposits	312,847	87,954	131,278
Terminations, withdrawals and annuity payments	(4,024,768)	(545,985)	(1,360,423)
Transfers between subaccounts, net	(3,968,845)	41,722	(8,955)
Maintenance charges and mortality adjustments	(133,632)	(10,076)	(54,157)

Increase (decrease) in net assets from contract transactions	(7,814,398)	(426,385)	(1,292,257)

Total increase (decrease) in net assets	(5,101,499)	61,960	41,355

Net assets as of December 31, 2024	$27,729,808	$4,969,502	$11,825,117

Investment income (loss):
Dividend distributions	277,619	87,818	213,816
Investment Expenses:
Mortality and expense risk and administrative charges	(208,790)	(44,676)	(95,567)

Net investment income (loss)	68,829	43,142	118,249

Increase (decrease) in net assets from operations:
Capital gain distributions	6,003,688	564,619	1,790,989
Realized capital gain (loss) on investments	526,095	156,826	841,202
Change in unrealized appreciation (depreciation)	(5,051,556)	171,565	(423,677)

Net gain (loss) on investments	1,478,227	893,010	2,208,514

Net increase (decrease) in net assets from operations	1,547,056	936,152	2,326,763

Contract owner transactions:
Variable annuity deposits	152,459	85,616	181,680
Terminations, withdrawals and annuity payments	(3,604,083)	(629,362)	(1,979,815)
Transfers between subaccounts, net	(1,372,663)	(417,246)	(608,102)
Maintenance charges and mortality adjustments	(105,143)	(10,350)	(48,965)

Increase (decrease) in net assets from contract transactions	(4,929,430)	(971,342)	(2,455,202)

Total increase (decrease) in net assets	(3,382,374)	(35,190)	(128,439)

Net assets as of December 31, 2025	$24,347,434	$4,934,312	$11,696,678

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Neuberger Berman AMT Quality Equity Portfolio Class I	Neuberger Berman AMT Quality Equity Portfolio Class S(b)	Neuberger Berman Core Bond
Net assets as of December 31, 2023	$3,456,160	$5,580,656	$2,419,027

Investment income (loss):
Dividend distributions	7,343	—	112,326
Investment Expenses:
Mortality and expense risk and administrative charges	(49,463)	(47,251)	(25,330)

Net investment income (loss)	(42,120)	(47,251)	86,996

Increase (decrease) in net assets from operations:
Capital gain distributions	158,199	305,658	—
Realized capital gain (loss) on investments	292,329	329,503	(46,104)
Change in unrealized appreciation (depreciation)	343,584	725,329	(13,847)

Net gain (loss) on investments	794,112	1,360,490	(59,951)

Net increase (decrease) in net assets from operations	751,992	1,313,239	27,045

Contract owner transactions:
Variable annuity deposits	37,169	42,537	38,663
Terminations, withdrawals and annuity payments	(449,360)	(703,311)	(313,927)
Transfers between subaccounts, net	(362,262)	1,095,067	483,812
Maintenance charges and mortality adjustments	(16,919)	(20,692)	(7,764)

Increase (decrease) in net assets from contract transactions	(791,372)	413,601	200,784

Total increase (decrease) in net assets	(39,380)	1,726,840	227,829

Net assets as of December 31, 2024	$3,416,780	$7,307,496	$2,646,856

Investment income (loss):
Dividend distributions	—	—	111,661
Investment Expenses:
Mortality and expense risk and administrative charges	(46,092)	(53,981)	(24,977)

Net investment income (loss)	(46,092)	(53,981)	86,684

Increase (decrease) in net assets from operations:
Capital gain distributions	188,256	377,230	—
Realized capital gain (loss) on investments	315,462	742,808	(64,386)
Change in unrealized appreciation (depreciation)	(72,218)	(214,787)	118,971

Net gain (loss) on investments	431,500	905,251	54,585

Net increase (decrease) in net assets from operations	385,408	851,270	141,269

Contract owner transactions:
Variable annuity deposits	23,229	90,193	31,998
Terminations, withdrawals and annuity payments	(674,915)	(907,209)	(455,766)
Transfers between subaccounts, net	105,582	(721,119)	384,537
Maintenance charges and mortality adjustments	(15,603)	(21,238)	(9,774)

Increase (decrease) in net assets from contract transactions	(561,707)	(1,559,373)	(49,005)

Total increase (decrease) in net assets	(176,299)	(708,103)	92,264

Net assets as of December 31, 2025	$3,240,481	$6,599,393	$2,739,120

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Neuberger Large Cap Value Fund(b)	Neuberger Quality Equity Fund(b)	Nomura VIP Asset Strategy Series(b)
Net assets as of December 31, 2023	$835,703	$1,468,628	$1,237,210

Investment income (loss):
Dividend distributions	11,499	—	22,937
Investment Expenses:
Mortality and expense risk and administrative charges	(7,481)	(14,468)	(9,406)

Net investment income (loss)	4,018	(14,468)	13,531

Increase (decrease) in net assets from operations:
Capital gain distributions	—	90,950	46,065
Realized capital gain (loss) on investments	69,258	52,199	(2,066)
Change in unrealized appreciation (depreciation)	11,764	237,642	75,828

Net gain (loss) on investments	81,022	380,791	119,827

Net increase (decrease) in net assets from operations	85,040	366,323	133,358

Contract owner transactions:
Variable annuity deposits	13,910	58,916	16,130
Terminations, withdrawals and annuity payments	(257,549)	(134,256)	(143,190)
Transfers between subaccounts, net	(12,163)	(124,159)	(72,320)
Maintenance charges and mortality adjustments	(1,303)	(5,147)	(3,213)

Increase (decrease) in net assets from contract transactions	(257,105)	(204,646)	(202,593)

Total increase (decrease) in net assets	(172,065)	161,677	(69,235)

Net assets as of December 31, 2024	$663,638	$1,630,305	$1,167,975

Investment income (loss):
Dividend distributions	6,888	—	16,365
Investment Expenses:
Mortality and expense risk and administrative charges	(5,837)	(14,822)	(9,084)

Net investment income (loss)	1,051	(14,822)	7,281

Increase (decrease) in net assets from operations:
Capital gain distributions	27,821	37,804	83,718
Realized capital gain (loss) on investments	40,455	88,334	6,726
Change in unrealized appreciation (depreciation)	41,354	133,894	78,107

Net gain (loss) on investments	109,630	260,032	168,551

Net increase (decrease) in net assets from operations	110,681	245,210	175,832

Contract owner transactions:
Variable annuity deposits	9,433	33,039	14,767
Terminations, withdrawals and annuity payments	(114,055)	(115,890)	(107,424)
Transfers between subaccounts, net	(55,989)	(150,160)	100,058
Maintenance charges and mortality adjustments	(1,005)	(4,916)	(3,130)

Increase (decrease) in net assets from contract transactions	(161,616)	(237,927)	4,271

Total increase (decrease) in net assets	(50,935)	7,283	180,103

Net assets as of December 31, 2025	$612,703	$1,637,588	$1,348,078

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Balanced Series(b)	Nomura VIP Core Equity Series(b)	Nomura VIP Energy Series(b)
Net assets as of December 31, 2023	$117,064	$214,639	$110,623

Investment income (loss):
Dividend distributions	1,663	795	3,768
Investment Expenses:
Mortality and expense risk and administrative charges	(315)	(588)	(482)

Net investment income (loss)	1,348	207	3,286

Increase (decrease) in net assets from operations:
Capital gain distributions	—	23,329	—
Realized capital gain (loss) on investments	(1,014)	1,693	5,883
Change in unrealized appreciation (depreciation)	17,355	26,695	(10,377)

Net gain (loss) on investments	16,341	51,717	(4,494)

Net increase (decrease) in net assets from operations	17,689	51,924	(1,208)

Contract owner transactions:
Variable annuity deposits	—	2,211	15,280
Terminations, withdrawals and annuity payments	(8,915)	(7,349)	(4,914)
Transfers between subaccounts, net	(14)	(15,012)	(5,466)
Maintenance charges and mortality adjustments	(252)	(220)	(90)

Increase (decrease) in net assets from contract transactions	(9,181)	(20,370)	4,810

Total increase (decrease) in net assets	8,508	31,554	3,602

Net assets as of December 31, 2024	$125,572	$246,193	$114,225

Investment income (loss):
Dividend distributions	1,547	411	1,164
Investment Expenses:
Mortality and expense risk and administrative charges	(310)	(649)	(287)

Net investment income (loss)	1,237	(238)	877

Increase (decrease) in net assets from operations:
Capital gain distributions	4,682	37,949	—
Realized capital gain (loss) on investments	(802)	1,644	(257)
Change in unrealized appreciation (depreciation)	8,403	(2,997)	12,414

Net gain (loss) on investments	12,283	36,596	12,157

Net increase (decrease) in net assets from operations	13,520	36,358	13,034

Contract owner transactions:
Variable annuity deposits	—	13,070	—
Terminations, withdrawals and annuity payments	(13,633)	(17,353)	(18,247)
Transfers between subaccounts, net	—	241	(543)
Maintenance charges and mortality adjustments	(248)	(233)	(54)

Increase (decrease) in net assets from contract transactions	(13,881)	(4,275)	(18,844)

Total increase (decrease) in net assets	(361)	32,083	(5,810)

Net assets as of December 31, 2025	$125,211	$278,276	$108,415

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Global Growth Series(b)	Nomura VIP Growth Series(b)	Nomura VIP High Income Series(b)
Net assets as of December 31, 2023	$2,118	$245,916	$430,670

Investment income (loss):
Dividend distributions	1,297	—	32,459
Investment Expenses:
Mortality and expense risk and administrative charges	(202)	(535)	(4,205)

Net investment income (loss)	1,095	(535)	28,254

Increase (decrease) in net assets from operations:
Capital gain distributions	1,055	35,992	—
Realized capital gain (loss) on investments	3,134	13,985	(10,851)
Change in unrealized appreciation (depreciation)	5,479	(178)	4,941

Net gain (loss) on investments	9,668	49,799	(5,910)

Net increase (decrease) in net assets from operations	10,763	49,264	22,344

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(55,893)	(170,630)	(3,113)
Transfers between subaccounts, net	134,825	(2,120)	(28,815)
Maintenance charges and mortality adjustments	(152)	(305)	(144)

Increase (decrease) in net assets from contract transactions	78,780	(173,055)	(32,072)

Total increase (decrease) in net assets	89,543	(123,791)	(9,728)

Net assets as of December 31, 2024	$91,661	$122,125	$420,942

Investment income (loss):
Dividend distributions	190	—	27,949
Investment Expenses:
Mortality and expense risk and administrative charges	(209)	(158)	(3,803)

Net investment income (loss)	(19)	(158)	24,146

Increase (decrease) in net assets from operations:
Capital gain distributions	10,193	25,902	139
Realized capital gain (loss) on investments	8,604	(16,238)	(5,953)
Change in unrealized appreciation (depreciation)	(4,180)	(14,454)	4,199

Net gain (loss) on investments	14,617	(4,790)	(1,615)

Net increase (decrease) in net assets from operations	14,598	(4,948)	22,531

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(92,379)	(33)	(36,208)
Transfers between subaccounts, net	(891)	(117,140)	(51,654)
Maintenance charges and mortality adjustments	(137)	(4)	(103)

Increase (decrease) in net assets from contract transactions	(93,407)	(117,177)	(87,965)

Total increase (decrease) in net assets	(78,809)	(122,125)	(65,434)

Net assets as of December 31, 2025	$12,852	$—	$355,508

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP International Core Equity Series(b)	Nomura VIP Limited+Term Bond Series(b)	Nomura VIP Mid Cap Growth Series(b)
Net assets as of December 31, 2023	$325,050	$14,080	$235,184

Investment income (loss):
Dividend distributions	4,474	656	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,073)	(37)	(1,460)

Net investment income (loss)	3,401	619	(1,460)

Increase (decrease) in net assets from operations:
Capital gain distributions	810	—	6,162
Realized capital gain (loss) on investments	5,633	(16)	(5,460)
Change in unrealized appreciation (depreciation)	44	(24)	6,088

Net gain (loss) on investments	6,487	(40)	6,790

Net increase (decrease) in net assets from operations	9,888	579	5,330

Contract owner transactions:
Variable annuity deposits	181,922	—	170
Terminations, withdrawals and annuity payments	(168,623)	(219)	(1,612)
Transfers between subaccounts, net	—	310	(28,688)
Maintenance charges and mortality adjustments	(351)	(29)	(352)

Increase (decrease) in net assets from contract transactions	12,948	62	(30,482)

Total increase (decrease) in net assets	22,836	641	(25,152)

Net assets as of December 31, 2024	$347,886	$14,721	$210,032

Investment income (loss):
Dividend distributions	1,560	634	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,183)	(37)	(1,101)

Net investment income (loss)	377	597	(1,101)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,126	—	43,701
Realized capital gain (loss) on investments	274	(16)	(29,585)
Change in unrealized appreciation (depreciation)	61,808	64	(5,186)

Net gain (loss) on investments	81,208	48	8,930

Net increase (decrease) in net assets from operations	81,585	645	7,829

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,833)	(225)	(23,426)
Transfers between subaccounts, net	(4,200)	—	(87,046)
Maintenance charges and mortality adjustments	(77)	(29)	(269)

Increase (decrease) in net assets from contract transactions	(6,110)	(254)	(110,741)

Total increase (decrease) in net assets	75,475	391	(102,912)

Net assets as of December 31, 2025	$423,361	$15,112	$107,120

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Natural Resources Series(b)	Nomura VIP Science And Technology Series(b)	Nomura VIP Small Cap Growth Series(b)
Net assets as of December 31, 2023	$224,016	$216,307	$286,395

Investment income (loss):
Dividend distributions	11,409	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(560)	(1,863)	(1,270)

Net investment income (loss)	10,849	(1,863)	(1,270)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,275	—
Realized capital gain (loss) on investments	2,712	379	(32,372)
Change in unrealized appreciation (depreciation)	(15,346)	57,629	64,560

Net gain (loss) on investments	(12,634)	65,283	32,188

Net increase (decrease) in net assets from operations	(1,785)	63,420	30,918

Contract owner transactions:
Variable annuity deposits	—	1,220	7,050
Terminations, withdrawals and annuity payments	(17,541)	(36,637)	(27,637)
Transfers between subaccounts, net	(6,481)	741	(111,023)
Maintenance charges and mortality adjustments	(348)	(431)	(337)

Increase (decrease) in net assets from contract transactions	(24,370)	(35,107)	(131,947)

Total increase (decrease) in net assets	(26,155)	28,313	(101,029)

Net assets as of December 31, 2024	$197,861	$244,620	$185,366

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(585)	(1,753)	(1,020)

Net investment income (loss)	(585)	(1,753)	(1,020)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	37,463	—
Realized capital gain (loss) on investments	847	17,453	(9,319)
Change in unrealized appreciation (depreciation)	72,511	18,227	34,813

Net gain (loss) on investments	73,358	73,143	25,494

Net increase (decrease) in net assets from operations	72,773	71,390	24,474

Contract owner transactions:
Variable annuity deposits	—	7,361	56,618
Terminations, withdrawals and annuity payments	(4,696)	(87,341)	(6,139)
Transfers between subaccounts, net	—	(19,893)	(35,603)
Maintenance charges and mortality adjustments	(348)	(409)	(372)

Increase (decrease) in net assets from contract transactions	(5,044)	(100,282)	14,504

Total increase (decrease) in net assets	67,729	(28,892)	38,978

Net assets as of December 31, 2025	$265,590	$215,728	$224,344

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Smid Cap Core Series(b)	Nomura VIP Value Series(b)	North Square Spectrum Alpha
Net assets as of December 31, 2023	$165,600	$152,081	$2,676

Investment income (loss):
Dividend distributions	655	2,526	—
Investment Expenses:
Mortality and expense risk and administrative charges	(850)	(227)	(26)

Net investment income (loss)	(195)	2,299	(26)

Increase (decrease) in net assets from operations:
Capital gain distributions	366	17,628	—
Realized capital gain (loss) on investments	(1,050)	(34,214)	(18)
Change in unrealized appreciation (depreciation)	24,126	24,847	422

Net gain (loss) on investments	23,442	8,261	404

Net increase (decrease) in net assets from operations	23,247	10,560	378

Contract owner transactions:
Variable annuity deposits	40,747	—	80
Terminations, withdrawals and annuity payments	(114,868)	(153,030)	—
Transfers between subaccounts, net	(18,101)	(79)	—
Maintenance charges and mortality adjustments	(250)	(274)	(17)

Increase (decrease) in net assets from contract transactions	(92,472)	(153,383)	63

Total increase (decrease) in net assets	(69,225)	(142,823)	441

Net assets as of December 31, 2024	$96,375	$9,258	$3,117

Investment income (loss):
Dividend distributions	139	192	—
Investment Expenses:
Mortality and expense risk and administrative charges	(413)	(21)	(28)

Net investment income (loss)	(274)	171	(28)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,067	932	—
Realized capital gain (loss) on investments	(5,305)	(599)	(15)
Change in unrealized appreciation (depreciation)	3,440	214	318

Net gain (loss) on investments	2,202	547	303

Net increase (decrease) in net assets from operations	1,928	718	275

Contract owner transactions:
Variable annuity deposits	—	—	120
Terminations, withdrawals and annuity payments	(54,687)	(2,146)	—
Transfers between subaccounts, net	(34,689)	—	—
Maintenance charges and mortality adjustments	(27)	(16)	(19)

Increase (decrease) in net assets from contract transactions	(89,403)	(2,162)	101

Total increase (decrease) in net assets	(87,475)	(1,444)	376

Net assets as of December 31, 2025	$8,900	$7,814	$3,493

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Northern Global Tactical Asset Allocation	Northern Large Cap Core	Northern Large Cap Value
Net assets as of December 31, 2023	$96,797	$127,531	$405,574

Investment income (loss):
Dividend distributions	3,197	1,701	4,997
Investment Expenses:
Mortality and expense risk and administrative charges	(908)	(1,341)	(4,144)

Net investment income (loss)	2,289	360	853

Increase (decrease) in net assets from operations:
Capital gain distributions	—	11,823	15,474
Realized capital gain (loss) on investments	1,510	621	43,337
Change in unrealized appreciation (depreciation)	3,160	19,449	3,770

Net gain (loss) on investments	4,670	31,893	62,581

Net increase (decrease) in net assets from operations	6,959	32,253	63,434

Contract owner transactions:
Variable annuity deposits	784	2,345	12,292
Terminations, withdrawals and annuity payments	(15,138)	(378)	(93,065)
Transfers between subaccounts, net	5,399	(61)	(103,240)
Maintenance charges and mortality adjustments	(437)	(536)	(1,828)

Increase (decrease) in net assets from contract transactions	(9,392)	1,370	(185,841)

Total increase (decrease) in net assets	(2,433)	33,623	(122,407)

Net assets as of December 31, 2024	$94,364	$161,154	$283,167

Investment income (loss):
Dividend distributions	3,437	1,514	6,828
Investment Expenses:
Mortality and expense risk and administrative charges	(957)	(1,337)	(2,917)

Net investment income (loss)	2,480	177	3,911

Increase (decrease) in net assets from operations:
Capital gain distributions	—	11,157	10,849
Realized capital gain (loss) on investments	860	10,563	5,199
Change in unrealized appreciation (depreciation)	10,399	6,725	36,988

Net gain (loss) on investments	11,259	28,445	53,036

Net increase (decrease) in net assets from operations	13,739	28,622	56,947

Contract owner transactions:
Variable annuity deposits	—	1,595	7,041
Terminations, withdrawals and annuity payments	(3,770)	(24,313)	(32,229)
Transfers between subaccounts, net	7,402	(7,213)	80,261
Maintenance charges and mortality adjustments	(424)	(947)	(1,357)

Increase (decrease) in net assets from contract transactions	3,208	(30,878)	53,716

Total increase (decrease) in net assets	16,947	(2,256)	110,663

Net assets as of December 31, 2025	$111,311	$158,898	$393,830

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PGIM Focused Growth	PGIM Jennison Mid-Cap Growth	PGIM Jennison Natural Resources
Net assets as of December 31, 2023	$2,817,235	$171,190	$37,158

Investment income (loss):
Dividend distributions	—	—	158
Investment Expenses:
Mortality and expense risk and administrative charges	(27,924)	(2,035)	(212)

Net investment income (loss)	(27,924)	(2,035)	(54)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	15,597	—
Realized capital gain (loss) on investments	22,389	(7,788)	4,591
Change in unrealized appreciation (depreciation)	814,116	18,921	(2,484)

Net gain (loss) on investments	836,505	26,730	2,107

Net increase (decrease) in net assets from operations	808,581	24,695	2,053

Contract owner transactions:
Variable annuity deposits	31,093	8,191	1,290
Terminations, withdrawals and annuity payments	(378,573)	(37,081)	(4,175)
Transfers between subaccounts, net	3,218	74,053	(19,880)
Maintenance charges and mortality adjustments	(4,835)	(879)	(173)

Increase (decrease) in net assets from contract transactions	(349,097)	44,284	(22,938)

Total increase (decrease) in net assets	459,484	68,979	(20,885)

Net assets as of December 31, 2024	$3,276,719	$240,169	$16,273

Investment income (loss):
Dividend distributions	—	—	187
Investment Expenses:
Mortality and expense risk and administrative charges	(29,118)	(2,374)	(145)

Net investment income (loss)	(29,118)	(2,374)	42

Increase (decrease) in net assets from operations:
Capital gain distributions	139,284	30,560	—
Realized capital gain (loss) on investments	59,226	(3,865)	513
Change in unrealized appreciation (depreciation)	271,785	(30,972)	4,932

Net gain (loss) on investments	470,295	(4,277)	5,445

Net increase (decrease) in net assets from operations	441,177	(6,651)	5,487

Contract owner transactions:
Variable annuity deposits	37,188	21,397	720
Terminations, withdrawals and annuity payments	(272,892)	(15,453)	(292)
Transfers between subaccounts, net	(58,745)	44,628	(2,017)
Maintenance charges and mortality adjustments	(5,022)	(796)	(62)

Increase (decrease) in net assets from contract transactions	(299,471)	49,776	(1,651)

Total increase (decrease) in net assets	141,706	43,125	3,836

Net assets as of December 31, 2025	$3,418,425	$283,294	$20,109

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PGIM Jennison Small Company	PGIM Quant Solutions Small- Cap Value(d)	PIMCO All Asset
Net assets as of December 31, 2023	$517,528	$269,545	$193,993

Investment income (loss):
Dividend distributions	2,321	2,687	8,372
Investment Expenses:
Mortality and expense risk and administrative charges	(4,548)	(2,093)	(1,548)

Net investment income (loss)	(2,227)	594	6,824

Increase (decrease) in net assets from operations:
Capital gain distributions	10,269	24,072	—
Realized capital gain (loss) on investments	(9,724)	(7,239)	(3,144)
Change in unrealized appreciation (depreciation)	63,041	(9,941)	562

Net gain (loss) on investments	63,586	6,892	(2,582)

Net increase (decrease) in net assets from operations	61,359	7,486	4,242

Contract owner transactions:
Variable annuity deposits	6,234	2,900	2,580
Terminations, withdrawals and annuity payments	(117,823)	(54,272)	(39,567)
Transfers between subaccounts, net	(21,878)	(5,316)	(5,270)
Maintenance charges and mortality adjustments	(1,706)	(658)	(627)

Increase (decrease) in net assets from contract transactions	(135,173)	(57,346)	(42,884)

Total increase (decrease) in net assets	(73,814)	(49,860)	(38,642)

Net assets as of December 31, 2024	$443,714	$219,685	$155,351

Investment income (loss):
Dividend distributions	748	1,292	10,964
Investment Expenses:
Mortality and expense risk and administrative charges	(3,531)	(1,664)	(1,284)

Net investment income (loss)	(2,783)	(372)	9,680

Increase (decrease) in net assets from operations:
Capital gain distributions	27,882	690	—
Realized capital gain (loss) on investments	(10,149)	(10,507)	(3,368)
Change in unrealized appreciation (depreciation)	1,634	30,327	9,660

Net gain (loss) on investments	19,367	20,510	6,292

Net increase (decrease) in net assets from operations	16,584	20,138	15,972

Contract owner transactions:
Variable annuity deposits	5,205	900	2,160
Terminations, withdrawals and annuity payments	(70,087)	(13,596)	(8,921)
Transfers between subaccounts, net	(13,516)	(32,697)	(21,009)
Maintenance charges and mortality adjustments	(1,254)	(534)	(575)

Increase (decrease) in net assets from contract transactions	(79,652)	(45,927)	(28,345)

Total increase (decrease) in net assets	(63,068)	(25,789)	(12,373)

Net assets as of December 31, 2025	$380,646	$193,896	$142,978

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO CommodityRealReturn Strategy	PIMCO Emerging Markets Bond	PIMCO High Yield
Net assets as of December 31, 2023	$78,002	$37,867	$1,270,244

Investment income (loss):
Dividend distributions	2,261	2,374	69,345
Investment Expenses:
Mortality and expense risk and administrative charges	(721)	(333)	(10,967)

Net investment income (loss)	1,540	2,041	58,378

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(10,903)	(1,844)	(26,400)
Change in unrealized appreciation (depreciation)	12,516	1,646	28,595

Net gain (loss) on investments	1,613	(198)	2,195

Net increase (decrease) in net assets from operations	3,153	1,843	60,573

Contract owner transactions:
Variable annuity deposits	2,417	1,234	24,254
Terminations, withdrawals and annuity payments	(12,082)	(1,996)	(155,600)
Transfers between subaccounts, net	(938)	16,125	(26,382)
Maintenance charges and mortality adjustments	(335)	(171)	(2,486)

Increase (decrease) in net assets from contract transactions	(10,938)	15,192	(160,214)

Total increase (decrease) in net assets	(7,785)	17,035	(99,641)

Net assets as of December 31, 2024	$70,217	$54,902	$1,170,603

Investment income (loss):
Dividend distributions	5,273	3,861	66,028
Investment Expenses:
Mortality and expense risk and administrative charges	(587)	(524)	(10,229)

Net investment income (loss)	4,686	3,337	55,799

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(9,769)	(1,308)	(14,144)
Change in unrealized appreciation (depreciation)	16,033	5,345	35,695

Net gain (loss) on investments	6,264	4,037	21,551

Net increase (decrease) in net assets from operations	10,950	7,374	77,350

Contract owner transactions:
Variable annuity deposits	2,056	1,521	17,388
Terminations, withdrawals and annuity payments	(5,140)	(2,214)	(193,016)
Transfers between subaccounts, net	9,101	(11,923)	21,603
Maintenance charges and mortality adjustments	(221)	(251)	(3,136)

Increase (decrease) in net assets from contract transactions	5,796	(12,867)	(157,161)

Total increase (decrease) in net assets	16,746	(5,493)	(79,811)

Net assets as of December 31, 2025	$86,963	$49,409	$1,090,792

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO International Bond (U.S. Dollar-Hedged)	PIMCO Low Duration	PIMCO Real Return
Net assets as of December 31, 2023	$4,241,906	$139,566	$837,308

Investment income (loss):
Dividend distributions	149,176	3,525	18,509
Investment Expenses:
Mortality and expense risk and administrative charges	(38,374)	(900)	(6,908)

Net investment income (loss)	110,802	2,625	11,601

Increase (decrease) in net assets from operations:
Capital gain distributions	26,788	—	—
Realized capital gain (loss) on investments	(53,625)	(1,358)	(20,997)
Change in unrealized appreciation (depreciation)	78,941	1,876	17,185

Net gain (loss) on investments	52,104	518	(3,812)

Net increase (decrease) in net assets from operations	162,906	3,143	7,789

Contract owner transactions:
Variable annuity deposits	98,564	2,214	23,501
Terminations, withdrawals and annuity payments	(566,564)	(93,270)	(119,703)
Transfers between subaccounts, net	170,247	1,211	(18,981)
Maintenance charges and mortality adjustments	(9,362)	(1,108)	(2,083)

Increase (decrease) in net assets from contract transactions	(307,115)	(90,953)	(117,266)

Total increase (decrease) in net assets	(144,209)	(87,810)	(109,477)

Net assets as of December 31, 2024	$4,097,697	$51,756	$727,831

Investment income (loss):
Dividend distributions	130,480	1,798	25,163
Investment Expenses:
Mortality and expense risk and administrative charges	(33,337)	(446)	(6,885)

Net investment income (loss)	97,143	1,352	18,278

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(63,350)	(42)	(10,667)
Change in unrealized appreciation (depreciation)	61,656	619	40,915

Net gain (loss) on investments	(1,694)	577	30,248

Net increase (decrease) in net assets from operations	95,449	1,929	48,526

Contract owner transactions:
Variable annuity deposits	107,249	1,737	20,168
Terminations, withdrawals and annuity payments	(630,035)	(352)	(103,003)
Transfers between subaccounts, net	(501,795)	(4,231)	56,666
Maintenance charges and mortality adjustments	(8,490)	(100)	(2,315)

Increase (decrease) in net assets from contract transactions	(1,033,071)	(2,946)	(28,484)

Total increase (decrease) in net assets	(937,622)	(1,017)	20,042

Net assets as of December 31, 2025	$3,160,075	$50,739	$747,873

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO StocksPLUS® Small Fund	PIMCO Total Return	PIMCO VIT All Asset Administrative
Net assets as of December 31, 2023	$389,037	$1,608,020	$4,517,732

Investment income (loss):
Dividend distributions	17,254	59,261	271,180
Investment Expenses:
Mortality and expense risk and administrative charges	(3,628)	(13,605)	(32,246)

Net investment income (loss)	13,626	45,656	238,934

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(9,074)	(59,382)	(166,635)
Change in unrealized appreciation (depreciation)	36,858	30,965	55,926

Net gain (loss) on investments	27,784	(28,417)	(110,709)

Net increase (decrease) in net assets from operations	41,410	17,239	128,225

Contract owner transactions:
Variable annuity deposits	11,660	56,638	19,642
Terminations, withdrawals and annuity payments	(22,115)	(249,091)	(636,191)
Transfers between subaccounts, net	6,591	(61,697)	(226,578)
Maintenance charges and mortality adjustments	(484)	(4,415)	(16,981)

Increase (decrease) in net assets from contract transactions	(4,348)	(258,565)	(860,108)

Total increase (decrease) in net assets	37,062	(241,326)	(731,883)

Net assets as of December 31, 2024	$426,099	$1,366,694	$3,785,849

Investment income (loss):
Dividend distributions	32,198	50,900	168,210
Investment Expenses:
Mortality and expense risk and administrative charges	(3,474)	(11,574)	(27,747)

Net investment income (loss)	28,724	39,326	140,463

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(13,819)	(43,542)	(105,951)
Change in unrealized appreciation (depreciation)	33,907	98,942	417,328

Net gain (loss) on investments	20,088	55,400	311,377

Net increase (decrease) in net assets from operations	48,812	94,726	451,840

Contract owner transactions:
Variable annuity deposits	8,028	41,693	2,584
Terminations, withdrawals and annuity payments	(43,459)	(185,493)	(575,293)
Transfers between subaccounts, net	(48,179)	(65,672)	(75,373)
Maintenance charges and mortality adjustments	(345)	(3,902)	(14,383)

Increase (decrease) in net assets from contract transactions	(83,955)	(213,374)	(662,465)

Total increase (decrease) in net assets	(35,143)	(118,648)	(210,625)

Net assets as of December 31, 2025	$390,956	$1,248,046	$3,575,224

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT All Asset Advisor	PIMCO VIT CommodityRealReturn Strategy Administrative	PIMCO VIT CommodityRealReturn Strategy Advisor
Net assets as of December 31, 2023	$915,275	$4,505,201	$180,337

Investment income (loss):
Dividend distributions	58,370	88,314	4,473
Investment Expenses:
Mortality and expense risk and administrative charges	(2,372)	(34,079)	(661)

Net investment income (loss)	55,998	54,235	3,812

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(4,322)	(597,042)	(11,595)
Change in unrealized appreciation (depreciation)	(20,898)	695,233	19,568

Net gain (loss) on investments	(25,220)	98,191	7,973

Net increase (decrease) in net assets from operations	30,778	152,426	11,785

Contract owner transactions:
Variable annuity deposits	—	39,140	3,503
Terminations, withdrawals and annuity payments	(36,420)	(541,632)	(6,245)
Transfers between subaccounts, net	(16,809)	(696,258)	34,951
Maintenance charges and mortality adjustments	(635)	(14,776)	(222)

Increase (decrease) in net assets from contract transactions	(53,864)	(1,213,526)	31,987

Total increase (decrease) in net assets	(23,086)	(1,061,100)	43,772

Net assets as of December 31, 2024	$892,189	$3,444,101	$224,109

Investment income (loss):
Dividend distributions	42,503	104,488	5,324
Investment Expenses:
Mortality and expense risk and administrative charges	(2,391)	(28,771)	(626)

Net investment income (loss)	40,112	75,717	4,698

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(292)	(189,686)	(15,916)
Change in unrealized appreciation (depreciation)	83,111	724,433	41,502

Net gain (loss) on investments	82,819	534,747	25,586

Net increase (decrease) in net assets from operations	122,931	610,464	30,284

Contract owner transactions:
Variable annuity deposits	—	93,385	13,837
Terminations, withdrawals and annuity payments	(12,836)	(614,139)	(896)
Transfers between subaccounts, net	(22,443)	213,563	(121,811)
Maintenance charges and mortality adjustments	(596)	(12,318)	(268)

Increase (decrease) in net assets from contract transactions	(35,875)	(319,509)	(109,138)

Total increase (decrease) in net assets	87,056	290,955	(78,854)

Net assets as of December 31, 2025	$979,245	$3,735,056	$145,255

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Managed Asset Allocation
Net assets as of December 31, 2023	$1,882,624	$48,019	$125,921

Investment income (loss):
Dividend distributions	155,647	507	4,204
Investment Expenses:
Mortality and expense risk and administrative charges	(21,718)	(43)	(591)

Net investment income (loss)	133,929	464	3,613

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	9,474	(5,243)	(8,742)
Change in unrealized appreciation (depreciation)	50,902	4,182	18,343

Net gain (loss) on investments	60,376	(1,061)	9,601

Net increase (decrease) in net assets from operations	194,305	(597)	13,214

Contract owner transactions:
Variable annuity deposits	99,102	—	10,073
Terminations, withdrawals and annuity payments	(263,625)	—	(398)
Transfers between subaccounts, net	(124,245)	(39,937)	(60,781)
Maintenance charges and mortality adjustments	(9,196)	(23)	(256)

Increase (decrease) in net assets from contract transactions	(297,964)	(39,960)	(51,362)

Total increase (decrease) in net assets	(103,659)	(40,557)	(38,148)

Net assets as of December 31, 2024	$1,778,965	$7,462	$87,773

Investment income (loss):
Dividend distributions	122,078	353	4,068
Investment Expenses:
Mortality and expense risk and administrative charges	(11,938)	(20)	(558)

Net investment income (loss)	110,140	333	3,510

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(14,039)	(3)	(2,528)
Change in unrealized appreciation (depreciation)	143,886	592	14,069

Net gain (loss) on investments	129,847	589	11,541

Net increase (decrease) in net assets from operations	239,987	922	15,051

Contract owner transactions:
Variable annuity deposits	25,477	—	—
Terminations, withdrawals and annuity payments	(200,939)	—	—
Transfers between subaccounts, net	(15,266)	—	(62,652)
Maintenance charges and mortality adjustments	(5,112)	(24)	(148)

Increase (decrease) in net assets from contract transactions	(195,840)	(24)	(62,800)

Total increase (decrease) in net assets	44,147	898	(47,749)

Net assets as of December 31, 2025	$1,823,112	$8,360	$40,024

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT High Yield	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT International Bond Portfolio (Unhedged)
Net assets as of December 31, 2023	$287,514	$8,065,915	$69,255

Investment income (loss):
Dividend distributions	20,132	253,420	5,821
Investment Expenses:
Mortality and expense risk and administrative charges	(886)	(54,035)	(433)

Net investment income (loss)	19,246	199,385	5,388

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(3,942)	(116,475)	(1,649)
Change in unrealized appreciation (depreciation)	8,938	235,397	(6,285)

Net gain (loss) on investments	4,996	118,922	(7,934)

Net increase (decrease) in net assets from operations	24,242	318,307	(2,546)

Contract owner transactions:
Variable annuity deposits	128,293	79,085	—
Terminations, withdrawals and annuity payments	(16,555)	(984,124)	(9,038)
Transfers between subaccounts, net	(117,865)	(675,279)	125,489
Maintenance charges and mortality adjustments	(428)	(21,466)	(279)

Increase (decrease) in net assets from contract transactions	(6,555)	(1,601,784)	116,172

Total increase (decrease) in net assets	17,687	(1,283,477)	113,626

Net assets as of December 31, 2024	$305,201	$6,782,438	$182,881

Investment income (loss):
Dividend distributions	16,006	222,733	6,259
Investment Expenses:
Mortality and expense risk and administrative charges	(648)	(48,458)	(461)

Net investment income (loss)	15,358	174,275	5,798

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(3,732)	(55,517)	(1,492)
Change in unrealized appreciation (depreciation)	8,467	82,188	13,191

Net gain (loss) on investments	4,735	26,671	11,699

Net increase (decrease) in net assets from operations	20,093	200,946	17,497

Contract owner transactions:
Variable annuity deposits	75,371	59,390	21,986
Terminations, withdrawals and annuity payments	(69,877)	(742,065)	(58,285)
Transfers between subaccounts, net	(92,542)	(516,172)	(76)
Maintenance charges and mortality adjustments	(168)	(17,156)	(275)

Increase (decrease) in net assets from contract transactions	(87,216)	(1,216,003)	(36,650)

Total increase (decrease) in net assets	(67,123)	(1,015,057)	(19,153)

Net assets as of December 31, 2025	$238,078	$5,767,381	$163,728

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Low Duration Administrative(d)	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Administrative(d)
Net assets as of December 31, 2023	$28,326,340	$477,194	$16,403,665

Investment income (loss):
Dividend distributions	1,034,831	18,930	409,970
Investment Expenses:
Mortality and expense risk and administrative charges	(238,457)	(1,236)	(149,611)

Net investment income (loss)	796,374	17,694	260,359

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(308,687)	(918)	(482,034)
Change in unrealized appreciation (depreciation)	389,929	2,858	405,333

Net gain (loss) on investments	81,242	1,940	(76,701)

Net increase (decrease) in net assets from operations	877,616	19,634	183,658

Contract owner transactions:
Variable annuity deposits	145,969	22,387	213,026
Terminations, withdrawals and annuity payments	(3,127,695)	(19,180)	(1,850,909)
Transfers between subaccounts, net	(3,686,057)	6,521	(129,691)
Maintenance charges and mortality adjustments	(93,670)	(720)	(76,582)

Increase (decrease) in net assets from contract transactions	(6,761,453)	9,008	(1,844,156)

Total increase (decrease) in net assets	(5,883,837)	28,642	(1,660,498)

Net assets as of December 31, 2024	$22,442,503	$505,836	$14,743,167

Investment income (loss):
Dividend distributions	869,141	25,037	488,498
Investment Expenses:
Mortality and expense risk and administrative charges	(203,938)	(2,996)	(139,643)

Net investment income (loss)	665,203	22,041	348,855

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(94,066)	(1,945)	(131,694)
Change in unrealized appreciation (depreciation)	411,839	10,770	755,907

Net gain (loss) on investments	317,773	8,825	624,213

Net increase (decrease) in net assets from operations	982,976	30,866	973,068

Contract owner transactions:
Variable annuity deposits	260,943	35,766	86,323
Terminations, withdrawals and annuity payments	(3,064,594)	(75,319)	(1,748,558)
Transfers between subaccounts, net	784,228	404,701	57,831
Maintenance charges and mortality adjustments	(85,632)	(965)	(69,939)

Increase (decrease) in net assets from contract transactions	(2,105,055)	364,183	(1,674,343)

Total increase (decrease) in net assets	(1,122,079)	395,049	(701,275)

Net assets as of December 31, 2025	$21,320,424	$900,885	$14,041,892

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative
Net assets as of December 31, 2023	$952,674	$2,017,766	$9,327,169

Investment income (loss):
Dividend distributions	22,827	220,849	371,142
Investment Expenses:
Mortality and expense risk and administrative charges	(2,824)	(18,845)	(130,039)

Net investment income (loss)	20,003	202,004	241,103

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(24,578)	23,348	(381,240)
Change in unrealized appreciation (depreciation)	20,547	8,332	224,717

Net gain (loss) on investments	(4,031)	31,680	(156,523)

Net increase (decrease) in net assets from operations	15,972	233,684	84,580

Contract owner transactions:
Variable annuity deposits	50,750	5,652,710	14,890
Terminations, withdrawals and annuity payments	(107,713)	(136,946)	(1,909,804)
Transfers between subaccounts, net	(164,327)	(3,631,425)	1,112,635
Maintenance charges and mortality adjustments	(1,128)	(3,422)	(56,513)

Increase (decrease) in net assets from contract transactions	(222,418)	1,880,917	(838,792)

Total increase (decrease) in net assets	(206,446)	2,114,601	(754,212)

Net assets as of December 31, 2024	$746,228	$4,132,367	$8,572,957

Investment income (loss):
Dividend distributions	25,985	161,095	337,477
Investment Expenses:
Mortality and expense risk and administrative charges	(3,238)	(15,453)	(115,694)

Net investment income (loss)	22,747	145,642	221,783

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(22,255)	4,245	(238,850)
Change in unrealized appreciation (depreciation)	50,686	(1,695)	596,383

Net gain (loss) on investments	28,431	2,550	357,533

Net increase (decrease) in net assets from operations	51,178	148,192	579,316

Contract owner transactions:
Variable annuity deposits	14,536	355,828	9,016
Terminations, withdrawals and annuity payments	(38,590)	(219,575)	(1,209,889)
Transfers between subaccounts, net	23,958	(659,777)	154,321
Maintenance charges and mortality adjustments	(938)	(3,693)	(49,813)

Increase (decrease) in net assets from contract transactions	(1,034)	(527,217)	(1,096,365)

Total increase (decrease) in net assets	50,144	(379,025)	(517,049)

Net assets as of December 31, 2025	$796,372	$3,753,342	$8,055,908

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Total Return Advisor	Putnam VT Core Equity Fund	Putnam VT Diversified Income
Net assets as of December 31, 2023	$14,836,640	$44,266	$105,613

Investment income (loss):
Dividend distributions	599,918	1,249	6,275
Investment Expenses:
Mortality and expense risk and administrative charges	(94,523)	(1,582)	(265)

Net investment income (loss)	505,395	(333)	6,010

Increase (decrease) in net assets from operations:
Capital gain distributions	—	11,393	—
Realized capital gain (loss) on investments	(405,250)	(328)	(933)
Change in unrealized appreciation (depreciation)	208,312	49,803	531

Net gain (loss) on investments	(196,938)	60,868	(402)

Net increase (decrease) in net assets from operations	308,457	60,535	5,608

Contract owner transactions:
Variable annuity deposits	1,301,227	105,848	3,030
Terminations, withdrawals and annuity payments	(1,197,234)	(27,547)	(6,603)
Transfers between subaccounts, net	(1,842,140)	305,462	8
Maintenance charges and mortality adjustments	(38,011)	(559)	(211)

Increase (decrease) in net assets from contract transactions	(1,776,158)	383,204	(3,776)

Total increase (decrease) in net assets	(1,467,701)	443,739	1,832

Net assets as of December 31, 2024	$13,368,939	$488,005	$107,445

Investment income (loss):
Dividend distributions	533,953	3,519	2,797
Investment Expenses:
Mortality and expense risk and administrative charges	(81,369)	(6,427)	(144)

Net investment income (loss)	452,584	(2,908)	2,653

Increase (decrease) in net assets from operations:
Capital gain distributions	—	73,759	—
Realized capital gain (loss) on investments	(143,693)	72,733	(7,718)
Change in unrealized appreciation (depreciation)	748,077	65,370	9,851

Net gain (loss) on investments	604,384	211,862	2,133

Net increase (decrease) in net assets from operations	1,056,968	208,954	4,786

Contract owner transactions:
Variable annuity deposits	348,514	—	16,212
Terminations, withdrawals and annuity payments	(1,530,046)	(130,725)	(81,761)
Transfers between subaccounts, net	(400,967)	280,494	75
Maintenance charges and mortality adjustments	(36,036)	(886)	(110)

Increase (decrease) in net assets from contract transactions	(1,618,535)	148,883	(65,584)

Total increase (decrease) in net assets	(561,567)	357,837	(60,798)

Net assets as of December 31, 2025	$12,807,372	$845,842	$46,647

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Putnam VT Global Asset Allocation	Putnam VT High Yield	Putnam VT Income
Net assets as of December 31, 2023	$14,919	$52,561	$47,684

Investment income (loss):
Dividend distributions	340	3,085	2,578
Investment Expenses:
Mortality and expense risk and administrative charges	(973)	(266)	(119)

Net investment income (loss)	(633)	2,819	2,459

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	4,005	1,709	(958)
Change in unrealized appreciation (depreciation)	29,699	5,567	(496)

Net gain (loss) on investments	33,704	7,276	(1,454)

Net increase (decrease) in net assets from operations	33,071	10,095	1,005

Contract owner transactions:
Variable annuity deposits	772,183	—	—
Terminations, withdrawals and annuity payments	(2,467)	—	(3,760)
Transfers between subaccounts, net	47,273	(6,101)	—
Maintenance charges and mortality adjustments	(33)	(109)	(111)

Increase (decrease) in net assets from contract transactions	816,956	(6,210)	(3,871)

Total increase (decrease) in net assets	850,027	3,885	(2,866)

Net assets as of December 31, 2024	$864,946	$56,446	$44,818

Investment income (loss):
Dividend distributions	18,072	6,115	1,387
Investment Expenses:
Mortality and expense risk and administrative charges	(957)	(265)	(76)

Net investment income (loss)	17,115	5,850	1,311

Increase (decrease) in net assets from operations:
Capital gain distributions	97,479	—	—
Realized capital gain (loss) on investments	(61,703)	(2,573)	(4,603)
Change in unrealized appreciation (depreciation)	(27,685)	1,282	5,355

Net gain (loss) on investments	8,091	(1,291)	752

Net increase (decrease) in net assets from operations	25,206	4,559	2,063

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(812,368)	—	(18,963)
Transfers between subaccounts, net	(58,463)	198	(79)
Maintenance charges and mortality adjustments	(36)	(137)	(61)

Increase (decrease) in net assets from contract transactions	(870,867)	61	(19,103)

Total increase (decrease) in net assets	(845,661)	4,620	(17,040)

Net assets as of December 31, 2025	$19,285	$61,066	$27,778

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Putnam VT Large Cap Growth Fund	Putnam VT Large Cap Value	Putnam VT Small Cap Growth
Net assets as of December 31, 2023	$537,856	$1,523,443	$264,685

Investment income (loss):
Dividend distributions	—	18,606	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,668)	(6,975)	(895)

Net investment income (loss)	(1,668)	11,631	(895)

Increase (decrease) in net assets from operations:
Capital gain distributions	24,809	75,732	—
Realized capital gain (loss) on investments	14,004	60,135	25,053
Change in unrealized appreciation (depreciation)	132,622	134,693	52,526

Net gain (loss) on investments	171,435	270,560	77,579

Net increase (decrease) in net assets from operations	169,767	282,191	76,684

Contract owner transactions:
Variable annuity deposits	—	56,400	2,627
Terminations, withdrawals and annuity payments	(14,124)	(49,862)	(2,574)
Transfers between subaccounts, net	21,131	(126,368)	(21,002)
Maintenance charges and mortality adjustments	(527)	(1,490)	(123)

Increase (decrease) in net assets from contract transactions	6,480	(121,320)	(21,072)

Total increase (decrease) in net assets	176,247	160,871	55,612

Net assets as of December 31, 2024	$714,103	$1,684,314	$320,297

Investment income (loss):
Dividend distributions	—	18,301	1,229
Investment Expenses:
Mortality and expense risk and administrative charges	(1,805)	(6,656)	(1,071)

Net investment income (loss)	(1,805)	11,645	158

Increase (decrease) in net assets from operations:
Capital gain distributions	66,929	87,543	21,341
Realized capital gain (loss) on investments	115,753	123,762	536
Change in unrealized appreciation (depreciation)	(118,954)	32,979	7,908

Net gain (loss) on investments	63,728	244,284	29,785

Net increase (decrease) in net assets from operations	61,923	255,929	29,943

Contract owner transactions:
Variable annuity deposits	7,809	36,205	5,507
Terminations, withdrawals and annuity payments	(102,067)	(566,546)	(1,401)
Transfers between subaccounts, net	(484,660)	205,556	53,330
Maintenance charges and mortality adjustments	(473)	(1,035)	(202)

Increase (decrease) in net assets from contract transactions	(579,391)	(325,820)	57,234

Total increase (decrease) in net assets	(517,468)	(69,891)	87,177

Net assets as of December 31, 2025	$196,635	$1,614,423	$407,474

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Putnam VT Small Cap Value	Royce Micro-Cap	Royce Small-Cap Opportunity
Net assets as of December 31, 2023	$599,634	$3,407,340	$3,087,328

Investment income (loss):
Dividend distributions	5,620	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,374)	(26,015)	(25,853)

Net investment income (loss)	2,246	(26,015)	(25,853)

Increase (decrease) in net assets from operations:
Capital gain distributions	27,275	231,141	192,768
Realized capital gain (loss) on investments	(5,055)	(14,164)	117,225
Change in unrealized appreciation (depreciation)	(10,544)	197,962	(47,656)

Net gain (loss) on investments	11,676	414,939	262,337

Net increase (decrease) in net assets from operations	13,922	388,924	236,484

Contract owner transactions:
Variable annuity deposits	4,189	18,046	85,170
Terminations, withdrawals and annuity payments	(64,553)	(358,667)	(270,017)
Transfers between subaccounts, net	(235,030)	593,192	(508,915)
Maintenance charges and mortality adjustments	(1,202)	(12,262)	(3,952)

Increase (decrease) in net assets from contract transactions	(296,596)	240,309	(697,714)

Total increase (decrease) in net assets	(282,674)	629,233	(461,230)

Net assets as of December 31, 2024	$316,960	$4,036,573	$2,626,098

Investment income (loss):
Dividend distributions	2,019	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,919)	(25,107)	(23,533)

Net investment income (loss)	100	(25,107)	(23,533)

Increase (decrease) in net assets from operations:
Capital gain distributions	27,630	459,990	260,444
Realized capital gain (loss) on investments	(6,711)	(78,926)	58,086
Change in unrealized appreciation (depreciation)	(12,875)	(44,190)	(11,352)

Net gain (loss) on investments	8,044	336,874	307,178

Net increase (decrease) in net assets from operations	8,144	311,767	283,645

Contract owner transactions:
Variable annuity deposits	2,859	15,103	82,347
Terminations, withdrawals and annuity payments	(19,585)	(392,630)	(362,167)
Transfers between subaccounts, net	(116,457)	(886,500)	335,051
Maintenance charges and mortality adjustments	(641)	(11,989)	(3,933)

Increase (decrease) in net assets from contract transactions	(133,824)	(1,276,016)	51,298

Total increase (decrease) in net assets	(125,680)	(964,249)	334,943

Net assets as of December 31, 2025	$191,280	$3,072,324	$2,961,041

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Royce Small-Cap Value	Rydex VIF Banking	Rydex VIF Basic Materials
Net assets as of December 31, 2023	$1,153,552	$593,151	$1,358,239

Investment income (loss):
Dividend distributions	9,189	14,264	10,847
Investment Expenses:
Mortality and expense risk and administrative charges	(9,865)	(7,157)	(14,726)

Net investment income (loss)	(676)	7,107	(3,879)

Increase (decrease) in net assets from operations:
Capital gain distributions	49,170	—	—
Realized capital gain (loss) on investments	14,054	(382)	68,033
Change in unrealized appreciation (depreciation)	(38,455)	101,497	(90,519)

Net gain (loss) on investments	24,769	101,115	(22,486)

Net increase (decrease) in net assets from operations	24,093	108,222	(26,365)

Contract owner transactions:
Variable annuity deposits	16,955	1,803	3,385
Terminations, withdrawals and annuity payments	(159,269)	(191,026)	(124,511)
Transfers between subaccounts, net	(13,524)	66,770	(146,347)
Maintenance charges and mortality adjustments	(1,804)	(3,661)	(6,656)

Increase (decrease) in net assets from contract transactions	(157,642)	(126,114)	(274,129)

Total increase (decrease) in net assets	(133,549)	(17,892)	(300,494)

Net assets as of December 31, 2024	$1,020,003	$575,259	$1,057,745

Investment income (loss):
Dividend distributions	7,118	3,636	17,501
Investment Expenses:
Mortality and expense risk and administrative charges	(8,536)	(7,703)	(15,291)

Net investment income (loss)	(1,418)	(4,067)	2,210

Increase (decrease) in net assets from operations:
Capital gain distributions	85,412	—	97,373
Realized capital gain (loss) on investments	(1,034)	39,264	36,083
Change in unrealized appreciation (depreciation)	(31,246)	74,304	202,950

Net gain (loss) on investments	53,132	113,568	336,406

Net increase (decrease) in net assets from operations	51,714	109,501	338,616

Contract owner transactions:
Variable annuity deposits	16,936	48,112	90
Terminations, withdrawals and annuity payments	(62,800)	(94,316)	(121,921)
Transfers between subaccounts, net	(25,513)	(49,279)	45,391
Maintenance charges and mortality adjustments	(1,428)	(3,793)	(6,281)

Increase (decrease) in net assets from contract transactions	(72,805)	(99,276)	(82,721)

Total increase (decrease) in net assets	(21,091)	10,225	255,895

Net assets as of December 31, 2025	$998,912	$585,484	$1,313,640

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products
Net assets as of December 31, 2023	$1,736,713	$1,016,935	$1,109,454

Investment income (loss):
Dividend distributions	—	36,390	14,786
Investment Expenses:
Mortality and expense risk and administrative charges	(18,959)	(11,001)	(13,276)

Net investment income (loss)	(18,959)	25,389	1,510

Increase (decrease) in net assets from operations:
Capital gain distributions	144,687	—	—
Realized capital gain (loss) on investments	(35,561)	35,435	7,610
Change in unrealized appreciation (depreciation)	(133,571)	5,523	26,119

Net gain (loss) on investments	(24,445)	40,958	33,729

Net increase (decrease) in net assets from operations	(43,404)	66,347	35,239

Contract owner transactions:
Variable annuity deposits	3,893	1,782	6,089
Terminations, withdrawals and annuity payments	(298,598)	(187,418)	(162,909)
Transfers between subaccounts, net	172,417	(180,870)	(73,736)
Maintenance charges and mortality adjustments	(9,257)	(4,967)	(5,921)

Increase (decrease) in net assets from contract transactions	(131,545)	(371,473)	(236,477)

Total increase (decrease) in net assets	(174,949)	(305,126)	(201,238)

Net assets as of December 31, 2024	$1,561,764	$711,809	$908,216

Investment income (loss):
Dividend distributions	—	32,212	12,899
Investment Expenses:
Mortality and expense risk and administrative charges	(16,636)	(8,438)	(11,608)

Net investment income (loss)	(16,636)	23,774	1,291

Increase (decrease) in net assets from operations:
Capital gain distributions	59,455	—	72,236
Realized capital gain (loss) on investments	(57,741)	19,609	(21,209)
Change in unrealized appreciation (depreciation)	354,950	(11,766)	(98,620)

Net gain (loss) on investments	356,664	7,843	(47,593)

Net increase (decrease) in net assets from operations	340,028	31,617	(46,302)

Contract owner transactions:
Variable annuity deposits	2,570	53,273	31,262
Terminations, withdrawals and annuity payments	(175,410)	(138,395)	(154,055)
Transfers between subaccounts, net	(274,620)	34,205	(2,964)
Maintenance charges and mortality adjustments	(8,108)	(3,823)	(5,015)

Increase (decrease) in net assets from contract transactions	(455,568)	(54,740)	(130,772)

Total increase (decrease) in net assets	(115,540)	(23,123)	(177,074)

Net assets as of December 31, 2025	$1,446,224	$688,686	$731,142

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Dow 2x Strategy (d)	Rydex VIF Electronics	Rydex VIF Energy
Net assets as of December 31, 2023	$1,037,854	$2,296,006	$2,299,251

Investment income (loss):
Dividend distributions	10,919	—	62,080
Investment Expenses:
Mortality and expense risk and administrative charges	(13,416)	(26,961)	(26,393)

Net investment income (loss)	(2,497)	(26,961)	35,687

Increase (decrease) in net assets from operations:
Capital gain distributions	—	34,266	—
Realized capital gain (loss) on investments	114,852	119,005	49,578
Change in unrealized appreciation (depreciation)	108,113	213,592	(90,521)

Net gain (loss) on investments	222,965	366,863	(40,943)

Net increase (decrease) in net assets from operations	220,468	339,902	(5,256)

Contract owner transactions:
Variable annuity deposits	—	3,649	19,254
Terminations, withdrawals and annuity payments	(155,601)	(257,694)	(326,334)
Transfers between subaccounts, net	(88,372)	(38,639)	72,355
Maintenance charges and mortality adjustments	(5,681)	(8,594)	(7,968)

Increase (decrease) in net assets from contract transactions	(249,654)	(301,278)	(242,693)

Total increase (decrease) in net assets	(29,186)	38,624	(247,949)

Net assets as of December 31, 2024	$1,008,668	$2,334,630	$2,051,302

Investment income (loss):
Dividend distributions	9,816	—	39,918
Investment Expenses:
Mortality and expense risk and administrative charges	(12,959)	(23,132)	(22,723)

Net investment income (loss)	(3,143)	(23,132)	17,195

Increase (decrease) in net assets from operations:
Capital gain distributions	—	760,656	—
Realized capital gain (loss) on investments	71,738	196,002	(46,242)
Change in unrealized appreciation (depreciation)	109,150	(273,611)	81,785

Net gain (loss) on investments	180,888	683,047	35,543

Net increase (decrease) in net assets from operations	177,745	659,915	52,738

Contract owner transactions:
Variable annuity deposits	10,128	75,563	32,194
Terminations, withdrawals and annuity payments	(115,443)	(302,628)	(205,743)
Transfers between subaccounts, net	136,763	138,768	57,308
Maintenance charges and mortality adjustments	(5,701)	(7,000)	(6,842)

Increase (decrease) in net assets from contract transactions	25,747	(95,297)	(123,083)

Total increase (decrease) in net assets	203,492	564,618	(70,345)

Net assets as of December 31, 2025	$1,212,160	$2,899,248	$1,980,957

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy(d)	Rydex VIF Financial Services
Net assets as of December 31, 2023	$606,733	$493,597	$729,334

Investment income (loss):
Dividend distributions	—	31,222	6,731
Investment Expenses:
Mortality and expense risk and administrative charges	(5,590)	(6,054)	(8,723)

Net investment income (loss)	(5,590)	25,168	(1,992)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,964
Realized capital gain (loss) on investments	43,515	35,435	18,516
Change in unrealized appreciation (depreciation)	(59,144)	(71,850)	119,582

Net gain (loss) on investments	(15,629)	(36,415)	141,062

Net increase (decrease) in net assets from operations	(21,219)	(11,247)	139,070

Contract owner transactions:
Variable annuity deposits	26,889	—	25,886
Terminations, withdrawals and annuity payments	(127,598)	(57,803)	(130,814)
Transfers between subaccounts, net	(182,134)	(158,215)	14,207
Maintenance charges and mortality adjustments	(2,561)	(2,302)	(4,020)

Increase (decrease) in net assets from contract transactions	(285,404)	(218,320)	(94,741)

Total increase (decrease) in net assets	(306,623)	(229,567)	44,329

Net assets as of December 31, 2024	$300,110	$264,030	$773,663

Investment income (loss):
Dividend distributions	178	4,859	5,264
Investment Expenses:
Mortality and expense risk and administrative charges	(3,292)	(4,712)	(9,981)

Net investment income (loss)	(3,114)	147	(4,717)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	21,087
Realized capital gain (loss) on investments	(2,531)	44,232	55,215
Change in unrealized appreciation (depreciation)	2,914	68,786	1,354

Net gain (loss) on investments	383	113,018	77,656

Net increase (decrease) in net assets from operations	(2,731)	113,165	72,939

Contract owner transactions:
Variable annuity deposits	—	—	24,736
Terminations, withdrawals and annuity payments	(40,381)	(75,439)	(138,825)
Transfers between subaccounts, net	(2,615)	47,528	22,361
Maintenance charges and mortality adjustments	(1,455)	(2,169)	(4,053)

Increase (decrease) in net assets from contract transactions	(44,451)	(30,080)	(95,781)

Total increase (decrease) in net assets	(47,182)	83,085	(22,842)

Net assets as of December 31, 2025	$252,928	$347,115	$750,821

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Government Long Bond 1.2x Strategy(d)	Rydex VIF Health Care	Rydex VIF High Yield Strategy
Net assets as of December 31, 2023	$715,235	$2,302,890	$16,381

Investment income (loss):
Dividend distributions	22,781	—	8,355
Investment Expenses:
Mortality and expense risk and administrative charges	(7,671)	(27,936)	(2,019)

Net investment income (loss)	15,110	(27,936)	6,336

Increase (decrease) in net assets from operations:
Capital gain distributions	—	57,524	—
Realized capital gain (loss) on investments	(324,028)	38,782	1,793
Change in unrealized appreciation (depreciation)	37,607	(85,783)	1,318

Net gain (loss) on investments	(286,421)	10,523	3,111

Net increase (decrease) in net assets from operations	(271,311)	(17,413)	9,447

Contract owner transactions:
Variable annuity deposits	—	4,917	—
Terminations, withdrawals and annuity payments	(31,566)	(289,238)	(83)
Transfers between subaccounts, net	(9,176)	169,209	150,909
Maintenance charges and mortality adjustments	(1,779)	(14,279)	(38)

Increase (decrease) in net assets from contract transactions	(42,521)	(129,391)	150,788

Total increase (decrease) in net assets	(313,832)	(146,804)	160,235

Net assets as of December 31, 2024	$401,403	$2,156,086	$176,616

Investment income (loss):
Dividend distributions	13,456	—	45,521
Investment Expenses:
Mortality and expense risk and administrative charges	(5,515)	(25,065)	(4,572)

Net investment income (loss)	7,941	(25,065)	40,949

Increase (decrease) in net assets from operations:
Capital gain distributions	—	208,423	—
Realized capital gain (loss) on investments	(22,560)	7,741	(949)
Change in unrealized appreciation (depreciation)	16,056	34,262	4,059

Net gain (loss) on investments	(6,504)	250,426	3,110

Net increase (decrease) in net assets from operations	1,437	225,361	44,059

Contract owner transactions:
Variable annuity deposits	—	5,029	—
Terminations, withdrawals and annuity payments	(17,161)	(411,088)	(14,418)
Transfers between subaccounts, net	(12,330)	(200,497)	131,538
Maintenance charges and mortality adjustments	(1,274)	(14,136)	(208)

Increase (decrease) in net assets from contract transactions	(30,765)	(620,692)	116,912

Total increase (decrease) in net assets	(29,328)	(395,331)	160,971

Net assets as of December 31, 2025	$372,075	$1,760,755	$337,587

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Internet	Rydex VIF Inverse Dow 2x Strategy(d)	Rydex VIF Inverse Government Long Bond Strategy(d)
Net assets as of December 31, 2023	$565,003	$156,518	$250,278

Investment income (loss):
Dividend distributions	—	10,233	11,616
Investment Expenses:
Mortality and expense risk and administrative charges	(7,503)	(1,700)	(3,134)

Net investment income (loss)	(7,503)	8,533	8,482

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(15,482)	(5,713)	23,018
Change in unrealized appreciation (depreciation)	141,405	(29,096)	5,716

Net gain (loss) on investments	125,923	(34,809)	28,734

Net increase (decrease) in net assets from operations	118,420	(26,276)	37,216

Contract owner transactions:
Variable annuity deposits	3,295	—	360
Terminations, withdrawals and annuity payments	(91,080)	(1,699)	(5,207)
Transfers between subaccounts, net	33,897	10,669	(7,673)
Maintenance charges and mortality adjustments	(4,617)	(361)	(1,340)

Increase (decrease) in net assets from contract transactions	(58,505)	8,609	(13,860)

Total increase (decrease) in net assets	59,915	(17,667)	23,356

Net assets as of December 31, 2024	$624,918	$138,851	$273,634

Investment income (loss):
Dividend distributions	—	7,499	18,735
Investment Expenses:
Mortality and expense risk and administrative charges	(7,961)	(1,476)	(3,169)

Net investment income (loss)	(7,961)	6,023	15,566

Increase (decrease) in net assets from operations:
Capital gain distributions	70,464	—	—
Realized capital gain (loss) on investments	2,651	(13,362)	14,711
Change in unrealized appreciation (depreciation)	37,190	(21,209)	(29,895)

Net gain (loss) on investments	110,305	(34,571)	(15,184)

Net increase (decrease) in net assets from operations	102,344	(28,548)	382

Contract owner transactions:
Variable annuity deposits	—	—	360
Terminations, withdrawals and annuity payments	(157,696)	(3,088)	(26,034)
Transfers between subaccounts, net	368	(11,452)	(6,690)
Maintenance charges and mortality adjustments	(4,677)	(259)	(1,317)

Increase (decrease) in net assets from contract transactions	(162,005)	(14,799)	(33,681)

Total increase (decrease) in net assets	(59,661)	(43,347)	(33,299)

Net assets as of December 31, 2025	$565,257	$95,504	$240,335

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Inverse Mid-Cap Strategy(d)	Rydex VIF Inverse NASDAQ-100® Strategy(d)	Rydex VIF Inverse Russell 2000® Strategy(d)
Net assets as of December 31, 2023	$21,124	$110,313	$70,948

Investment income (loss):
Dividend distributions	867	3,968	5,568
Investment Expenses:
Mortality and expense risk and administrative charges	(237)	(1,315)	(720)

Net investment income (loss)	630	2,653	4,848

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,398)	(16,187)	(5,654)
Change in unrealized appreciation (depreciation)	(855)	(8,539)	(4,830)

Net gain (loss) on investments	(2,253)	(24,726)	(10,484)

Net increase (decrease) in net assets from operations	(1,623)	(22,073)	(5,636)

Contract owner transactions:
Variable annuity deposits	—	90	—
Terminations, withdrawals and annuity payments	(2)	(23,573)	(11,267)
Transfers between subaccounts, net	(4,375)	43,072	9,757
Maintenance charges and mortality adjustments	(39)	(488)	(648)

Increase (decrease) in net assets from contract transactions	(4,416)	19,101	(2,158)

Total increase (decrease) in net assets	(6,039)	(2,972)	(7,794)

Net assets as of December 31, 2024	$15,085	$107,341	$63,154

Investment income (loss):
Dividend distributions	523	713	811
Investment Expenses:
Mortality and expense risk and administrative charges	(195)	(860)	(392)

Net investment income (loss)	328	(147)	419

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(556)	(57,048)	(1,568)
Change in unrealized appreciation (depreciation)	(720)	13,439	3,034

Net gain (loss) on investments	(1,276)	(43,609)	1,466

Net increase (decrease) in net assets from operations	(948)	(43,756)	1,885

Contract owner transactions:
Variable annuity deposits	—	172	—
Terminations, withdrawals and annuity payments	(1)	(2,592)	(6,520)
Transfers between subaccounts, net	114	(36,614)	(22,748)
Maintenance charges and mortality adjustments	(26)	(79)	(356)

Increase (decrease) in net assets from contract transactions	87	(39,113)	(29,624)

Total increase (decrease) in net assets	(861)	(82,869)	(27,739)

Net assets as of December 31, 2025	$14,224	$24,472	$35,415

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Inverse S&P 500 Strategy(d)	Rydex VIF Japan 2x Strategy(d)	Rydex VIF Leisure
Net assets as of December 31, 2023	$113,402	$218,523	$364,248

Investment income (loss):
Dividend distributions	11,723	7,467	175
Investment Expenses:
Mortality and expense risk and administrative charges	(1,126)	(2,844)	(4,079)

Net investment income (loss)	10,597	4,623	(3,904)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(27,796)	688	3,739
Change in unrealized appreciation (depreciation)	4	(5,938)	41,333

Net gain (loss) on investments	(27,792)	(5,250)	45,072

Net increase (decrease) in net assets from operations	(17,195)	(627)	41,168

Contract owner transactions:
Variable annuity deposits	—	360	—
Terminations, withdrawals and annuity payments	(17,064)	(14,244)	(69,080)
Transfers between subaccounts, net	9,498	(19,571)	(10,036)
Maintenance charges and mortality adjustments	(684)	(1,869)	(1,557)

Increase (decrease) in net assets from contract transactions	(8,250)	(35,324)	(80,673)

Total increase (decrease) in net assets	(25,445)	(35,951)	(39,505)

Net assets as of December 31, 2024	$87,957	$182,572	$324,743

Investment income (loss):
Dividend distributions	12,344	8,677	—
Investment Expenses:
Mortality and expense risk and administrative charges	(945)	(2,696)	(4,544)

Net investment income (loss)	11,399	5,981	(4,544)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(12,220)	9,040	(4,553)
Change in unrealized appreciation (depreciation)	(11,481)	71,264	26,238

Net gain (loss) on investments	(23,701)	80,304	21,685

Net increase (decrease) in net assets from operations	(12,302)	86,285	17,141

Contract owner transactions:
Variable annuity deposits	241	360	—
Terminations, withdrawals and annuity payments	(9,889)	(53,443)	(50,009)
Transfers between subaccounts, net	291,225	5,968	151,589
Maintenance charges and mortality adjustments	(467)	(1,855)	(1,642)

Increase (decrease) in net assets from contract transactions	281,110	(48,970)	99,938

Total increase (decrease) in net assets	268,808	37,315	117,079

Net assets as of December 31, 2025	$356,765	$219,887	$441,822

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Mid- Cap 1.5x Strategy(d)	Rydex VIF Money Market	Rydex VIF NASDAQ-100®
Net assets as of December 31, 2023	$522,720	$36,463,589	$8,503,353

Investment income (loss):
Dividend distributions	3,161	1,359,007	19,409
Investment Expenses:
Mortality and expense risk and administrative charges	(6,809)	(330,469)	(130,174)

Net investment income (loss)	(3,648)	1,028,538	(110,765)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,797	179,655
Realized capital gain (loss) on investments	17,812	—	1,936,946
Change in unrealized appreciation (depreciation)	54,402	—	536,645

Net gain (loss) on investments	72,214	8,797	2,653,246

Net increase (decrease) in net assets from operations	68,566	1,037,335	2,542,481

Contract owner transactions:
Variable annuity deposits	—	8,317,936	1,258,174
Terminations, withdrawals and annuity payments	(120,819)	(6,945,595)	(1,548,360)
Transfers between subaccounts, net	(4,631)	(2,471,547)	(1,377,470)
Maintenance charges and mortality adjustments	(3,521)	(125,591)	(53,733)

Increase (decrease) in net assets from contract transactions	(128,971)	(1,224,797)	(1,721,389)

Total increase (decrease) in net assets	(60,405)	(187,462)	821,092

Net assets as of December 31, 2024	$462,315	$36,276,127	$9,324,445

Investment income (loss):
Dividend distributions	1,918	1,121,239	2,548
Investment Expenses:
Mortality and expense risk and administrative charges	(5,757)	(334,674)	(83,338)

Net investment income (loss)	(3,839)	786,565	(80,790)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,321	—	463,357
Realized capital gain (loss) on investments	65,649	—	2,688,541
Change in unrealized appreciation (depreciation)	(309)	—	(600,748)

Net gain (loss) on investments	66,661	—	2,551,150

Net increase (decrease) in net assets from operations	62,822	786,565	2,470,360

Contract owner transactions:
Variable annuity deposits	—	9,848,557	31,839
Terminations, withdrawals and annuity payments	(83,570)	(9,258,749)	(1,273,775)
Transfers between subaccounts, net	(46,783)	1,177,340	(2,750,869)
Maintenance charges and mortality adjustments	(2,887)	(91,627)	(27,936)

Increase (decrease) in net assets from contract transactions	(133,240)	1,675,521	(4,020,741)

Total increase (decrease) in net assets	(70,418)	2,462,086	(1,550,381)

Net assets as of December 31, 2025	$391,897	$38,738,213	$7,774,064

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF NASDAQ-100® 2x Strategy(d)	Rydex VIF Nova(d)	Rydex VIF Precious Metals
Net assets as of December 31, 2023	$15,279,296	$2,408,690	$3,030,318

Investment income (loss):
Dividend distributions	—	—	50,958
Investment Expenses:
Mortality and expense risk and administrative charges	(177,729)	(30,341)	(35,237)

Net investment income (loss)	(177,729)	(30,341)	15,721

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	6,859,835	202,040	195,117
Change in unrealized appreciation (depreciation)	211,391	504,919	(20,243)

Net gain (loss) on investments	7,071,226	706,959	174,874

Net increase (decrease) in net assets from operations	6,893,497	676,618	190,595

Contract owner transactions:
Variable annuity deposits	446	—	32
Terminations, withdrawals and annuity payments	(551,885)	(595,416)	(369,938)
Transfers between subaccounts, net	(3,520,365)	99,351	32,214
Maintenance charges and mortality adjustments	(119,209)	(11,654)	(11,005)

Increase (decrease) in net assets from contract transactions	(4,191,013)	(507,719)	(348,697)

Total increase (decrease) in net assets	2,702,484	168,899	(158,102)

Net assets as of December 31, 2024	$17,981,780	$2,577,589	$2,872,216

Investment income (loss):
Dividend distributions	—	—	97,868
Investment Expenses:
Mortality and expense risk and administrative charges	(257,259)	(30,417)	(44,468)

Net investment income (loss)	(257,259)	(30,417)	53,400

Increase (decrease) in net assets from operations:
Capital gain distributions	1,564,663	—	—
Realized capital gain (loss) on investments	1,952,637	222,513	1,197,708
Change in unrealized appreciation (depreciation)	643,248	197,642	2,604,066

Net gain (loss) on investments	4,160,548	420,155	3,801,774

Net increase (decrease) in net assets from operations	3,903,289	389,738	3,855,174

Contract owner transactions:
Variable annuity deposits	28,054	—	25,950
Terminations, withdrawals and annuity payments	(1,580,415)	(376,035)	(658,190)
Transfers between subaccounts, net	5,075,491	8,953	(1,132,494)
Maintenance charges and mortality adjustments	(172,494)	(11,583)	(13,739)

Increase (decrease) in net assets from contract transactions	3,350,636	(378,665)	(1,778,473)

Total increase (decrease) in net assets	7,253,925	11,073	2,076,701

Net assets as of December 31, 2025	$25,235,705	$2,588,662	$4,948,917

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Real Estate	Rydex VIF Retailing	Rydex VIF Russell 2000® 1.5x Strategy(d)
Net assets as of December 31, 2023	$1,421,965	$431,788	$515,376

Investment income (loss):
Dividend distributions	16,802	—	4,289
Investment Expenses:
Mortality and expense risk and administrative charges	(16,184)	(4,314)	(5,930)

Net investment income (loss)	618	(4,314)	(1,641)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(41,005)	18,768	(43,091)
Change in unrealized appreciation (depreciation)	81,612	37,110	80,380

Net gain (loss) on investments	40,607	55,878	37,289

Net increase (decrease) in net assets from operations	41,225	51,564	35,648

Contract owner transactions:
Variable annuity deposits	7,511	—	90
Terminations, withdrawals and annuity payments	(175,528)	(117,227)	(91,840)
Transfers between subaccounts, net	(89,097)	2,794	11,563
Maintenance charges and mortality adjustments	(7,494)	(2,353)	(3,437)

Increase (decrease) in net assets from contract transactions	(264,608)	(116,786)	(83,624)

Total increase (decrease) in net assets	(223,383)	(65,222)	(47,976)

Net assets as of December 31, 2024	$1,198,582	$366,566	$467,400

Investment income (loss):
Dividend distributions	17,504	—	5,566
Investment Expenses:
Mortality and expense risk and administrative charges	(13,836)	(3,849)	(4,578)

Net investment income (loss)	3,668	(3,849)	988

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,049	—
Realized capital gain (loss) on investments	(18,942)	14,979	(27,755)
Change in unrealized appreciation (depreciation)	31,028	13,364	40,535

Net gain (loss) on investments	12,086	34,392	12,780

Net increase (decrease) in net assets from operations	15,754	30,543	13,768

Contract owner transactions:
Variable annuity deposits	35,211	—	90
Terminations, withdrawals and annuity payments	(149,598)	(13,219)	(107,899)
Transfers between subaccounts, net	(49,450)	(34,288)	(51,764)
Maintenance charges and mortality adjustments	(6,437)	(2,200)	(2,667)

Increase (decrease) in net assets from contract transactions	(170,274)	(49,707)	(162,240)

Total increase (decrease) in net assets	(154,520)	(19,164)	(148,472)

Net assets as of December 31, 2025	$1,044,062	$347,402	$318,928

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Russell 2000® 2x Strategy(d)	Rydex VIF S&P 500 2x Strategy(d)	Rydex VIF S&P 500 Pure Growth
Net assets as of December 31, 2023	$8,951,595	$4,391,077	$2,762,923

Investment income (loss):
Dividend distributions	93,582	23,856	1,599
Investment Expenses:
Mortality and expense risk and administrative charges	(94,854)	(40,249)	(34,067)

Net investment income (loss)	(1,272)	(16,393)	(32,468)

Increase (decrease) in net assets from operations:
Capital gain distributions	140,758	—	11,187
Realized capital gain (loss) on investments	(410,323)	1,261,155	91,640
Change in unrealized appreciation (depreciation)	(1,715,787)	519,919	577,562

Net gain (loss) on investments	(1,985,352)	1,781,074	680,389

Net increase (decrease) in net assets from operations	(1,986,624)	1,764,681	647,921

Contract owner transactions:
Variable annuity deposits	3,295	330	12,849
Terminations, withdrawals and annuity payments	(262,696)	(1,209,529)	(586,522)
Transfers between subaccounts, net	3,240,986	(915,930)	459,306
Maintenance charges and mortality adjustments	(68,803)	(17,364)	(14,406)

Increase (decrease) in net assets from contract transactions	2,912,782	(2,142,493)	(128,773)

Total increase (decrease) in net assets	926,158	(377,812)	519,148

Net assets as of December 31, 2024	$9,877,753	$4,013,265	$3,282,071

Investment income (loss):
Dividend distributions	246,454	3,591	—
Investment Expenses:
Mortality and expense risk and administrative charges	(46,444)	(42,641)	(33,175)

Net investment income (loss)	200,010	(39,050)	(33,175)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	306,853
Realized capital gain (loss) on investments	(3,266,173)	626,340	59,848
Change in unrealized appreciation (depreciation)	692,796	54,341	(253,512)

Net gain (loss) on investments	(2,573,377)	680,681	113,189

Net increase (decrease) in net assets from operations	(2,373,367)	641,631	80,014

Contract owner transactions:
Variable annuity deposits	—	—	149,304
Terminations, withdrawals and annuity payments	(69,707)	(268,154)	(572,968)
Transfers between subaccounts, net	(2,450,315)	(376,158)	(344,066)
Maintenance charges and mortality adjustments	(34,473)	(21,604)	(12,852)

Increase (decrease) in net assets from contract transactions	(2,554,495)	(665,916)	(780,582)

Total increase (decrease) in net assets	(4,927,862)	(24,285)	(700,568)

Net assets as of December 31, 2025	$4,949,891	$3,988,980	$2,581,503

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value
Net assets as of December 31, 2023	$4,410,036	$1,571,764	$1,404,464

Investment income (loss):
Dividend distributions	59,202	—	851
Investment Expenses:
Mortality and expense risk and administrative charges	(50,851)	(24,153)	(16,271)

Net investment income (loss)	8,351	(24,153)	(15,420)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	210	52,745
Realized capital gain (loss) on investments	182,303	44,555	66,684
Change in unrealized appreciation (depreciation)	300,985	193,078	(80,774)

Net gain (loss) on investments	483,288	237,843	38,655

Net increase (decrease) in net assets from operations	491,639	213,690	23,235

Contract owner transactions:
Variable annuity deposits	341,489	20,956	41,883
Terminations, withdrawals and annuity payments	(664,830)	(274,619)	(242,788)
Transfers between subaccounts, net	45,411	(52,819)	333,511
Maintenance charges and mortality adjustments	(21,173)	(9,633)	(6,019)

Increase (decrease) in net assets from contract transactions	(299,103)	(316,115)	126,587

Total increase (decrease) in net assets	192,536	(102,425)	149,822

Net assets as of December 31, 2024	$4,602,572	$1,469,339	$1,554,286

Investment income (loss):
Dividend distributions	55,465	—	1,207
Investment Expenses:
Mortality and expense risk and administrative charges	(49,541)	(16,672)	(13,635)

Net investment income (loss)	5,924	(16,672)	(12,428)

Increase (decrease) in net assets from operations:
Capital gain distributions	217,386	79,469	98,595
Realized capital gain (loss) on investments	204,595	(12,542)	(61,259)
Change in unrealized appreciation (depreciation)	219,153	16,896	(53,223)

Net gain (loss) on investments	641,134	83,823	(15,887)

Net increase (decrease) in net assets from operations	647,058	67,151	(28,315)

Contract owner transactions:
Variable annuity deposits	94,014	475	54,325
Terminations, withdrawals and annuity payments	(579,959)	(251,009)	(166,200)
Transfers between subaccounts, net	(143,929)	114,920	(508,143)
Maintenance charges and mortality adjustments	(20,927)	(7,547)	(4,724)

Increase (decrease) in net assets from contract transactions	(650,801)	(143,161)	(624,742)

Total increase (decrease) in net assets	(3,743)	(76,010)	(653,057)

Net assets as of December 31, 2025	$4,598,829	$1,393,329	$901,229

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy(d)
Net assets as of December 31, 2023	$1,303,926	$1,433,404	$630,776

Investment income (loss):
Dividend distributions	—	—	20,352
Investment Expenses:
Mortality and expense risk and administrative charges	(17,114)	(14,627)	(8,589)

Net investment income (loss)	(17,114)	(14,627)	11,763

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(73,518)	24,404	4,394
Change in unrealized appreciation (depreciation)	131,393	(14,090)	105,313

Net gain (loss) on investments	57,875	10,314	109,707

Net increase (decrease) in net assets from operations	40,761	(4,313)	121,470

Contract owner transactions:
Variable annuity deposits	20,584	9,618	—
Terminations, withdrawals and annuity payments	(272,289)	(239,531)	(9,018)
Transfers between subaccounts, net	171,065	315,226	(4,673)
Maintenance charges and mortality adjustments	(6,859)	(5,825)	(1,036)

Increase (decrease) in net assets from contract transactions	(87,499)	79,488	(14,727)

Total increase (decrease) in net assets	(46,738)	75,175	106,743

Net assets as of December 31, 2024	$1,257,188	$1,508,579	$737,519

Investment income (loss):
Dividend distributions	—	—	41,165
Investment Expenses:
Mortality and expense risk and administrative charges	(15,614)	(14,530)	(8,166)

Net investment income (loss)	(15,614)	(14,530)	32,999

Increase (decrease) in net assets from operations:
Capital gain distributions	—	42,689	—
Realized capital gain (loss) on investments	(13,394)	(35,080)	(98)
Change in unrealized appreciation (depreciation)	108,305	4,689	(145,837)

Net gain (loss) on investments	94,911	12,298	(145,935)

Net increase (decrease) in net assets from operations	79,297	(2,232)	(112,936)

Contract owner transactions:
Variable annuity deposits	3,228	49,601	—
Terminations, withdrawals and annuity payments	(123,443)	(151,531)	(20,101)
Transfers between subaccounts, net	139,820	305,456	31,958
Maintenance charges and mortality adjustments	(6,778)	(5,305)	(914)

Increase (decrease) in net assets from contract transactions	12,827	198,221	10,943

Total increase (decrease) in net assets	92,124	195,989	(101,993)

Net assets as of December 31, 2025	$1,349,312	$1,704,568	$635,526

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Technology	Rydex VIF Telecommunications	Rydex VIF Transportation
Net assets as of December 31, 2023	$3,287,683	$470,783	$568,981

Investment income (loss):
Dividend distributions	—	3,746	1,076
Investment Expenses:
Mortality and expense risk and administrative charges	(41,635)	(5,317)	(4,715)

Net investment income (loss)	(41,635)	(1,571)	(3,639)

Increase (decrease) in net assets from operations:
Capital gain distributions	148,304	—	—
Realized capital gain (loss) on investments	355,888	508	(7,257)
Change in unrealized appreciation (depreciation)	167,594	54,018	(7,777)

Net gain (loss) on investments	671,786	54,526	(15,034)

Net increase (decrease) in net assets from operations	630,151	52,955	(18,673)

Contract owner transactions:
Variable annuity deposits	57,575	—	3,295
Terminations, withdrawals and annuity payments	(535,243)	(43,470)	(76,915)
Transfers between subaccounts, net	(75,222)	(35,400)	(93,286)
Maintenance charges and mortality adjustments	(17,176)	(1,805)	(2,401)

Increase (decrease) in net assets from contract transactions	(570,066)	(80,675)	(169,307)

Total increase (decrease) in net assets	60,085	(27,720)	(187,980)

Net assets as of December 31, 2024	$3,347,768	$443,063	$381,001

Investment income (loss):
Dividend distributions	—	2,322	—
Investment Expenses:
Mortality and expense risk and administrative charges	(42,047)	(10,405)	(4,836)

Net investment income (loss)	(42,047)	(8,083)	(4,836)

Increase (decrease) in net assets from operations:
Capital gain distributions	334,757	—	—
Realized capital gain (loss) on investments	274,988	16,875	(491)
Change in unrealized appreciation (depreciation)	225,715	265,322	43,116

Net gain (loss) on investments	835,460	282,197	42,625

Net increase (decrease) in net assets from operations	793,413	274,114	37,789

Contract owner transactions:
Variable annuity deposits	3,989	—	—
Terminations, withdrawals and annuity payments	(553,669)	(58,990)	(24,854)
Transfers between subaccounts, net	93,400	703,475	19,185
Maintenance charges and mortality adjustments	(17,532)	(3,466)	(2,304)

Increase (decrease) in net assets from contract transactions	(473,812)	641,019	(7,973)

Total increase (decrease) in net assets	319,601	915,133	29,816

Net assets as of December 31, 2025	$3,667,369	$1,358,196	$410,817

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy(d)	T. Rowe Price Blue Chip Growth
Net assets as of December 31, 2023	$2,178,641	$81,837	$2,721,019

Investment income (loss):
Dividend distributions	29,297	4,215	—
Investment Expenses:
Mortality and expense risk and administrative charges	(26,393)	(809)	(16,054)

Net investment income (loss)	2,904	3,406	(16,054)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	153,608
Realized capital gain (loss) on investments	53,030	(3,272)	157,264
Change in unrealized appreciation (depreciation)	301,029	(10,514)	633,797

Net gain (loss) on investments	354,059	(13,786)	944,669

Net increase (decrease) in net assets from operations	356,963	(10,380)	928,615

Contract owner transactions:
Variable annuity deposits	4,504	—	204,409
Terminations, withdrawals and annuity payments	(199,763)	(18,189)	(494,991)
Transfers between subaccounts, net	35,700	631	225,787
Maintenance charges and mortality adjustments	(9,983)	(286)	(3,426)

Increase (decrease) in net assets from contract transactions	(169,542)	(17,844)	(68,221)

Total increase (decrease) in net assets	187,421	(28,224)	860,394

Net assets as of December 31, 2024	$2,366,062	$53,613	$3,581,413

Investment income (loss):
Dividend distributions	37,637	5,122	—
Investment Expenses:
Mortality and expense risk and administrative charges	(29,298)	(847)	(16,226)

Net investment income (loss)	8,339	4,275	(16,226)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	306,339
Realized capital gain (loss) on investments	194,280	(8,307)	154,382
Change in unrealized appreciation (depreciation)	148,099	11,107	57,576

Net gain (loss) on investments	342,379	2,800	518,297

Net increase (decrease) in net assets from operations	350,718	7,075	502,071

Contract owner transactions:
Variable annuity deposits	6,431	—	—
Terminations, withdrawals and annuity payments	(337,371)	(7,906)	(284,779)
Transfers between subaccounts, net	(123,730)	25,468	(361,844)
Maintenance charges and mortality adjustments	(10,553)	(315)	(3,449)

Increase (decrease) in net assets from contract transactions	(465,223)	17,247	(650,072)

Total increase (decrease) in net assets	(114,505)	24,322	(148,001)

Net assets as of December 31, 2025	$2,251,557	$77,935	$3,433,412

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	T. Rowe Price Capital Appreciation	T. Rowe Price Equity Income	T. Rowe Price Growth Stock
Net assets as of December 31, 2023	$6,911,313	$1,267,230	$5,805,195

Investment income (loss):
Dividend distributions	123,529	22,515	—
Investment Expenses:
Mortality and expense risk and administrative charges	(61,223)	(5,250)	(57,222)

Net investment income (loss)	62,306	17,265	(57,222)

Increase (decrease) in net assets from operations:
Capital gain distributions	487,005	94,536	459,933
Realized capital gain (loss) on investments	214,223	838	275,453
Change in unrealized appreciation (depreciation)	(48,461)	23,493	847,822

Net gain (loss) on investments	652,767	118,867	1,583,208

Net increase (decrease) in net assets from operations	715,073	136,132	1,525,986

Contract owner transactions:
Variable annuity deposits	92,926	29,241	89,753
Terminations, withdrawals and annuity payments	(947,796)	(30,285)	(630,237)
Transfers between subaccounts, net	(213,966)	41,155	(87,080)
Maintenance charges and mortality adjustments	(14,336)	(619)	(15,910)

Increase (decrease) in net assets from contract transactions	(1,083,172)	39,492	(643,474)

Total increase (decrease) in net assets	(368,099)	175,624	882,512

Net assets as of December 31, 2024	$6,543,214	$1,442,854	$6,687,707

Investment income (loss):
Dividend distributions	94,323	25,132	—
Investment Expenses:
Mortality and expense risk and administrative charges	(56,943)	(5,861)	(59,793)

Net investment income (loss)	37,380	19,271	(59,793)

Increase (decrease) in net assets from operations:
Capital gain distributions	395,370	183,557	956,267
Realized capital gain (loss) on investments	180,992	3,835	336,808
Change in unrealized appreciation (depreciation)	37,838	15,348	(383,952)

Net gain (loss) on investments	614,200	202,740	909,123

Net increase (decrease) in net assets from operations	651,580	222,011	849,330

Contract owner transactions:
Variable annuity deposits	70,271	325,599	104,921
Terminations, withdrawals and annuity payments	(869,639)	(78,809)	(825,746)
Transfers between subaccounts, net	(291,985)	5,412	331,004
Maintenance charges and mortality adjustments	(14,396)	(602)	(17,865)

Increase (decrease) in net assets from contract transactions	(1,105,749)	251,600	(407,686)

Total increase (decrease) in net assets	(454,169)	473,611	441,644

Net assets as of December 31, 2025	$6,089,045	$1,916,465	$7,129,351

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	T. Rowe Price Retirement 2010
Net assets as of December 31, 2023	$10,321,598	$187,932	$1,673

Investment income (loss):
Dividend distributions	—	4,320	44
Investment Expenses:
Mortality and expense risk and administrative charges	(84,859)	(1,127)	(17)

Net investment income (loss)	(84,859)	3,193	27

Increase (decrease) in net assets from operations:
Capital gain distributions	908,639	—	20
Realized capital gain (loss) on investments	184,661	751	(2)
Change in unrealized appreciation (depreciation)	(885,328)	118	72

Net gain (loss) on investments	207,972	869	90

Net increase (decrease) in net assets from operations	123,113	4,062	117

Contract owner transactions:
Variable annuity deposits	394,070	85,119	—
Terminations, withdrawals and annuity payments	(1,081,821)	(12,568)	—
Transfers between subaccounts, net	(28,381)	(125,292)	—
Maintenance charges and mortality adjustments	(28,120)	(317)	(5)

Increase (decrease) in net assets from contract transactions	(744,252)	(53,058)	(5)

Total increase (decrease) in net assets	(621,139)	(48,996)	112

Net assets as of December 31, 2024	$9,700,459	$138,936	$1,785

Investment income (loss):
Dividend distributions	—	5,688	52
Investment Expenses:
Mortality and expense risk and administrative charges	(66,904)	(1,458)	(17)

Net investment income (loss)	(66,904)	4,230	35

Increase (decrease) in net assets from operations:
Capital gain distributions	307,401	—	50
Realized capital gain (loss) on investments	(100,441)	1,341	(1)
Change in unrealized appreciation (depreciation)	1,088,887	864	98

Net gain (loss) on investments	1,295,847	2,205	147

Net increase (decrease) in net assets from operations	1,228,943	6,435	182

Contract owner transactions:
Variable annuity deposits	174,536	78,202	—
Terminations, withdrawals and annuity payments	(898,919)	(17,797)	—
Transfers between subaccounts, net	(1,276,908)	(85,035)	—
Maintenance charges and mortality adjustments	(18,284)	(419)	(7)

Increase (decrease) in net assets from contract transactions	(2,019,575)	(25,049)	(7)

Total increase (decrease) in net assets	(790,632)	(18,614)	175

Net assets as of December 31, 2025	$8,909,827	$120,322	$1,960

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	T. Rowe Price Retirement 2015	T. Rowe Price Retirement 2020	T. Rowe Price Retirement 2025
Net assets as of December 31, 2023	$176,071	$126,929	$67,769

Investment income (loss):
Dividend distributions	5,111	3,029	739
Investment Expenses:
Mortality and expense risk and administrative charges	(1,926)	(1,220)	(480)

Net investment income (loss)	3,185	1,809	259

Increase (decrease) in net assets from operations:
Capital gain distributions	2,690	2,206	588
Realized capital gain (loss) on investments	(202)	(153)	95
Change in unrealized appreciation (depreciation)	9,064	5,865	3,635

Net gain (loss) on investments	11,552	7,918	4,318

Net increase (decrease) in net assets from operations	14,737	9,727	4,577

Contract owner transactions:
Variable annuity deposits	35,264	2,080	3,840
Terminations, withdrawals and annuity payments	(944)	—	(38,937)
Transfers between subaccounts, net	(31)	—	(2)
Maintenance charges and mortality adjustments	(39)	(411)	(736)

Increase (decrease) in net assets from contract transactions	34,250	1,669	(35,835)

Total increase (decrease) in net assets	48,987	11,396	(31,258)

Net assets as of December 31, 2024	$225,058	$138,325	$36,511

Investment income (loss):
Dividend distributions	6,138	1,350	1,010
Investment Expenses:
Mortality and expense risk and administrative charges	(2,131)	(1,163)	(363)

Net investment income (loss)	4,007	187	647

Increase (decrease) in net assets from operations:
Capital gain distributions	6,455	1,641	1,371
Realized capital gain (loss) on investments	4	559	25
Change in unrealized appreciation (depreciation)	13,143	12,509	2,326

Net gain (loss) on investments	19,602	14,709	3,722

Net increase (decrease) in net assets from operations	23,609	14,896	4,369

Contract owner transactions:
Variable annuity deposits	—	1,760	3,840
Terminations, withdrawals and annuity payments	—	(99,831)	—
Transfers between subaccounts, net	—	(3)	—
Maintenance charges and mortality adjustments	—	(375)	(348)

Increase (decrease) in net assets from contract transactions	—	(98,449)	3,492

Total increase (decrease) in net assets	23,609	(83,553)	7,861

Net assets as of December 31, 2025	$248,667	$54,772	$44,372

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	T. Rowe Price Retirement 2030	T. Rowe Price Retirement 2035	T. Rowe Price Retirement 2040
Net assets as of December 31, 2023	$322,886	$74,460	$173,747

Investment income (loss):
Dividend distributions	4,658	1,171	2,129
Investment Expenses:
Mortality and expense risk and administrative charges	(2,867)	(756)	(1,730)

Net investment income (loss)	1,791	415	399

Increase (decrease) in net assets from operations:
Capital gain distributions	3,433	535	1,383
Realized capital gain (loss) on investments	2,540	29	3,089
Change in unrealized appreciation (depreciation)	22,070	6,914	15,756

Net gain (loss) on investments	28,043	7,478	20,228

Net increase (decrease) in net assets from operations	29,834	7,893	20,627

Contract owner transactions:
Variable annuity deposits	4,834	6,580	23,089
Terminations, withdrawals and annuity payments	(77,799)	—	(23,069)
Transfers between subaccounts, net	(1,485)	(8)	(144)
Maintenance charges and mortality adjustments	(753)	(289)	(1,101)

Increase (decrease) in net assets from contract transactions	(75,203)	6,283	(1,225)

Total increase (decrease) in net assets	(45,369)	14,176	19,402

Net assets as of December 31, 2024	$277,517	$88,636	$193,149

Investment income (loss):
Dividend distributions	5,812	1,569	2,771
Investment Expenses:
Mortality and expense risk and administrative charges	(2,651)	(884)	(1,972)

Net investment income (loss)	3,161	685	799

Increase (decrease) in net assets from operations:
Capital gain distributions	10,132	2,915	6,627
Realized capital gain (loss) on investments	296	94	1,287
Change in unrealized appreciation (depreciation)	21,547	9,707	23,762

Net gain (loss) on investments	31,975	12,716	31,676

Net increase (decrease) in net assets from operations	35,136	13,401	32,475

Contract owner transactions:
Variable annuity deposits	286	7,091	20,824
Terminations, withdrawals and annuity payments	—	—	(4,500)
Transfers between subaccounts, net	80,936	(2)	21
Maintenance charges and mortality adjustments	(778)	(321)	(414)

Increase (decrease) in net assets from contract transactions	80,444	6,768	15,931

Total increase (decrease) in net assets	115,580	20,169	48,406

Net assets as of December 31, 2025	$393,097	$108,805	$241,555

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	T. Rowe Price Retirement 2045	T. Rowe Price Retirement 2050	T. Rowe Price Retirement 2055
Net assets as of December 31, 2023	$8,625	$649	$48,438

Investment income (loss):
Dividend distributions	104	9	476
Investment Expenses:
Mortality and expense risk and administrative charges	(93)	(7)	(485)

Net investment income (loss)	11	2	(9)

Increase (decrease) in net assets from operations:
Capital gain distributions	62	6	262
Realized capital gain (loss) on investments	14	1	127
Change in unrealized appreciation (depreciation)	1,071	85	5,815

Net gain (loss) on investments	1,147	92	6,204

Net increase (decrease) in net assets from operations	1,158	94	6,195

Contract owner transactions:
Variable annuity deposits	1,108	278	1,059
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	(1)	—	1
Maintenance charges and mortality adjustments	(94)	(10)	(182)

Increase (decrease) in net assets from contract transactions	1,013	268	878

Total increase (decrease) in net assets	2,171	362	7,073

Net assets as of December 31, 2024	$10,796	$1,011	$55,511

Investment income (loss):
Dividend distributions	146	12	421
Investment Expenses:
Mortality and expense risk and administrative charges	(123)	(11)	(434)

Net investment income (loss)	23	1	(13)

Increase (decrease) in net assets from operations:
Capital gain distributions	369	39	1,255
Realized capital gain (loss) on investments	31	4	3,587
Change in unrealized appreciation (depreciation)	1,736	153	1,972

Net gain (loss) on investments	2,136	196	6,814

Net increase (decrease) in net assets from operations	2,159	197	6,801

Contract owner transactions:
Variable annuity deposits	2,936	251	168
Terminations, withdrawals and annuity payments	—	—	(15,300)
Transfers between subaccounts, net	—	—	(91)
Maintenance charges and mortality adjustments	(112)	(16)	(169)

Increase (decrease) in net assets from contract transactions	2,824	235	(15,392)

Total increase (decrease) in net assets	4,983	432	(8,591)

Net assets as of December 31, 2025	$15,779	$1,443	$46,920

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	T. Rowe Price Retirement Balanced	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund
Net assets as of December 31, 2023	$136,138	$5,472,435	$3,680,596

Investment income (loss):
Dividend distributions	2,259	201,375	81,015
Investment Expenses:
Mortality and expense risk and administrative charges	(855)	(56,845)	(45,214)

Net investment income (loss)	1,404	144,530	35,801

Increase (decrease) in net assets from operations:
Capital gain distributions	576	38,701	—
Realized capital gain (loss) on investments	(9,634)	(258,258)	79,142
Change in unrealized appreciation (depreciation)	13,527	385,532	(184,168)

Net gain (loss) on investments	4,469	165,975	(105,026)

Net increase (decrease) in net assets from operations	5,873	310,505	(69,225)

Contract owner transactions:
Variable annuity deposits	700	71,173	3,311
Terminations, withdrawals and annuity payments	(62,868)	(776,903)	(533,641)
Transfers between subaccounts, net	(181)	(169,256)	97,480
Maintenance charges and mortality adjustments	(1,817)	(23,861)	(18,807)

Increase (decrease) in net assets from contract transactions	(64,166)	(898,847)	(451,657)

Total increase (decrease) in net assets	(58,293)	(588,342)	(520,882)

Net assets as of December 31, 2024	$77,845	$4,884,093	$3,159,714

Investment income (loss):
Dividend distributions	2,330	28,909	84,803
Investment Expenses:
Mortality and expense risk and administrative charges	(728)	(64,967)	(46,762)

Net investment income (loss)	1,602	(36,058)	38,041

Increase (decrease) in net assets from operations:
Capital gain distributions	1,317	90,223	236,788
Realized capital gain (loss) on investments	(202)	126,666	96,108
Change in unrealized appreciation (depreciation)	4,779	2,148,573	498,525

Net gain (loss) on investments	5,894	2,365,462	831,421

Net increase (decrease) in net assets from operations	7,496	2,329,404	869,462

Contract owner transactions:
Variable annuity deposits	540	73,286	9,450
Terminations, withdrawals and annuity payments	(4,048)	(1,231,925)	(459,333)
Transfers between subaccounts, net	—	2,114,814	378,276
Maintenance charges and mortality adjustments	(467)	(25,390)	(18,998)

Increase (decrease) in net assets from contract transactions	(3,975)	930,785	(90,605)

Total increase (decrease) in net assets	3,521	3,260,189	778,857

Net assets as of December 31, 2025	$81,366	$8,144,282	$3,938,571

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Third Avenue Value
Net assets as of December 31, 2023	$765,260	$4,227	$76,425

Investment income (loss):
Dividend distributions	—	42	4,708
Investment Expenses:
Mortality and expense risk and administrative charges	(4,554)	(33)	(1,199)

Net investment income (loss)	(4,554)	9	3,509

Increase (decrease) in net assets from operations:
Capital gain distributions	—	14	14,397
Realized capital gain (loss) on investments	(13,997)	(661)	383
Change in unrealized appreciation (depreciation)	(79,399)	670	(32,479)

Net gain (loss) on investments	(93,396)	23	(17,699)

Net increase (decrease) in net assets from operations	(97,950)	32	(14,190)

Contract owner transactions:
Variable annuity deposits	55,736	—	33,685
Terminations, withdrawals and annuity payments	(73,323)	(4,262)	(4,002)
Transfers between subaccounts, net	108,032	8	109,652
Maintenance charges and mortality adjustments	(2,018)	(5)	(319)

Increase (decrease) in net assets from contract transactions	88,427	(4,259)	139,016

Total increase (decrease) in net assets	(9,523)	(4,227)	124,826

Net assets as of December 31, 2024	$755,737	$—	$201,251

Investment income (loss):
Dividend distributions	—	—	4,558
Investment Expenses:
Mortality and expense risk and administrative charges	(5,015)	—	(1,131)

Net investment income (loss)	(5,015)	—	3,427

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	14,796
Realized capital gain (loss) on investments	(17,679)	—	1,581
Change in unrealized appreciation (depreciation)	143,607	—	42,245

Net gain (loss) on investments	125,928	—	58,622

Net increase (decrease) in net assets from operations	120,913	—	62,049

Contract owner transactions:
Variable annuity deposits	5,325	—	—
Terminations, withdrawals and annuity payments	(42,073)	—	(4,877)
Transfers between subaccounts, net	1,428	—	(25,579)
Maintenance charges and mortality adjustments	(1,853)	—	(373)

Increase (decrease) in net assets from contract transactions	(37,173)	—	(30,829)

Total increase (decrease) in net assets	83,740	—	31,220

Net assets as of December 31, 2025	$839,477	$—	$232,471

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	TOPS® Aggressive Growth ETF	TOPS® Balanced ETF	TOPS® Conservative ETF
Net assets as of December 31, 2023	$42,918	$973,011	$786,319

Investment income (loss):
Dividend distributions	565	16,467	21,944
Investment Expenses:
Mortality and expense risk and administrative charges	(151)	(2,459)	(2,493)

Net investment income (loss)	414	14,008	19,451

Increase (decrease) in net assets from operations:
Capital gain distributions	470	4,212	7,281
Realized capital gain (loss) on investments	51	4,526	514
Change in unrealized appreciation (depreciation)	5,628	37,228	25,146

Net gain (loss) on investments	6,149	45,966	32,941

Net increase (decrease) in net assets from operations	6,563	59,974	52,392

Contract owner transactions:
Variable annuity deposits	—	—	237,454
Terminations, withdrawals and annuity payments	(338)	(71,377)	(31,564)
Transfers between subaccounts, net	13,665	—	—
Maintenance charges and mortality adjustments	(121)	(1,953)	(2,724)

Increase (decrease) in net assets from contract transactions	13,206	(73,330)	203,166

Total increase (decrease) in net assets	19,769	(13,356)	255,558

Net assets as of December 31, 2024	$62,687	$959,655	$1,041,877

Investment income (loss):
Dividend distributions	619	17,389	23,204
Investment Expenses:
Mortality and expense risk and administrative charges	(169)	(2,435)	(2,674)

Net investment income (loss)	450	14,954	20,530

Increase (decrease) in net assets from operations:
Capital gain distributions	953	10,856	7,019
Realized capital gain (loss) on investments	92	8,506	2,571
Change in unrealized appreciation (depreciation)	10,042	79,058	66,885

Net gain (loss) on investments	11,087	98,420	76,475

Net increase (decrease) in net assets from operations	11,537	113,374	97,005

Contract owner transactions:
Variable annuity deposits	6,494	—	—
Terminations, withdrawals and annuity payments	(369)	(74,189)	(41,692)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(136)	(1,946)	(2,933)

Increase (decrease) in net assets from contract transactions	5,989	(76,135)	(44,625)

Total increase (decrease) in net assets	17,526	37,239	52,380

Net assets as of December 31, 2025	$80,213	$996,894	$1,094,257

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	TOPS® Growth ETF	TOPS® Moderate Growth ETF	VanEck VIP Global Gold
Net assets as of December 31, 2023	$396,338	$790,527	$356,983

Investment income (loss):
Dividend distributions	4,243	20,590	32,261
Investment Expenses:
Mortality and expense risk and administrative charges	(1,060)	(2,678)	(3,329)

Net investment income (loss)	3,183	17,912	28,932

Increase (decrease) in net assets from operations:
Capital gain distributions	737	18,062	—
Realized capital gain (loss) on investments	612	1,621	13,026
Change in unrealized appreciation (depreciation)	35,784	34,498	(59,281)

Net gain (loss) on investments	37,133	54,181	(46,255)

Net increase (decrease) in net assets from operations	40,316	72,093	(17,323)

Contract owner transactions:
Variable annuity deposits	—	578,480	896,041
Terminations, withdrawals and annuity payments	(3,533)	(8,658)	(31,479)
Transfers between subaccounts, net	—	(701)	(146,762)
Maintenance charges and mortality adjustments	(848)	(961)	(597)

Increase (decrease) in net assets from contract transactions	(4,381)	568,160	717,203

Total increase (decrease) in net assets	35,935	640,253	699,880

Net assets as of December 31, 2024	$432,273	$1,430,780	$1,056,863

Investment income (loss):
Dividend distributions	3,994	22,689	30,996
Investment Expenses:
Mortality and expense risk and administrative charges	(1,108)	(3,778)	(12,932)

Net investment income (loss)	2,886	18,911	18,064

Increase (decrease) in net assets from operations:
Capital gain distributions	6,353	24,324	—
Realized capital gain (loss) on investments	14,369	3,023	728,786
Change in unrealized appreciation (depreciation)	49,213	160,614	1,033,697

Net gain (loss) on investments	69,935	187,961	1,762,483

Net increase (decrease) in net assets from operations	72,821	206,872	1,780,547

Contract owner transactions:
Variable annuity deposits	—	—	117,886
Terminations, withdrawals and annuity payments	(61,504)	(17,520)	(130,652)
Transfers between subaccounts, net	—	—	(318,736)
Maintenance charges and mortality adjustments	(887)	(1,772)	(1,352)

Increase (decrease) in net assets from contract transactions	(62,391)	(19,292)	(332,854)

Total increase (decrease) in net assets	10,430	187,580	1,447,693

Net assets as of December 31, 2025	$442,703	$1,618,360	$2,504,556

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	VanEck VIP Global Resources	Vanguard® VIF Balanced	Vanguard® VIF Capital Growth
Net assets as of December 31, 2023	$518,297	$3,821,044	$1,335,928

Investment income (loss):
Dividend distributions	14,624	93,798	27,456
Investment Expenses:
Mortality and expense risk and administrative charges	(1,911)	(18,447)	(10,264)

Net investment income (loss)	12,713	75,351	17,192

Increase (decrease) in net assets from operations:
Capital gain distributions	—	202,867	50,185
Realized capital gain (loss) on investments	(3,974)	9,895	44,121
Change in unrealized appreciation (depreciation)	(26,616)	399,485	173,113

Net gain (loss) on investments	(30,590)	612,247	267,419

Net increase (decrease) in net assets from operations	(17,877)	687,598	284,611

Contract owner transactions:
Variable annuity deposits	—	555,261	994,463
Terminations, withdrawals and annuity payments	(7,807)	(915,363)	(80,412)
Transfers between subaccounts, net	74,977	2,207,486	(234,463)
Maintenance charges and mortality adjustments	(141)	(4,803)	(1,290)

Increase (decrease) in net assets from contract transactions	67,029	1,842,581	678,298

Total increase (decrease) in net assets	49,152	2,530,179	962,909

Net assets as of December 31, 2024	$567,449	$6,351,223	$2,298,837

Investment income (loss):
Dividend distributions	17,249	150,417	27,788
Investment Expenses:
Mortality and expense risk and administrative charges	(1,910)	(27,292)	(10,105)

Net investment income (loss)	15,339	123,125	17,683

Increase (decrease) in net assets from operations:
Capital gain distributions	—	644,282	119,398
Realized capital gain (loss) on investments	(655)	64,157	43,054
Change in unrealized appreciation (depreciation)	197,138	603,087	503,344

Net gain (loss) on investments	196,483	1,311,526	665,796

Net increase (decrease) in net assets from operations	211,822	1,434,651	683,479

Contract owner transactions:
Variable annuity deposits	23,097	4,036,082	859,986
Terminations, withdrawals and annuity payments	(33,312)	(452,500)	(181,482)
Transfers between subaccounts, net	86,481	(1,329,972)	(318,260)
Maintenance charges and mortality adjustments	(122)	(5,669)	(1,217)

Increase (decrease) in net assets from contract transactions	76,144	2,247,941	359,027

Total increase (decrease) in net assets	287,966	3,682,592	1,042,506

Net assets as of December 31, 2025	$855,415	$10,033,815	$3,341,343

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Conservative Allocation	Vanguard® VIF Diversified Value	Vanguard® VIF Equity Income
Net assets as of December 31, 2023	$6,285,486	$1,769,036	$3,442,100

Investment income (loss):
Dividend distributions	193,502	32,738	106,383
Investment Expenses:
Mortality and expense risk and administrative charges	(55,176)	(8,753)	(13,125)

Net investment income (loss)	138,326	23,985	93,258

Increase (decrease) in net assets from operations:
Capital gain distributions	164,014	118,329	224,262
Realized capital gain (loss) on investments	(27,928)	31,793	39,029
Change in unrealized appreciation (depreciation)	232,258	108,501	165,502

Net gain (loss) on investments	368,344	258,623	428,793

Net increase (decrease) in net assets from operations	506,670	282,608	522,051

Contract owner transactions:
Variable annuity deposits	1,383,809	574,344	135,106
Terminations, withdrawals and annuity payments	(727,677)	(360,152)	(212,390)
Transfers between subaccounts, net	677,056	207,890	(269,796)
Maintenance charges and mortality adjustments	(8,029)	(1,290)	(2,712)

Increase (decrease) in net assets from contract transactions	1,325,159	420,792	(349,792)

Total increase (decrease) in net assets	1,831,829	703,400	172,259

Net assets as of December 31, 2024	$8,117,315	$2,472,436	$3,614,359

Investment income (loss):
Dividend distributions	198,622	39,386	96,345
Investment Expenses:
Mortality and expense risk and administrative charges	(41,991)	(10,018)	(13,534)

Net investment income (loss)	156,631	29,368	82,811

Increase (decrease) in net assets from operations:
Capital gain distributions	232,671	205,950	292,867
Realized capital gain (loss) on investments	(101,687)	4,646	69,826
Change in unrealized appreciation (depreciation)	542,007	180,334	140,202

Net gain (loss) on investments	672,991	390,930	502,895

Net increase (decrease) in net assets from operations	829,622	420,298	585,706

Contract owner transactions:
Variable annuity deposits	—	249,520	73,333
Terminations, withdrawals and annuity payments	(1,957,430)	(94,362)	(244,318)
Transfers between subaccounts, net	2,128	(7)	(295,976)
Maintenance charges and mortality adjustments	(6,988)	(1,471)	(2,981)

Increase (decrease) in net assets from contract transactions	(1,962,290)	153,680	(469,942)

Total increase (decrease) in net assets	(1,132,668)	573,978	115,764

Net assets as of December 31, 2025	$6,984,647	$3,046,414	$3,730,123

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Equity Index	Vanguard® VIF Global Bond Index	Vanguard® VIF Growth
Net assets as of December 31, 2023	$11,949,221	$1,215,698	$2,679,715

Investment income (loss):
Dividend distributions	146,165	75,201	9,131
Investment Expenses:
Mortality and expense risk and administrative charges	(34,249)	(6,664)	(10,345)

Net investment income (loss)	111,916	68,537	(1,214)

Increase (decrease) in net assets from operations:
Capital gain distributions	417,877	2,799	—
Realized capital gain (loss) on investments	502,025	(1,870)	11,158
Change in unrealized appreciation (depreciation)	1,487,709	342	894,149

Net gain (loss) on investments	2,407,611	1,271	905,307

Net increase (decrease) in net assets from operations	2,519,527	69,808	904,093

Contract owner transactions:
Variable annuity deposits	713,582	1,670,781	172,328
Terminations, withdrawals and annuity payments	(2,452,466)	(37,461)	(86,655)
Transfers between subaccounts, net	(344,565)	3,621	30,802
Maintenance charges and mortality adjustments	(6,347)	(776)	(2,251)

Increase (decrease) in net assets from contract transactions	(2,089,796)	1,636,165	114,224

Total increase (decrease) in net assets	429,731	1,705,973	1,018,317

Net assets as of December 31, 2024	$12,378,952	$2,921,671	$3,698,032

Investment income (loss):
Dividend distributions	137,554	90,114	8,283
Investment Expenses:
Mortality and expense risk and administrative charges	(41,611)	(7,413)	(12,085)

Net investment income (loss)	95,943	82,701	(3,802)

Increase (decrease) in net assets from operations:
Capital gain distributions	265,043	5,494	224,169
Realized capital gain (loss) on investments	156,577	(16,263)	122,636
Change in unrealized appreciation (depreciation)	1,984,364	81,179	352,403

Net gain (loss) on investments	2,405,984	70,410	699,208

Net increase (decrease) in net assets from operations	2,501,927	153,111	695,406

Contract owner transactions:
Variable annuity deposits	2,580,288	535,733	1,037,539
Terminations, withdrawals and annuity payments	(505,360)	(519,604)	(128,729)
Transfers between subaccounts, net	1,963,461	195,717	(247,759)
Maintenance charges and mortality adjustments	(6,945)	(987)	(2,563)

Increase (decrease) in net assets from contract transactions	4,031,444	210,859	658,488

Total increase (decrease) in net assets	6,533,371	363,970	1,353,894

Net assets as of December 31, 2025	$18,912,323	$3,285,641	$5,051,926

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF High Yield Bond	Vanguard® VIF International	Vanguard® VIF Mid-Cap Index
Net assets as of December 31, 2023	$1,302,723	$4,874,327	$5,294,468

Investment income (loss):
Dividend distributions	99,929	56,916	76,811
Investment Expenses:
Mortality and expense risk and administrative charges	(4,776)	(12,924)	(34,578)

Net investment income (loss)	95,153	43,992	42,233

Increase (decrease) in net assets from operations:
Capital gain distributions	—	150,666	64,015
Realized capital gain (loss) on investments	(9,320)	(271,683)	62,852
Change in unrealized appreciation (depreciation)	15,295	453,972	601,776

Net gain (loss) on investments	5,975	332,955	728,643

Net increase (decrease) in net assets from operations	101,128	376,947	770,876

Contract owner transactions:
Variable annuity deposits	596,454	280,723	618,230
Terminations, withdrawals and annuity payments	(74,196)	(430,297)	(363,588)
Transfers between subaccounts, net	(147,599)	(226,957)	(308,489)
Maintenance charges and mortality adjustments	(994)	(3,490)	(4,998)

Increase (decrease) in net assets from contract transactions	373,665	(380,021)	(58,845)

Total increase (decrease) in net assets	474,793	(3,074)	712,031

Net assets as of December 31, 2024	$1,777,516	$4,871,253	$6,006,499

Investment income (loss):
Dividend distributions	128,956	44,906	77,378
Investment Expenses:
Mortality and expense risk and administrative charges	(5,427)	(15,304)	(38,040)

Net investment income (loss)	123,529	29,602	39,338

Increase (decrease) in net assets from operations:
Capital gain distributions	—	302,659	308,263
Realized capital gain (loss) on investments	(7,077)	(79,865)	68,514
Change in unrealized appreciation (depreciation)	59,581	712,667	219,734

Net gain (loss) on investments	52,504	935,461	596,511

Net increase (decrease) in net assets from operations	176,033	965,063	635,849

Contract owner transactions:
Variable annuity deposits	832,322	685,496	810,082
Terminations, withdrawals and annuity payments	(177,278)	(293,548)	(336,282)
Transfers between subaccounts, net	43,794	234,014	84,110
Maintenance charges and mortality adjustments	(1,305)	(3,525)	(5,405)

Increase (decrease) in net assets from contract transactions	697,533	622,437	552,505

Total increase (decrease) in net assets	873,566	1,587,500	1,188,354

Net assets as of December 31, 2025	$2,651,082	$6,458,753	$7,194,853

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Moderate Allocation	Vanguard® VIF Real Estate Index	Vanguard® VIF Short Term Investment Grade
Net assets as of December 31, 2023	$13,307,614	$2,093,474	$8,728,664

Investment income (loss):
Dividend distributions	351,748	69,301	284,249
Investment Expenses:
Mortality and expense risk and administrative charges	(56,160)	(6,907)	(26,550)

Net investment income (loss)	295,588	62,394	257,699

Increase (decrease) in net assets from operations:
Capital gain distributions	286,010	58,463	—
Realized capital gain (loss) on investments	83,293	(19,514)	(18,008)
Change in unrealized appreciation (depreciation)	754,592	19,153	211,297

Net gain (loss) on investments	1,123,895	58,102	193,289

Net increase (decrease) in net assets from operations	1,419,483	120,496	450,988

Contract owner transactions:
Variable annuity deposits	1,392,387	420,272	3,129,248
Terminations, withdrawals and annuity payments	(843,197)	(118,559)	(1,306,434)
Transfers between subaccounts, net	(131,852)	(41,074)	(445,000)
Maintenance charges and mortality adjustments	(17,759)	(1,795)	(6,415)

Increase (decrease) in net assets from contract transactions	399,579	258,844	1,371,399

Total increase (decrease) in net assets	1,819,062	379,340	1,822,387

Net assets as of December 31, 2024	$15,126,676	$2,472,814	$10,551,051

Investment income (loss):
Dividend distributions	396,276	63,833	419,823
Investment Expenses:
Mortality and expense risk and administrative charges	(61,845)	(6,871)	(28,575)

Net investment income (loss)	334,431	56,962	391,248

Increase (decrease) in net assets from operations:
Capital gain distributions	665,709	40,872	—
Realized capital gain (loss) on investments	130,784	(32,483)	30,698
Change in unrealized appreciation (depreciation)	1,343,941	7,257	256,447

Net gain (loss) on investments	2,140,434	15,646	287,145

Net increase (decrease) in net assets from operations	2,474,865	72,608	678,393

Contract owner transactions:
Variable annuity deposits	1,756,035	260,370	473,642
Terminations, withdrawals and annuity payments	(474,061)	(171,751)	(585,593)
Transfers between subaccounts, net	(459,369)	105,074	627,550
Maintenance charges and mortality adjustments	(17,103)	(1,763)	(7,044)

Increase (decrease) in net assets from contract transactions	805,502	191,930	508,555

Total increase (decrease) in net assets	3,280,367	264,538	1,186,948

Net assets as of December 31, 2025	$18,407,043	$2,737,352	$11,737,999

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Small Company Growth (d)	Vanguard® VIF Total Bond Market Index	Vanguard® VIF Total International Stock Market Index
Net assets as of December 31, 2023	$230,648	$17,650,757	$10,949,848

Investment income (loss):
Dividend distributions	970	504,542	349,888
Investment Expenses:
Mortality and expense risk and administrative charges	(487)	(59,435)	(32,012)

Net investment income (loss)	483	445,107	317,876

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	59,387
Realized capital gain (loss) on investments	(5,313)	(196,836)	29,325
Change in unrealized appreciation (depreciation)	26,079	(39,329)	143,602

Net gain (loss) on investments	20,766	(236,165)	232,314

Net increase (decrease) in net assets from operations	21,249	208,942	550,190

Contract owner transactions:
Variable annuity deposits	—	4,951,632	2,331,011
Terminations, withdrawals and annuity payments	(4,636)	(2,197,547)	(1,294,694)
Transfers between subaccounts, net	(58,732)	416,642	(3,148)
Maintenance charges and mortality adjustments	(234)	(11,105)	(4,561)

Increase (decrease) in net assets from contract transactions	(63,602)	3,159,622	1,028,608

Total increase (decrease) in net assets	(42,353)	3,368,564	1,578,798

Net assets as of December 31, 2024	$188,295	$21,019,321	$12,528,646

Investment income (loss):
Dividend distributions	879	768,529	381,487
Investment Expenses:
Mortality and expense risk and administrative charges	(496)	(71,014)	(37,515)

Net investment income (loss)	383	697,515	343,972

Increase (decrease) in net assets from operations:
Capital gain distributions	12,501	—	232,559
Realized capital gain (loss) on investments	(995)	(90,663)	241,877
Change in unrealized appreciation (depreciation)	3,048	959,365	3,140,849

Net gain (loss) on investments	14,554	868,702	3,615,285

Net increase (decrease) in net assets from operations	14,937	1,566,217	3,959,257

Contract owner transactions:
Variable annuity deposits	13,482	3,149,959	2,422,707
Terminations, withdrawals and annuity payments	(4,546)	(2,064,990)	(892,111)
Transfers between subaccounts, net	1,173	3,417,048	(707,202)
Maintenance charges and mortality adjustments	(218)	(12,166)	(5,414)

Increase (decrease) in net assets from contract transactions	9,891	4,489,851	817,980

Total increase (decrease) in net assets	24,828	6,056,068	4,777,237

Net assets as of December 31, 2025	$213,123	$27,075,389	$17,305,883

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Total Stock Market Index	Victory Pioneer Bond VCT Portfolio (b)	Victory Pioneer Equity Income VCT Portfolio (b)
Net assets as of December 31, 2023	$23,045,885	$132,477	$14,661

Investment income (loss):
Dividend distributions	353,107	3,870	303
Investment Expenses:
Mortality and expense risk and administrative charges	(98,786)	(236)	(196)

Net investment income (loss)	254,321	3,634	107

Increase (decrease) in net assets from operations:
Capital gain distributions	1,935,868	—	2,814
Realized capital gain (loss) on investments	270,439	(8,105)	(65)
Change in unrealized appreciation (depreciation)	3,908,429	5,830	(1,452)

Net gain (loss) on investments	6,114,736	(2,275)	1,297

Net increase (decrease) in net assets from operations	6,369,057	1,359	1,404

Contract owner transactions:
Variable annuity deposits	9,782,955	21,917	—
Terminations, withdrawals and annuity payments	(1,886,980)	(1,968)	—
Transfers between subaccounts, net	1,129,896	(81,283)	—
Maintenance charges and mortality adjustments	(14,335)	(96)	(31)

Increase (decrease) in net assets from contract transactions	9,011,536	(61,430)	(31)

Total increase (decrease) in net assets	15,380,593	(60,071)	1,373

Net assets as of December 31, 2024	$38,426,478	$72,406	$16,034

Investment income (loss):
Dividend distributions	460,517	3,186	333
Investment Expenses:
Mortality and expense risk and administrative charges	(123,629)	(187)	(208)

Net investment income (loss)	336,888	2,999	125

Increase (decrease) in net assets from operations:
Capital gain distributions	2,149,802	—	2,389
Realized capital gain (loss) on investments	436,237	(105)	(86)
Change in unrealized appreciation (depreciation)	3,581,308	3,278	(866)

Net gain (loss) on investments	6,167,347	3,173	1,437

Net increase (decrease) in net assets from operations	6,504,235	6,172	1,562

Contract owner transactions:
Variable annuity deposits	5,707,657	—	—
Terminations, withdrawals and annuity payments	(2,276,275)	(2,098)	—
Transfers between subaccounts, net	142,832	3	—
Maintenance charges and mortality adjustments	(16,085)	(63)	(35)

Increase (decrease) in net assets from contract transactions	3,558,129	(2,158)	(35)

Total increase (decrease) in net assets	10,062,364	4,014	1,527

Net assets as of December 31, 2025	$48,488,842	$76,420	$17,561

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Victory Pioneer High Yield VCT Portfolio (b)	Victory Pioneer Strategic Income Fund (b)	Victory Pioneer Strategic Income VCT Portfolio (b)
Net assets as of December 31, 2023	$26,484	$68,848	$287,112

Investment income (loss):
Dividend distributions	1,832	3,429	23,761
Investment Expenses:
Mortality and expense risk and administrative charges	(138)	(624)	(2,846)

Net investment income (loss)	1,694	2,805	20,915

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(6)	(1,013)	(6,352)
Change in unrealized appreciation (depreciation)	515	763	10,172

Net gain (loss) on investments	509	(250)	3,820

Net increase (decrease) in net assets from operations	2,203	2,555	24,735

Contract owner transactions:
Variable annuity deposits	—	1,736	142,979
Terminations, withdrawals and annuity payments	(59)	(9,829)	(20,568)
Transfers between subaccounts, net	34,996	(686)	348,000
Maintenance charges and mortality adjustments	(11)	(248)	(390)

Increase (decrease) in net assets from contract transactions	34,926	(9,027)	470,021

Total increase (decrease) in net assets	37,129	(6,472)	494,756

Net assets as of December 31, 2024	$63,613	$62,376	$781,868

Investment income (loss):
Dividend distributions	3,456	4,347	35,754
Investment Expenses:
Mortality and expense risk and administrative charges	(444)	(799)	(3,654)

Net investment income (loss)	3,012	3,548	32,100

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2,738)	(837)	2,105
Change in unrealized appreciation (depreciation)	786	4,854	46,126

Net gain (loss) on investments	(1,952)	4,017	48,231

Net increase (decrease) in net assets from operations	1,060	7,565	80,331

Contract owner transactions:
Variable annuity deposits	—	1,727	36,932
Terminations, withdrawals and annuity payments	(431)	(1,674)	(11,620)
Transfers between subaccounts, net	(33,326)	21,215	(34,303)
Maintenance charges and mortality adjustments	(59)	(320)	(387)

Increase (decrease) in net assets from contract transactions	(33,816)	20,948	(9,378)

Total increase (decrease) in net assets	(32,756)	28,513	70,953

Net assets as of December 31, 2025	$30,857	$90,889	$852,821

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Victory RS Partners (d)	Victory RS Science and Technology	Victory RS Value
Net assets as of December 31, 2023	$482,425	$711,607	$1,752,623

Investment income (loss):
Dividend distributions	2,378	—	7,388
Investment Expenses:
Mortality and expense risk and administrative charges	(4,566)	(7,053)	(16,580)

Net investment income (loss)	(2,188)	(7,053)	(9,192)

Increase (decrease) in net assets from operations:
Capital gain distributions	26,139	—	155,479
Realized capital gain (loss) on investments	338	(5,448)	2,737
Change in unrealized appreciation (depreciation)	40,899	227,747	48,170

Net gain (loss) on investments	67,376	222,299	206,386

Net increase (decrease) in net assets from operations	65,188	215,246	197,194

Contract owner transactions:
Variable annuity deposits	1,411	19,612	27,271
Terminations, withdrawals and annuity payments	(26,262)	(92,168)	(207,744)
Transfers between subaccounts, net	(3,922)	543	28,395
Maintenance charges and mortality adjustments	(1,163)	(1,114)	(5,965)

Increase (decrease) in net assets from contract transactions	(29,936)	(73,127)	(158,043)

Total increase (decrease) in net assets	35,252	142,119	39,151

Net assets as of December 31, 2024	$517,677	$853,726	$1,791,774

Investment income (loss):
Dividend distributions	2,730	—	10,715
Investment Expenses:
Mortality and expense risk and administrative charges	(4,307)	(7,686)	(15,385)

Net investment income (loss)	(1,577)	(7,686)	(4,670)

Increase (decrease) in net assets from operations:
Capital gain distributions	21,004	21,567	123,155
Realized capital gain (loss) on investments	—	9,150	(16,184)
Change in unrealized appreciation (depreciation)	(13,608)	116,046	(43,819)

Net gain (loss) on investments	7,396	146,763	63,152

Net increase (decrease) in net assets from operations	5,819	139,077	58,482

Contract owner transactions:
Variable annuity deposits	1,411	22,402	37,049
Terminations, withdrawals and annuity payments	(65,471)	(60,943)	(251,443)
Transfers between subaccounts, net	(4,296)	(11,286)	8,284
Maintenance charges and mortality adjustments	(1,059)	(1,090)	(6,262)

Increase (decrease) in net assets from contract transactions	(69,415)	(50,917)	(212,372)

Total increase (decrease) in net assets	(63,596)	88,160	(153,890)

Net assets as of December 31, 2025	$454,081	$941,886	$1,637,884

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Virtus Ceredex Mid Cap Value Equity	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Small- Cap Growth Series
Net assets as of December 31, 2023	$151,417	$349,118	$1,566,755

Investment income (loss):
Dividend distributions	1,176	7,664	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,368)	(2,042)	(13,969)

Net investment income (loss)	(192)	5,622	(13,969)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,482	4,868	112,915
Realized capital gain (loss) on investments	(18)	386	(21,941)
Change in unrealized appreciation (depreciation)	3,350	21,766	38,697

Net gain (loss) on investments	12,814	27,020	129,671

Net increase (decrease) in net assets from operations	12,622	32,642	115,702

Contract owner transactions:
Variable annuity deposits	3,945	11,612	2,943
Terminations, withdrawals and annuity payments	(22,777)	(6,031)	(232,526)
Transfers between subaccounts, net	(32)	77,370	(55,575)
Maintenance charges and mortality adjustments	(640)	(186)	(1,519)

Increase (decrease) in net assets from contract transactions	(19,504)	82,765	(286,677)

Total increase (decrease) in net assets	(6,882)	115,407	(170,975)

Net assets as of December 31, 2024	$144,535	$464,525	$1,395,780

Investment income (loss):
Dividend distributions	1,184	11,441	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,190)	(2,713)	(10,931)

Net investment income (loss)	(6)	8,728	(10,931)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,717	1,895	243,017
Realized capital gain (loss) on investments	(4,556)	7,148	(139,225)
Change in unrealized appreciation (depreciation)	590	(15,527)	(391,009)

Net gain (loss) on investments	15,751	(6,484)	(287,217)

Net increase (decrease) in net assets from operations	15,745	2,244	(298,148)

Contract owner transactions:
Variable annuity deposits	3,212	5,099	5,188
Terminations, withdrawals and annuity payments	(1,234)	(10,769)	(88,438)
Transfers between subaccounts, net	(23,758)	(34,643)	(101,287)
Maintenance charges and mortality adjustments	(449)	(265)	(1,167)

Increase (decrease) in net assets from contract transactions	(22,229)	(40,578)	(185,704)

Total increase (decrease) in net assets	(6,484)	(38,334)	(483,852)

Net assets as of December 31, 2025	$138,051	$426,191	$911,928

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus SGA International Growth Series	Virtus Tactical Allocation Series
Net assets as of December 31, 2023	$143,587	$351,942	$283,692

Investment income (loss):
Dividend distributions	17,723	690	6,346
Investment Expenses:
Mortality and expense risk and administrative charges	(1,077)	(919)	(1,412)

Net investment income (loss)	16,646	(229)	4,934

Increase (decrease) in net assets from operations:
Capital gain distributions	—	593	28,803
Realized capital gain (loss) on investments	(298)	101	(6,546)
Change in unrealized appreciation (depreciation)	(235)	(20,900)	11,348

Net gain (loss) on investments	(533)	(20,206)	33,605

Net increase (decrease) in net assets from operations	16,113	(20,435)	38,539

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(8,785)	(6,971)	(46,504)
Transfers between subaccounts, net	170,583	7,525	11,026
Maintenance charges and mortality adjustments	(597)	(410)	(138)

Increase (decrease) in net assets from contract transactions	161,201	144	(35,616)

Total increase (decrease) in net assets	177,314	(20,291)	2,923

Net assets as of December 31, 2024	$320,901	$331,651	$286,615

Investment income (loss):
Dividend distributions	17,185	625	6,340
Investment Expenses:
Mortality and expense risk and administrative charges	(1,178)	(930)	(1,033)

Net investment income (loss)	16,007	(305)	5,307

Increase (decrease) in net assets from operations:
Capital gain distributions	—	11,401	36,840
Realized capital gain (loss) on investments	88	257	83
Change in unrealized appreciation (depreciation)	6,787	18,188	(23,811)

Net gain (loss) on investments	6,875	29,846	13,112

Net increase (decrease) in net assets from operations	22,882	29,541	18,419

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(10,978)	(6,826)	(262)
Transfers between subaccounts, net	(1,898)	(92)	(1,744)
Maintenance charges and mortality adjustments	(674)	(415)	(71)

Increase (decrease) in net assets from contract transactions	(13,550)	(7,333)	(2,077)

Total increase (decrease) in net assets	9,332	22,208	16,342

Net assets as of December 31, 2025	$330,233	$353,859	$302,957

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Voya MidCap Opportunities Portfolio	VY CBRE Global Real Estate Portfolio	VY CBRE Real Estate Portfolio
Net assets as of December 31, 2023	$225,751	$175,435	$—

Investment income (loss):
Dividend distributions	—	6,976	762
Investment Expenses:
Mortality and expense risk and administrative charges	(812)	(554)	(162)

Net investment income (loss)	(812)	6,422	600

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(22,788)	(597)	2,362
Change in unrealized appreciation (depreciation)	53,519	(3,391)	—

Net gain (loss) on investments	30,731	(3,988)	2,362

Net increase (decrease) in net assets from operations	29,919	2,434	2,962

Contract owner transactions:
Variable annuity deposits	—	83,227	—
Terminations, withdrawals and annuity payments	(12,371)	(2,834)	(151)
Transfers between subaccounts, net	(24,759)	3	(2,785)
Maintenance charges and mortality adjustments	(262)	(3)	(26)

Increase (decrease) in net assets from contract transactions	(37,392)	80,393	(2,962)

Total increase (decrease) in net assets	(7,473)	82,827	—

Net assets as of December 31, 2024	$218,278	$258,262	$—

Investment income (loss):
Dividend distributions	—	6,252	—
Investment Expenses:
Mortality and expense risk and administrative charges	(746)	(654)	—

Net investment income (loss)	(746)	5,598	—

Increase (decrease) in net assets from operations:
Capital gain distributions	23,997	—	—
Realized capital gain (loss) on investments	(26,952)	(958)	—
Change in unrealized appreciation (depreciation)	12,062	10,496	—

Net gain (loss) on investments	9,107	9,538	—

Net increase (decrease) in net assets from operations	8,361	15,136	—

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,820)	(7,353)	—
Transfers between subaccounts, net	(66,870)	—	—
Maintenance charges and mortality adjustments	(270)	(14)	—

Increase (decrease) in net assets from contract transactions	(69,960)	(7,367)	—

Total increase (decrease) in net assets	(61,599)	7,769	—

Net assets as of December 31, 2025	$156,679	$266,031	$—

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2023	$1,284,834

Investment income (loss):
Dividend distributions	61,329
Investment Expenses:
Mortality and expense risk and administrative charges	(8,956)

Net investment income (loss)	52,373

Increase (decrease) in net assets from operations:
Capital gain distributions	—
Realized capital gain (loss) on investments	(50,734)
Change in unrealized appreciation (depreciation)	62,616

Net gain (loss) on investments	11,882

Net increase (decrease) in net assets from operations	64,255

Contract owner transactions:
Variable annuity deposits	4,707
Terminations, withdrawals and annuity payments	(123,173)
Transfers between subaccounts, net	(196,720)
Maintenance charges and mortality adjustments	(3,314)

Increase (decrease) in net assets from contract transactions	(318,500)

Total increase (decrease) in net assets	(254,245)

Net assets as of December 31, 2024	$1,030,589

Investment income (loss):
Dividend distributions	65,375
Investment Expenses:
Mortality and expense risk and administrative charges	(9,224)

Net investment income (loss)	56,151

Increase (decrease) in net assets from operations:
Capital gain distributions	—
Realized capital gain (loss) on investments	(10,293)
Change in unrealized appreciation (depreciation)	50,855

Net gain (loss) on investments	40,562

Net increase (decrease) in net assets from operations	96,713

Contract owner transactions:
Variable annuity deposits	13,183
Terminations, withdrawals and annuity payments	(146,637)
Transfers between subaccounts, net	73,054
Maintenance charges and mortality adjustments	(3,357)

Increase (decrease) in net assets from contract transactions	(63,757)

Total increase (decrease) in net assets	32,956

Net assets as of December 31, 2025	$1,063,545

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account XIV (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvanceDesigns, AdvisorDesigns, EliteDesigns, EliteDesigns II, Security Benefit Advisor, SecureDesigns, and Valuebuilder are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

AB VPS Discovery Value Portfolio	B	AllianceBernstein LP	—
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
AB VPS Relative Value Portfolio	B	AllianceBernstein LP	—
AB VPS Sustainable Global Thematic Growth	B	AllianceBernstein LP	—
AFIS Capital World Growth and Income	Class 4	Capital Research and Management Company	—
AFIS U.S. Government Securities	Class 4	Capital Research and Management Company	—
AFIS Washington Mutual Investors	Class 4	Capital Research and Management Company	—
Alger Capital Appreciation	Class S	Fred Alger Management, LLC	—
Alger Large Cap Growth	Class I-2	Fred Alger Management, LLC	—
Allspring Growth	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Large Cap Core	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Small Company Value	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring VT Discovery All Cap Growth Fund	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	—
American Century Diversified Bond	A	American Century Investment Management, Inc	—
American Century Equity Income	A	American Century Investment Management, Inc	—
American Century Heritage	A	American Century Investment Management, Inc	—
American Century International Growth	A	American Century Investment Management, Inc	—
American Century Select	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Aggressive	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Conservative	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Moderate	A	American Century Investment Management, Inc	—
American Century Ultra®	A	American Century Investment Management, Inc	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	—
American Funds IS® Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	—
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	—
American Funds IS® New World	Class 4	Capital Research and Management Company	—
AMG River Road Mid Cap Value	N	AMG Funds LLC	River Road Asset Management, LLC
Ariel®	—	Ariel Investments, LLC	—
Baron Asset	Retail	BAMCO Inc	—
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Advantage Small Cap Growth	A	BlackRock Advisors LLC	—
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Equity Dividend	A	BlackRock Advisors LLC	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Global Allocation	A	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	—
BNY Mellon Appreciation	Investor	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
BNY Mellon Dynamic Value	A	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP MidCap Stock	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Midcap Value Fund	Class A	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
Calamos® Growth	A	Calamos Advisors LLC	—
Calamos® Growth and Income	A	Calamos Advisors LLC	—
Calamos® High Income Opportunities	A	Calamos Advisors LLC	—
ClearBridge Small Cap Growth	A	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

ClearBridge Variable Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dimensional VA Equity Allocation	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Bond Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Inst Class	Dimensional Fund Advisors LP	—
Dimensional VA International Small Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio	Inst Class	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Targeted Value Portfolio	Inst Class	Dimensional Fund Advisors LP	—
Donoghue Forlines Dividend VIT Fund	1	Donoghue Forlines, LLC	—
Donoghue Forlines Momentum VIT Fund	1	Donoghue Forlines, LLC	—
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	—
Eaton Vance VT Floating-Rate Income	—	Eaton Vance Management	—
Federated Hermes Corporate Bond	A	Federated Investment Management Company	—
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	—
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	—
Fidelity® Advisor Dividend Growth	Class M-1	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Dividend Growth	Class M-2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor International Capital Appreciation	Class M	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity® Advisor Leveraged Company Stock	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor New Insights	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Real Estate	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Stock Selector Mid Cap	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Value Strategies	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® VIP Equity-Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Franklin Allocation VIP Fund	Class 4	Franklin Advisers, Inc	Templeton Global Advisors Ltd Franklin Templeton Institutional, LLC
Franklin DynaTech VIP	Class 2	Franklin Advisers, Inc	—
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	—
Goldman Sachs Emerging Markets Equity	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs Government Income	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Growth Fund	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	—
Guggenheim Core Bond	A	Security Investors, LLC	—
Guggenheim Floating Rate Strategies	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim High Yield	A	Security Investors, LLC	—
Guggenheim Macro Opportunities	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim Managed Futures Strategy	P	Security Investors, LLC	—
Guggenheim Multi-Hedge Strategies	P	Security Investors, LLC	—
Guggenheim Total Return Bond	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Floating Rate Strategies	—	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Global Managed Futures Strategy	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Multi-Hedge Strategies	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Invesco American Franchise	A	Invesco Advisers, Inc	—
Invesco Comstock	A	Invesco Advisers, Inc	—
Invesco Developing Markets	Class A	Invesco Advisers, Inc	—
Invesco Discovery	Class A	Invesco Advisers, Inc	—
Invesco Discovery Mid Cap Growth	A	Invesco Advisers, Inc	—
Invesco Energy	A	Invesco Advisers, Inc	—
Invesco Equity and Income	A	Invesco Advisers, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Invesco Global	Class A	Invesco Advisers, Inc	—
Invesco Gold & Special Minerals	A	Invesco Advisers, Inc	—
Invesco Main Street Mid Cap	A	Invesco Advisers, Inc	—
Invesco Small Cap Growth	A	Invesco Advisers, Inc	—
Invesco Technology	A	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Plus Bond	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equally-Weighted S&P 500	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Strategic Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	—
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	—
Invesco V.I. International Growth Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	—
Invesco Value Opportunities	A	Invesco Advisers, Inc	—
Janus Henderson Adaptive Risk Managed U.S. Equity	S	Janus Capital Management LLC	INTECH Investment Management LLC
Janus Henderson Mid Cap Value	S	Janus Capital Management LLC	—
Janus Henderson Overseas	S	Janus Capital Management LLC	—
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	—
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	—
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	—
LVIP American Century Disciplined Core Value	Service Class	American Century Investment Management, Inc	—
LVIP American Century Inflation Protection	Service Class	American Century Investment Management, Inc	—
LVIP American Century International	Service Class	American Century Investment Management, Inc	—
LVIP American Century Mid Cap Value	Service Class	American Century Investment Management, Inc	—
LVIP American Century Ultra	Service Class	American Century Investment Management, Inc	—
LVIP American Century Value	Service Class	American Century Investment Management, Inc	—
LVIP JPMorgan Core Bond Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan Small Cap Core Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan US Equity Fund	Service Class	J.P. Morgan Investment Management, Inc	—
Macquarie Asset Strategy	Class A	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	—
MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	—
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	—
MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	—
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	—
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	—
MFS® VIT Research	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
NAA All Cap Value Series	—	Security Investors, LLC	—
NAA Large Cap Value	Class A	Security Investors, LLC	—
NAA Large Cap Value Series	—	Security Investors, LLC	—
NAA Large Core	Class A	Security Investors, LLC	—
NAA Large Core Series	—	Security Investors, LLC	—
NAA Large Growth Series	—	Security Investors, LLC	—
NAA Mid Growth	Class A	Security Investors, LLC	—
NAA Mid Growth Series	—	Security Investors, LLC	—
NAA Opportunity	Class A	Security Investors, LLC	—
NAA Small Cap Value Series	—	Security Investors, LLC	—
NAA Small Growth Series	—	Security Investors, LLC	—
NAA SMid Cap Value	Class A	Security Investors, LLC	—
NAA Smid-Cap Value Series	—	Security Investors, LLC	—
NAA World Equity Income	Class A	Security Investors, LLC	—
NAA World Equity Income Series	—	Security Investors, LLC	—
Neuberger Berman AMT Quality Equity Portfolio	Class I	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman AMT Quality Equity Portfolio	Class S	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman Core Bond	A	Neuberger Berman Investment Advisers LLC	—
Neuberger Large Cap Value Fund	Advisor Class	Neuberger Berman Investment Advisers LLC	—
Neuberger Quality Equity Fund	Trust Class	Neuberger Berman Investment Advisers LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Nomura VIP Asset Strategy Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP Balanced Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP Core Equity Series	Service Class	Delaware Management Company	—
Nomura VIP Energy Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Global Growth Series	Service Class	Delaware Management Company	—
Nomura VIP Growth Series	Service Class	Delaware Management Company	—
Nomura VIP High Income Series	Service Class	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP International Core Equity Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Limited+Term Bond Series	Service Class	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP Mid Cap Growth Series	Service Class	Delaware Management Company	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Nomura VIP Natural Resources Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Science And Technology Series	Service Class	Delaware Management Company	—
Nomura VIP Small Cap Growth Series	Service Class	Delaware Management Company	—
Nomura VIP Smid Cap Core Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Value Series	Service Class	Delaware Management Company	—
North Square Spectrum Alpha	A	Northern Trust Investments Inc	NSI Retail Advisors, LLC
Northern Global Tactical Asset Allocation	A	Northern Trust Investments Inc	—
Northern Large Cap Core	—	Northern Trust Investments Inc	—
Northern Large Cap Value	—	Northern Trust Investments Inc	—
PGIM Focused Growth	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Mid-Cap Growth	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Natural Resources	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Small Company	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Quant Solutions Small-Cap Value	A	PGIM Investments LLC	PGIM Quantitative Solutions LLC
PIMCO All Asset	R	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO CommodityRealReturn Strategy	A	Pacific Investment Management Company, LLC	—
PIMCO Emerging Markets Bond	A	Pacific Investment Management Company, LLC	—
PIMCO High Yield	A	Pacific Investment Management Company, LLC	—
PIMCO International Bond (U.S. Dollar-Hedged)	R	Pacific Investment Management Company, LLC	—
PIMCO Low Duration	R	Pacific Investment Management Company, LLC	—
PIMCO Real Return	R	Pacific Investment Management Company, LLC	—
PIMCO StocksPLUS® Small Fund	A	Pacific Investment Management Company, LLC	—
PIMCO Total Return	R	Pacific Investment Management Company, LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	—
Putnam VT Core Equity Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Growth Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Royce Micro-Cap	Investment	Royce & Associates, LP	—
Royce Small-Cap Opportunity	Service	Royce & Associates, LP	—
Royce Small-Cap Value	Service	Royce & Associates, LP	—
Rydex VIF Banking	—	Security Investors, LLC	—
Rydex VIF Basic Materials	—	Security Investors, LLC	—
Rydex VIF Biotechnology	—	Security Investors, LLC	—
Rydex VIF Commodities Strategy	—	Security Investors, LLC	—
Rydex VIF Consumer Products	—	Security Investors, LLC	—
Rydex VIF Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Electronics	—	Security Investors, LLC	—
Rydex VIF Energy	—	Security Investors, LLC	—
Rydex VIF Energy Services	—	Security Investors, LLC	—
Rydex VIF Europe 1.25x Strategy	—	Security Investors, LLC	—
Rydex VIF Financial Services	—	Security Investors, LLC	—
Rydex VIF Government Long Bond 1.2x Strategy	—	Security Investors, LLC	—
Rydex VIF Health Care	—	Security Investors, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VIF High Yield Strategy	—	Security Investors, LLC	—
Rydex VIF Internet	—	Security Investors, LLC	—
Rydex VIF Inverse Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Government Long Bond Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Mid-Cap Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse NASDAQ-100® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Russell 2000® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse S&P 500 Strategy	—	Security Investors, LLC	—
Rydex VIF Japan 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Leisure	—	Security Investors, LLC	—
Rydex VIF Mid-Cap 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Money Market	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100®	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Nova	—	Security Investors, LLC	—
Rydex VIF Precious Metals	—	Security Investors, LLC	—
Rydex VIF Real Estate	—	Security Investors, LLC	—
Rydex VIF Retailing	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Value	—	Security Investors, LLC	—
Rydex VIF Strengthening Dollar 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Technology	—	Security Investors, LLC	—
Rydex VIF Telecommunications	—	Security Investors, LLC	—
Rydex VIF Transportation	—	Security Investors, LLC	—
Rydex VIF Utilities	—	Security Investors, LLC	—
Rydex VIF Weakening Dollar 2x Strategy	—	Security Investors, LLC	—
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Capital Appreciation	Advisor	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

T. Rowe Price Growth Stock	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2010	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2015	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2020	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2025	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2030	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2035	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2040	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2045	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2050	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2055	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement Balanced	R	T. Rowe Price Associates, Inc	—
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	—
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	—
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	—
Third Avenue Value	—	Third Avenue Management LLC	—
TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	—
VanEck VIP Global Resources	S	Van Eck Associates Corporation	—
Vanguard® VIF Balanced	—	Wellington Management Company LLP	—
Vanguard® VIF Capital Growth	—	PRIMECAP Management Company	—
Vanguard® VIF Conservative Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Diversified Value	—	Lazard Asset Management LLC;Hotchkis & Wiley Capital Management LLC	—
Vanguard® VIF Equity Income	—	Vanguard Group Inc Wellington Management Company LLP	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Vanguard® VIF Equity Index	—	Vanguard Group Inc	—
Vanguard® VIF Global Bond Index	—	Vanguard Group Inc	—
Vanguard® VIF Growth	—	Wellington Management Company LLP	—
Vanguard® VIF High Yield Bond	—	Wellington Management Company LLP	—
Vanguard® VIF International	—	Baillie Gifford Overseas Ltd;Schroder Investment Management North America Inc	—
Vanguard® VIF Mid-Cap Index	—	Vanguard Group Inc	—
Vanguard® VIF Moderate Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Real Estate Index	—	Vanguard Group Inc	—
Vanguard® VIF Short Term Investment Grade	—	Vanguard Group Inc	—
Vanguard® VIF Small Company Growth	—	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	—
Vanguard® VIF Total Bond Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total International Stock Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total Stock Market Index	—	Vanguard Group Inc	—
Victory Pioneer Bond VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Victory Pioneer Equity Income VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Victory Pioneer High Yield VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Victory Pioneer Strategic Income Fund	Class A	Amundi Asset Management US, Inc	—
Victory Pioneer Strategic Income VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Victory RS Partners	A	Victory Capital Management Inc	—
Victory RS Science and Technology	A	Victory Capital Management Inc	—
Victory RS Value	A	Victory Capital Management Inc	—
Virtus Ceredex Mid Cap Value Equity	A	Virtus Fund Advisers, LLC	Ceredex Value Advisors LLC
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Duff & PheLPs Investment Management Co
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus Tactical Allocation Series	A Shares	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC
VY CBRE Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY CBRE Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

The Account has one underlying fund, BlackRock High Yield V.I., that pays dividends on the first of each month. The daily dividend amount is accumulated and the balance is recognised on the Statements of Net Assets as Investment Income Receivable.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Four Hundred Ten subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the Statements of Net Assets or the Statements of Operations and Change in Net Assets:

Subaccount
Invesco V.I. High Yield
Janus Henderson VIT Forty
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Growth and Income VC
MFS® VIT High Yield
TOPS® Managed Risk Balanced ETF
TOPS® Managed Risk Growth ETF
TOPS® Managed Risk Moderate Growth ETF

All subaccounts reported a full twelve month period except in the incepted year for the following:

Inception Date	Subaccount
August 5, 2025	Fidelity® Advisor Dividend Growth Class M-2
October 25, 2024	Fidelity® Advisor Leveraged Company Stock
December 17, 2021	Donoghue Forlines Dividend VIT Fund
December 17, 2021	Donoghue Forlines Momentum VIT Fund

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 1, 2025	Victory Pioneer Bond VCT Portfolio	Pioneer Bond VCT
April 1, 2025	Victory Pioneer Equity Income VCT Portfolio	Pioneer Equity Income VCT
April 1, 2025	Victory Pioneer High Yield VCT Portfolio	Pioneer High Yield VCT
April 1, 2025	Victory Pioneer Strategic Income Fund	Pioneer Strategic Income
April 1, 2025	Victory Pioneer Strategic Income VCT Portfolio	Pioneer Strategic Income VCT
July 28, 2025	Neuberger Berman AMT Quality Equity Portfolio Class I	Neuberger Berman AMT Sustainable Equity Class I
July 28, 2025	Neuberger Berman AMT Quality Equity Portfolio Class S	Neuberger Berman AMT Sustainable Equity Class S
July 28, 2025	Neuberger Quality Equity Fund	Neuberger Berman Sustainable Equity
August 22, 2025	Invesco V.I. International Growth Fund	Invesco Oppenheimer V.I. International Growth Fund
December 1, 2025	Nomura VIP Asset Strategy Series	Macquarie VIP Asset Strategy
December 1, 2025	Nomura VIP Balanced Series	Macquarie VIP Balanced
December 1, 2025	Nomura VIP Core Equity Series	Macquarie VIP Core Equity
December 1, 2025	Nomura VIP Energy Series	Macquarie VIP Energy
December 1, 2025	Nomura VIP Global Growth Series	Macquarie VIP Global Growth
December 1, 2025	Nomura VIP Growth Series	Macquarie VIP Growth
December 1, 2025	Nomura VIP High Income Series	Macquarie VIP High Income
December 1, 2025	Nomura VIP International Core Equity Series	Macquarie VIP International Core Equity
December 1, 2025	Nomura VIP Limited+Term Bond Series	Macquarie VIP Limited-Term Bond Series
December 1, 2025	Nomura VIP Mid Cap Growth Series	Macquarie VIP Mid Cap Growth
December 1, 2025	Nomura VIP Natural Resources Series	Macquarie VIP Natural Resources

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Date	New Name	Old Name
December 1, 2025	Nomura VIP Science And Technology Series	Macquarie VIP Science And Technology
December 1, 2025	Nomura VIP Small Cap Growth Series	Macquarie VIP Small Cap Growth
December 1, 2025	Nomura VIP Smid Cap Core Series	Macquarie VIP Smid Cap Core
December 1, 2025	Nomura VIP Value Series	Macquarie VIP Value
December 18, 2025	Neuberger Large Cap Value Fund	Neuberger Berman Large Cap Value
December 31, 2025	BNY Mellon Midcap Value Fund	BNY Mellon Opportunistic Midcap Value

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount

August 8, 2025	Fidelity® Advisor Dividend Growth Class M-2	Fidelity® Advisor Dividend Growth Class M-1

The following subaccounts are closed to new investments:

Subaccount
Alger Capital Appreciation
Allspring Growth
Fidelity® Advisor International Capital Appreciation
Invesco Small Cap Growth
LVIP American Century Mid Cap Value
PGIM Quant Solutions Small-Cap Value
PIMCO VIT Low Duration Administrative
PIMCO VIT Real Return Administrative
Rydex VIF Dow 2x Strategy
Rydex VIF Europe 1.25x Strategy
Rydex VIF Government Long Bond 1.2x Strategy
Rydex VIF Inverse Dow 2x Strategy
Rydex VIF Inverse Government Long Bond Strategy
Rydex VIF Inverse Mid-Cap Strategy
Rydex VIF Inverse NASDAQ-100® Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth
Victory RS Partners

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the Statements of Net Assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2025 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Discovery Value Portfolio	$612,446	$513,357
AB VPS Dynamic Asset Allocation	17,884	152,299
AB VPS Relative Value Portfolio	227,770	199,937
AB VPS Sustainable Global Thematic Growth	17,726	17,334
AFIS Capital World Growth and Income	5,944	25,289
AFIS U.S. Government Securities	75,650	209,375
AFIS Washington Mutual Investors	68,114	184,757
Alger Capital Appreciation (d)	43,670	87,913
Alger Large Cap Growth	767,367	415,884
Allspring Growth (d)	335,629	124,309
Allspring Large Cap Core	229,601	242,366
Allspring Opportunity	71,150	113,759
Allspring Opportunity VT	106,555	147,827
Allspring Small Company Value	602,850	818,763
Allspring VT Discovery All Cap Growth Fund	71,957	2,945
ALPS/Alerian Energy Infrastructure	168,588	12,032
American Century Diversified Bond	207,830	232,751
American Century Equity Income	1,262,674	1,352,506
American Century Heritage	577,597	492,236
American Century International Growth	749,869	963,851
American Century Select	581,132	1,724,731
American Century Strategic Allocation: Aggressive	1,219,814	108,331
American Century Strategic Allocation: Conservative	157,604	217,855
American Century Strategic Allocation: Moderate	918,753	512,612
American Century Ultra®	142,065	176,829
American Funds IS® Asset Allocation	3,758,415	2,841,202
American Funds IS® Capital World Bond	663,366	415,772
American Funds IS® Global Growth	3,403,844	3,203,291
American Funds IS® Global Small Capitalization	99,339	171,903
American Funds IS® Growth	707,288	880,730
American Funds IS® Growth-Income	8,413,461	7,806,685
American Funds IS® International	1,307,721	2,151,451
American Funds IS® International Growth and Income	146,433	107,996
American Funds IS® Mortgage	224,148	24,877
American Funds IS® New World	1,485,273	987,324
AMG River Road Mid Cap Value	246,066	368,097
Ariel®	315,799	410,999
Baron Asset	71,131	80,235
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
BlackRock Advantage Large Cap Core V.I.	$119,684	$58,696
BlackRock Advantage Small Cap Growth	41,528	15,287
BlackRock Basic Value V.I.	45,765	2,745
BlackRock Capital Appreciation V.I.	69,297	316,999
BlackRock Equity Dividend	98,836	88,060
BlackRock Equity Dividend V.I.	2,855,001	2,358,596
BlackRock Global Allocation	55,686	31,488
BlackRock Global Allocation V.I.	544,769	733,528
BlackRock High Yield V.I.	1,566,667	1,465,039
BlackRock Large Cap Focus Growth V.I.	25,715	667
BNY Mellon Appreciation	2,010,305	1,358,157
BNY Mellon Dynamic Value	753,965	886,691
BNY Mellon IP MidCap Stock	368,751	526,153
BNY Mellon IP Small Cap Stock Index	1,795,720	1,438,168
BNY Mellon IP Technology Growth	10,691,521	6,074,008
BNY Mellon Midcap Value Fund (b)	384,154	394,655
BNY Mellon Stock Index	3,808	40,079
BNY Mellon VIF Appreciation	924,242	939,493
Calamos® Growth	799,269	1,882,152
Calamos® Growth and Income	723,704	1,776,873
Calamos® High Income Opportunities	47,279	32,352
ClearBridge Variable Growth	899,116	779,522
ClearBridge Variable Small Cap Growth	2,199,011	928,333
Dimensional VA Equity Allocation	1,998,688	479,044
Dimensional VA Global Bond Portfolio	916,554	525,045
Dimensional VA Global Moderate Allocation	629,762	537,036
Dimensional VA International Small Portfolio	735,416	790,413
Dimensional VA International Value Portfolio	1,837,157	1,080,216
Dimensional VA Short-Term Fixed Portfolio	787,512	1,332,587
Dimensional VA U.S. Large Value Portfolio	1,499,675	1,900,928
Dimensional VA U.S. Targeted Value Portfolio	1,686,354	960,127
Donoghue Forlines Dividend VIT Fund	20,507	5,502
Donoghue Forlines Momentum VIT Fund	206,762	192,756
DWS Small Mid Cap Value VIP	8,086	43,426
Eaton Vance VT Floating-Rate Income	439,964	2,341,898
Federated Hermes Corporate Bond	951,534	2,456,262
Federated Hermes Fund for U.S. Government Securities II	320,172	470,582
Federated Hermes High Income Bond II	342,549	846,222
Fidelity® Advisor Dividend Growth Class M-1 (c)	190,380	2,683,838
Fidelity® Advisor Dividend Growth Class M-2 (a)	2,530,095	88,929
Fidelity® Advisor International Capital Appreciation (d)	13,810	31,057
Fidelity® Advisor Leveraged Company Stock	6,762	31,976

(a)	New subaccount. See Note 1.
(b)	Name change. See Note 1.
(c)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Fidelity® Advisor New Insights	$111,433	$138,601
Fidelity® Advisor Real Estate	228,760	136,991
Fidelity® Advisor Stock Selector Mid Cap	193,939	377,617
Fidelity® Advisor Value Strategies	302,807	511,514
Fidelity® VIP Balanced	616,296	578,498
Fidelity® VIP Contrafund	10,890,966	10,174,555
Fidelity® VIP Disciplined Small Cap	854,553	130,532
Fidelity® VIP Emerging Markets	1,433,052	1,078,898
Fidelity® VIP Equity-Income	3,907,768	2,001,337
Fidelity® VIP Growth & Income	3,674,452	3,346,667
Fidelity® VIP Growth Opportunities	11,027,095	15,660,796
Fidelity® VIP High Income	155,354	195,163
Fidelity® VIP Index 500	4,699,378	6,039,652
Fidelity® VIP Investment Grade Bond	2,002,490	1,665,284
Fidelity® VIP Mid Cap	862,959	320,026
Fidelity® VIP Overseas	4,245,951	1,967,144
Fidelity® VIP Real Estate	3,673	46,836
Fidelity® VIP Strategic Income	727,994	732,772
Franklin Allocation VIP Fund	252,206	262,766
Franklin DynaTech VIP	97,191	6,106
Franklin Growth and Income VIP Fund	252,968	171,956
Franklin Income VIP Fund	1,920,431	2,086,464
Franklin Large Cap Growth VIP Fund	43,172	1,733
Franklin Mutual Global Discovery VIP Fund	4,393,197	2,056,473
Franklin Mutual Shares VIP Fund	127,016	816
Franklin Rising Dividends VIP Fund	122,583	294,020
Franklin Small Cap Value VIP Fund	684,516	2,103,996
Franklin Small-Mid Cap Growth VIP Fund	167,733	389,932
Franklin Strategic Income VIP Fund	661,775	285,665
Franklin U.S. Government Securities VIP Fund	1,514,056	1,268,467
Goldman Sachs Emerging Markets Equity	339,994	229,747
Goldman Sachs Government Income	313,956	201,632
Goldman Sachs VIT International Equity Insights	801,598	819,557
Goldman Sachs VIT Large Cap Value	196,704	10,506
Goldman Sachs VIT Mid Cap Growth Fund	158,457	39,697
Goldman Sachs VIT Mid Cap Value	53,459	147,801
Goldman Sachs VIT Small Cap Equity Insights	801,175	250,361
Goldman Sachs VIT Strategic Growth	222,068	21,531
Guggenheim Core Bond	321,597	794,212
Guggenheim Floating Rate Strategies	393,598	427,926
Guggenheim High Yield	490,324	714,401
Guggenheim Macro Opportunities	1,278	13,641
Guggenheim Managed Futures Strategy	4,745	4,910
Guggenheim Multi-Hedge Strategies	5,705	7,557
Guggenheim Total Return Bond	74,416	41,169
Guggenheim VIF Floating Rate Strategies	4,478,518	3,642,175
Guggenheim VIF Global Managed Futures Strategy	894,128	283,486
Guggenheim VIF High Yield	1,194,093	3,485,804

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim VIF Multi-Hedge Strategies	$310,331	$328,731
Guggenheim VIF Total Return Bond	12,457,985	10,120,072
Invesco American Franchise	232,570	202,014
Invesco Comstock	1,560,869	1,119,547
Invesco Developing Markets	123,439	51,666
Invesco Discovery	45,561	47,519
Invesco Discovery Mid Cap Growth	521,634	443,307
Invesco Energy	3,502	7,534
Invesco Equity and Income	629,009	1,425,967
Invesco Global	162,715	82,291
Invesco Gold & Special Minerals	2,897	6,065
Invesco Main Street Mid Cap	180,741	247,520
Invesco Small Cap Growth (d)	165,811	228,992
Invesco Technology	644,071	104,507
Invesco V.I. American Franchise Series I	179,129	526,825
Invesco V.I. American Franchise Series II	2,415	1,833
Invesco V.I. American Value	2,602,194	1,334,416
Invesco V.I. Balanced-Risk Allocation	12,155	2,589
Invesco V.I. Comstock	6,279,681	14,671,381
Invesco V.I. Core Equity	11,945	652
Invesco V.I. Core Plus Bond	857,577	1,718,002
Invesco V.I. Discovery Mid Cap Growth	599,246	1,596,050
Invesco V.I. Equally-Weighted S&P 500	119,730	360,091
Invesco V.I. Equity and Income	1,052,031	1,504,446
Invesco V.I. EVQ International Equity Fund	3,097,445	2,940,295
Invesco V.I. Global	697,134	1,287,472
Invesco V.I. Global Core Equity	2,808	16,468
Invesco V.I. Global Real Estate Series I	258,850	956,485
Invesco V.I. Global Real Estate Series II	1,638	15,225
Invesco V.I. Global Strategic Income	516,801	681,913
Invesco V.I. Government Money Market	10,254,326	12,561,168
Invesco V.I. Government Securities	2,975,272	4,443,855
Invesco V.I. Growth and Income	13,849	11,041
Invesco V.I. Health Care Series I	1,452,087	1,640,009
Invesco V.I. Health Care Series II	163,092	3,330
Invesco V.I. International Growth Fund (b)	58,854	9,883
Invesco V.I. Main Street Mid Cap Fund®	1,086,251	2,394,432
Invesco V.I. Main Street Small Cap Fund®	1,518,024	3,158,306
Invesco V.I. Small Cap Equity	367,635	415,713
Invesco Value Opportunities	341,247	509,457
Janus Henderson Adaptive Risk Managed U.S. Equity	75,895	155,006
Janus Henderson Mid Cap Value	5,665	1,602
Janus Henderson Overseas	369,438	1,029,403
Janus Henderson VIT Enterprise	2,558,583	6,560,389
Janus Henderson VIT Mid Cap Value	146,507	72,921

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Janus Henderson VIT Overseas	$1,217,502	$769,955
Janus Henderson VIT Research	2,493,571	5,191,179
Lord Abbett Series Bond-Debenture VC	1,135,623	610,677
Lord Abbett Series Developing Growth VC	245,806	1,118,774
Lord Abbett Series Dividend Growth VC	358,803	5,419
Lord Abbett Series Growth Opportunities VC	521	418
Lord Abbett Series Mid Cap Stock VC	5,960	6,486
Lord Abbett Series Total Return VC	208,194	206,993
LVIP American Century Disciplined Core Value	1,837	38,071
LVIP American Century Inflation Protection	109,606	36,888
LVIP American Century International	568	5,987
LVIP American Century Mid Cap Value (d)	543,767	647,175
LVIP American Century Ultra	2,176,448	4,950,409
LVIP American Century Value	3,023,454	4,392,595
LVIP JPMorgan Core Bond Fund	3,366,860	776,801
LVIP JPMorgan Small Cap Core Fund	50,086	9,614
LVIP JPMorgan US Equity Fund	104,450	9,969
Macquarie Asset Strategy	98,728	46,607
MFS® VIT Emerging Markets Equity	67,475	83,433
MFS® VIT Global Tactical Allocation	69,495	1,188
MFS® VIT II MA Investors Growth Stock	39,701	10,977
MFS® VIT II Research International	1,002,491	2,834,106
MFS® VIT International Intrinsic Value	274,124	147,907
MFS® VIT Investors Trust	50,273	45,820
MFS® VIT New Discovery	—	50,362
MFS® VIT Research	12,235	2,694
MFS® VIT Total Return	1,491,949	2,288,358
MFS® VIT Total Return Bond	369,344	72,217
MFS® VIT Utilities	1,124,824	2,756,331
Morgan Stanley VIF Emerging Markets Debt	23,089	234,930
Morgan Stanley VIF Emerging Markets Equity	670,993	846,682
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	177,583	314,695
Morningstar Balanced ETF Asset Allocation Portfolio	3,962,100	1,641,088
Morningstar Conservative ETF Asset Allocation Portfolio	286,877	436,366
Morningstar Growth ETF Asset Allocation Portfolio	912,524	367,458
Morningstar Income and Growth ETF Asset Allocation Portfolio	903,307	385,299
NAA All Cap Value Series	3,368,837	3,317,196
NAA Large Cap Value	215,308	256,882
NAA Large Cap Value Series	4,904,066	6,367,650
NAA Large Core	102,831	625,861
NAA Large Core Series	5,534,262	4,341,282
NAA Large Growth Series	3,469,620	3,482,897
NAA Mid Growth	71,402	324,312
NAA Mid Growth Series	817,447	2,627,279
NAA Opportunity	1,128	15,160
NAA Small Cap Value Series	4,806,035	2,377,223

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
NAA Small Growth Series	$197,514	$562,960
NAA SMid Cap Value	1,579,802	1,613,447
NAA Smid-Cap Value Series	6,774,088	5,631,001
NAA World Equity Income	733,310	1,096,891
NAA World Equity Income Series	7,118,512	7,664,476
Neuberger Berman AMT Quality Equity Portfolio Class I	628,825	1,048,368
Neuberger Berman AMT Quality Equity Portfolio Class S (b)	902,787	2,138,911
Neuberger Berman Core Bond	585,234	547,555
Neuberger Large Cap Value Fund (b)	69,188	201,932
Neuberger Quality Equity Fund (b)	160,412	375,357
Nomura VIP Asset Strategy Series (b)	213,864	118,594
Nomura VIP Balanced Series (b)	6,229	14,191
Nomura VIP Core Equity Series (b)	51,603	18,167
Nomura VIP Energy Series (b)	1,222	19,189
Nomura VIP Global Growth Series (b)	85,549	168,782
Nomura VIP Growth Series (b)	94,753	186,186
Nomura VIP High Income Series (b)	28,088	91,768
Nomura VIP International Core Equity Series (b)	20,686	7,293
Nomura VIP Limited+Term Bond Series (b)	634	291
Nomura VIP Mid Cap Growth Series (b)	48,088	116,229
Nomura VIP Natural Resources Series (b)	—	5,629
Nomura VIP Science And Technology Series (b)	51,609	116,181
Nomura VIP Small Cap Growth Series (b)	56,617	43,133
Nomura VIP Smid Cap Core Series (b)	4,205	89,815
Nomura VIP Value Series (b)	1,124	2,183
North Square Spectrum Alpha	118	45
Northern Global Tactical Asset Allocation	10,906	5,218
Northern Large Cap Core	13,953	33,497
Northern Large Cap Value	110,920	42,444
PGIM Focused Growth	178,268	367,573
PGIM Jennison Mid-Cap Growth	99,667	21,705
PGIM Jennison Natural Resources	1,398	3,007
PGIM Jennison Small Company	34,249	88,802
PGIM Quant Solutions Small-Cap Value (d)	2,798	48,407
PIMCO All Asset	13,389	32,054
PIMCO CommodityRealReturn Strategy	38,497	28,015
PIMCO Emerging Markets Bond	19,825	29,355
PIMCO High Yield	105,889	207,251
PIMCO International Bond (U.S. Dollar-Hedged)	280,267	1,216,195
PIMCO Low Duration	3,784	5,378
PIMCO Real Return	129,369	139,575
PIMCO StocksPLUS® Small Fund	51,385	106,616
PIMCO Total Return	89,274	263,322
PIMCO VIT All Asset Administrative	235,828	757,830
PIMCO VIT All Asset Advisor	42,540	38,303

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
PIMCO VIT CommodityRealReturn Strategy Administrative	$688,184	$931,976
PIMCO VIT CommodityRealReturn Strategy Advisor	21,566	126,006
PIMCO VIT Emerging Markets Bond	613,737	699,437
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	353	44
PIMCO VIT Global Managed Asset Allocation	4,068	63,358
PIMCO VIT High Yield	91,812	163,670
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	362,015	1,403,743
PIMCO VIT International Bond Portfolio (Unhedged)	50,902	81,754
PIMCO VIT Low Duration Administrative (d)	3,449,457	4,889,309
PIMCO VIT Low Duration Advisor	1,002,484	616,260
PIMCO VIT Real Return Administrative (d)	977,398	2,302,886
PIMCO VIT Real Return Advisor	955,261	933,548
PIMCO VIT Short-Term	881,304	1,262,879
PIMCO VIT Total Return Administrative	1,144,769	2,019,351
PIMCO VIT Total Return Advisor	1,516,232	2,682,183
Putnam VT Core Equity Fund	1,426,234	1,206,500
Putnam VT Diversified Income	19,097	82,028
Putnam VT Global Asset Allocation	115,552	871,825
Putnam VT High Yield	46,010	40,099
Putnam VT Income	1,387	19,179
Putnam VT Large Cap Growth Fund	192,830	707,097
Putnam VT Large Cap Value	406,595	633,227
Putnam VT Small Cap Growth	81,400	2,667
Putnam VT Small Cap Value	32,175	138,269
Royce Micro-Cap	540,036	1,381,169
Royce Small-Cap Opportunity	970,208	681,999
Royce Small-Cap Value	115,206	104,017
Rydex VIF Banking	463,068	566,411
Rydex VIF Basic Materials	367,932	351,070
Rydex VIF Biotechnology	119,085	531,834
Rydex VIF Commodities Strategy	286,090	317,056
Rydex VIF Consumer Products	249,095	306,340
Rydex VIF Dow 2x Strategy (d)	221,112	198,508
Rydex VIF Electronics	1,691,304	1,049,077
Rydex VIF Energy	2,710,748	2,816,636
Rydex VIF Energy Services	3,491	51,056
Rydex VIF Europe 1.25x Strategy (d)	804,686	834,619
Rydex VIF Financial Services	555,190	634,601
Rydex VIF Government Long Bond 1.2x Strategy (d)	3,321,274	3,344,098
Rydex VIF Health Care	334,749	772,083
Rydex VIF High Yield Strategy	371,344	213,483
Rydex VIF Internet	79,426	178,928
Rydex VIF Inverse Dow 2x Strategy (d)	13,891	22,667
Rydex VIF Inverse Government Long Bond Strategy (d)	178,894	197,009
Rydex VIF Inverse Mid-Cap Strategy (d)	7,909	7,494
Rydex VIF Inverse NASDAQ-100® Strategy (d)	3,197,653	3,236,913

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF Inverse Russell 2000® Strategy (d)	$73,032	$102,237
Rydex VIF Inverse S&P 500 Strategy (d)	1,669,502	1,376,993
Rydex VIF Japan 2x Strategy (d)	19,533	62,522
Rydex VIF Leisure	372,648	277,254
Rydex VIF Mid-Cap 1.5x Strategy (d)	1,196,064	1,331,822
Rydex VIF Money Market	43,435,753	40,973,667
Rydex VIF NASDAQ-100®	75,280,542	78,918,716
Rydex VIF NASDAQ-100® 2x Strategy (d)	99,598,182	94,940,142
Rydex VIF Nova (d)	1,213,726	1,622,808
Rydex VIF Precious Metals	6,242,582	7,967,655
Rydex VIF Real Estate	101,146	267,752
Rydex VIF Retailing	43,347	90,854
Rydex VIF Russell 2000® 1.5x Strategy (d)	181,414	342,666
Rydex VIF Russell 2000® 2x Strategy (d)	28,137,977	30,492,462
Rydex VIF S&P 500 2x Strategy (d)	6,471,013	7,175,979
Rydex VIF S&P 500 Pure Growth	3,466,670	3,973,574
Rydex VIF S&P 500 Pure Value	1,364,328	1,791,819
Rydex VIF S&P MidCap 400 Pure Growth	276,088	356,452
Rydex VIF S&P MidCap 400 Pure Value	163,963	702,538
Rydex VIF S&P SmallCap 600 Pure Growth	283,909	286,696
Rydex VIF S&P SmallCap 600 Pure Value	1,309,890	1,083,510
Rydex VIF Strengthening Dollar 2x Strategy (d)	106,205	62,263
Rydex VIF Technology	550,495	731,597
Rydex VIF Telecommunications	756,564	123,628
Rydex VIF Transportation	25,818	38,627
Rydex VIF Utilities	846,687	1,303,571
Rydex VIF Weakening Dollar 2x Strategy (d)	102,296	80,774
T. Rowe Price Blue Chip Growth	326,544	686,503
T. Rowe Price Capital Appreciation	592,384	1,265,383
T. Rowe Price Equity Income	541,783	87,355
T. Rowe Price Growth Stock	1,511,703	1,022,915
T. Rowe Price Health Sciences	1,138,010	2,917,088
T. Rowe Price Limited-Term Bond	144,780	165,599
T. Rowe Price Retirement 2010	101	23
T. Rowe Price Retirement 2015	12,593	2,131
T. Rowe Price Retirement 2020	4,624	101,245
T. Rowe Price Retirement 2025	6,071	561
T. Rowe Price Retirement 2030	100,457	6,720
T. Rowe Price Retirement 2035	11,242	874
T. Rowe Price Retirement 2040	29,568	6,211
T. Rowe Price Retirement 2045	3,435	219
T. Rowe Price Retirement 2050	300	25
T. Rowe Price Retirement 2055	1,776	15,926
T. Rowe Price Retirement Balanced	4,026	5,082
Templeton Developing Markets VIP Fund	6,926,508	5,941,558
Templeton Foreign VIP Fund	832,378	648,154

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Templeton Global Bond VIP Fund	$176,472	$218,660
Third Avenue Value	35,517	48,123
TOPS® Aggressive Growth ETF	8,066	674
TOPS® Balanced ETF	28,246	78,571
TOPS® Conservative ETF	30,223	47,299
TOPS® Growth ETF	10,346	63,498
TOPS® Moderate Growth ETF	47,012	23,069
VanEck VIP Global Gold	1,447,454	1,762,244
VanEck VIP Global Resources	130,329	38,846
Vanguard® VIF Balanced	4,939,506	1,924,158
Vanguard® VIF Capital Growth	1,009,329	513,221
Vanguard® VIF Conservative Allocation	431,293	2,004,281
Vanguard® VIF Diversified Value	494,712	105,714
Vanguard® VIF Equity Income	1,032,247	1,126,511
Vanguard® VIF Equity Index	5,104,021	711,591
Vanguard® VIF Global Bond Index	1,276,496	977,442
Vanguard® VIF Growth	1,537,247	658,392
Vanguard® VIF High Yield Bond	1,298,174	477,112
Vanguard® VIF International	1,797,566	842,868
Vanguard® VIF Mid-Cap Index	1,607,819	707,713
Vanguard® VIF Moderate Allocation	3,260,666	1,455,024
Vanguard® VIF Real Estate Index	691,472	401,708
Vanguard® VIF Short Term Investment Grade	2,553,606	1,653,803
Vanguard® VIF Small Company Growth (d)	34,069	11,294
Vanguard® VIF Total Bond Market Index	8,115,964	2,928,598
Vanguard® VIF Total International Stock Market Index	3,778,257	2,383,746
Vanguard® VIF Total Stock Market Index	9,787,338	3,742,519
Victory Pioneer Bond VCT Portfolio (b)	3,186	2,345
Victory Pioneer Equity Income VCT Portfolio (b)	2,721	242
Victory Pioneer High Yield VCT Portfolio (b)	79,244	110,048
Victory Pioneer Strategic Income Fund (b)	41,078	16,582
Victory Pioneer Strategic Income VCT Portfolio (b)	83,520	60,798
Victory RS Partners (d)	24,442	74,430
Victory RS Science and Technology	46,480	83,516
Victory RS Value	212,842	306,729
Virtus Ceredex Mid Cap Value Equity	23,850	26,368
Virtus Duff & Phelps Real Estate Securities Series	145,667	175,622
Virtus KAR Small-Cap Growth Series	429,068	382,686
Virtus Newfleet Multi-Sector Intermediate Bond Series	22,723	20,266
Virtus SGA International Growth Series	12,027	8,264
Virtus Tactical Allocation Series	43,180	3,110
Voya MidCap Opportunities Portfolio	23,997	70,706
VY CBRE Global Real Estate Portfolio	6,252	8,021
Western Asset Variable Global High Yield Bond	639,705	647,311

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the Statements of Net Assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2025 by subaccount are as follows:

Subaccount	Annuity Assets
AB VPS Discovery Value Portfolio	$55,413
AB VPS Relative Value Portfolio	10,208
AB VPS Sustainable Global Thematic Growth	133,893
AFIS Capital World Growth and Income	21,469
AFIS Washington Mutual Investors	7,714
Allspring Small Company Value	2,324
American Funds IS® Global Small Capitalization	12,763
American Funds IS® Growth	167,517
American Funds IS® Growth-Income	158,716
American Funds IS® International	176,789
American Funds IS® International Growth and Income	15,770
American Funds IS® Mortgage	8,952
American Funds IS® New World	174,139
Ariel®	4,023
BlackRock Equity Dividend V.I.	14,725
BlackRock Global Allocation V.I.	73,729
BlackRock High Yield V.I.	148,888
BNY Mellon Appreciation	7,942
BNY Mellon Dynamic Value	10,492
BNY Mellon IP Small Cap Stock Index	308,421
BNY Mellon IP Technology Growth	118,669
ClearBridge Variable Small Cap Growth	23,799
Dimensional VA Global Bond Portfolio	195,562
Dimensional VA Global Moderate Allocation	256,818
Dimensional VA International Small Portfolio	201,201
Dimensional VA International Value Portfolio	1,036,520
Dimensional VA Short-Term Fixed Portfolio	271,798
Dimensional VA U.S. Large Value Portfolio	433,786
Dimensional VA U.S. Targeted Value Portfolio	775,369
Eaton Vance VT Floating-Rate Income	181,681
Federated Hermes Corporate Bond	3,766

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Federated Hermes Fund for U.S. Government Securities II	$130,699
Federated Hermes High Income Bond II	16,387
Fidelity® Advisor International Capital Appreciation	1,994
Fidelity® Advisor Real Estate	1,314
Fidelity® VIP Balanced	543,329
Fidelity® VIP Contrafund	185,595
Fidelity® VIP Disciplined Small Cap	375,996
Fidelity® VIP Emerging Markets	188,493
Fidelity® VIP Growth & Income	112,437
Fidelity® VIP Growth Opportunities	85,327
Fidelity® VIP High Income	110,543
Fidelity® VIP Index 500	1,009,471
Fidelity® VIP Investment Grade Bond	452,372
Fidelity® VIP Mid Cap	17,098
Fidelity® VIP Overseas	45,261
Fidelity® VIP Real Estate	33,251
Fidelity® VIP Strategic Income	715,194
Franklin DynaTech VIP	21,992
Franklin Income VIP Fund	73,508
Franklin Mutual Global Discovery VIP Fund	20,899
Franklin Small Cap Value VIP Fund	20,825
Franklin Small-Mid Cap Growth VIP Fund	3,450
Franklin Strategic Income VIP Fund	69,745
Franklin U.S. Government Securities VIP Fund	20,944
Goldman Sachs VIT International Equity Insights	29,811
Goldman Sachs VIT Small Cap Equity Insights	67,654
Guggenheim VIF Floating Rate Strategies	231,519
Guggenheim VIF Global Managed Futures Strategy	54,590
Guggenheim VIF High Yield	196,584
Guggenheim VIF Multi-Hedge Strategies	12,666
Guggenheim VIF Total Return Bond	195,171
Invesco Small Cap Growth	2,115
Invesco V.I. American Value	70,934
Invesco V.I. Core Plus Bond	25,420
Invesco V.I. Discovery Mid Cap Growth	1,308
Invesco V.I. Equally-Weighted S&P 500	42,421
Invesco V.I. EVQ International Equity Fund	13,341
Invesco V.I. Global	8,712
Invesco V.I. Global Core Equity	37,163
Invesco V.I. Global Real Estate Series I	2,564
Invesco V.I. Global Real Estate Series II	32,696
Invesco V.I. Government Money Market	132,322
Invesco V.I. Government Securities	38,686
Invesco V.I. International Growth Fund	77,301
Invesco V.I. Main Street Mid Cap Fund®	3,045
Invesco V.I. Main Street Small Cap Fund®	89,740
Invesco V.I. Small Cap Equity	18,999
Janus Henderson Overseas	1,421
Janus Henderson VIT Enterprise	103,177
Janus Henderson VIT Mid Cap Value	5,353
Janus Henderson VIT Overseas	109,789

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Janus Henderson VIT Research	$28,045
Lord Abbett Series Bond-Debenture VC	144,940
Lord Abbett Series Developing Growth VC	35,214
Lord Abbett Series Growth Opportunities VC	3,275
LVIP American Century Disciplined Core Value	107,706
LVIP American Century Inflation Protection	74,976
LVIP American Century Mid Cap Value	42,350
LVIP American Century Ultra	65,007
LVIP American Century Value	34,391
LVIP JPMorgan Core Bond Fund	96,977
LVIP JPMorgan US Equity Fund	139,083
MFS® VIT Emerging Markets Equity	5,442
MFS® VIT II Research International	5,622
MFS® VIT Research	46,814
MFS® VIT Total Return	146,271
MFS® VIT Total Return Bond	37,959
MFS® VIT Utilities	8,115
Morgan Stanley VIF Emerging Markets Equity	52,692
Morningstar Balanced ETF Asset Allocation Portfolio	68,401
Morningstar Conservative ETF Asset Allocation Portfolio	373,761
NAA Large Cap Value Series	24,684
NAA Large Core Series	1,136
NAA Large Growth Series	1,188
NAA Mid Growth Series	37,945
NAA Small Cap Value Series	69,892
NAA Small Growth Series	21,380
NAA Smid-Cap Value Series	66,551
NAA World Equity Income Series	1,481
Neuberger Berman AMT Quality Equity Portfolio Class I	58,330
Nomura VIP Energy Series	411
Nomura VIP Global Growth Series	37,147
Nomura VIP High Income Series	34,921
Nomura VIP International Core Equity Series	11,353
Nomura VIP Mid Cap Growth Series	54,671
Nomura VIP Science And Technology Series	39,852
Nomura VIP Small Cap Growth Series	52,271
PIMCO High Yield	1,021
PIMCO International Bond (U.S. Dollar-Hedged)	1,128
PIMCO VIT All Asset Administrative	1,658
PIMCO VIT All Asset Advisor	126,250
PIMCO VIT CommodityRealReturn Strategy Administrative	42,767
PIMCO VIT Emerging Markets Bond	22,411
PIMCO VIT High Yield	7,078
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	6,744
PIMCO VIT Low Duration Administrative	18,593
PIMCO VIT Low Duration Advisor	6,394
PIMCO VIT Real Return Administrative	4,173
PIMCO VIT Real Return Advisor	50,087
PIMCO VIT Short-Term	234,569
PIMCO VIT Total Return Administrative	4,657
PIMCO VIT Total Return Advisor	1,540,342

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Putnam VT Large Cap Growth Fund	$11,505
Putnam VT Large Cap Value	146,347
Royce Micro-Cap	23,672
Rydex VIF Banking	22,702
Rydex VIF Biotechnology	44,236
Rydex VIF Energy	74,198
Rydex VIF Health Care	37,706
Rydex VIF Inverse Dow 2x Strategy	1
Rydex VIF Inverse Mid-Cap Strategy	11
Rydex VIF Inverse NASDAQ-100® Strategy	4
Rydex VIF Inverse Russell 2000® Strategy	3,030
Rydex VIF Inverse S&P 500 Strategy	14
Rydex VIF Japan 2x Strategy	203
Rydex VIF Mid-Cap 1.5x Strategy	2,642
Rydex VIF Money Market	1,932,229
Rydex VIF Precious Metals	119,966
Rydex VIF Real Estate	27,448
Rydex VIF Retailing	1,805
Rydex VIF Russell 2000® 1.5x Strategy	1,784
Rydex VIF S&P 500 Pure Growth	31,900
Rydex VIF S&P 500 Pure Value	17,835
Rydex VIF S&P MidCap 400 Pure Growth	3,734
Rydex VIF S&P MidCap 400 Pure Value	3,632
Rydex VIF S&P SmallCap 600 Pure Growth	3,582
Rydex VIF S&P SmallCap 600 Pure Value	2,649
Rydex VIF Technology	58,110
Rydex VIF Utilities	49,736
T. Rowe Price Blue Chip Growth	247,651
T. Rowe Price Equity Income	224,019
T. Rowe Price Growth Stock	24,084
T. Rowe Price Health Sciences	28,106
T. Rowe Price Limited-Term Bond	13,867
Templeton Developing Markets VIP Fund	60,824
Templeton Foreign VIP Fund	20,835
Templeton Global Bond VIP Fund	6,957
TOPS® Conservative ETF	485,885
Vanguard® VIF Balanced	1,604,059
Vanguard® VIF Capital Growth	117,454
Vanguard® VIF Conservative Allocation	929,705
Vanguard® VIF Diversified Value	421,377
Vanguard® VIF Equity Income	554,138
Vanguard® VIF Equity Index	2,959,896
Vanguard® VIF Global Bond Index	120,833
Vanguard® VIF Growth	565,722
Vanguard® VIF High Yield Bond	177,282
Vanguard® VIF International	2,121,407
Vanguard® VIF Mid-Cap Index	1,136,657
Vanguard® VIF Moderate Allocation	3,531,322
Vanguard® VIF Real Estate Index	404,174
Vanguard® VIF Short Term Investment Grade	921,161
Vanguard® VIF Small Company Growth	48,789

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Vanguard® VIF Total Bond Market Index	$4,026,676
Vanguard® VIF Total International Stock Market Index	1,253,439
Vanguard® VIF Total Stock Market Index	4,468,152
Victory Pioneer Bond VCT Portfolio	22,320
Victory RS Science and Technology	5,454
Virtus Duff & Phelps Real Estate Securities Series	14,745
Virtus KAR Small-Cap Growth Series	11,275
Virtus Newfleet Multi-Sector Intermediate Bond Series	186,756
Voya MidCap Opportunities Portfolio	17,091
VY CBRE Global Real Estate Portfolio	15,714
Western Asset Variable Global High Yield Bond	16,689

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2025.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Segment Disclosures

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

2. Variable Annuity Contract Charges

AdvanceDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.45% of the contract value. For contracts issued prior to June 19, 2006, maximum rider charge is 1% and for contracts issued prior to February 10 2010, maximum rider charge is 1.60%.

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	NAA All Cap Value Series NAA Large Cap Value Series NAA Small Cap Value Series NAA SMid Cap Value Series NAA Mid Growth Series NAA World Equity Income Series
0.35%	Invesco V.I. EVQ International Equity Fund Invesco V.I. Mid Cap Core Equity
0.40%	Invesco Oppenheimer V.I. Main Street Small Cap Fund
0.45%	Guggenheim VIF Long Short Equity Guggenheim VIF Multi-Hedge Strategies Invesco V.I. Government Securities each Rydex VIF Subaccounts
0.50%	Federated Hermes High Income Bond II Fidelity VIP Contrafund Fidelity VIP Growth Opportunities Fidelity VIP Investment Grade Bond
0.55%	Fidelity VIP Index 500 PIMCO VIT Low Duration PIMCO VIT Real Return PIMCO VIT Total Return Wells Fargo Opportunity VT
0.60%

Federated Hermes Fund for U.S. Government Securities II

Franklin Small-Mid Cap Growth VIP Fund

Invesco V.I. American Franchise

Neuberger Berman AMT Quality Equity Portfolio

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•

Account Administrative Charge: SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

Security Benefit Advisor

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.75% of the average daily net asset value. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net assets value.

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $25,000, SBL deducts an additional 0.15% above the minimum annual rate of 0.75%, as a contract level deduction for mortality and expense risk.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The EliteDesigns and EliteDesigns II mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. EliteDesigns: If the net asset value of an individual contract is less than $500,000, SBL deducts a mortality and expense risk charge of 0.20%. If the net asset value of an individual contract is greater than $500,000, no mortality and expense risk charge is deducted. EliteDesigns II: Prior to December 2, 2021, SBL deducted a mortality and expense risk charge of 1.20%. After December 2, 2021, If the net asset value of an individual contract is less than $500,000, SBL deducts a mortality and expense risk charge of 1.20%. If the net asset value of an individual contract is greater than $500,000, SBL deducts a mortality and expense risk charge of 1.00. All contracts, once annuitized, will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II

Dimensional VA Equity Allocation

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA U.S. Large Value Portfolio

Dimensional VA U.S. Targeted Value Portfolio

Vanguard® VIF Balanced

Vanguard® VIF Capital Growth

Vanguard® VIF Conservative Allocation

Vanguard® VIF Diversified Value

Vanguard® VIF Equity Income

Vanguard® VIF Equity Index

Vanguard® VIF Global Bond Index

Vanguard® VIF Growth

Vanguard® VIF High Yield Bond

Vanguard® VIF International

Vanguard® VIF Mid-Cap Index

Vanguard® VIF Moderate Allocation

Vanguard® VIF Real Estate Index

Vanguard® VIF Short Term Investment Grade

Vanguard® VIF Small Company Growth

Vanguard® VIF Total Bond Market Index

Vanguard® VIF Total International Stock Market Index

Vanguard® VIF Total Stock Market Index

0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): For EliteDesigns with a 5 year contract rider, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For EliteDesigns with a 0 year contract rider and EliteDesigns II contract, SBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: SBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 2.00% of the contract value.

Valuebuilder

Mortality and Expense Risk Charge: For NEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% of the average daily net asset value to contracts with $25,000 or more and 0.90% of the average daily net asset value to contracts with less than $25,000. For NEA Valuebuilder – RID contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.10% of the average daily net asset value. For AEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.95% of the average daily net asset value to contracts with $25,000 or more and 1.10% of the average daily net asset value to contracts with less than $25,000. During the annuity period, mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the average daily net asset value for certain annuity options.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2025 and 2024 were as follows:

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB VPS Discovery Value Portfolio	17,836	(34,358)	(16,522)	17,497	(27,508)	(10,011)
AB VPS Dynamic Asset Allocation	2,453	(14,441)	(11,988)	2,655	(5,932)	(3,277)
AB VPS Relative Value Portfolio	8,864	(7,901)	963	120	(557)	(437)
AB VPS Sustainable Global Thematic Growth	191	(750)	(559)	355	(210)	145
AFIS Capital World Growth and Income	226	(1,518)	(1,292)	1,328	(788)	540
AFIS U.S. Government Securities	9,248	(26,014)	(16,766)	37,569	(1,397)	36,172
AFIS Washington Mutual Investors	1,411	(9,673)	(8,262)	7,450	(7,361)	89
Alger Capital Appreciation (d)	211	(2,045)	(1,834)	233	(846)	(613)
Alger Large Cap Growth	40,393	(27,666)	12,727	11,501	(1,023)	10,478
Allspring Growth (d)	2,649	(3,969)	(1,320)	3,763	(5,956)	(2,193)
Allspring Large Cap Core	8,090	(10,365)	(2,275)	8,452	(13,662)	(5,210)
Allspring Opportunity	1,765	(4,506)	(2,741)	3,989	(5,461)	(1,472)
Allspring Opportunity VT	1,544	(5,273)	(3,729)	1,168	(6,517)	(5,349)
Allspring Small Company Value	40,351	(61,112)	(20,761)	28,257	(59,556)	(31,299)
Allspring VT Discovery All Cap Growth Fund	253	(15)	238	247	(17)	230
ALPS/Alerian Energy Infrastructure	8,437	(789)	7,648	2,007	(4,658)	(2,651)
American Century Diversified Bond	29,129	(32,937)	(3,808)	8,372	(5,153)	3,219
American Century Equity Income	32,959	(57,103)	(24,144)	25,778	(73,825)	(48,047)
American Century Heritage	7,866	(15,119)	(7,253)	5,606	(13,994)	(8,388)
American Century International Growth	69,363	(85,738)	(16,375)	64,004	(86,719)	(22,715)
American Century Select	15,252	(60,125)	(44,873)	14,095	(41,613)	(27,518)
American Century Strategic Allocation: Aggressive	64,526	(5,887)	58,639	5,363	(16,192)	(10,829)
American Century Strategic Allocation: Conservative	12,539	(18,133)	(5,594)	8,793	(22,597)	(13,804)
American Century Strategic Allocation: Moderate	52,230	(32,866)	19,364	18,747	(30,692)	(11,945)
American Century Ultra®	1,533	(4,203)	(2,670)	3,133	(2,368)	765
American Funds IS® Asset Allocation	140,912	(170,793)	(29,881)	411,627	(201,268)	210,359

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds IS® Capital World Bond	103,003	(62,584)	40,419	37,316	(97,479)	(60,163)
American Funds IS® Global Growth	94,640	(153,776)	(59,136)	59,797	(126,746)	(66,949)
American Funds IS® Global Small Capitalization	8,473	(14,536)	(6,063)	28,502	(7,198)	21,304
American Funds IS® Growth	13,159	(24,138)	(10,979)	18,861	(14,190)	4,671
American Funds IS® Growth-Income	148,648	(325,819)	(177,171)	177,257	(182,675)	(5,418)
American Funds IS® International	143,313	(205,232)	(61,919)	148,796	(52,372)	96,424
American Funds IS® International Growth and Income	14,481	(9,756)	4,725	7,288	(2,193)	5,095
American Funds IS® Mortgage	27,765	(3,084)	24,681	786	(122)	664
American Funds IS® New World	111,002	(76,669)	34,333	74,238	(72,896)	1,342
AMG River Road Mid Cap Value	4,038	(15,283)	(11,245)	4,811	(13,637)	(8,826)
Ariel®	5,442	(17,142)	(11,700)	6,255	(17,572)	(11,317)
Baron Asset	1,645	(3,378)	(1,733)	1,935	(13,434)	(11,499)
BlackRock Advantage Large Cap Core V.I.	1,088	(1,689)	(601)	34,271	(24,452)	9,819
BlackRock Advantage Small Cap Growth	2,582	(717)	1,865	1,779	(2,940)	(1,161)
BlackRock Basic Value V.I.	449	(58)	391	1,390	(60)	1,330
BlackRock Capital Appreciation V.I.	624	(8,879)	(8,255)	3,720	(4,639)	(919)
BlackRock Equity Dividend	2,847	(4,027)	(1,180)	1,901	(4,620)	(2,719)
BlackRock Equity Dividend V.I.	113,601	(126,585)	(12,984)	94,923	(131,259)	(36,336)
BlackRock Global Allocation	3,893	(2,520)	1,373	1,407	(4,101)	(2,694)
BlackRock Global Allocation V.I.	25,282	(58,518)	(33,236)	20,303	(40,626)	(20,323)
BlackRock High Yield V.I.	123,649	(131,122)	(7,473)	127,316	(327,051)	(199,735)
BlackRock Large Cap Focus Growth V.I.	105	(7)	98	459	(44,456)	(43,997)
BNY Mellon Appreciation	40,813	(58,866)	(18,053)	37,011	(67,777)	(30,766)
BNY Mellon Dynamic Value	18,618	(27,509)	(8,891)	17,374	(28,374)	(11,000)
BNY Mellon IP MidCap Stock	14,788	(34,314)	(19,526)	35,809	(25,885)	9,924
BNY Mellon IP Small Cap Stock Index	63,569	(88,786)	(25,217)	69,633	(88,755)	(19,122)
BNY Mellon IP Technology Growth	33,535	(138,790)	(105,255)	154,496	(115,726)	38,770
BNY Mellon Midcap Value Fun (b)	5,860	(14,766)	(8,906)	11,588	(10,375)	1,213

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BNY Mellon Stock Index	47	(1,207)	(1,160)	1,265	(6,638)	(5,373)
BNY Mellon VIF Appreciation	12,803	(44,011)	(31,208)	59,500	(115,844)	(56,344)
Calamos® Growth	11,039	(59,038)	(47,999)	14,328	(51,230)	(36,902)
Calamos® Growth and Income	13,673	(64,025)	(50,352)	17,437	(51,907)	(34,470)
Calamos® High Income Opportunities	3,182	(2,690)	492	7,456	(7,122)	334
ClearBridge Small Cap Growth	—	—	—	20	(1,069)	(1,049)
ClearBridge Variable Growth	12,913	(36,953)	(24,040)	77,247	(114,805)	(37,558)
ClearBridge Variable Small Cap Growth	87,736	(40,144)	47,592	19,443	(108,961)	(89,518)
Dimensional VA Equity Allocation	124,168	(30,463)	93,705	29,162	(17,866)	11,296
Dimensional VA Global Bond Portfolio	112,858	(66,385)	46,473	66,801	(36,287)	30,514
Dimensional VA Global Moderate Allocation	50,060	(39,203)	10,857	1,381	(17,152)	(15,771)
Dimensional VA International Small Portfolio	35,058	(47,286)	(12,228)	48,757	(20,786)	27,971
Dimensional VA International Value Portfolio	107,309	(71,348)	35,961	58,076	(49,802)	8,274
Dimensional VA Short-Term Fixed Portfolio	93,938	(172,492)	(78,554)	348,340	(102,407)	245,933
Dimensional VA U.S. Large Value Portfolio	48,621	(82,679)	(34,058)	59,221	(41,643)	17,578
Dimensional VA U.S. Targeted Value Portfolio	68,522	(51,044)	17,478	32,823	(48,069)	(15,246)
Donoghue Forlines Dividend VIT Fund	2,235	(560)	1,675	—	—	—
Donoghue Forlines Momentum VIT Fund	15,148	(15,148)	—	—	—	—
DWS Small Mid Cap Value VIP	118	(2,780)	(2,662)	1,716	(1,736)	(20)
Eaton Vance VT Floating-Rate Income	33,410	(255,218)	(221,808)	142,943	(99,347)	43,596
Federated Hermes Corporate Bond	90,280	(231,612)	(141,332)	169,585	(120,867)	48,718
Federated Hermes Fund for U.S. Government Securities II	46,701	(68,951)	(22,250)	14,668	(70,744)	(56,076)
Federated Hermes High Income Bond II	17,236	(54,929)	(37,693)	40,729	(81,202)	(40,473)
Fidelity® Advisor Dividend Growth Class M-1 (c)	4,567	(131,277)	(126,710)	8,159	(23,664)	(15,505)
Fidelity® Advisor Dividend Growth Class M-2 (a)	246,091	(7,737)	238,354	—	—	—
Fidelity® Advisor International Capital Appreciation (d)	420	(1,571)	(1,151)	477	(2,555)	(2,078)

(a)	New subaccount. See Note 1.
(c)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

,	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity® Advisor Leveraged Company Stock	553	(2,944)	(2,391)	9,262	(4)	9,258
Fidelity® Advisor New Insights	2,778	(4,255)	(1,477)	1,795	(2,201)	(406)
Fidelity® Advisor Real Estate	10,933	(10,861)	72	5,391	(19,092)	(13,701)
Fidelity® Advisor Stock Selector Mid Cap	5,218	(16,731)	(11,513)	4,770	(16,315)	(11,545)
Fidelity® Advisor Value Strategies	8,571	(20,756)	(12,185)	10,259	(15,458)	(5,199)
Fidelity® VIP Balanced	22,133	(27,645)	(5,512)	78,597	(16,437)	62,160
Fidelity® VIP Contrafund	212,447	(248,531)	(36,084)	74,668	(103,135)	(28,467)
Fidelity® VIP Disciplined Small Cap	35,126	(6,021)	29,105	12,824	(7,481)	5,343
Fidelity® VIP Emerging Markets	115,185	(77,771)	37,414	59,648	(21,993)	37,655
Fidelity® VIP Equity-Income	206,812	(109,130)	97,682	136,067	(46,691)	89,376
Fidelity® VIP Growth & Income	121,570	(142,616)	(21,046)	73,273	(53,275)	19,998
Fidelity® VIP Growth Opportunities	268,340	(354,310)	(85,970)	121,079	(244,147)	(123,068)
Fidelity® VIP High Income	10,523	(18,732)	(8,209)	27,978	(9,708)	18,270
Fidelity® VIP Index 500	180,496	(208,372)	(27,876)	295,932	(311,277)	(15,345)
Fidelity® VIP Investment Grade Bond	216,753	(184,891)	31,862	328,751	(267,775)	60,976
Fidelity® VIP Mid Cap	36,887	(16,475)	20,412	51,526	(38,092)	13,434
Fidelity® VIP Overseas	270,719	(148,823)	121,896	115,394	(87,939)	27,455
Fidelity® VIP Real Estate	475	(3,304)	(2,829)	3,136	(675)	2,461
Fidelity® VIP Strategic Income	68,217	(70,483)	(2,266)	72,059	(12,548)	59,511
Franklin Allocation VIP Fund	16,135	(20,319)	(4,184)	5,588	(22,712)	(17,124)
Franklin DynaTech VIP	3,712	(148)	3,564	204	(48)	156
Franklin Growth and Income VIP Fund	9,410	(8,284)	1,126	1,131	(77)	1,054
Franklin Income VIP Fund	126,802	(157,752)	(30,950)	129,714	(232,249)	(102,535)
Franklin Large Cap Growth VIP Fund	1,100	(40)	1,060	37	(4)	33
Franklin Mutual Global Discovery VIP Fund	244,794	(137,228)	107,566	69,422	(109,604)	(40,182)
Franklin Mutual Shares VIP Fund	6,613	(32)	6,581	61	(40)	21
Franklin Rising Dividends VIP Fund	1,444	(10,297)	(8,853)	7,886	(1,561)	6,325
Franklin Small Cap Value VIP Fund	25,281	(128,932)	(103,651)	128,044	(26,916)	101,128
Franklin Small-Mid Cap Growth VIP Fund	4,874	(17,369)	(12,495)	8,542	(32,807)	(24,265)
Franklin Strategic Income VIP Fund	70,624	(33,544)	37,080	25,155	(54,724)	(29,569)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin U.S. Government Securities VIP Fund	212,308	(173,766)	38,542	128,141	(69,472)	58,669
Goldman Sachs Emerging Markets Equity	42,176	(25,214)	16,962	31,977	(19,117)	12,860
Goldman Sachs Government Income	46,826	(28,710)	18,116	13,135	(50,246)	(37,111)
Goldman Sachs VIT International Equity Insights	63,528	(64,504)	(976)	3,643	(2,007)	1,636
Goldman Sachs VIT Large Cap Value	7,249	(459)	6,790	7,758	—	7,758
Goldman Sachs VIT Mid Cap Growth Fund	3,769	(1,393)	2,376	329	(290)	39
Goldman Sachs VIT Mid Cap Value	1,001	(9,017)	(8,016)	23,782	(21,964)	1,818
Goldman Sachs VIT Small Cap Equity Insights	41,727	(11,531)	30,196	5,284	(6,441)	(1,157)
Goldman Sachs VIT Strategic Growth	3,441	(463)	2,978	242	(3,407)	(3,165)
Guggenheim Core Bond	32,000	(90,177)	(58,177)	51,595	(80,469)	(28,874)
Guggenheim Floating Rate Strategies	32,091	(39,634)	(7,543)	14,564	(23,406)	(8,842)
Guggenheim High Yield	27,710	(47,380)	(19,670)	20,022	(26,725)	(6,703)
Guggenheim Macro Opportunities	65	(1,294)	(1,229)	834	(8)	826
Guggenheim Managed Futures Strategy	607	(655)	(48)	70	(324)	(254)
Guggenheim Multi-Hedge Strategies	624	(977)	(353)	119	(556)	(437)
Guggenheim Total Return Bond	7,504	(4,263)	3,241	8,869	(25,211)	(16,342)
Guggenheim VIF Floating Rate Strategies	420,611	(372,508)	48,103	132,799	(224,498)	(91,699)
Guggenheim VIF Global Managed Futures Strategy	186,464	(58,569)	127,895	133,494	(29,764)	103,730
Guggenheim VIF High Yield	27,482	(135,035)	(107,553)	84,503	(156,134)	(71,631)
Guggenheim VIF Multi-Hedge Strategies	54,314	(53,424)	890	73,063	(376,561)	(303,498)
Guggenheim VIF Total Return Bond	1,252,506	(1,021,343)	231,163	813,257	(664,868)	148,389
Invesco American Franchise	3,344	(8,469)	(5,125)	5,475	(24,321)	(18,846)
Invesco Comstock	42,380	(45,275)	(2,895)	22,728	(63,455)	(40,727)
Invesco Developing Markets	4,442	(5,442)	(1,000)	5,642	(3,388)	2,254
Invesco Discovery	1,036	(1,708)	(672)	1,297	(924)	373
Invesco Discovery Mid Cap Growth	23,291	(23,363)	(72)	7,131	(14,688)	(7,557)
Invesco Energy	644	(1,074)	(430)	745	(4,184)	(3,439)
Invesco Equity and Income	18,927	(69,808)	(50,881)	28,615	(62,789)	(34,174)
Invesco Global	3,057	(3,589)	(532)	1,681	(5,030)	(3,349)
Invesco Gold & Special Minerals	662	(279)	383	790	(514)	276

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco Main Street Mid Cap	6,504	(14,755)	(8,251)	6,258	(17,953)	(11,695)
Invesco Small Cap Growth (d)	2,592	(9,934)	(7,342)	2,596	(13,708)	(11,112)
Invesco Technology	15,549	(5,823)	9,726	9,957	(18,378)	(8,421)
Invesco V.I. American Franchise Series I	4,031	(23,835)	(19,804)	7,330	(39,052)	(31,722)
Invesco V.I. American Franchise Series II	25	(49)	(24)	24	(9)	15
Invesco V.I. American Value	139,157	(93,183)	45,974	96,789	(54,654)	42,135
Invesco V.I. Balanced-Risk Allocation	869	(160)	709	3,444	(14)	3,430
Invesco V.I. Comstock	231,810	(678,310)	(446,500)	747,746	(175,620)	572,126
Invesco V.I. Core Equity	527	(12)	515	2,163	(65,533)	(63,370)
Invesco V.I. Core Plus Bond	81,543	(173,301)	(91,758)	141,610	(200,641)	(59,031)
Invesco V.I. Discovery Mid Cap Growth	17,395	(79,551)	(62,156)	70,866	(35,286)	35,580
Invesco V.I. Equally-Weighted S&P 500	3,624	(31,835)	(28,211)	106,552	(36,849)	69,703
Invesco V.I. Equity and Income	42,516	(80,010)	(37,494)	31,978	(169,492)	(137,514)
Invesco V.I. EVQ International Equity Fund	155,228	(205,512)	(50,284)	162,845	(371,562)	(208,717)
Invesco V.I. Global	8,728	(72,027)	(63,299)	26,955	(58,502)	(31,547)
Invesco V.I. Global Core Equity	68	(1,123)	(1,055)	148	(48)	100
Invesco V.I. Global Real Estate Series I	18,212	(54,287)	(36,075)	80,408	(86,712)	(6,304)
Invesco V.I. Global Real Estate Series II	280	(1,536)	(1,256)	389	(3,026)	(2,637)
Invesco V.I. Global Strategic Income	65,955	(90,663)	(24,708)	27,360	(2,663)	24,697
Invesco V.I. Government Money Market	1,215,333	(1,492,809)	(277,476)	2,324,475	(1,742,405)	582,070
Invesco V.I. Government Securities	435,757	(616,739)	(180,982)	286,897	(260,182)	26,715
Invesco V.I. Growth and Income	489	(472)	17	150	(180)	(30)
Invesco V.I. Health Care Series I	57,564	(62,839)	(5,275)	50,189	(62,107)	(11,918)
Invesco V.I. Health Care Series II	11,281	(131)	11,150	285	(7,530)	(7,245)
Invesco V.I. International Growth Fund (b)	3,395	(715)	2,680	1,386	(9,130)	(7,744)
Invesco V.I. Main Street Mid Cap Fund®	23,041	(104,968)	(81,927)	136,822	(131,758)	5,064
Invesco V.I. Main Street Small Cap Fund®	25,921	(97,132)	(71,211)	101,046	(129,200)	(28,154)

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Small Cap Equity	27,438	(27,778)	(340)	1,440	(6,366)	(4,926)
Invesco Value Opportunities	9,260	(27,186)	(17,926)	7,670	(35,954)	(28,284)
Janus Henderson Adaptive Risk Managed U.S. Equity	2,418	(9,647)	(7,229)	3,083	(11,575)	(8,492)
Janus Henderson Mid Cap Value	195	(91)	104	195	(1,759)	(1,564)
Janus Henderson Overseas	55,788	(117,628)	(61,840)	37,063	(97,274)	(60,211)
Janus Henderson VIT Enterprise	37,897	(215,061)	(177,164)	147,768	(220,165)	(72,397)
Janus Henderson VIT Mid Cap Value	7,045	(4,037)	3,008	1,967	(6,108)	(4,141)
Janus Henderson VIT Overseas	130,651	(67,290)	63,361	5,234	(1,747)	3,487
Janus Henderson VIT Research	54,715	(161,713)	(106,998)	99,477	(108,627)	(9,150)
Lord Abbett Series Bond-Debenture VC	101,255	(58,352)	42,903	148,072	(157,132)	(9,060)
Lord Abbett Series Developing Growth VC	14,969	(66,235)	(51,266)	49,852	(17,889)	31,963
Lord Abbett Series Dividend Growth VC	12,061	(194)	11,867	809	(95)	714
Lord Abbett Series Growth Opportunities VC	5	(19)	(14)	5	(17)	(12)
Lord Abbett Series Mid Cap Stock VC	122	(343)	(221)	146	(325)	(179)
Lord Abbett Series Total Return VC	26,188	(26,388)	(200)	4,980	(5,623)	(643)
LVIP American Century Disciplined Core Value	188	(2,224)	(2,036)	245	(2,426)	(2,181)
LVIP American Century Inflation Protection	10,337	(4,564)	5,773	15,741	(44,225)	(28,484)
LVIP American Century International	126	(461)	(335)	147	(1,025)	(878)
LVIP American Century Mid Cap Value (d)	13,314	(31,428)	(18,114)	13,924	(38,843)	(24,919)
LVIP American Century Ultra	23,563	(102,345)	(78,782)	53,960	(158,228)	(104,268)
LVIP American Century Value	56,182	(148,485)	(92,303)	60,252	(322,296)	(262,044)
LVIP JPMorgan Core Bond Fund	410,490	(95,378)	315,112	95,439	(42,442)	52,997
LVIP JPMorgan Small Cap Core Fund	1,099	(558)	541	9,178	(164)	9,014
LVIP JPMorgan US Equity Fund	2,755	(161)	2,594	402	(393)	9
Macquarie Asset Strategy	6,061	(3,429)	2,632	3,963	(5,011)	(1,048)
MFS® VIT Emerging Markets Equity	7,146	(8,618)	(1,472)	5,930	(1,066)	4,864
MFS® VIT Global Tactical Allocation	6,984	(104)	6,880	13	(103)	(90)
MFS® VIT II MA Investors Growth Stock	306	(300)	6	746	(551)	195

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
MFS® VIT II Research International	119,210	(282,276)	(163,066)	152,963	(170,476)	(17,513)
MFS® VIT International Intrinsic Value	13,277	(9,111)	4,166	4,896	(14,805)	(9,909)
MFS® VIT Investors Trust	169	(1,734)	(1,565)	204	(254)	(50)
MFS® VIT New Discovery	303	(2,565)	(2,262)	380	(3,853)	(3,473)
MFS® VIT Research	49	(85)	(36)	51	(84)	(33)
MFS® VIT Total Return	37,863	(144,753)	(106,890)	57,174	(118,503)	(61,329)
MFS® VIT Total Return Bond	41,307	(8,311)	32,996	3,502	(2,737)	765
MFS® VIT Utilities	49,044	(124,956)	(75,912)	89,030	(114,496)	(25,466)
Morgan Stanley VIF Emerging Markets Debt	781	(28,776)	(27,995)	44,587	(14,626)	29,961
Morgan Stanley VIF Emerging Markets Equity	75,630	(103,796)	(28,166)	61,688	(126,453)	(64,765)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	5,172	(18,577)	(13,405)	23,280	(4,421)	18,859
Morningstar Balanced ETF Asset Allocation Portfolio	210,660	(126,841)	83,819	323,906	(94,490)	229,416
Morningstar Conservative ETF Asset Allocation Portfolio	35,128	(46,802)	(11,674)	44,040	(32,235)	11,805
Morningstar Growth ETF Asset Allocation Portfolio	36,136	(23,445)	12,691	22,254	(216,022)	(193,768)
Morningstar Income and Growth ETF Asset Allocation Portfolio	67,881	(35,607)	32,274	28,174	(35,281)	(7,107)
NAA All Cap Value Series	27,569	(128,132)	(100,563)	39,682	(160,416)	(120,734)
NAA Large Cap Value	4,643	(13,159)	(8,516)	3,532	(7,327)	(3,795)
NAA Large Cap Value Series	91,557	(283,101)	(191,544)	131,836	(187,231)	(55,395)
NAA Large Core	5,962	(29,406)	(23,444)	13,558	(23,067)	(9,509)
NAA Large Core Series	139,403	(235,209)	(95,806)	204,028	(182,393)	21,635
NAA Large Growth Series	56,368	(147,580)	(91,212)	70,841	(122,034)	(51,193)
NAA Mid Growth	6,421	(15,594)	(9,173)	10,517	(15,263)	(4,746)
NAA Mid Growth Series	25,644	(115,715)	(90,071)	44,371	(146,144)	(101,773)
NAA Opportunity	213	(853)	(640)	229	(470)	(241)
NAA Small Cap Value Series	62,701	(60,230)	2,471	33,764	(188,586)	(154,822)
NAA Small Growth Series	18,070	(43,921)	(25,851)	20,999	(63,899)	(42,900)
NAA SMid Cap Value	19,568	(46,410)	(26,842)	14,095	(45,170)	(31,075)
NAA Smid-Cap Value Series	33,194	(134,687)	(101,493)	98,795	(255,909)	(157,114)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
NAA World Equity Income	16,131	(69,419)	(53,288)	26,397	(45,873)	(19,476)
NAA World Equity Income Series	312,681	(446,738)	(134,057)	94,304	(159,690)	(65,386)
Neuberger Berman AMT Quality Equity Portfolio Class I	32,486	(59,404)	(26,918)	18,173	(63,786)	(45,613)
Neuberger Berman AMT Quality Equity Portfolio Class S (b)	18,152	(49,402)	(31,250)	36,568	(22,657)	13,911
Neuberger Berman Core Bond	67,622	(63,412)	4,210	77,182	(41,386)	35,796
Neuberger Large Cap Value Fund (b)	3,338	(11,342)	(8,004)	5,597	(19,146)	(13,549)
Neuberger Quality Equity Fund (b)	6,722	(13,475)	(6,753)	6,629	(13,427)	(6,798)
Nomura VIP Asset Strategy Series (b)	13,161	(10,277)	2,884	5,683	(21,085)	(15,402)
Nomura VIP Balanced Series (b)	198	(741)	(543)	215	(513)	(298)
Nomura VIP Core Equity Series (b)	634	(535)	99	311	(779)	(468)
Nomura VIP Energy Series (b)	704	(3,525)	(2,821)	14,540	(11,838)	2,702
Nomura VIP Global Growth Series (b)	3,733	(7,909)	(4,176)	7,514	(2,876)	4,638
Nomura VIP Growth Series (b)	1,674	(4,511)	(2,837)	902	(4,908)	(4,006)
Nomura VIP High Income Series (b)	1,121	(8,970)	(7,849)	6,286	(7,540)	(1,254)
Nomura VIP International Core Equity Series (b)	932	(528)	404	16,414	(14,510)	1,904
Nomura VIP Limited+Term Bond Series (b)	56	(32)	24	94	(31)	63
Nomura VIP Mid Cap Growth Series (b)	438	(4,966)	(4,528)	780	(1,691)	(911)
Nomura VIP Natural Resources Series (b)	961	(744)	217	1,096	(3,947)	(2,851)
Nomura VIP Science And Technology Series (b)	620	(3,411)	(2,791)	823	(1,606)	(783)
Nomura VIP Small Cap Growth Series (b)	3,822	(2,807)	1,015	938	(9,027)	(8,089)
Nomura VIP Smid Cap Core Series (b)	110	(5,111)	(5,001)	2,504	(6,888)	(4,384)
Nomura VIP Value Series (b)	13	(106)	(93)	124	(7,454)	(7,330)
North Square Spectrum Alpha	12	(1)	11	9	(1)	8
Northern Global Tactical Asset Allocation	804	(303)	501	729	(1,204)	(475)
Northern Large Cap Core	190	(1,045)	(855)	243	(34)	209
Northern Large Cap Value	4,798	(1,828)	2,970	4,000	(11,430)	(7,430)
PGIM Focused Growth	13,945	(34,638)	(20,693)	24,459	(52,746)	(28,287)

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PGIM Jennison Mid-Cap Growth	3,953	(1,022)	2,931	4,908	(2,274)	2,634
PGIM Jennison Natural Resources	204	(368)	(164)	261	(2,990)	(2,729)
PGIM Jennison Small Company	878	(4,162)	(3,284)	1,262	(6,724)	(5,462)
PGIM Quant Solutions Small-Cap Value (d)	465	(3,509)	(3,044)	727	(4,497)	(3,770)
PIMCO All Asset	594	(3,066)	(2,472)	726	(4,365)	(3,639)
PIMCO CommodityRealReturn Strategy	6,664	(5,460)	1,204	3,417	(5,043)	(1,626)
PIMCO Emerging Markets Bond	2,034	(3,215)	(1,181)	3,019	(1,193)	1,826
PIMCO High Yield	4,986	(12,966)	(7,980)	10,176	(18,572)	(8,396)
PIMCO International Bond (U.S. Dollar-Hedged)	27,206	(118,819)	(91,613)	63,320	(81,657)	(18,337)
PIMCO Low Duration	513	(726)	(213)	1,515	(14,180)	(12,665)
PIMCO Real Return	15,829	(16,350)	(521)	9,374	(20,725)	(11,351)
PIMCO StocksPLUS® Small Fund	1,721	(5,321)	(3,600)	2,875	(2,546)	329
PIMCO Total Return	9,919	(30,545)	(20,626)	13,533	(38,696)	(25,163)
PIMCO VIT All Asset Administrative	12,388	(51,405)	(39,017)	17,926	(70,719)	(52,793)
PIMCO VIT All Asset Advisor	2,492	(3,075)	(583)	3,425	(5,888)	(2,463)
PIMCO VIT CommodityRealReturn Strategy Administrative	136,538	(170,797)	(34,259)	106,952	(334,512)	(227,560)
PIMCO VIT CommodityRealReturn Strategy Advisor	4,547	(25,816)	(21,269)	23,163	(13,712)	9,451
PIMCO VIT Emerging Markets Bond	51,274	(63,848)	(12,574)	123,762	(139,385)	(15,623)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	24	(2)	22	56	(4,255)	(4,199)
PIMCO VIT Global Managed Asset Allocation	179	(4,444)	(4,265)	1,220	(4,874)	(3,654)
PIMCO VIT High Yield	4,423	(8,776)	(4,353)	7,966	(7,524)	442
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	30,897	(124,754)	(93,857)	192,846	(330,092)	(137,246)
PIMCO VIT International Bond Portfolio (Unhedged)	7,658	(12,444)	(4,786)	22,385	(2,996)	19,389
PIMCO VIT Low Duration Administrative (d)	442,718	(642,112)	(199,394)	562,404	(1,385,041)	(822,637)
PIMCO VIT Low Duration Advisor	137,320	(87,014)	50,306	5,736	(2,611)	3,125
PIMCO VIT Real Return Administrative (d)	99,294	(231,906)	(132,612)	378,298	(510,271)	(131,973)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO VIT Real Return Advisor	115,952	(113,651)	2,301	9,081	(31,832)	(22,751)
PIMCO VIT Short-Term	97,934	(160,336)	(62,402)	1,008,483	(751,471)	257,012
PIMCO VIT Total Return Administrative	126,547	(227,476)	(100,929)	233,695	(303,261)	(69,566)
PIMCO VIT Total Return Advisor	173,585	(319,540)	(145,955)	425,646	(591,102)	(165,456)
Putnam VT Core Equity Fund	50,072	(42,839)	7,233	13,269	(934)	12,335
Putnam VT Diversified Income	2,048	(9,253)	(7,205)	721	(799)	(78)
Putnam VT Global Asset Allocation	495	(49,276)	(48,781)	52,303	(3,454)	48,849
Putnam VT High Yield	4,270	(4,125)	145	10,340	(10,199)	141
Putnam VT Income	110	(2,366)	(2,256)	176	(477)	(301)
Putnam VT Large Cap Growth Fund	3,436	(14,954)	(11,518)	2,863	(1,904)	959
Putnam VT Large Cap Value	13,310	(22,126)	(8,816)	10,691	(14,209)	(3,518)
Putnam VT Small Cap Growth	3,265	(116)	3,149	14,624	(14,532)	92
Putnam VT Small Cap Value	728	(9,181)	(8,453)	4,957	(24,479)	(19,522)
Royce Micro-Cap	13,356	(96,910)	(83,554)	61,943	(42,936)	19,007
Royce Small-Cap Opportunity	38,665	(32,367)	6,298	19,051	(49,159)	(30,108)
Royce Small-Cap Value	4,261	(7,650)	(3,389)	6,293	(15,493)	(9,200)
Rydex VIF Banking	41,796	(54,758)	(12,962)	27,070	(47,200)	(20,130)
Rydex VIF Basic Materials	19,646	(21,831)	(2,185)	29,382	(44,978)	(15,596)
Rydex VIF Biotechnology	6,206	(31,585)	(25,379)	29,103	(29,749)	(646)
Rydex VIF Commodities Strategy	139,156	(165,204)	(26,048)	35,964	(225,326)	(189,362)
Rydex VIF Consumer Products	14,444	(20,383)	(5,939)	4,750	(18,307)	(13,557)
Rydex VIF Dow 2x Strategy (d)	5,616	(4,369)	1,247	114,001	(118,744)	(4,743)
Rydex VIF Electronics	26,497	(39,177)	(12,680)	3,823	(11,812)	(7,989)
Rydex VIF Energy	353,224	(370,942)	(17,718)	446,233	(468,771)	(22,538)
Rydex VIF Energy Services	6,545	(28,696)	(22,151)	108,219	(230,249)	(122,030)
Rydex VIF Europe 1.25x Strategy (d)	114,885	(114,636)	249	26,779	(59,081)	(32,302)
Rydex VIF Financial Services	48,080	(53,228)	(5,148)	16,240	(25,181)	(8,941)
Rydex VIF Government Long Bond 1.2x Strategy (d)	533,898	(536,851)	(2,953)	1,543,753	(1,572,384)	(28,631)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Rydex VIF Health Care	9,740	(39,140)	(29,400)	21,980	(24,620)	(2,640)
Rydex VIF High Yield Strategy	35,818	(20,863)	14,955	18,362	(1,611)	16,751
Rydex VIF Internet	1,727	(10,334)	(8,607)	5,992	(8,927)	(2,935)
Rydex VIF Inverse Dow 2x Strateg (d)	264,771	(734,162)	(469,391)	322,033	(270,829)	51,204
Rydex VIF Inverse Government Long Bond Strategy(d)	108,540	(126,469)	(17,929)	88,796	(91,309)	(2,513)
Rydex VIF Inverse Mid-Cap Strategy (d)	22,816	(21,479)	1,337	26,840	(28,241)	(1,401)
Rydex VIF Inverse NASDAQ-100® Strategy (d)	23,440,468	(24,039,049)	(598,581)	13,802,161	(13,700,433)	101,728
Rydex VIF Inverse Russell 2000® Strategy (d)	231,413	(301,477)	(70,064)	148,391	(155,312)	(6,921)
Rydex VIF Inverse S&P 500 Strategy (d)	6,131,950	(5,202,706)	929,244	1,303,523	(1,344,723)	(41,200)
Rydex VIF Japan 2x Strategy (d)	1,785	(5,147)	(3,362)	3,093	(6,251)	(3,158)
Rydex VIF Leisure	24,201	(16,752)	7,449	2,902	(8,880)	(5,978)
Rydex VIF Mid-Cap 1.5x Strategy (d)	40,102	(42,211)	(2,109)	1,470	(4,741)	(3,271)
Rydex VIF Money Market	8,153,174	(7,787,850)	365,324	11,356,384	(11,435,051)	(78,667)
Rydex VIF NASDAQ-100®	1,746,958	(1,811,401)	(64,443)	2,402,021	(2,427,056)	(25,035)
Rydex VIF NASDAQ-100® 2x Strategy (d)	980,006	(961,796)	18,210	1,193,695	(1,222,224)	(28,529)
Rydex VIF Nova (d)	36,895	(47,534)	(10,639)	37,048	(53,538)	(16,490)
Rydex VIF Precious Metals	416,208	(501,306)	(85,098)	950,683	(977,666)	(26,983)
Rydex VIF Real Estate	9,306	(19,369)	(10,063)	5,592	(23,904)	(18,312)
Rydex VIF Retailing	2,307	(4,715)	(2,408)	4,048	(9,868)	(5,820)
Rydex VIF Russell 2000® 1.5x Strategy (d)	9,126	(18,039)	(8,913)	13,225	(17,410)	(4,185)
Rydex VIF Russell 2000® 2x Strategy (d)	2,627,554	(3,123,459)	(495,905)	7,729,782	(7,685,222)	44,560
Rydex VIF S&P 500 2x Strategy (d)	155,000	(171,311)	(16,311)	329,681	(374,769)	(45,088)
Rydex VIF S&P 500 Pure Growth	144,803	(188,762)	(43,959)	297,594	(291,134)	6,460
Rydex VIF S&P 500 Pure Value	79,717	(107,959)	(28,242)	136,369	(140,368)	(3,999)
Rydex VIF S&P MidCap 400 Pure Growth	11,429	(18,495)	(7,066)	124,609	(136,312)	(11,703)
Rydex VIF S&P MidCap 400 Pure Value	4,562	(43,193)	(38,631)	55,938	(42,705)	13,233
Rydex VIF S&P SmallCap 600 Pure Growth	19,102	(18,132)	970	398,672	(402,688)	(4,016)
Rydex VIF S&P SmallCap 600 Pure Value	113,478	(98,962)	14,516	429,997	(417,661)	12,336

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Rydex VIF Strengthening Dollar 2x Strategy (d)	16,630	(13,192)	3,438	11,036	(11,489)	(453)
Rydex VIF Technology	13,750	(28,498)	(14,748)	236,096	(263,559)	(27,463)
Rydex VIF Telecommunications	142,063	(20,908)	121,155	5,673	(13,927)	(8,254)
Rydex VIF Transportation	2,225	(2,052)	173	13,164	(24,531)	(11,367)
Rydex VIF Utilities	62,478	(103,186)	(40,708)	68,112	(75,391)	(7,279)
Rydex VIF Weakening Dollar 2x Strategy (d)	40,208	(33,194)	7,014	18,281	(25,181)	(6,900)
T. Rowe Price Blue Chip Growth	3,017	(16,872)	(13,855)	17,643	(18,374)	(731)
T. Rowe Price Capital Appreciation	12,582	(49,573)	(36,991)	20,167	(58,724)	(38,557)
T. Rowe Price Equity Income	18,506	(4,687)	13,819	5,956	(1,740)	4,216
T. Rowe Price Growth Stock	23,433	(30,953)	(7,520)	14,975	(31,279)	(16,304)
T. Rowe Price Health Sciences	55,980	(149,152)	(93,172)	55,104	(74,171)	(19,067)
T. Rowe Price Limited-Term Bond	20,047	(22,821)	(2,774)	22,986	(30,103)	(7,117)
T. Rowe Price Retirement 2010	4	—	4	4	—	4
T. Rowe Price Retirement 2015	536	—	536	3,335	(81)	3,254
T. Rowe Price Retirement 2020	376	(6,704)	(6,328)	444	(28)	416
T. Rowe Price Retirement 2025	323	(19)	304	368	(2,685)	(2,317)
T. Rowe Price Retirement 2030	5,308	(256)	5,052	882	(4,878)	(3,996)
T. Rowe Price Retirement 2035	553	(17)	536	529	(14)	515
T. Rowe Price Retirement 2040	1,488	(292)	1,196	1,590	(1,314)	276
T. Rowe Price Retirement 2045	171	(6)	165	79	(5)	74
T. Rowe Price Retirement 2050	15	(1)	14	17	(1)	16
T. Rowe Price Retirement 2055	83	(840)	(757)	143	(9)	134
T. Rowe Price Retirement Balanced	258	(383)	(125)	321	(6,010)	(5,689)
Templeton Developing Markets VIP Fund	453,037	(343,299)	109,738	112,654	(178,861)	(66,207)
Templeton Foreign VIP Fund	66,907	(64,465)	2,442	24,953	(63,511)	(38,558)
Templeton Global Bond VIP Fund	34,769	(34,403)	366	29,501	(12,358)	17,143
Templeton Growth VIP Fund	—	—	—	8	(434)	(426)
Third Avenue Value	1,733	(3,804)	(2,071)	10,733	(557)	10,176

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
TOPS® Aggressive Growth ETF	550	(36)	514	1,194	(34)	1,160
TOPS® Balanced ETF	2,527	(6,581)	(4,054)	2,649	(6,632)	(3,983)
TOPS® Conservative ETF	3,005	(4,160)	(1,155)	26,181	(3,323)	22,858
TOPS® Growth ETF	950	(4,260)	(3,310)	970	(335)	635
TOPS® Moderate Growth ETF	3,545	(1,519)	2,026	49,955	(786)	49,169
VanEck VIP Global Gold	89,226	(98,089)	(8,863)	102,713	(32,560)	70,153
VanEck VIP Global Resources	24,970	(6,378)	18,592	22,039	(4,385)	17,654
Vanguard® VIF Balanced	274,617	(114,704)	159,913	196,887	(64,433)	132,454
Vanguard® VIF Capital Growth	39,967	(23,628)	16,339	52,337	(15,047)	37,290
Vanguard® VIF Conservative Allocation	18,814	(179,001)	(160,187)	237,022	(98,855)	138,167
Vanguard® VIF Diversified Value	17,290	(5,194)	12,096	49,963	(22,342)	27,621
Vanguard® VIF Equity Income	39,256	(56,459)	(17,203)	30,703	(42,481)	(11,778)
Vanguard® VIF Equity Index	205,233	(27,544)	177,689	95,912	(183,005)	(87,093)
Vanguard® VIF Global Bond Index	144,442	(110,856)	33,586	203,945	(4,421)	199,524
Vanguard® VIF Growth	52,306	(23,667)	28,639	17,277	(7,846)	9,431
Vanguard® VIF High Yield Bond	106,049	(41,522)	64,527	67,605	(29,601)	38,004
Vanguard® VIF International	91,158	(47,991)	43,167	54,889	(71,844)	(16,955)
Vanguard® VIF Mid-Cap Index	75,778	(37,539)	38,239	66,677	(59,391)	7,286
Vanguard® VIF Moderate Allocation	190,873	(97,186)	93,687	146,753	(78,669)	68,084
Vanguard® VIF Real Estate Index	56,115	(33,633)	22,482	52,786	(23,201)	29,585
Vanguard® VIF Short Term Investment Grade	269,235	(179,728)	89,507	481,743	(292,492)	189,251
Vanguard® VIF Small Company Growth (d)	1,828	(678)	1,150	352	(3,963)	(3,611)
Vanguard® VIF Total Bond Market Index	973,865	(344,712)	629,153	775,949	(320,454)	455,495
Vanguard® VIF Total International Stock Market Index	281,485	(189,513)	91,972	293,204	(166,388)	126,816
Vanguard® VIF Total Stock Market Index	351,752	(157,811)	193,941	612,962	(133,896)	479,066
Victory Pioneer Bond VCT Portfolio (b)	259	(247)	12	2,841	(9,921)	(7,080)
Victory Pioneer Equity Income VCT Portfolio (b)	31	(2)	29	29	(2)	27

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Victory Pioneer High Yield VCT Portfolio(b)	8,311	(12,017)	(3,706)	3,871	(8)	3,863
Victory Pioneer Strategic Income Fund(b)	4,403	(1,788)	2,615	784	(1,534)	(750)
Victory Pioneer Strategic Income VCT Portfolio(b)	8,306	(6,718)	1,588	81,731	(25,782)	55,949
Victory RS Partners(d)	436	(2,014)	(1,578)	483	(913)	(430)
Victory RS Science and Technology	1,408	(2,186)	(778)	2,506	(4,009)	(1,503)
Victory RS Value	8,368	(18,001)	(9,633)	6,711	(12,961)	(6,250)
Virtus Ceredex Mid Cap Value Equity	367	(1,488)	(1,121)	449	(1,251)	(802)
Virtus Duff & Phelps Real Estate Securities Series	11,240	(13,241)	(2,001)	6,996	(458)	6,538
Virtus KAR Small-Cap Growth Series	8,998	(14,243)	(5,245)	4,122	(13,537)	(9,415)
Virtus Newfleet Multi-Sector Intermediate Bond Series	1,622	(2,057)	(435)	19,484	(1,072)	18,412
Virtus SGA International Growth Series	1,350	(981)	369	2,115	(866)	1,249
Virtus Tactical Allocation Series	581	(130)	451	1,513	(3,497)	(1,984)
Voya MidCap Opportunities Portfolio	233	(2,645)	(2,412)	289	(1,586)	(1,297)
VY CBRE Global Real Estate Portfolio	734	(721)	13	8,929	(419)	8,510
VY CBRE Real Estate Portfolio	—	—	—	2,753	(2,753)	—
Western Asset Variable Global High Yield Bond	63,885	(66,239)	(2,354)	6,737	(33,815)	(27,078)

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2025 were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Discovery Value Portfolio
2025	279,056	14.40	20.63	4,112,946	0.58	0.25	1.25	(1.62)	(0.63)
2024	295,578	14.57	20.76	4,413,549	0.01	0.25	1.25	5.10	6.19
2023	305,589	13.79	19.55	4,339,295	0.01	0.25	1.45	12.05	13.14
2022	381,612	12.61	17.28	4,814,167	0.01	0.25	1.45	(19.32)	(18.49)
2021	405,423	15.63	21.20	6,319,106	0.01	0.25	1.45	29.71	31.27
AB VPS Dynamic Asset Allocation
2025	43,719	10.90	11.42	480,225	1.51	0.25	0.75	9.00	9.60
2024	55,707	10.00	10.42	559,907	0.01	0.25	0.75	6.38	6.87
2023	58,984	9.40	9.75	556,928	0.01	0.25	0.75	9.30	9.92
2022	84,677	8.11	8.87	730,165	0.02	0.25	1.45	(22.02)	(21.30)
2021	101,089	10.40	11.27	1,107,947	0.02	0.25	1.45	4.52	5.82
AB VPS Relative Value Portfolio
2025	4,773	26.05	26.05	124,294	0.79	0.25	0.25	6.67	6.67
2024	3,810	24.42	24.42	93,018	0.01	0.25	0.25	9.12	9.12
2023	4,247	22.38	22.38	94,993	0.02	0.25	0.25	8.17	8.17
2022	9,643	20.69	20.69	199,475	0.01	0.25	0.25	(7.47)	(7.47)
2021	14,793	22.36	22.36	330,673	0.01	0.25	0.25	23.81	23.81
AB VPS Sustainable Global Thematic Growth
2025	6,026	22.22	22.22	133,904	—	0.25	0.25	2.63	2.63
2024	6,585	21.65	21.65	142,579	—	0.25	0.25	2.56	2.56
2023	6,440	21.11	21.11	135,953	0.00	0.25	0.25	11.99	11.99
2022	6,411	18.85	18.85	120,833	—	0.25	0.25	(29.48)	(29.48)
2021	614	26.73	26.73	16,408	—	0.25	0.25	18.69	18.69

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AFIS Capital World Growth and Income
2025	6,840	16.80	18.94	117,292	1.18	0.25	1.25	19.32	20.48
2024	8,132	14.08	15.72	116,640	0.02	0.25	1.25	8.89	10.01
2023	7,592	12.93	14.29	100,114	0.02	0.25	1.45	15.65	16.84
2022	8,441	11.18	12.23	96,603	0.02	0.25	1.45	(20.99)	(20.22)
2021	9,538	14.15	15.33	138,341	0.02	0.25	1.45	9.52	10.85
AFIS U.S. Government Securities
2025	40,230	7.14	8.05	319,650	3.82	0.25	1.25	3.03	4.01
2024	56,996	6.93	7.74	437,263	0.05	0.25	1.25	(3.75)	(2.76)
2023	20,824	7.20	7.96	162,466	0.04	0.25	1.45	(1.64)	(0.62)
2022	26,471	7.32	8.01	207,854	0.02	0.25	1.45	(14.88)	(14.06)
2021	87,466	8.60	9.32	805,439	0.00	0.25	1.45	(5.18)	(4.02)
AFIS Washington Mutual Investors
2025	38,013	20.12	22.70	807,288	1.17	0.25	1.25	12.03	13.16
2024	46,275	17.96	20.06	864,940	0.02	0.25	1.25	13.89	15.02
2023	46,186	15.77	17.44	761,881	0.02	0.25	1.45	12.08	13.25
2022	38,611	14.07	15.40	560,909	0.02	0.25	1.45	(12.50)	(11.60)
2021	29,366	16.08	16.08	472,265	0.01	1.45	1.45	22.00	22.00
Alger Capital Appreciation (d)
2025	5,607	41.71	55.51	245,503	—	0.25	1.25	26.97	28.26
2024	7,441	32.85	43.28	253,062	—	0.25	1.25	41.59	43.03
2023	8,054	23.20	30.26	192,614	—	0.25	1.45	36.87	38.24
2022	10,090	16.95	21.89	174,979	—	0.25	1.45	(39.33)	(38.70)
2021	13,490	27.94	35.71	409,319	—	0.25	1.45	13.67	15.05
Alger Large Cap Growth
2025	39,180	18.15	18.82	721,749	—	0.25	1.25	24.83	26.14
2024	26,453	14.54	14.92	393,271	—	0.25	1.25	36.91	38.28
2023	15,975	10.62	10.79	171,885	—	0.25	1.45	27.19	28.45
2022	18,763	8.35	8.40	157,761	—	0.25	1.45	(16.50)	(16.00)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Allspring Growth (d)
2025	26,481	32.57	32.57	863,851	—	0.90	0.90	10.74	10.74
2024	27,801	29.41	29.41	818,796	—	0.90	0.90	24.04	24.04
2023	29,994	23.71	41.29	712,042	—	0.90	1.10	28.19	28.44
2022	31,061	18.46	32.21	574,621	—	0.90	1.10	(39.64)	(39.52)
2021	33,903	30.52	53.36	1,036,704	—	0.90	1.10	3.09	3.32
Allspring Large Cap Core
2025	40,595	24.06	33.62	985,122	0.07	0.90	1.10	12.67	12.90
2024	42,870	21.31	29.84	920,865	—	0.90	1.25	20.53	21.01
2023	48,080	17.61	24.72	854,775	0.01	0.90	1.25	19.53	19.88
2022	50,433	14.69	17.56	747,452	0.01	0.90	1.25	(17.75)	(17.43)
2021	54,236	17.79	21.35	974,874	0.00	0.90	1.25	25.51	25.99
Allspring Opportunity
2025	23,936	24.82	36.30	593,667	—	0.90	1.10	2.34	2.56
2024	26,677	24.20	35.47	645,336	—	0.90	1.10	10.22	10.45
2023	28,149	21.91	32.18	616,461	—	0.90	1.10	21.30	21.52
2022	32,402	18.03	26.53	585,249	—	0.90	1.10	(23.98)	(23.83)
2021	34,734	23.67	34.90	823,693	—	0.90	1.10	19.48	19.73
Allspring Opportunity VT
2025	33,363	20.94	28.26	852,124	0.05	0.25	1.40	2.12	3.29
2024	37,092	20.48	27.36	930,180	—	0.25	1.40	10.04	11.36
2023	42,441	18.57	24.57	974,569	—	0.25	1.45	21.09	22.48
2022	44,774	15.32	20.06	849,247	—	0.25	1.45	(24.08)	(23.32)
2021	55,937	20.18	26.16	1,407,980	0.00	0.25	1.45	19.34	20.78
Allspring Small Company Value
2025	352,656	12.99	13.28	4,680,990	0.64	0.90	1.25	(2.48)	(2.14)
2024	373,417	13.42	13.57	5,066,099	0.01	0.90	1.10	3.87	4.06
2023	404,716	12.92	13.04	5,275,463	0.01	0.90	1.10	10.52	10.79
2022	354,096	11.69	11.77	4,166,378	—	0.90	1.10	(15.66)	(15.45)
2021	384,152	13.86	13.92	5,348,332	0.00	0.90	1.10	31.37	31.57

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Allspring VT Discovery All Cap Growth Fund
2025	8,525	25.57	25.57	217,957	—	1.25	1.25	10.45	10.45
2024	8,287	23.15	23.15	191,820	—	1.25	1.25	15.92	15.92
2023	8,057	19.97	19.97	160,872	—	1.45	1.45	27.60	27.60
2022	9,173	15.65	15.65	143,454	—	1.45	1.45	(39.78)	(39.78)
2021	8,950	25.99	25.99	232,514	—	1.45	1.45	9.94	9.94
ALPS/Alerian Energy Infrastructure
2025	31,620	11.93	13.64	410,734	5.16	0.25	1.25	0.25	1.34
2024	23,972	11.90	13.46	303,505	0.04	0.25	1.25	34.77	36.10
2023	26,623	8.83	9.89	249,166	0.03	0.25	1.45	9.15	10.26
2022	27,905	8.09	8.97	236,282	0.05	0.25	1.45	12.52	13.54
2021	30,614	7.19	7.90	228,960	0.02	0.25	1.45	31.68	33.45
American Century Diversified Bond
2025	25,658	7.21	7.21	184,886	4.64	0.90	0.90	2.56	2.56
2024	29,466	7.03	7.03	206,890	0.04	0.90	0.90	(2.77)	(2.77)
2023	26,247	7.23	7.23	189,603	0.05	0.90	0.90	1.12	1.12
2022	13,403	7.15	7.15	95,822	0.01	0.90	0.90	(17.53)	(17.53)
2021	45,059	8.67	8.67	390,366	0.01	0.90	0.90	(4.83)	(4.83)
American Century Equity Income
2025	357,064	18.52	24.00	8,513,314	2.02	0.90	1.25	6.99	7.35
2024	381,208	17.31	22.40	8,466,480	0.02	0.90	1.25	5.61	6.02
2023	429,255	16.39	21.17	8,988,444	0.02	0.90	1.25	(0.67)	(0.29)
2022	475,359	16.50	20.99	9,988,134	0.02	0.90	1.25	(7.41)	(7.08)
2021	585,205	17.82	22.59	13,229,010	0.02	0.90	1.25	11.65	12.05
American Century Heritage
2025	54,400	31.70	43.60	1,725,926	—	0.90	1.25	1.93	2.32
2024	61,653	30.98	42.70	1,936,245	—	0.90	1.25	19.37	19.75
2023	70,041	25.87	35.72	1,827,914	—	0.90	1.10	15.41	15.70
2022	74,056	22.36	30.95	1,658,363	—	0.90	1.10	(31.15)	(31.03)
2021	105,535	32.42	44.95	3,487,857	—	0.90	1.10	6.37	6.57

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century International Growth
2025	416,571	11.09	16.24	4,689,829	0.29	0.90	1.25	10.52	10.90
2024	432,946	10.00	14.67	4,418,978	0.01	0.90	1.25	(2.31)	(1.96)
2023	455,661	10.20	14.99	4,759,532	—	0.90	1.25	7.45	7.82
2022	502,643	9.46	10.87	4,886,804	0.00	0.90	1.25	(28.30)	(28.06)
2021	499,873	13.15	15.16	6,732,003	0.00	0.90	1.25	3.62	4.03
American Century Select
2025	109,571	29.05	41.82	3,206,403	—	0.90	1.25	11.12	11.52
2024	154,444	26.05	37.57	4,075,998	—	0.90	1.25	20.58	20.99
2023	181,962	21.53	31.11	3,964,275	—	0.90	1.25	33.74	34.23
2022	172,754	16.04	19.80	2,779,225	—	0.90	1.25	(32.03)	(31.80)
2021	159,577	23.52	29.13	3,757,042	—	0.90	1.25	19.68	20.12
American Century Strategic Allocation: Aggressive
2025	137,439	17.59	18.29	2,512,348	1.91	0.90	1.10	10.77	11.05
2024	78,800	15.88	16.47	1,297,440	0.01	0.90	1.10	8.17	8.43
2023	89,629	14.68	15.19	1,361,279	0.02	0.90	1.10	10.46	10.63
2022	86,149	13.29	13.73	1,182,256	0.01	0.90	1.10	(19.06)	(18.90)
2021	75,097	16.42	16.93	1,270,485	0.01	0.90	1.10	10.13	10.37
American Century Strategic Allocation: Conservative
2025	39,187	11.90	12.36	484,660	1.99	0.90	1.10	5.97	6.09
2024	44,781	11.23	11.65	521,840	0.02	0.90	1.10	3.12	3.37
2023	58,585	10.89	11.27	660,468	0.02	0.90	1.10	5.73	5.92
2022	69,713	10.30	10.64	741,775	0.02	0.90	1.10	(16.60)	(16.42)
2021	76,437	12.35	12.73	972,891	0.01	0.90	1.10	4.75	4.95

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century Strategic Allocation: Moderate
2025	291,013	14.86	15.45	4,490,431	1.85	0.90	1.10	8.86	9.11
2024	271,649	13.65	14.16	3,841,684	0.02	0.90	1.10	5.65	5.83
2023	283,594	12.92	13.38	3,789,128	0.02	0.90	1.10	8.30	8.60
2022	305,161	11.93	12.32	3,756,819	0.01	0.90	1.10	(18.34)	(18.19)
2021	347,089	14.61	15.06	5,222,406	0.01	0.90	1.10	7.66	7.88
American Century Ultra®
2025	19,612	48.48	48.48	948,292	—	0.90	0.90	8.05	8.05
2024	22,282	44.87	44.87	997,657	—	0.90	0.90	24.22	24.22
2023	21,517	36.12	36.12	775,460	—	0.90	0.90	37.50	37.50
2022	22,266	26.27	26.27	583,642	—	0.90	0.90	(35.18)	(35.18)
2021	23,555	40.53	40.53	952,836	—	0.90	0.90	18.20	18.20
American Funds IS® Asset Allocation
2025	1,657,093	15.65	17.65	27,867,297	1.81	0.25	1.25	10.84	11.92
2024	1,686,974	14.12	15.77	25,483,972	0.02	0.25	1.25	11.27	12.40
2023	1,476,615	12.69	14.03	19,815,174	0.02	0.25	1.45	9.21	10.39
2022	1,599,046	11.62	12.71	19,531,050	0.01	0.25	1.45	(17.24)	(16.44)
2021	2,045,916	14.04	15.21	30,163,919	0.01	0.25	1.25	9.86	11.18
American Funds IS® Capital World Bond
2025	308,107	6.14	6.92	2,037,243	3.04	0.25	1.25	4.60	5.49
2024	267,688	5.87	6.56	1,686,872	0.02	0.25	1.25	(7.41)	(6.42)
2023	327,851	6.34	7.01	2,218,609	—	0.25	1.45	1.44	2.49
2022	355,230	6.25	6.84	2,355,477	0.00	0.25	1.45	(21.19)	(20.47)
2021	393,157	7.93	8.60	3,293,883	0.01	0.25	1.45	(9.37)	(8.12)
American Funds IS® Global Growth
2025	636,959	20.43	23.05	14,009,149	1.19	0.25	1.25	16.28	17.48
2024	696,095	17.57	19.62	13,100,166	0.01	0.25	1.25	8.59	9.73
2023	763,044	16.18	17.88	13,147,101	0.01	0.25	1.45	17.25	18.41
2022	764,598	13.80	15.10	11,181,371	0.00	0.25	1.45	(28.05)	(27.30)
2021	854,288	19.18	20.77	17,270,666	0.00	0.25	1.45	11.12	12.39

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Global Small Capitalization
2025	66,121	11.91	13.44	860,986	0.19	0.25	1.25	9.57	10.71
2024	72,184	10.87	12.14	850,636	0.01	0.25	1.25	(2.16)	(1.14)
2023	50,880	11.11	12.28	602,015	0.00	0.25	1.45	10.99	12.04
2022	44,218	10.01	10.96	464,923	—	0.25	1.45	(32.64)	(31.93)
2021	44,562	14.86	16.10	692,265	—	0.25	1.45	1.78	3.01
American Funds IS® Growth
2025	141,121	35.32	39.84	5,278,506	0.12	0.25	1.25	14.90	16.08
2024	152,100	30.74	34.32	4,949,357	—	0.25	1.25	25.83	27.11
2023	147,429	24.43	27.00	3,785,360	0.00	0.25	1.45	32.41	33.73
2022	145,693	18.45	20.19	2,755,323	0.00	0.25	1.45	(33.03)	(32.34)
2021	150,201	27.55	29.84	4,208,923	0.00	0.25	1.45	16.39	17.80
American Funds IS® Growth-Income
2025	1,334,407	23.64	26.66	33,895,344	0.70	0.25	1.25	12.84	13.98
2024	1,511,578	20.95	23.39	33,883,172	0.01	0.25	1.25	18.76	19.95
2023	1,516,996	17.64	19.50	28,485,449	0.01	0.25	1.45	20.57	21.80
2022	1,628,040	14.63	16.01	25,143,422	0.01	0.25	1.45	(20.14)	(19.35)
2021	1,771,693	18.32	19.85	34,085,570	0.01	0.25	1.45	18.42	19.87
American Funds IS® International
2025	730,829	10.56	11.91	8,364,268	1.21	0.25	1.25	21.10	22.40
2024	792,748	8.72	9.73	7,441,385	0.01	0.25	1.25	(1.36)	(0.41)
2023	696,324	8.84	9.77	6,577,194	0.01	0.25	1.45	10.78	11.91
2022	686,051	7.98	8.73	5,812,644	0.01	0.25	1.45	(24.29)	(23.56)
2021	559,252	10.54	11.42	6,226,898	0.02	0.25	1.45	(5.98)	(4.83)
American Funds IS® International Growth and Income
2025	69,552	10.93	12.33	838,806	2.49	0.25	1.25	29.50	30.75
2024	64,827	8.44	9.43	597,621	0.02	0.25	1.25	(1.17)	(0.11)
2023	59,732	8.54	9.44	551,196	0.03	0.25	1.45	10.77	11.98
2022	37,206	7.71	8.43	301,591	0.02	0.25	1.45	(19.01)	(18.23)
2021	43,679	9.52	10.31	436,509	0.04	0.25	1.45	0.53	1.68

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Mortgage
2025	30,610	8.08	8.08	247,220	6.35	0.25	0.25	4.94	4.94
2024	5,929	7.70	7.70	45,712	0.05	0.25	0.25	(2.90)	(2.90)
2023	5,265	7.18	7.93	41,800	0.03	0.25	1.45	(0.69)	0.13
2022	7,886	7.23	7.92	62,019	0.01	0.25	1.45	(13.93)	(12.97)
2021	32,111	8.40	9.10	291,786	0.00	0.25	1.45	(5.08)	(4.01)
American Funds IS® New World
2025	455,753	12.66	14.28	6,328,546	0.96	0.25	1.25	22.56	23.85
2024	421,420	10.33	11.53	4,746,877	0.01	0.25	1.25	1.97	2.95
2023	420,078	10.13	11.20	4,598,804	0.01	0.25	1.45	10.83	12.00
2022	386,722	9.14	10.00	3,782,521	0.01	0.25	1.45	(25.51)	(24.76)
2021	359,350	12.27	13.29	4,664,407	0.01	0.25	1.45	0.08	1.30
AMG River Road Mid Cap Value
2025	67,776	24.28	25.24	1,708,523	0.14	0.90	1.10	7.24	7.50
2024	79,021	22.64	23.48	1,853,940	—	0.90	1.10	8.95	9.21
2023	87,847	20.78	21.50	1,887,337	0.00	0.90	1.10	17.73	17.94
2022	90,510	17.65	18.23	1,648,248	0.01	0.90	1.10	(11.97)	(11.80)
2021	92,199	20.05	20.67	1,903,475	0.00	0.90	1.10	26.66	26.89
Ariel®
2025	99,999	25.32	28.89	2,555,197	0.13	0.90	1.10	9.56	9.75
2024	111,699	23.07	26.37	2,600,392	—	0.90	1.10	7.28	7.55
2023	123,016	21.45	24.58	2,661,698	0.00	0.90	1.10	11.17	11.37
2022	132,154	19.26	22.11	2,567,033	0.00	0.90	1.10	(22.07)	(21.90)
2021	164,903	24.66	28.37	4,101,007	0.00	0.90	1.10	25.14	25.37
Baron Asset
2025	19,954	24.40	24.40	486,855	—	0.90	0.90	3.79	3.79
2024	21,687	23.51	23.51	509,742	—	0.90	0.90	6.24	6.24
2023	33,186	22.13	22.13	734,175	—	0.90	0.90	12.56	12.56
2022	33,003	19.66	19.66	648,587	—	0.90	0.90	(28.85)	(28.85)
2021	32,630	27.63	27.63	901,436	—	0.90	0.90	9.56	9.56

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Advantage Large Cap Core V.I.
2025	31,736	27.45	35.52	1,061,979	0.23	0.25	1.25	14.71	15.89
2024	32,337	23.93	30.65	938,299	0.01	0.25	1.25	19.89	21.10
2023	22,518	19.96	25.31	532,320	0.00	0.25	1.45	19.74	20.93
2022	30,635	16.67	20.93	612,174	0.01	0.25	1.45	(23.46)	(22.71)
2021	14,715	21.78	27.08	363,352	0.00	0.25	1.45	22.50	23.99
BlackRock Advantage Small Cap Growth
2025	9,788	21.92	21.92	214,546	—	0.90	0.90	10.60	10.60
2024	7,923	19.82	19.82	157,039	—	0.90	0.90	9.44	9.44
2023	9,084	18.11	18.11	164,564	0.00	0.90	0.90	13.90	13.90
2022	8,814	15.90	15.90	140,122	0.01	0.90	0.90	(28.02)	(28.02)
2021	6,570	22.09	22.09	145,120	—	0.90	0.90	(0.63)	(0.63)
BlackRock Basic Value V.I.
2025	15,135	17.85	24.14	337,133	1.90	0.25	1.25	18.92	20.04
2024	14,744	15.01	20.11	274,217	0.02	0.25	1.25	5.41	6.57
2023	13,414	14.24	18.87	237,876	0.02	0.25	1.45	11.42	12.52
2022	13,067	12.78	16.77	206,342	0.01	0.25	1.45	(9.04)	(8.16)
2021	12,184	14.05	18.26	209,343	0.01	0.25	1.45	16.02	17.43
BlackRock Capital Appreciation V.I.
2025	14,076	32.59	38.49	534,177	—	0.25	1.25	7.10	8.18
2024	22,331	30.43	35.58	787,967	—	0.25	1.25	26.37	27.66
2023	23,250	24.08	27.87	643,152	—	0.25	1.45	42.49	43.88
2022	16,569	16.90	19.37	317,934	—	0.25	1.45	(40.39)	(39.79)
2021	5,903	28.35	32.17	185,349	—	0.25	1.45	15.62	17.02
BlackRock Equity Dividend
2025	26,834	23.04	23.04	618,028	1.93	0.90	0.90	16.72	16.72
2024	28,014	19.74	19.74	552,622	0.02	0.90	0.90	5.39	5.39
2023	30,733	18.73	18.73	575,512	0.02	0.90	0.90	8.08	8.08
2022	30,528	17.33	17.33	528,951	0.01	0.90	0.90	(7.87)	(7.87)
2021	45,358	18.81	18.81	852,805	0.01	0.90	0.90	15.47	15.47

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Equity Dividend V.I.
2025	625,080	19.29	25.41	12,343,366	2.02	0.25	1.25	16.27	17.42
2024	638,064	16.59	21.64	10,801,122	0.02	0.25	1.25	5.13	6.18
2023	674,400	15.78	20.38	10,826,540	0.02	0.25	1.45	7.35	8.40
2022	646,850	14.70	18.80	9,591,537	0.01	0.25	1.45	(8.13)	(7.16)
2021	588,523	16.00	20.25	9,428,956	0.01	0.25	1.45	15.11	16.51
BlackRock Global Allocation
2025	8,353	13.98	13.98	116,605	2.57	0.90	0.90	14.78	14.78
2024	6,980	12.18	12.18	84,859	0.01	0.90	0.90	4.82	4.82
2023	9,674	11.62	11.62	112,250	0.01	0.90	0.90	8.09	8.09
2022	15,853	10.75	10.75	170,348	—	0.90	0.90	(19.23)	(19.23)
2021	5,656	13.31	13.31	75,183	0.01	0.90	0.90	2.31	2.31
BlackRock Global Allocation V.I.
2025	170,248	12.57	14.50	2,225,854	3.87	0.25	1.25	14.59	15.63
2024	203,484	10.97	12.54	2,311,943	0.01	0.25	1.25	4.38	5.47
2023	223,807	10.51	11.89	2,425,056	0.02	0.25	1.45	7.79	8.88
2022	252,052	9.75	10.92	2,519,566	—	0.25	1.45	(19.55)	(18.75)
2021	247,070	12.12	13.44	3,049,772	0.01	0.25	1.45	1.76	2.99
BlackRock High Yield V.I.
2025	556,629	10.83	12.53	6,251,067	6.94	0.25	1.25	4.54	5.56
2024	564,102	10.36	11.87	6,028,402	0.06	0.25	1.25	3.29	4.40
2023	763,837	10.03	11.37	7,787,111	0.09	0.25	1.45	8.20	9.33
2022	625,237	9.27	10.40	5,886,223	0.05	0.25	1.45	(14.25)	(13.41)
2021	819,815	10.81	12.01	8,946,433	0.04	0.25	1.45	0.65	1.87
BlackRock Large Cap Focus Growth V.I.
2025	3,554	44.45	44.45	157,994	—	0.25	0.25	7.91	7.91
2024	3,456	32.34	41.19	142,360	—	0.25	1.25	25.89	27.17
2023	47,453	25.69	32.39	1,288,462	—	0.25	1.45	46.13	47.63
2022	5,808	17.58	21.94	127,478	—	0.25	1.45	(40.81)	(40.22)
2021	7,384	29.70	36.70	242,659	—	0.25	1.25	12.63	14.01

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BNY Mellon Appreciation
2025	316,237	23.06	29.36	7,425,067	0.27	0.90	1.25	5.56	5.97
2024	334,290	21.77	27.77	7,400,819	—	0.90	1.25	7.76	8.09
2023	365,056	20.14	25.74	7,488,396	0.01	0.90	1.25	16.36	16.75
2022	372,230	17.25	19.38	6,527,252	0.01	0.90	1.25	(21.35)	(21.05)
2021	410,865	21.85	24.64	9,081,142	0.00	0.90	1.25	21.74	22.20
BNY Mellon Dynamic Value
2025	170,789	29.42	44.34	5,768,904	0.19	0.90	1.25	13.28	13.69
2024	179,680	25.97	39.09	5,325,262	0.01	0.90	1.25	10.98	11.34
2023	190,680	23.40	35.17	5,058,753	0.01	0.90	1.25	7.88	8.27
2022	197,081	21.69	24.18	4,811,360	0.01	0.90	1.25	(1.50)	(1.14)
2021	165,768	22.02	24.46	4,144,289	0.01	0.90	1.25	27.80	28.26
BNY Mellon IP MidCap Stock
2025	142,923	15.64	15.64	2,232,006	0.45	0.75	0.75	5.75	5.75
2024	162,449	14.79	14.79	2,398,783	0.01	0.75	0.75	8.19	8.19
2023	152,525	13.67	13.67	2,081,551	0.01	0.75	0.75	13.63	13.63
2022	239,506	12.03	12.03	2,877,526	0.00	0.75	0.75	(17.38)	(17.38)
2021	394,756	14.56	14.56	5,744,015	0.00	0.75	0.75	20.93	20.93
BNY Mellon IP Small Cap Stock Index
2025	486,264	16.22	23.17	8,626,837	1.22	0.25	1.25	1.00	1.98
2024	511,481	16.01	22.72	8,786,938	0.01	0.25	1.25	3.41	4.53
2023	530,603	15.40	21.74	8,690,493	0.01	0.25	1.45	10.61	11.72
2022	503,837	14.04	19.17	7,350,166	0.01	0.25	1.45	(20.09)	(19.28)
2021	500,013	17.57	24.12	8,890,587	0.01	0.25	1.45	20.67	22.13
BNY Mellon IP Technology Growth
2025	410,400	37.25	51.79	20,781,077	—	0.25	1.35	22.39	23.75
2024	515,655	30.40	42.06	21,067,907	—	0.25	1.35	20.02	21.36
2023	476,885	25.31	34.84	16,376,270	—	0.25	1.45	52.24	53.95
2022	442,447	16.61	20.37	9,930,805	—	0.25	1.45	(48.72)	(48.22)
2021	477,385	32.39	39.34	20,742,158	—	0.25	1.45	7.72	9.04

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BNY Mellon Midcap Value Fund (b)
2025	96,954	24.94	41.55	2,596,648	0.55	0.90	1.25	5.45	5.84
2024	105,860	23.65	39.34	2,689,388	—	0.90	1.25	6.34	6.70
2023	104,647	22.24	36.94	2,471,817	0.01	0.90	1.25	7.65	8.06
2022	102,963	20.66	21.70	2,246,672	0.00	0.90	1.25	(11.82)	(11.50)
2021	109,159	23.43	24.52	2,684,051	0.00	0.90	1.25	10.94	11.30
BNY Mellon Stock Index
2025	376	37.32	37.32	14,027	0.55	0.25	0.25	13.47	13.47
2024	1,536	24.57	32.89	50,629	—	0.25	1.25	19.16	20.34
2023	6,909	20.62	27.33	176,616	0.01	0.25	1.45	20.37	21.63
2022	1,820	22.47	22.47	41,024	0.02	0.25	0.25	(21.13)	(21.13)
2021	1,954	21.93	28.49	55,819	0.00	0.25	1.45	22.51	24.03
BNY Mellon VIF Appreciation
2025	242,982	21.66	21.71	5,276,783	0.16	0.75	1.25	5.25	5.70
2024	274,190	20.54	25.68	5,631,619	—	0.25	1.25	7.75	8.86
2023	330,534	18.96	23.59	6,299,803	0.00	0.25	1.45	15.69	16.84
2022	314,001	16.51	20.19	5,138,973	0.00	0.25	1.45	(21.64)	(20.85)
2021	337,319	20.71	25.51	7,006,865	0.00	0.25	0.75	22.11	22.70
Calamos® Growth
2025	282,631	32.76	40.14	9,345,874	—	0.90	1.10	11.47	11.66
2024	330,630	29.34	36.01	9,799,483	—	0.90	1.10	26.89	27.18
2023	367,532	23.07	28.38	8,560,614	—	0.90	1.10	32.06	32.36
2022	404,966	17.43	21.49	7,124,514	—	0.90	1.10	(35.98)	(35.90)
2021	416,324	27.19	33.57	11,409,195	—	0.90	1.10	18.29	18.58
Calamos® Growth and Income
2025	325,416	23.62	32.11	9,559,986	0.34	0.90	1.25	12.57	13.01
2024	375,768	20.91	28.48	9,807,295	0.01	0.90	1.25	15.63	16.04
2023	410,238	18.02	24.60	9,249,045	0.01	0.90	1.10	15.49	15.74
2022	423,807	19.82	21.30	8,246,271	0.01	0.90	1.10	(21.75)	(21.60)
2021	438,519	25.28	27.22	10,893,442	0.00	0.90	1.10	16.23	16.50

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Calamos® High Income Opportunities
2025	31,597	11.59	11.59	366,397	6.33	0.90	0.90	2.66	2.66
2024	31,105	10.59	11.29	351,440	0.07	0.90	1.25	3.22	3.58
2023	30,771	10.26	10.90	335,061	0.05	0.90	1.25	7.55	8.03
2022	48,125	9.54	10.09	483,272	0.06	0.90	1.25	(14.05)	(13.83)
2021	35,842	11.10	11.71	419,033	0.05	0.90	1.25	2.02	2.36
ClearBridge Small Cap Growth
2025	—	20.50	20.50	—	—	0.90	0.90	5.07	5.07
2024	—	19.51	19.51	—	—	0.90	0.90	0.10	0.10
2023	1,049	19.49	19.49	20,439	—	0.90	0.90	4.50	4.50
2022	1,018	18.65	18.65	18,987	—	0.90	0.90	(31.53)	(31.53)
2021	989	27.24	27.24	26,919	—	0.90	0.90	7.63	7.63
ClearBridge Variable Growth
2025	230,585	18.73	21.39	4,896,800	—	0.75	1.35	8.27	8.97
2024	254,625	17.30	19.63	4,965,231	—	0.75	1.35	7.65	8.21
2023	292,183	16.07	18.14	5,257,229	0.00	0.75	1.35	18.86	19.58
2022	314,374	13.52	15.17	4,744,827	—	0.75	1.35	(29.73)	(29.24)
2021	350,392	19.24	21.44	7,481,961	0.00	0.75	1.35	5.37	5.98
ClearBridge Variable Small Cap Growth
2025	237,547	21.50	24.71	5,651,157	—	0.75	1.35	4.57	5.24
2024	189,955	20.56	23.48	4,403,803	—	0.75	1.35	0.05	0.64
2023	279,473	20.55	23.33	6,346,937	—	0.75	1.35	3.79	4.43
2022	312,778	19.80	22.34	6,764,918	—	0.75	1.35	(31.87)	(31.47)
2021	322,798	29.06	32.60	10,174,791	—	0.75	1.35	7.79	8.49
Dimensional VA Equity Allocation
2025	226,188	17.48	17.48	3,955,597	2.53	0.25	0.25	16.07	16.07
2024	132,483	15.06	15.06	1,995,782	0.02	0.25	0.25	11.47	11.47
2023	121,187	13.51	13.51	1,638,517	0.03	0.25	0.25	16.27	16.27
2022	45,580	11.62	11.62	529,647	0.02	0.25	0.25	(16.40)	(16.40)
2021	41,859	13.90	13.90	582,038	0.03	0.25	0.25	20.35	20.35

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA Global Bond Portfolio
2025	342,546	6.89	7.84	2,684,379	4.41	0.25	1.65	(0.43)	1.03
2024	296,073	6.92	7.76	2,297,220	0.05	0.25	1.65	0.58	1.97
2023	265,559	6.88	7.61	2,019,594	0.04	0.25	1.85	0.29	1.74
2022	244,894	6.86	7.48	1,831,415	0.02	0.25	1.85	(10.56)	(9.33)
2021	113,581	7.67	8.25	936,204	0.01	0.25	1.85	(5.77)	(4.29)
Dimensional VA Global Moderate Allocation
2025	46,983	14.31	14.31	672,437	2.89	0.25	0.25	11.02	11.02
2024	36,126	12.89	12.89	465,659	0.02	0.25	0.25	8.41	8.41
2023	51,897	11.89	11.89	617,121	0.03	0.25	0.25	11.02	11.02
2022	54,905	10.71	10.71	587,909	0.02	0.25	0.25	(13.77)	(13.77)
2021	33,270	12.42	12.42	413,498	0.03	0.25	0.25	10.50	10.50
Dimensional VA International Small Portfolio
2025	216,364	14.66	18.54	3,939,132	3.46	0.25	1.65	30.78	32.62
2024	228,592	11.21	13.98	3,140,928	0.04	0.25	1.65	(0.97)	0.50
2023	200,621	11.32	13.91	2,740,671	0.03	0.25	1.85	8.95	10.48
2022	170,254	10.39	12.59	2,101,310	0.03	0.25	1.85	(21.35)	(20.32)
2021	132,844	13.21	15.80	2,049,035	0.04	0.25	1.65	9.08	10.96
Dimensional VA International Value Portfolio
2025	348,172	14.64	18.15	6,116,958	4.69	0.25	1.65	39.03	41.03
2024	312,211	10.53	12.87	3,983,777	0.04	0.25	1.65	1.74	3.21
2023	303,937	10.35	12.47	3,759,891	0.06	0.25	1.85	12.50	14.09
2022	208,890	9.20	10.93	2,256,773	0.05	0.25	1.85	(7.82)	(6.58)
2021	107,165	9.98	11.70	1,231,337	0.05	0.25	1.65	12.51	14.37
Dimensional VA Short-Term Fixed Portfolio
2025	812,684	6.72	7.71	6,256,391	3.97	0.25	1.65	(0.30)	1.05
2024	891,238	6.74	7.63	6,797,678	0.06	0.25	1.65	0.60	2.01
2023	645,305	6.70	7.48	4,807,316	0.05	0.25	1.85	0.15	1.63
2022	385,273	6.69	7.36	2,820,228	0.02	0.25	1.85	(5.64)	(4.29)
2021	162,616	7.09	7.69	1,247,891	0.00	0.25	1.85	(4.83)	(3.39)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA U.S. Large Value Portfolio
2025	298,943	17.84	26.29	7,534,049	1.81	0.25	1.65	10.53	12.16
2024	333,001	16.14	23.44	7,478,337	0.02	0.25	1.65	8.25	9.74
2023	315,423	14.91	21.36	6,454,232	0.02	0.25	1.85	5.82	7.40
2022	262,948	14.09	19.59	4,979,240	0.02	0.25	1.85	(9.16)	(7.90)
2021	188,530	15.51	21.60	3,842,822	0.02	0.25	1.65	20.98	23.01
Dimensional VA U.S. Targeted Value Portfolio
2025	170,789	17.58	25.95	4,319,766	1.89	0.25	1.65	3.96	5.44
2024	153,311	16.91	24.61	3,618,856	0.01	0.25	1.65	3.24	4.68
2023	168,557	16.38	23.51	3,758,695	0.02	0.25	1.85	14.55	16.21
2022	170,859	14.30	20.23	3,117,552	0.01	0.25	1.85	(8.51)	(7.29)
2021	121,156	15.63	21.82	2,491,539	0.02	0.25	1.65	33.02	35.28
Donoghue Forlines Dividend VIT Fund
2025	1,675	10.07	10.07	16,879	1.92	1.25	1.25	12.26	12.26
2024	—	8.97	9.25	—	—	0.25	1.25	8.07	9.21
2023	—	8.30	8.47	—	—	0.25	1.45	(5.68)	(4.72)
2022	—	8.80	8.89	—	—	0.25	1.45	(14.06)	(13.18)
2021	—	10.24	10.24	—	—	0.25	1.45	—	—
Donoghue Forlines Momentum VIT Fund
2025	—	12.84	12.84	—	—	0.25	0.25	19.55	19.55
2024	—	10.41	10.74	—	—	0.25	1.25	17.89	19.07
2023	—	8.83	9.02	—	—	0.25	1.45	14.82	16.09
2022	—	7.69	7.77	—	—	0.25	1.45	(25.77)	(25.07)
2021	—	10.36	10.37	—	—	0.25	1.45	—	—
DWS Small Mid Cap Value VIP
2025	2,124	13.36	16.42	33,243	0.78	0.25	1.25	12.93	14.03
2024	4,786	11.83	14.40	66,887	0.01	0.25	1.25	1.37	2.42
2023	4,806	11.67	14.06	65,745	0.01	0.25	1.45	9.89	10.97
2022	2,591	10.62	12.67	31,336	0.00	0.25	1.45	(19.67)	(18.83)
2021	2,314	13.22	15.61	35,007	0.00	0.25	1.45	24.37	25.89

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Eaton Vance VT Floating-Rate Income
2025	278,129	9.15	10.32	2,612,614	5.85	0.25	1.25	(0.33)	0.58
2024	499,937	9.18	10.26	4,652,410	0.08	0.25	1.25	3.15	4.27
2023	456,341	8.90	9.84	4,120,991	0.07	0.25	1.45	6.59	7.66
2022	451,099	8.35	9.14	3,824,315	0.04	0.25	1.45	(6.81)	(5.87)
2021	489,492	8.96	9.71	4,421,594	0.03	0.25	1.45	(0.88)	0.31
Federated Hermes Corporate Bond
2025	427,912	9.96	10.66	4,546,381	3.60	0.90	1.25	2.47	2.80
2024	569,244	9.72	10.37	5,890,985	0.04	0.90	1.25	(1.92)	(1.52)
2023	520,526	9.91	10.53	5,473,275	0.04	0.90	1.25	3.34	3.74
2022	617,278	9.59	10.15	6,264,892	0.03	0.90	1.25	(18.24)	(17.95)
2021	597,778	11.73	12.37	7,386,684	0.03	0.90	1.25	(4.17)	(3.81)
Federated Hermes Fund for U.S. Government Securities II
2025	224,265	6.50	8.01	1,494,263	3.92	0.25	1.45	2.20	3.35
2024	246,515	6.36	7.75	1,601,764	0.04	0.25	1.45	(3.93)	(2.64)
2023	302,591	6.62	7.96	2,068,699	0.03	0.25	1.45	(0.30)	0.89
2022	323,666	6.64	7.89	2,219,013	0.02	0.25	1.45	(16.37)	(15.43)
2021	339,818	7.94	9.33	2,820,811	0.02	0.25	1.45	(6.37)	(5.09)
Federated Hermes High Income Bond II
2025	193,301	10.04	14.88	2,843,248	6.19	0.25	1.35	3.63	4.71
2024	230,994	9.68	14.31	3,297,469	0.06	0.25	1.35	1.27	2.45
2023	271,467	9.55	14.13	3,821,358	0.06	0.25	1.45	7.70	8.87
2022	283,388	8.86	12.74	3,702,320	0.05	0.25	1.45	(15.54)	(14.73)
2021	333,997	10.49	14.94	5,172,672	0.05	0.25	1.45	(0.10)	1.08

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® Advisor Dividend Growth Class M-1 (c)
2025	—	20.45	26.19	—	1.73	0.90	1.10	9.13	9.30
2024	126,710	18.71	24.00	2,382,924	0.01	0.90	1.10	21.46	21.65
2023	142,215	15.38	19.76	2,201,195	0.01	0.90	1.10	12.34	12.59
2022	149,018	13.66	17.59	2,039,936	0.01	0.90	1.10	(15.88)	(15.73)
2021	159,930	16.21	20.91	2,602,050	0.00	0.90	1.10	22.28	22.52
Fidelity® Advisor Dividend Growth Class M-2 (a)
2025	238,354	10.82	10.82	2,580,856	1.72	0.90	0.90	8.20	8.20
Fidelity® Advisor International Capital Appreciation (d)
2025	13,331	18.97	23.11	253,753	0.21	0.90	1.10	13.34	13.59
2024	14,482	16.70	20.39	242,707	—	0.90	1.10	3.19	3.34
2023	16,560	16.16	19.76	268,307	—	0.90	1.10	21.90	22.15
2022	17,725	13.23	16.21	234,989	—	0.90	1.10	(29.86)	(29.70)
2021	19,982	18.82	23.11	376,781	—	0.90	1.10	7.19	7.42
Fidelity® Advisor Leveraged Company Stock
2025	6,867	11.45	11.45	78,633	—	0.90	0.90	15.08	15.08
2024	9,258	9.95	9.95	92,092	—	0.90	0.90	(0.50)	(0.50)
Fidelity® Advisor New Insights
2025	9,693	35.63	35.63	345,688	—	0.90	0.90	17.67	17.67
2024	11,170	30.28	30.28	338,491	—	0.90	0.90	29.40	29.40
2023	11,576	23.40	23.40	271,064	0.00	0.90	0.90	30.43	30.43
2022	10,808	17.94	17.94	194,048	0.00	0.90	0.90	(30.41)	(30.41)
2021	13,541	25.78	25.78	349,204	—	0.90	0.90	19.24	19.24

(a)	New subaccount. See Note 1.
(c)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® Advisor Real Estate
2025	84,313	8.55	20.61	1,110,678	1.55	0.90	1.25	(3.17)	(2.83)
2024	84,241	8.83	21.21	1,135,535	0.01	0.90	1.25	1.38	1.84
2023	97,942	8.71	20.84	1,280,465	0.02	0.90	1.25	5.96	6.38
2022	103,699	8.22	8.70	1,264,915	0.01	0.90	1.25	(31.21)	(30.95)
2021	129,534	11.95	28.39	2,150,541	0.01	0.90	1.25	32.48	32.91
Fidelity® Advisor Stock Selector Mid Cap
2025	88,315	22.84	30.50	2,017,807	0.32	0.90	1.10	5.43	5.69
2024	99,828	21.61	28.93	2,158,488	—	0.90	1.10	7.43	7.62
2023	111,373	20.08	26.93	2,237,593	0.00	0.90	1.10	11.88	12.12
2022	126,959	17.91	24.07	2,274,317	0.00	0.90	1.10	(17.74)	(17.58)
2021	133,502	21.73	29.26	2,907,795	0.00	0.90	1.10	17.70	17.97
Fidelity® Advisor Value Strategies
2025	78,012	25.31	33.46	1,982,444	0.56	0.90	1.10	3.40	3.60
2024	90,197	24.43	32.36	2,220,399	—	0.90	1.10	4.29	4.49
2023	95,396	23.38	31.03	2,245,889	0.00	0.90	1.10	15.05	15.34
2022	100,376	20.27	26.97	2,048,614	0.00	0.90	1.10	(11.49)	(11.37)
2021	110,875	22.87	30.47	2,598,277	0.01	0.90	1.10	27.28	27.62
Fidelity® VIP Balanced
2025	229,206	19.34	23.50	5,152,519	1.55	0.25	1.25	10.14	11.27
2024	234,718	17.56	21.12	4,752,706	0.02	0.25	1.25	10.79	11.92
2023	172,558	15.85	18.87	3,092,774	0.02	0.25	1.45	16.20	17.35
2022	157,312	13.64	16.08	2,389,373	0.01	0.25	1.45	(21.56)	(20.79)
2021	215,787	17.39	20.30	3,945,770	0.01	0.25	1.45	12.85	14.24
Fidelity® VIP Contrafund
2025	538,858	30.58	44.51	21,620,308	—	0.25	1.35	16.03	17.33
2024	574,942	26.33	38.36	20,121,690	—	0.25	1.35	27.74	29.18
2023	603,409	20.59	30.03	16,878,824	0.00	0.25	1.45	27.46	28.88
2022	625,617	16.14	20.25	13,625,278	0.00	0.25	1.45	(29.52)	(28.82)
2021	703,352	22.90	28.45	21,753,584	0.00	0.25	1.45	21.94	23.43

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Disciplined Small Cap
2025	74,932	17.93	24.70	1,832,899	0.81	0.25	1.25	12.20	13.35
2024	45,827	15.98	21.79	995,303	0.01	0.25	1.25	11.67	12.84
2023	40,484	14.31	19.31	778,833	0.01	0.25	1.45	15.68	16.82
2022	34,885	12.37	16.53	571,782	0.01	0.25	1.45	(21.86)	(21.06)
2021	32,521	15.83	20.94	666,203	0.00	0.25	1.45	15.21	16.53
Fidelity® VIP Emerging Markets
2025	159,695	15.35	16.86	2,682,825	1.49	0.25	1.25	34.89	36.30
2024	122,281	11.38	12.37	1,507,503	0.01	0.25	1.25	5.08	6.18
2023	84,626	10.83	11.65	982,788	0.02	0.25	1.45	4.94	6.01
2022	69,160	10.32	10.99	757,701	0.02	0.25	1.45	(23.67)	(22.93)
2021	56,161	13.52	14.26	798,182	0.02	0.25	1.45	(6.63)	(5.50)
Fidelity® VIP Equity-Income
2025	492,497	18.94	18.94	9,346,552	1.83	0.75	0.75	14.37	14.37
2024	394,815	16.56	16.56	6,551,500	0.02	0.75	0.75	10.77	10.77
2023	305,439	14.95	14.95	4,575,471	0.02	0.75	0.75	6.33	6.33
2022	308,131	14.06	14.06	4,341,164	0.02	0.75	0.75	(8.70)	(8.70)
2021	337,551	15.40	15.40	5,208,574	0.02	0.75	0.75	20.03	20.03
Fidelity® VIP Growth & Income
2025	361,925	24.32	35.31	9,202,134	1.42	0.25	1.25	16.17	17.31
2024	382,971	20.84	30.10	8,220,780	0.01	0.25	1.25	16.83	18.09
2023	362,973	17.74	25.49	6,497,922	0.01	0.25	1.45	13.47	14.56
2022	369,064	15.81	22.25	5,782,799	0.02	0.25	1.45	(9.14)	(8.17)
2021	342,001	17.40	24.23	5,875,054	0.02	0.25	1.45	20.17	21.64
Fidelity® VIP Growth Opportunities
2025	1,138,911	45.97	59.70	54,524,542	—	0.25	1.35	16.44	17.73
2024	1,224,881	39.44	50.71	50,141,523	—	0.25	1.35	32.60	34.12
2023	1,347,949	29.71	37.81	41,274,184	—	0.25	1.45	39.13	40.66
2022	1,357,883	21.33	27.62	29,624,568	—	0.25	1.45	(40.88)	(40.27)
2021	1,480,594	36.08	45.00	54,699,311	—	0.25	1.45	6.81	8.10

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP High Income
2025	146,130	9.80	11.13	1,490,839	6.50	0.25	1.25	5.72	6.81
2024	154,339	9.27	10.42	1,483,290	0.07	0.25	1.25	4.16	5.15
2023	136,069	8.90	9.91	1,247,004	0.05	0.25	1.45	5.58	6.67
2022	131,664	8.43	9.43	1,138,815	0.01	0.25	1.45	(15.36)	(14.51)
2021	956,319	9.96	10.87	9,549,997	0.02	0.25	1.45	(0.20)	1.02
Fidelity® VIP Index 500
2025	1,020,049	28.17	34.98	31,647,449	0.92	0.25	1.40	12.43	13.72
2024	1,047,925	25.02	30.76	28,559,408	0.01	0.25	1.40	19.17	20.58
2023	1,063,270	20.96	25.51	24,088,148	0.01	0.25	1.45	20.51	21.89
2022	1,042,992	17.37	20.93	19,433,936	0.01	0.25	1.45	(21.83)	(21.02)
2021	1,193,327	23.17	26.50	28,267,662	0.01	0.25	1.40	22.69	24.18
Fidelity® VIP Investment Grade Bond
2025	910,184	7.74	9.67	8,366,968	3.52	0.25	1.35	2.38	3.53
2024	878,322	7.56	9.34	7,780,495	0.03	0.25	1.35	(2.83)	(1.68)
2023	817,346	7.77	9.50	7,314,593	0.03	0.25	1.45	1.44	2.59
2022	620,255	7.65	9.26	5,347,190	0.02	0.25	1.45	(16.85)	(16.05)
2021	592,706	9.20	11.03	6,076,230	0.02	0.25	1.45	(5.15)	(4.00)
Fidelity® VIP Mid Cap
2025	66,638	18.46	22.35	1,479,237	0.29	0.25	1.25	6.83	7.92
2024	46,226	17.28	20.71	925,059	—	0.25	1.25	12.28	13.42
2023	32,792	15.39	18.26	574,320	0.00	0.25	1.45	10.09	11.21
2022	45,272	13.98	16.42	723,544	0.00	0.25	1.45	(18.48)	(17.69)
2021	46,160	17.15	19.95	897,454	0.00	0.25	1.45	19.85	21.28
Fidelity® VIP Overseas
2025	623,224	13.22	15.01	8,508,816	1.55	0.25	1.25	15.11	16.18
2024	501,328	11.43	12.92	5,825,607	0.01	0.25	1.25	0.43	1.49
2023	473,873	11.33	12.73	5,412,874	0.01	0.25	1.45	15.19	16.36
2022	544,548	10.07	10.94	5,364,010	0.01	0.25	1.45	(27.81)	(27.07)
2021	480,316	13.95	15.00	6,517,890	0.00	0.25	1.45	14.25	15.56

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Real Estate
2025	13,496	10.25	13.97	186,418	1.74	0.25	1.25	(1.44)	(0.36)
2024	16,325	10.40	14.02	226,922	0.04	0.25	1.25	1.86	2.86
2023	13,864	10.21	13.63	187,169	0.02	0.25	1.45	6.24	7.32
2022	15,078	9.61	12.70	187,608	0.01	0.25	1.45	(30.66)	(29.99)
2021	24,112	13.86	18.14	432,911	0.01	0.25	1.45	32.63	34.27
Fidelity® VIP Strategic Income
2025	209,927	9.17	10.63	2,222,621	3.62	0.25	1.25	4.09	5.04
2024	212,193	8.81	10.12	2,132,412	0.04	0.25	1.25	1.38	2.43
2023	152,682	8.69	9.88	1,502,612	0.05	0.25	1.45	4.57	5.67
2022	124,234	8.31	9.35	1,152,232	0.03	0.25	1.45	(15.20)	(14.30)
2021	154,678	9.80	10.91	1,679,505	0.03	0.25	1.45	(1.01)	0.18
Franklin Allocation VIP Fund
2025	156,515	13.30	13.30	2,079,801	1.70	0.75	0.75	8.31	8.31
2024	160,699	12.28	12.28	1,970,688	0.02	0.75	0.75	4.87	4.87
2023	177,823	11.71	11.71	2,079,565	0.01	0.75	0.75	10.47	10.47
2022	198,257	10.60	10.60	2,100,585	0.01	0.75	0.75	(19.27)	(19.27)
2021	235,454	13.13	13.13	3,090,071	0.02	0.75	0.75	7.36	7.36
Franklin DynaTech VIP
2025	10,415	28.05	33.85	321,759	—	0.25	1.25	13.20	14.32
2024	6,851	24.78	29.61	180,286	—	0.25	1.25	24.96	26.27
2023	6,695	19.83	23.45	140,499	—	0.25	1.45	37.80	39.17
2022	5,949	14.39	16.85	89,311	—	0.25	1.45	(42.44)	(41.86)
2021	46,514	25.00	28.98	1,327,060	—	0.25	1.45	11.11	12.46
Franklin Growth and Income VIP Fund
2025	39,389	19.83	26.83	850,937	2.13	0.25	1.25	12.03	13.16
2024	38,263	17.70	23.71	735,918	0.02	0.25	1.25	13.10	14.21
2023	37,209	15.65	20.76	631,196	0.02	0.25	1.25	4.47	5.54
2022	36,189	14.98	19.67	586,176	0.03	0.25	1.45	(10.73)	(9.81)
2021	31,726	16.78	21.81	578,205	0.02	0.25	1.45	19.86	21.23

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Income VIP Fund
2025	775,962	12.07	14.87	10,364,909	5.08	0.25	1.35	7.80	8.94
2024	806,912	11.19	13.65	9,945,376	0.06	0.25	1.35	2.61	3.80
2023	909,447	10.89	13.15	10,872,674	0.05	0.25	1.45	3.98	5.12
2022	1,014,632	10.46	12.51	11,597,334	0.06	0.25	1.45	(9.44)	(8.49)
2021	1,236,326	11.55	13.67	15,296,637	0.06	0.25	1.45	11.70	13.07
Franklin Large Cap Growth VIP Fund
2025	2,286	25.24	33.06	65,742	—	0.25	1.25	2.73	3.77
2024	1,226	24.57	24.57	30,114	—	1.25	1.25	20.97	20.97
2023	1,193	20.31	20.31	24,232	—	1.25	1.45	34.68	34.68
2022	—	15.08	19.17	—	—	0.25	1.45	(39.17)	(38.54)
2021	—	24.79	24.79	—	—	1.45	1.45	10.23	10.23
Franklin Mutual Global Discovery VIP Fund
2025	668,620	14.57	16.27	10,713,137	1.78	0.75	1.35	18.13	18.85
2024	561,054	12.33	13.69	7,664,710	0.02	0.75	1.35	0.16	0.74
2023	601,236	12.29	13.59	8,144,129	0.02	0.75	1.45	15.15	15.96
2022	699,919	10.66	11.72	8,189,595	0.01	0.75	1.45	(8.73)	(8.29)
2021	726,387	11.68	14.52	9,260,858	0.03	0.25	1.45	13.95	15.33
Franklin Mutual Shares VIP Fund
2025	8,628	13.27	17.53	143,767	3.28	0.25	1.25	6.84	7.94
2024	2,047	12.42	16.24	26,624	0.02	0.25	1.25	6.70	7.69
2023	2,026	11.64	15.08	24,667	0.03	0.25	1.45	8.68	9.83
2022	1,249	10.71	13.73	14,320	0.01	0.25	1.45	(11.27)	(10.38)
2021	6,567	12.07	15.32	80,146	0.02	0.25	1.45	13.98	15.36
Franklin Rising Dividends VIP Fund
2025	38,925	20.85	29.32	929,578	0.92	0.25	1.25	7.14	8.19
2024	47,778	19.46	27.10	1,101,398	0.01	0.25	1.25	6.16	7.24
2023	41,453	18.33	25.27	880,221	0.01	0.25	1.45	7.44	8.50
2022	43,734	17.06	23.29	854,686	0.01	0.25	1.45	(14.31)	(13.39)
2021	37,153	19.91	26.89	806,309	0.01	0.25	1.45	21.33	22.73

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Small Cap Value VIP Fund
2025	223,772	15.71	20.88	4,159,599	0.87	0.25	1.35	3.04	4.19
2024	327,423	15.23	20.04	5,718,027	0.01	0.25	1.35	6.95	8.15
2023	226,295	14.23	18.53	3,767,629	0.00	0.25	1.45	7.98	9.13
2022	216,908	13.17	16.98	3,294,004	0.01	0.25	1.45	(13.75)	(12.92)
2021	227,846	15.27	19.50	3,997,832	0.02	0.25	1.45	19.86	21.42
Franklin Small-Mid Cap Growth VIP Fund
2025	100,107	17.75	41.88	2,258,274	—	0.25	1.45	(1.99)	(0.76)
2024	112,602	18.07	42.20	2,565,645	—	0.25	1.45	6.18	7.46
2023	136,867	16.98	39.27	2,831,905	—	0.25	1.45	21.21	22.72
2022	129,299	16.41	32.00	2,204,951	—	0.25	1.45	(36.54)	(35.79)
2021	152,284	25.86	49.84	4,021,652	—	0.25	1.45	5.21	6.50
Franklin Strategic Income VIP Fund
2025	223,116	7.88	9.39	1,916,097	5.14	0.25	1.25	2.74	3.76
2024	186,036	7.67	9.05	1,506,184	0.04	0.25	1.25	(0.26)	0.78
2023	215,605	7.69	8.98	1,743,346	0.04	0.25	1.45	3.64	4.66
2022	238,259	7.42	7.76	1,839,031	0.04	0.75	1.45	(14.52)	(14.06)
2021	247,613	8.68	9.03	2,226,806	0.01	0.75	1.45	(2.25)	(1.63)
Franklin U.S. Government Securities VIP Fund
2025	127,074	6.75	7.41	878,433	5.16	0.25	1.25	2.27	3.20
2024	88,532	6.60	7.18	627,863	0.01	0.25	1.25	(2.94)	(1.78)
2023	29,863	6.80	7.31	214,564	0.01	0.25	1.45	0.15	1.11
2022	30,784	6.79	7.23	219,450	0.03	0.25	1.45	(13.50)	(12.68)
2021	16,441	7.85	8.28	133,102	0.03	0.25	1.45	(6.10)	(4.94)
Goldman Sachs Emerging Markets Equity
2025	153,273	9.68	10.36	1,579,216	0.49	0.90	1.25	26.54	27.12
2024	136,311	7.65	8.15	1,108,411	0.01	0.90	1.25	4.08	4.35
2023	123,451	7.35	7.81	963,012	0.01	0.90	1.25	1.66	2.09
2022	210,040	7.23	7.65	1,605,992	—	0.90	1.25	(33.24)	(33.01)
2021	314,601	10.83	11.42	3,584,776	0.01	0.90	1.25	(6.96)	(6.70)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs Government Income
2025	187,604	6.42	6.87	1,289,372	2.81	0.90	1.25	1.74	2.23
2024	169,488	6.31	6.72	1,139,259	0.02	0.90	1.25	(3.81)	(3.59)
2023	206,599	6.56	6.97	1,436,725	0.02	0.90	1.25	(0.30)	—
2022	231,056	6.58	6.97	1,606,249	0.01	0.90	1.25	(16.60)	(16.33)
2021	419,709	7.89	8.33	3,474,104	0.01	0.90	1.25	(6.74)	(6.30)
Goldman Sachs VIT International Equity Insights
2025	14,608	12.93	14.89	206,616	3.55	0.25	1.25	32.34	33.66
2024	15,584	9.77	11.14	165,633	0.03	0.25	1.25	1.45	2.48
2023	13,948	9.63	10.87	144,546	0.03	0.25	1.45	13.43	14.66
2022	8,244	8.49	9.48	75,665	0.02	0.25	1.45	(17.25)	(16.48)
2021	14,591	10.26	11.35	162,324	0.04	0.25	1.45	6.88	8.20
Goldman Sachs VIT Large Cap Value
2025	14,548	22.19	22.61	326,145	1.12	0.25	0.25	7.04	7.05
2024	7,758	21.12	21.12	163,852	0.02	0.25	0.25	13.06	13.06
2023	—	18.33	18.68	—	—	0.25	0.25	9.11	9.11
2022	244	16.80	16.80	4,108	0.01	0.25	0.25	(9.53)	(9.53)
2021	239	18.57	18.57	4,441	0.01	0.25	0.25	19.96	19.96
Goldman Sachs VIT Mid Cap Growth Fund
2025	13,450	20.45	27.23	365,279	—	0.25	1.25	2.87	3.93
2024	11,074	26.20	26.20	290,224	—	0.25	0.25	16.39	16.39
2023	11,035	22.51	22.51	248,375	—	0.25	0.25	14.67	14.67
2022	11,661	15.19	19.63	228,884	—	0.25	1.45	(29.38)	(28.62)
2021	13,797	21.51	27.50	369,139	—	0.25	1.45	6.64	7.89
Goldman Sachs VIT Mid Cap Value
2025	22,837	16.46	21.74	426,672	0.81	0.25	1.25	4.57	5.64
2024	30,853	15.74	20.58	537,418	0.01	0.25	1.25	7.44	8.54
2023	29,035	14.65	18.96	465,479	0.01	0.25	1.45	6.55	7.60
2022	29,499	13.75	17.62	445,401	0.00	0.25	1.45	(13.95)	(13.12)
2021	29,425	15.98	20.28	502,550	0.00	0.25	1.25	24.84	26.43

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs VIT Small Cap Equity Insights
2025	48,181	18.23	24.74	936,287	0.17	0.25	1.25	10.96	12.10
2024	17,985	16.43	22.07	380,670	0.01	0.25	1.25	13.86	15.03
2023	19,142	14.43	19.19	362,941	0.01	0.25	1.45	14.07	15.19
2022	17,524	12.65	16.66	288,513	0.00	0.25	1.45	(23.01)	(22.22)
2021	13,787	16.43	21.42	292,027	0.00	0.25	1.45	18.20	19.60
Goldman Sachs VIT Strategic Growth 2025	9,964	47.56	47.56	474,126	—	0.25	0.25	13.81	13.81
2024	6,986	41.79	41.79	292,159	—	0.25	0.25	27.84	27.84
2023	10,151	32.69	32.69	332,000	—	0.25	0.25	37.12	37.12
2022	7,170	23.84	23.84	171,013	—	0.25	0.25	(34.81)	(34.81)
2021	5,193	36.57	36.57	190,065	—	0.25	0.25	17.66	17.66
Guggenheim Core Bond 2025	433,271	7.71	8.73	3,773,233	4.49	0.90	1.25	3.07	3.31
2024	491,448	7.48	8.45	4,136,851	0.04	0.90	1.25	(1.71)	(1.40)
2023	520,322	7.61	8.57	4,435,890	0.04	0.90	1.25	2.28	2.63
2022	560,218	7.44	8.35	4,654,528	0.03	0.90	1.25	(19.65)	(19.32)
2021	795,275	9.26	10.35	8,110,424	0.02	0.90	1.25	(4.93)	(4.61)
Guggenheim Floating Rate Strategies
2025	120,062	10.69	10.69	1,282,047	7.55	0.90	0.90	(0.19)	(0.19)
2024	127,605	10.71	10.71	1,364,743	0.08	0.90	0.90	2.88	2.88
2023	136,447	10.41	10.41	1,419,460	0.08	0.90	0.90	8.44	8.44
2022	159,754	9.60	9.60	1,533,465	0.04	0.90	0.90	(4.86)	(4.86)
2021	163,083	10.09	10.09	1,644,461	0.03	0.90	0.90	0.90	0.90
Guggenheim High Yield
2025	167,906	13.51	16.60	2,578,355	6.59	0.90	1.25	2.35	2.72
2024	187,576	13.67	16.16	2,798,169	0.06	0.90	1.10	3.56	3.79
2023	194,279	13.20	15.57	2,793,668	0.06	0.90	1.10	7.40	7.68
2022	216,646	12.29	12.76	2,888,518	0.06	0.90	1.10	(12.90)	(12.72)
2021	253,199	14.11	16.58	3,840,657	0.04	0.90	1.10	0.86	1.10

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim Macro Opportunities
2025	1,451	10.48	10.48	15,204	5.98	0.90	0.90	3.15	3.15
2024	2,680	10.16	10.16	27,232	0.05	0.90	0.90	3.25	3.25
2023	1,854	9.84	9.84	18,233	0.05	0.90	0.90	5.02	5.02
2022	1,182	9.37	9.37	11,071	0.05	0.90	0.90	(12.18)	(12.18)
2021	835	10.67	10.67	8,903	0.03	0.90	0.90	(1.84)	(1.84)
Guggenheim Managed Futures Strategy
2025	2,108	7.47	7.47	15,754	5.80	0.90	0.90	1.49	1.49
2024	2,156	7.36	7.36	15,881	0.04	0.90	0.90	(3.29)	(3.29)
2023	2,410	7.61	7.61	18,362	0.01	0.90	0.90	(0.39)	(0.39)
2022	3,110	7.64	7.64	23,760	0.09	0.90	0.90	10.40	10.40
2021	—	6.92	6.92	—	—	0.90	0.90	(1.28)	(1.28)
Guggenheim Multi-Hedge Strategies
2025	2,276	7.49	7.49	17,059	8.60	0.90	0.90	(2.35)	(2.35)
2024	2,629	7.67	7.67	20,170	0.02	0.90	0.90	(7.26)	(7.26)
2023	3,066	8.27	8.27	25,375	0.03	0.90	0.90	0.24	0.24
2022	3,660	8.25	8.25	30,204	0.03	0.90	0.90	(7.09)	(7.09)
2021	856	8.88	8.88	7,611	0.01	0.90	0.90	3.02	3.02
Guggenheim Total Return Bond
2025	33,501	9.50	9.50	318,070	4.75	0.90	0.90	3.71	3.71
2024	30,260	9.16	9.16	276,876	0.05	0.90	0.90	(1.08)	(1.08)
2023	46,602	9.26	9.26	431,117	0.04	0.90	0.90	3.12	3.12
2022	38,654	8.98	8.98	347,052	0.03	0.90	0.90	(19.10)	(19.10)
2021	62,799	11.10	11.10	696,433	0.03	0.90	0.90	(4.23)	(4.23)
Guggenheim VIF Floating Rate Strategies
2025	751,509	9.17	10.34	7,327,253	11.01	0.25	1.25	(0.76)	0.29
2024	703,406	9.24	10.31	6,956,719	0.08	0.25	1.25	2.33	3.41
2023	795,105	9.03	9.97	7,623,479	0.04	0.25	1.45	6.49	7.55
2022	821,010	8.48	9.27	7,307,681	0.02	0.25	1.45	(4.93)	(4.04)
2021	1,037,101	8.92	9.66	9,745,305	0.02	0.25	1.45	(1.98)	(0.72)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Global Managed Futures Strategy
2025	464,680	4.88	7.38	2,384,699	1.55	0.25	1.25	(0.67)	0.39
2024	336,785	4.88	7.43	1,706,879	0.03	0.25	1.25	(3.88)	(2.82)
2023	233,055	5.05	7.73	1,207,069	0.03	0.25	1.45	(0.51)	0.38
2022	378,379	5.30	7.77	2,153,619	0.02	0.25	1.45	6.73	7.72
2021	132,257	4.92	7.28	641,146	—	0.25	1.45	(3.58)	(2.19)
Guggenheim VIF High Yield
2025	401,602	10.14	34.94	11,643,916	6.59	0.25	1.35	2.23	3.48
2024	509,155	9.90	33.95	13,953,276	0.06	0.25	1.35	3.09	4.16
2023	580,786	9.60	32.76	15,077,550	0.06	0.25	1.45	7.26	8.44
2022	666,563	8.94	10.43	15,662,578	0.06	0.25	1.45	(13.54)	(12.57)
2021	826,913	10.34	11.93	22,093,725	0.05	0.25	1.45	0.88	1.97
Guggenheim VIF Multi-Hedge Strategies
2025	278,083	5.09	7.23	1,583,172	2.28	0.25	1.35	(3.08)	(1.92)
2024	277,193	5.25	7.46	1,617,607	0.05	0.25	1.35	(7.77)	(6.73)
2023	580,691	5.69	8.08	3,514,663	0.02	0.25	1.45	—	1.06
2022	629,211	6.62	8.07	3,769,037	0.01	0.25	1.45	(7.45)	(6.50)
2021	599,087	7.08	8.72	3,800,975	—	0.25	1.45	3.32	4.58
Guggenheim VIF Total Return Bond
2025	3,441,916	7.97	9.97	33,080,956	4.50	0.25	1.35	2.84	4.05
2024	3,210,753	7.75	9.64	29,785,778	0.04	0.25	1.35	(1.27)	(0.21)
2023	3,062,364	7.85	9.70	28,668,835	0.04	0.25	1.45	2.35	3.52
2022	3,388,972	8.46	9.08	31,034,846	0.03	0.25	1.45	(19.58)	(18.86)
2021	3,510,444	10.52	11.19	39,725,883	0.02	0.25	1.45	(4.80)	(3.62)
Invesco American Franchise
2025	70,487	24.19	36.75	1,721,210	—	0.90	1.25	6.90	7.27
2024	75,612	22.55	34.32	1,719,562	—	0.90	1.25	29.07	29.52
2023	94,458	17.41	26.55	1,654,961	—	0.90	1.25	35.11	35.59
2022	95,206	12.84	17.29	1,230,260	—	0.90	1.25	(34.01)	(33.78)
2021	100,103	19.39	26.20	1,947,291	—	0.90	1.25	7.16	7.60

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Comstock
2025	437,900	23.99	34.14	10,933,120	1.63	0.90	1.25	12.26	12.69
2024	440,795	21.37	30.36	9,718,142	0.02	0.90	1.25	10.21	10.60
2023	481,522	19.39	27.50	9,617,843	0.02	0.90	1.25	7.60	7.96
2022	506,326	18.02	18.35	9,427,775	0.02	0.90	1.25	(3.38)	(3.01)
2021	510,938	18.65	18.92	9,724,823	0.01	0.90	1.25	27.74	28.18
Invesco Developing Markets
2025	30,097	9.85	9.85	296,493	0.39	0.90	0.90	23.43	23.43
2024	31,097	7.98	7.98	248,226	—	0.90	0.90	(5.23)	(5.23)
2023	28,843	8.42	8.42	242,832	0.01	0.90	0.90	6.99	6.99
2022	30,284	7.87	7.87	238,464	0.00	0.90	0.90	(28.06)	(28.06)
2021	29,312	10.94	10.94	320,631	0.00	0.90	0.90	(11.06)	(11.06)
Invesco Discovery
2025	6,799	30.12	30.12	204,322	—	0.90	0.90	12.05	12.05
2024	7,471	26.88	26.88	200,418	—	0.90	0.90	17.84	17.84
2023	7,098	22.81	22.81	161,577	—	0.90	0.90	12.53	12.53
2022	7,337	20.27	20.27	148,393	—	0.90	0.90	(33.89)	(33.89)
2021	7,894	30.66	30.66	241,496	—	0.90	0.90	11.21	11.21
Invesco Discovery Mid Cap Growth
2025	62,091	18.40	33.37	1,238,291	—	0.90	1.25	0.41	0.77
2024	62,163	18.26	33.18	1,141,282	—	0.90	1.25	18.94	19.35
2023	69,720	15.30	27.86	1,073,244	—	0.90	1.25	8.24	8.66
2022	74,651	14.08	19.17	1,062,661	—	0.90	1.25	(33.94)	(33.74)
2021	58,120	21.25	29.02	1,251,090	—	0.90	1.25	13.94	14.37
Invesco Energy
2025	11,541	6.73	6.73	77,647	2.22	0.90	0.90	8.03	8.03
2024	11,971	6.23	6.23	74,536	0.03	0.90	0.90	1.96	1.96
2023	15,410	6.11	6.11	94,031	0.02	0.90	0.90	(3.48)	(3.48)
2022	12,766	6.33	6.33	80,787	0.01	0.90	0.90	46.87	46.87
2021	5,312	4.31	4.31	22,829	0.02	0.90	0.90	50.17	50.17

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Equity and Income
2025	364,830	18.63	23.59	7,740,981	1.76	0.90	1.25	8.13	8.51
2024	415,711	17.23	21.78	8,131,581	0.02	0.90	1.25	7.15	7.54
2023	449,885	16.08	20.30	8,176,870	0.02	0.90	1.25	5.37	5.74
2022	459,959	15.26	17.06	7,889,563	0.02	0.90	1.25	(11.54)	(11.24)
2021	490,879	17.25	19.22	9,493,383	0.01	0.90	1.25	13.11	13.53
Invesco Global
2025	24,618	23.96	23.96	588,947	—	0.90	0.90	10.82	10.82
2024	25,150	21.62	21.62	542,955	—	0.90	0.90	11.79	11.79
2023	28,499	19.34	19.34	550,391	—	0.90	0.90	28.93	28.93
2022	26,387	15.00	15.00	395,247	—	0.90	0.90	(34.73)	(34.73)
2021	24,819	22.98	22.98	569,426	—	0.90	0.90	10.96	10.96
Invesco Gold & Special Minerals
2025	18,183	21.43	21.43	389,715	0.59	0.90	0.90	122.07	122.07
2024	17,800	9.65	9.65	171,711	0.01	0.90	0.90	8.79	8.79
2023	17,524	8.87	8.87	155,477	0.01	0.90	0.90	2.31	2.31
2022	16,987	8.67	8.67	147,337	0.00	0.90	0.90	(20.09)	(20.09)
2021	16,509	10.85	10.85	179,061	0.03	0.90	0.90	(6.55)	(6.55)
Invesco Main Street Mid Cap
2025	95,022	16.29	16.62	1,576,937	0.18	0.90	1.25	4.36	4.73
2024	103,273	15.61	15.87	1,636,712	—	0.90	1.25	12.22	12.63
2023	114,968	13.91	14.09	1,618,627	—	0.90	1.25	9.70	10.08
2022	99,992	12.68	12.80	1,279,269	0.00	0.90	1.25	(17.88)	(17.58)
2021	99,070	15.44	15.53	1,538,616	0.00	0.90	1.25	17.86	18.28
Invesco Small Cap Growth (d)
2025	72,939	22.66	32.72	1,655,467	—	0.90	1.10	1.43	1.66
2024	80,281	22.29	32.26	1,792,328	—	0.90	1.10	11.51	11.73
2023	91,393	19.95	28.93	1,828,529	—	0.90	1.10	8.15	8.37
2022	94,661	18.41	26.75	1,748,262	—	0.90	1.10	(38.16)	(38.06)
2021	106,361	29.72	43.26	3,173,543	—	0.90	1.10	3.00	3.23

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Technology
2025	124,593	18.08	18.08	2,253,264	—	0.90	0.90	15.23	15.23
2024	114,867	15.69	15.69	1,802,933	—	0.90	0.90	28.92	28.92
2023	123,288	12.17	12.17	1,500,876	—	0.90	0.90	41.68	41.68
2022	136,591	8.59	21.38	1,174,046	—	0.90	1.10	(42.40)	(42.31)
2021	113,554	14.89	37.12	1,712,748	—	0.90	1.10	9.50	9.73
Invesco V.I. American Franchise Series I
2025	64,469	23.45	23.45	1,512,449	—	1.45	1.45	6.79	6.79
2024	84,273	21.96	21.96	1,851,164	—	1.45	1.45	29.02	29.02
2023	115,995	17.02	17.02	1,975,239	—	1.45	1.45	34.76	34.76
2022	87,341	12.63	12.63	1,103,225	—	1.45	1.45	(34.08)	(34.08)
2021	90,515	19.16	19.16	1,734,895	—	1.45	1.45	7.04	7.04
Invesco V.I. American Franchise Series II
2025	772	30.92	30.92	23,920	—	1.25	1.25	6.73	6.73
2024	796	28.97	28.97	23,107	—	1.25	1.25	28.93	28.93
2023	781	22.47	22.47	17,582	—	1.25	1.45	34.71	34.71
2022	1,689	16.68	16.68	28,141	—	1.45	1.45	(34.12)	(34.12)
2021	1,647	25.32	25.32	41,680	—	1.45	1.45	6.79	6.79
Invesco V.I. American Value
2025	360,217	15.22	27.19	5,750,660	0.19	0.25	1.35	15.65	16.90
2024	314,243	13.16	23.26	4,446,093	0.01	0.25	1.35	24.50	25.93
2023	272,108	10.57	18.47	2,992,031	0.00	0.25	1.45	10.33	11.60
2022	304,265	12.33	16.55	3,006,463	0.00	0.25	1.45	(6.87)	(5.97)
2021	331,136	10.29	17.60	3,488,051	0.00	0.25	1.35	—	23.60
Invesco V.I. Balanced-Risk Allocation
2025	10,724	9.53	10.74	106,725	7.01	0.25	1.25	4.15	5.19
2024	10,015	9.15	10.21	95,628	0.05	0.25	1.25	(0.76)	0.20
2023	6,585	9.22	10.19	61,573	—	0.25	1.45	1.99	3.03
2022	5,907	9.04	9.89	54,077	0.07	0.25	1.45	(18.04)	(17.24)
2021	5,903	11.03	11.95	65,887	0.04	0.25	1.45	4.45	5.75

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Comstock
2025	728,582	19.62	27.77	17,093,798	1.27	0.25	1.35	12.15	13.39
2024	1,175,082	17.48	24.49	24,714,322	0.01	0.25	1.35	9.93	11.17
2023	602,956	15.88	22.03	11,538,526	0.02	0.25	1.45	7.30	8.52
2022	643,676	14.78	20.30	11,606,340	0.01	0.25	1.45	(3.34)	(2.36)
2021	738,146	15.29	18.59	13,631,017	0.01	0.75	1.45	27.31	28.21
Invesco V.I. Core Equity
2025	2,608	18.97	24.91	54,684	0.45	0.25	1.25	11.00	12.16
2024	2,093	17.09	22.21	40,156	0.01	0.25	1.25	20.10	21.30
2023	65,463	14.23	18.31	935,139	0.01	0.25	1.45	17.99	19.13
2022	1,581	12.06	15.37	21,818	0.01	0.25	1.45	(24.06)	(23.27)
2021	2,059	15.88	20.03	36,108	0.01	0.25	1.45	21.87	23.34
Invesco V.I. Core Plus Bond
2025	1,050,676	9.41	9.63	10,022,847	4.00	0.75	1.35	2.39	3.10
2024	1,142,434	9.19	9.34	10,604,867	0.03	0.75	1.35	(1.71)	(1.06)
2023	1,201,465	9.35	9.44	11,302,837	0.02	0.75	1.35	1.30	1.94
2022	1,058,178	9.23	9.26	9,788,318	0.01	0.75	1.35	(7.70)	(7.40)
Invesco V.I. Discovery Mid Cap Growth
2025	185,257	15.96	22.08	3,732,189	—	0.25	1.35	0.06	1.19
2024	247,413	15.95	21.82	4,930,301	—	0.25	1.35	18.59	19.96
2023	211,833	13.45	18.19	3,541,279	—	0.25	1.45	8.10	9.25
2022	245,006	14.44	16.65	3,766,018	—	0.25	1.45	(33.97)	(33.32)
2021	247,488	21.87	24.97	5,739,078	—	0.25	1.45	13.67	15.02
Invesco V.I. Equally-Weighted S&P 500
2025	102,433	11.71	12.15	1,243,671	1.26	0.25	1.25	6.17	7.24
2024	130,644	11.03	11.33	1,478,681	0.02	0.25	1.25	7.82	8.84
2023	60,941	10.23	10.41	631,834	0.01	0.25	1.45	8.71	9.81
2022	56,378	9.41	9.48	533,408	0.02	0.25	1.45	(5.90)	(5.20)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Equity and Income
2025	365,675	14.95	19.44	7,021,687	1.86	0.25	1.35	7.70	8.97
2024	403,169	13.86	17.89	7,151,809	0.01	0.25	1.35	7.10	8.32
2023	540,683	12.93	16.60	8,753,562	0.02	0.25	1.45	5.53	6.67
2022	591,064	12.24	15.44	9,035,122	0.01	0.25	1.45	(11.50)	(10.65)
2021	566,157	13.83	17.28	9,742,606	0.02	0.25	1.45	13.18	14.59
Invesco V.I. EVQ International Equity Fund
2025	1,065,784	10.82	18.17	16,537,513	1.18	0.25	1.35	11.24	12.48
2024	1,116,068	9.71	16.23	15,225,632	0.01	0.25	1.35	(3.96)	(2.89)
2023	1,324,785	10.09	16.80	18,955,687	—	0.25	1.45	12.87	14.14
2022	1,419,873	9.36	9.69	17,923,030	0.01	0.25	1.45	(21.87)	(21.09)
2021	1,666,151	11.98	12.28	27,072,053	0.01	0.25	1.45	1.01	2.25
Invesco V.I. Global
2025	192,602	18.83	23.48	3,661,216	—	0.25	1.25	10.17	11.33
2024	255,901	17.00	21.09	4,382,815	—	0.25	1.25	10.96	12.06
2023	287,448	15.25	18.82	4,414,271	—	0.25	1.45	28.93	30.15
2022	300,402	12.03	14.46	3,549,784	—	0.25	1.45	(34.76)	(34.06)
2021	293,612	18.44	21.93	5,295,254	—	0.25	1.25	10.16	11.49
Invesco V.I. Global Core Equity
2025	2,308	16.10	16.10	37,128	0.92	0.25	0.25	11.57	11.57
2024	3,363	14.43	14.43	48,513	0.01	0.25	0.25	13.00	13.00
2023	3,263	11.64	12.77	41,668	—	0.25	1.45	16.40	17.59
2022	1,264	10.00	10.86	12,628	0.00	0.25	1.45	(25.37)	(24.69)
2021	2,644	13.40	14.42	36,852	0.01	0.25	1.45	10.74	12.04
Invesco V.I. Global Real Estate Series I
2025	256,630	15.55	17.85	4,518,652	1.95	0.75	1.35	3.25	3.90
2024	292,705	15.06	17.18	4,950,959	0.03	0.75	1.35	(5.99)	(5.40)
2023	299,009	16.02	18.16	5,408,667	0.01	0.75	1.35	4.36	5.03
2022	325,391	15.35	17.29	5,603,661	0.03	0.75	1.35	(28.10)	(27.69)
2021	368,395	21.35	23.91	8,775,728	0.03	0.75	1.35	20.35	21.06

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global Real Estate Series II
2025	9,062	10.07	10.07	91,612	1.71	0.25	0.25	4.14	4.14
2024	10,318	9.67	9.67	100,078	0.02	0.25	0.25	(5.20)	(5.20)
2023	12,955	10.20	10.20	132,500	0.01	0.25	0.25	5.26	5.26
2022	12,812	9.69	9.69	124,373	0.02	0.25	0.25	(27.47)	(27.47)
2021	21,730	10.85	13.36	290,777	0.03	0.25	1.45	20.02	21.45
Invesco V.I. Global Strategic Income
2025	261	7.69	7.69	2,008	29.39	1.25	1.25	8.01	8.01
2024	24,969	7.12	8.06	177,659	0.01	0.25	1.25	(1.52)	(0.49)
2023	272	7.23	7.23	1,962	—	1.45	1.45	4.18	4.18
2022	278	6.94	6.94	1,927	—	1.45	1.45	(15.47)	(15.47)
2021	285	8.21	9.01	2,341	0.01	0.25	1.45	(7.75)	(6.73)
Invesco V.I. Government Money Market
2025	4,571,947	7.81	8.29	37,868,228	3.84	0.75	1.35	(0.76)	—
2024	4,849,423	7.87	8.29	40,175,070	0.05	0.75	1.35	0.25	0.85
2023	4,267,353	7.85	8.22	35,077,070	0.04	0.75	1.35	0.13	0.74
2022	5,026,473	7.84	8.16	41,003,737	0.02	0.75	1.35	(3.09)	(2.51)
2021	3,339,785	8.09	8.37	27,935,440	0.00	0.75	1.35	(4.26)	(3.68)
Invesco V.I. Government Securities
2025	1,183,385	6.40	7.70	8,290,327	2.71	0.25	1.35	2.40	3.49
2024	1,364,367	6.25	7.44	9,348,234	0.02	0.25	1.35	(2.80)	(1.72)
2023	1,337,652	6.43	7.57	9,458,362	0.02	0.25	1.45	—	1.07
2022	1,434,095	6.85	7.49	10,071,936	0.02	0.25	1.45	(14.38)	(13.41)
2021	1,553,883	8.00	8.65	12,742,365	0.02	0.25	1.45	(6.65)	(5.57)
Invesco V.I. Growth and Income
2025	2,370	17.98	24.63	50,243	1.17	0.25	1.25	10.51	11.60
2024	2,353	16.27	22.07	45,059	0.01	0.25	1.25	10.91	12.03
2023	2,383	14.67	19.70	41,156	0.02	0.25	1.45	7.71	8.84
2022	1,122	13.62	13.62	15,299	0.01	1.45	1.45	(9.92)	(9.92)
2021	1,092	15.12	15.12	16,513	0.01	1.45	1.45	22.63	22.63

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Health Care Series I
2025	210,024	24.08	27.63	5,681,972	—	0.75	1.35	10.41	11.10
2024	215,299	21.81	24.87	5,284,383	—	0.75	1.35	(0.27)	0.32
2023	227,217	21.87	24.79	5,606,825	—	0.75	1.35	(1.35)	(0.76)
2022	301,695	22.17	24.98	7,393,775	—	0.75	1.35	(17.00)	(16.48)
2021	272,257	26.71	29.91	8,105,191	0.00	0.75	1.35	7.48	8.13
Invesco V.I. Health Care Series II
2025	18,353	14.71	14.71	269,595	—	1.25	1.25	10.27	10.27
2024	7,203	13.34	19.86	95,700	—	0.25	1.25	(0.45)	0.51
2023	14,448	13.40	19.76	194,380	—	0.25	1.45	(1.54)	(0.50)
2022	14,024	13.61	19.86	191,553	—	0.25	1.45	(17.11)	(16.27)
2021	1,645	16.42	23.72	28,244	0.00	0.25	1.45	7.18	8.46
Invesco V.I. International Growth Fund (b)
2025	25,037	10.44	13.19	319,731	0.06	0.25	1.25	10.71	11.78
2024	22,357	9.43	11.80	257,416	—	0.25	1.25	(5.89)	(4.92)
2023	30,101	10.02	12.41	365,521	0.00	0.25	1.45	15.57	16.75
2022	30,052	8.67	10.63	312,856	—	0.25	1.45	(30.19)	(29.46)
2021	22,332	15.07	15.07	336,553	—	0.25	0.25	6.58	6.58
Invesco V.I. Main Street Mid Cap Fund®
2025	340,186	16.53	26.43	7,936,546	0.10	0.25	1.35	4.30	5.47
2024	422,113	15.82	25.19	9,401,110	—	0.25	1.35	11.85	13.08
2023	417,049	14.13	22.39	8,083,724	0.00	0.25	1.35	9.30	10.52
2022	445,263	14.34	18.07	7,926,380	0.00	0.25	1.35	(18.09)	(17.16)
2021	455,313	17.79	22.06	9,721,279	0.00	0.25	1.35	17.59	19.00
Invesco V.I. Main Street Small Cap Fund®
2025	327,114	18.18	41.53	10,378,852	0.21	0.25	1.35	3.79	5.00
2024	398,325	17.50	39.76	12,258,144	—	0.25	1.35	7.62	8.78
2023	426,479	16.24	36.73	12,009,376	0.01	0.25	1.45	12.81	14.10
2022	478,277	14.39	18.37	12,024,180	0.00	0.25	1.45	(19.47)	(18.72)
2021	515,075	17.87	22.60	15,755,795	0.00	0.25	1.45	16.95	18.32

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Small Cap Equity
2025	2,501	15.21	19.59	49,002	—	0.25	1.25	3.33	4.37
2024	2,841	18.77	18.77	53,328	—	0.25	0.25	14.10	14.10
2023	7,767	16.45	16.45	127,794	—	0.25	0.25	12.52	12.52
2022	1,768	14.62	14.62	25,840	—	0.25	0.25	(23.25)	(23.25)
2021	2,276	19.05	19.05	43,345	—	0.25	0.25	16.30	16.30
Invesco Value Opportunities
2025	127,210	21.13	21.13	2,682,800	0.19	0.90	0.90	15.53	15.53
2024	145,136	18.29	25.00	2,649,861	—	0.90	1.25	24.66	25.10
2023	173,420	14.62	20.03	2,532,275	0.00	0.90	1.25	10.36	10.76
2022	171,789	13.20	13.52	2,265,000	0.01	0.90	1.25	(2.87)	(2.51)
2021	180,157	13.54	13.92	2,437,161	0.01	0.90	1.25	29.97	30.44
Janus Henderson Adaptive Risk Managed U.S. Equity
2025	38,920	16.76	17.06	663,417	0.17	0.90	1.10	8.34	8.66
2024	46,149	15.29	15.70	724,295	—	0.90	1.25	18.07	18.49
2023	54,641	12.95	13.25	723,049	0.00	0.90	1.25	10.12	10.51
2022	62,648	11.76	11.99	750,378	0.01	0.90	1.25	(17.99)	(17.71)
2021	67,696	14.34	14.57	984,922	0.00	0.90	1.25	14.26	14.63
Janus Henderson Mid Cap Value
2025	2,833	17.30	17.30	49,046	0.38	0.90	0.90	2.31	2.31
2024	2,729	16.91	16.91	46,184	—	0.90	0.90	8.54	8.54
2023	4,293	15.58	15.58	66,912	0.01	0.90	0.90	6.64	6.64
2022	4,166	14.61	14.61	60,873	0.01	0.90	0.90	(8.97)	(8.97)
2021	6,419	16.05	16.05	103,029	0.00	0.90	0.90	14.56	14.56
Janus Henderson Overseas
2025	413,895	9.09	9.73	4,009,356	0.98	0.90	1.25	22.84	23.48
2024	475,735	7.40	7.88	3,730,198	0.01	0.90	1.25	1.20	1.42
2023	535,946	7.31	7.77	4,145,339	0.01	0.90	1.25	5.79	6.29
2022	480,166	6.91	7.31	3,488,329	0.01	0.90	1.25	(12.75)	(12.56)
2021	382,935	7.92	8.36	3,188,030	0.01	0.90	1.25	8.05	8.43

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson VIT Enterprise
2025	761,779	24.30	32.64	23,761,632	0.05	0.25	1.35	2.80	3.95
2024	938,943	23.61	31.40	28,235,568	0.01	0.25	1.35	10.39	11.66
2023	1,011,340	21.36	28.12	27,370,977	0.00	0.25	1.45	12.79	13.98
2022	1,054,053	18.92	24.67	25,323,958	0.00	0.25	1.45	(19.66)	(18.80)
2021	1,106,662	27.85	30.38	32,955,185	0.00	0.25	1.35	11.51	12.81
Janus Henderson VIT Mid Cap Value
2025	23,211	14.51	17.99	367,659	0.66	0.25	1.25	1.82	2.92
2024	20,203	14.25	17.48	307,429	0.01	0.25	1.25	8.12	9.18
2023	24,344	13.18	16.01	352,849	0.01	0.25	1.45	6.46	7.52
2022	14,380	12.38	14.89	207,238	0.01	0.25	1.45	(9.70)	(8.76)
2021	12,738	13.71	16.32	199,769	0.00	0.25	1.45	14.25	15.66
Janus Henderson VIT Overseas
2025	141,120	10.03	12.27	1,437,318	1.74	0.25	1.25	23.19	24.48
2024	77,759	8.06	9.96	647,149	0.01	0.25	1.25	1.12	2.24
2023	74,272	7.89	9.85	605,878	0.01	0.25	1.45	6.03	7.06
2022	47,192	7.51	9.29	365,923	0.02	0.25	1.45	(12.61)	(11.65)
2021	51,648	8.35	10.63	452,944	0.01	0.25	1.45	8.36	9.72
Janus Henderson VIT Research
2025	465,609	32.79	42.97	16,422,847	—	0.25	1.35	13.07	14.31
2024	572,607	28.98	37.59	17,894,817	—	0.25	1.35	29.18	30.61
2023	581,757	22.41	28.78	14,040,052	0.00	0.25	1.45	36.72	38.23
2022	574,495	16.37	20.82	10,042,715	—	0.25	1.45	(32.96)	(32.27)
2021	760,667	24.42	30.74	19,748,761	0.00	0.25	1.45	14.81	16.22
Lord Abbett Series Bond-Debenture VC
2025	473,280	9.82	12.10	4,854,780	6.18	0.25	1.25	3.81	4.85
2024	430,377	9.46	11.54	4,271,348	0.06	0.25	1.25	2.27	3.31
2023	439,437	9.25	11.17	4,254,522	0.05	0.25	1.45	2.10	3.14
2022	444,151	9.06	10.83	4,202,378	0.04	0.25	1.45	(16.42)	(15.59)
2021	450,881	10.84	12.83	5,091,357	0.03	0.25	1.45	(1.19)	(0.08)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Developing Growth VC
2025	66,600	18.36	25.41	1,283,819	0.17	0.25	1.25	9.87	10.91
2024	117,866	16.64	22.91	1,993,291	—	0.25	1.25	17.02	18.28
2023	85,903	14.14	19.37	1,234,902	—	0.25	1.45	3.70	4.70
2022	103,028	13.77	18.50	1,418,892	—	0.25	1.45	(38.64)	(38.00)
2021	110,641	22.44	29.84	2,468,243	—	0.25	1.45	(6.97)	(5.87)
Lord Abbett Series Dividend Growth VC
2025	15,193	23.56	30.73	463,304	0.94	0.25	1.25	11.13	12.28
2024	3,326	21.20	27.37	87,014	0.01	0.25	1.25	17.06	18.23
2023	2,612	23.15	23.15	60,489	0.01	0.25	0.25	12.60	12.60
2022	—	16.25	16.25	—	—	1.45	1.45	(17.13)	(17.13)
2021	1,018	19.61	19.61	19,966	0.00	1.45	1.45	20.16	20.16
Lord Abbett Series Growth Opportunities VC
2025	142	23.12	23.12	3,274	—	0.25	0.25	9.31	9.31
2024	156	21.15	21.15	3,292	—	0.25	0.25	26.42	26.42
2023	168	16.73	16.73	2,804	—	0.25	0.25	7.17	7.17
2022	—	15.61	15.61	—	—	0.25	0.25	(34.69)	(34.69)
2021	—	20.74	20.74	—	—	1.45	1.45	1.87	1.87
Lord Abbett Series Mid Cap Stock VC
2025	3,867	18.49	18.49	71,514	0.32	0.25	0.25	3.64	3.64
2024	4,088	17.84	17.84	72,964	—	0.25	0.25	11.22	11.22
2023	4,267	16.04	16.04	68,459	0.01	0.25	0.25	11.70	11.70
2022	2,708	11.66	14.36	38,884	0.01	0.25	1.45	(14.89)	(14.01)
2021	4,398	13.70	16.70	68,288	0.01	0.25	1.45	23.09	24.63
Lord Abbett Series Total Return VC
2025	61,730	7.71	9.12	553,564	4.69	0.25	1.25	2.80	3.75
2024	61,930	7.50	8.79	536,034	0.05	0.25	1.25	(1.70)	(0.57)
2023	62,573	7.63	8.84	545,754	0.04	0.25	1.45	2.01	2.91
2022	63,586	7.48	8.59	539,549	0.04	0.25	1.45	(17.71)	(16.76)
2021	40,612	9.09	10.32	411,501	0.03	0.25	1.45	(4.52)	(3.46)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP American Century Disciplined Core Value
2025	5,611	17.76	25.23	132,825	1.28	0.25	1.25	9.77	10.90
2024	7,647	16.18	22.75	153,652	0.01	0.25	1.25	8.16	9.27
2023	9,828	14.96	20.82	186,819	0.01	0.25	1.45	3.74	4.78
2022	10,351	14.42	19.87	186,410	0.02	0.25	1.45	(16.45)	(15.63)
2021	10,320	17.26	23.55	221,400	0.01	0.25	1.45	17.98	19.42
LVIP American Century Inflation Protection
2025	92,344	7.39	7.67	707,083	7.61	0.25	1.25	1.93	2.95
2024	86,571	7.25	7.45	644,146	0.03	0.25	1.25	(2.68)	(1.72)
2023	115,055	7.45	7.58	872,055	0.02	0.25	1.45	(0.93)	—
2022	249,897	7.52	7.58	1,892,915	0.07	0.25	1.45	(16.63)	(15.87)
2021	95,161	9.01	9.02	856,906	0.03	0.25	1.45	1.58	2.97
LVIP American Century International
2025	4,047	13.12	13.12	53,090	1.09	0.25	0.25	12.04	12.04
2024	4,382	11.71	11.71	51,278	0.01	0.25	0.25	(0.76)	(0.76)
2023	5,260	11.80	11.80	62,065	0.01	0.25	0.25	8.86	8.86
2022	5,946	10.84	10.84	64,466	0.01	0.25	0.25	(27.30)	(27.30)
2021	5,782	14.91	14.91	86,180	0.00	0.25	0.25	5.15	5.15
LVIP American Century Mid Cap Value (d)
2025	191,723	16.78	23.30	4,036,196	1.60	0.25	1.35	4.21	5.33
2024	209,837	16.09	22.12	4,196,991	0.02	0.25	1.35	3.88	5.03
2023	234,756	15.47	21.06	4,492,608	0.02	0.25	1.45	1.50	2.68
2022	326,427	15.23	20.51	6,109,013	0.02	0.25	1.45	(5.46)	(4.56)
2021	296,933	16.11	21.49	5,845,403	0.01	0.25	1.45	17.68	19.12
LVIP American Century Ultra
2025	358,271	46.52	53.37	19,035,330	—	0.75	1.35	7.86	8.52
2024	437,053	43.13	49.18	21,385,363	—	0.75	1.35	23.12	23.85
2023	541,321	35.03	39.71	21,354,934	—	0.75	1.35	37.16	38.03
2022	516,484	25.54	28.77	14,749,955	—	0.75	1.35	(35.31)	(34.94)
2021	539,659	39.48	44.22	23,653,619	—	0.75	1.35	17.75	18.46

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP American Century Value
2025	799,378	17.62	30.73	24,368,553	1.42	0.25	1.35	10.93	12.19
2024	891,681	15.87	27.54	24,374,062	0.03	0.25	1.35	4.64	5.75
2023	1,153,725	15.15	26.16	29,669,848	0.02	0.25	1.45	4.34	5.57
2022	1,133,634	14.50	19.76	28,012,549	0.02	0.25	1.45	(3.91)	(2.90)
2021	1,367,816	15.09	20.35	35,056,543	0.02	0.25	1.45	18.91	20.34
LVIP JPMorgan Core Bond Fund
2025	889,503	7.34	8.04	7,096,373	4.15	0.25	1.25	2.66	3.74
2024	574,391	7.15	7.76	4,427,610	0.04	0.25	1.25	(2.72)	(1.77)
2023	521,394	7.35	7.94	4,111,574	0.03	0.25	1.45	1.24	2.20
2022	472,240	7.26	7.72	3,671,313	0.02	0.25	1.45	(16.46)	(15.44)
2021	524,424	8.69	9.13	4,848,816	0.01	0.25	1.45	(5.95)	(4.90)
LVIP JPMorgan Small Cap Core Fund
2025	26,047	15.51	22.15	553,264	0.42	0.25	1.25	5.44	6.49
2024	25,506	14.71	20.80	507,150	0.01	0.25	1.25	6.75	7.88
2023	16,492	13.78	19.28	297,471	0.01	0.25	1.45	8.16	9.17
2022	15,371	12.74	17.66	253,602	0.00	0.25	1.45	(22.93)	(22.10)
2021	15,395	16.53	22.67	324,542	0.00	0.25	1.45	15.84	17.22
LVIP JPMorgan US Equity Fund
2025	15,899	28.97	39.71	522,061	0.28	0.25	1.25	9.49	10.58
2024	13,305	26.46	35.91	385,676	—	0.25	1.25	18.50	19.70
2023	13,296	22.33	30.00	326,277	0.01	0.25	1.45	21.56	22.80
2022	13,080	18.37	24.43	263,830	0.00	0.25	1.45	(22.23)	(21.47)
2021	6,603	23.62	31.11	163,932	0.01	0.25	1.45	23.41	24.89
Macquarie Asset Strategy
2025	22,034	14.48	14.48	319,032	1.33	0.90	0.90	12.16	12.16
2024	19,402	12.91	12.91	250,490	0.02	0.90	0.90	9.50	9.50
2023	20,450	11.79	11.79	240,995	0.03	0.90	0.90	11.23	11.23
2022	24,452	10.60	10.60	259,158	0.01	0.90	0.90	(16.73)	(16.73)
2021	20,361	12.73	12.73	259,238	0.02	0.90	0.90	9.46	9.46

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Emerging Markets Equity
2025	11,606	10.17	10.42	119,722	1.91	0.25	1.25	27.76	28.96
2024	13,078	7.96	8.08	104,501	0.02	0.25	1.25	6.70	7.73
2023	8,214	7.46	7.50	61,059	0.01	0.25	1.45	6.12	7.30
2022	7,891	6.99	7.03	55,225	0.04	0.25	1.45	(23.25)	(22.51)
2021	8,886	9.02	9.16	81,010	0.00	0.25	1.25	(11.07)	(10.07)
MFS® VIT Global Tactical Allocation
2025	7,250	10.06	10.06	72,902	0.57	1.25	1.25	10.43	10.43
2024	370	9.11	9.11	3,366	0.01	1.25	1.25	0.33	0.33
2023	460	9.08	9.08	4,172	0.00	1.25	1.45	4.73	4.73
2022	557	8.67	8.67	4,826	0.02	1.45	1.45	(11.26)	(11.26)
2021	648	9.77	9.77	6,331	0.01	1.45	1.45	(1.91)	(1.91)
MFS® VIT II MA Investors Growth Stock
2025	6,972	36.34	37.03	256,431	0.02	0.25	0.25	6.10	6.10
2024	6,966	34.25	34.90	241,345	—	0.25	0.25	12.25	12.26
2023	6,771	30.51	31.09	209,101	0.00	0.25	0.25	19.74	19.76
2022	5,935	25.48	25.96	152,754	—	0.25	0.25	(22.00)	(21.98)
2021	—	24.82	33.28	—	—	0.25	1.45	20.19	21.64
MFS® VIT II Research International
2025	711,887	8.91	13.08	7,922,487	1.42	0.25	1.35	16.62	17.84
2024	874,953	7.64	11.10	8,201,783	0.02	0.25	1.35	(1.67)	(0.54)
2023	892,466	7.77	11.16	8,306,537	0.01	0.25	1.45	8.07	9.30
2022	779,273	9.34	10.21	6,753,566	0.02	0.25	1.45	(21.18)	(20.48)
2021	901,809	11.85	12.84	9,780,443	0.01	0.25	1.45	6.37	7.72
MFS® VIT International Intrinsic Value
2025	107,482	15.86	17.89	1,739,389	1.36	0.25	1.25	27.39	28.71
2024	103,316	12.45	13.90	1,300,472	0.01	0.25	1.25	2.55	3.58
2023	113,225	12.14	13.42	1,396,860	0.00	0.25	1.45	12.41	13.54
2022	149,320	10.80	11.82	1,629,925	0.00	0.25	1.45	(26.88)	(26.17)
2021	162,997	14.77	16.01	2,437,781	0.00	0.25	1.25	5.42	6.80

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Investors Trust
2025	5,136	22.59	30.75	121,286	0.51	0.25	1.25	8.61	9.70
2024	6,701	20.80	28.03	153,791	—	0.25	1.25	14.22	15.40
2023	6,751	18.21	24.29	135,527	0.00	0.25	1.45	13.74	14.90
2022	4,609	16.01	21.14	84,789	0.00	0.25	1.45	(20.11)	(19.34)
2021	4,122	20.04	26.21	88,680	0.00	0.25	1.45	21.01	22.48
MFS® VIT New Discovery
2025	8,797	16.18	20.46	171,225	—	0.25	1.25	7.87	8.95
2024	11,059	15.00	18.78	199,584	—	0.25	1.25	1.97	3.07
2023	14,532	14.71	18.22	252,181	—	0.25	1.45	9.53	10.56
2022	16,774	13.43	16.48	265,720	—	0.25	1.45	(32.92)	(32.21)
2021	17,585	20.02	24.31	409,002	—	0.25	1.45	(2.82)	(1.66)
MFS® VIT Research
2025	1,640	32.22	32.22	52,860	0.15	0.25	0.25	8.96	8.96
2024	1,676	29.57	29.57	49,556	—	0.25	0.25	14.75	14.75
2023	1,709	25.77	25.77	44,049	0.00	0.25	0.25	18.21	18.21
2022	1,741	21.80	21.80	37,957	0.00	0.25	0.25	(20.03)	(20.03)
2021	1,772	20.42	27.26	48,309	0.00	0.25	1.45	19.07	20.51
MFS® VIT Total Return
2025	837,689	13.29	17.12	13,350,692	2.48	0.25	1.35	6.15	7.40
2024	944,579	12.52	15.94	14,081,439	0.02	0.25	1.35	2.88	3.98
2023	1,005,908	12.17	15.33	14,479,191	0.02	0.25	1.45	5.55	6.68
2022	1,207,078	11.67	14.37	16,241,682	0.01	0.25	1.45	(13.56)	(12.70)
2021	1,199,389	13.50	15.62	18,726,542	0.02	0.75	1.45	8.87	9.69
MFS® VIT Total Return Bond
2025	69,863	7.76	8.97	621,301	5.32	0.25	1.25	2.51	3.46
2024	36,867	7.57	8.67	311,563	0.04	0.25	1.25	(1.94)	(0.91)
2023	36,102	7.72	8.75	308,489	0.03	0.25	1.45	2.66	3.67
2022	36,958	7.52	8.44	305,263	0.02	0.25	1.45	(17.72)	(16.93)
2021	30,980	9.14	10.16	306,924	0.02	0.25	1.45	(5.38)	(4.24)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Utilities
2025	510,957	14.20	24.28	11,818,764	2.64	0.25	1.35	9.92	11.09
2024	586,869	12.91	21.96	12,272,048	0.02	0.25	1.35	6.58	7.85
2023	612,335	12.10	20.48	12,071,867	0.03	0.25	1.45	(6.50)	(5.50)
2022	781,487	12.93	16.72	15,890,001	0.02	0.25	1.45	(3.72)	(2.68)
2021	707,714	13.43	17.18	15,337,441	0.01	0.25	1.45	8.91	10.13
Morgan Stanley VIF Emerging Markets Debt
2025	18,429	9.12	9.27	171,078	8.30	0.25	1.25	10.41	11.55
2024	46,424	8.26	8.31	384,450	0.17	0.25	1.25	6.72	7.64
2023	16,463	7.72	7.72	127,180	0.06	0.25	0.25	8.12	8.12
2022	17,403	7.14	7.14	124,319	0.07	0.25	0.25	(21.37)	(21.37)
2021	17,154	9.08	9.08	155,901	0.06	0.25	0.25	(5.12)	(5.12)
Morgan Stanley VIF Emerging Markets Equity
2025	446,846	7.71	11.01	4,183,945	0.33	0.25	1.35	27.23	28.62
2024	475,012	6.06	8.56	3,453,154	0.01	0.25	1.35	3.06	4.26
2023	539,777	5.88	8.21	3,795,454	0.02	0.25	1.45	7.30	8.31
2022	585,334	7.24	7.58	3,813,755	0.00	0.25	1.45	(28.25)	(27.46)
2021	615,741	7.65	10.45	5,567,401	0.01	0.25	1.35	(1.46)	(0.38)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2025	123,763	17.14	20.99	2,123,324	1.07	0.25	0.75	15.58	16.16
2024	137,168	14.83	18.07	2,036,430	0.01	0.25	0.75	10.34	10.93
2023	118,309	13.44	16.29	1,591,833	0.02	0.25	0.75	12.56	13.13
2022	117,485	11.96	14.40	1,403,710	0.01	0.25	1.45	(16.77)	(15.94)
2021	113,670	14.37	17.13	1,624,018	0.01	0.25	1.45	13.15	14.58
Morningstar Balanced ETF Asset Allocation Portfolio
2025	918,487	12.52	14.97	12,907,420	1.99	0.25	1.25	10.02	11.14
2024	834,668	11.38	13.47	10,495,931	0.02	0.25	1.25	5.57	6.65
2023	605,252	10.78	12.63	6,939,253	0.02	0.25	1.45	8.12	9.16
2022	606,605	9.97	11.57	6,307,676	0.02	0.25	1.45	(16.50)	(15.67)
2021	552,374	11.94	13.72	6,763,439	0.01	0.25	1.45	6.04	7.27

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Conservative ETF Asset Allocation Portfolio
2025	270,769	8.42	9.49	2,472,905	2.63	0.25	1.25	4.34	5.33
2024	282,443	8.07	9.01	2,462,748	0.02	0.25	1.25	0.88	1.92
2023	270,638	8.00	8.84	2,325,240	0.02	0.25	1.45	3.36	4.37
2022	255,244	7.74	8.47	2,073,854	0.01	0.25	1.45	(15.50)	(14.62)
2021	303,277	9.16	9.92	2,908,135	0.01	0.25	1.45	(2.14)	(1.00)
Morningstar Growth ETF Asset Allocation Portfolio
2025	461,413	15.00	18.44	7,115,691	1.48	0.25	1.25	13.04	14.11
2024	448,722	13.27	16.16	6,092,380	0.01	0.25	1.25	7.97	9.12
2023	642,490	12.29	14.81	8,023,349	0.02	0.25	1.45	10.42	11.61
2022	669,312	11.13	13.27	7,525,468	0.02	0.25	1.45	(16.82)	(16.07)
2021	657,537	13.38	15.81	8,822,592	0.01	0.25	1.45	9.85	11.26
Morningstar Income and Growth ETF Asset Allocation Portfolio
2025	162,490	10.35	12.03	1,906,194	2.37	0.25	1.25	7.03	8.09
2024	130,216	9.67	11.13	1,391,740	0.02	0.25	1.25	3.42	4.51
2023	137,323	9.35	10.65	1,386,927	0.02	0.25	1.45	6.01	7.04
2022	108,032	8.82	9.95	994,817	0.01	0.25	1.45	(16.16)	(15.32)
2021	167,235	10.52	11.75	1,829,360	0.01	0.25	1.45	1.84	3.07
NAA All Cap Value Series
2025	524,946	17.46	37.22	14,023,209	1.35	0.25	1.35	8.04	9.28
2024	625,509	16.14	34.06	15,404,846	0.02	0.25	1.35	5.58	6.70
2023	746,243	15.28	28.71	17,297,663	0.02	0.75	1.45	3.87	4.53
2022	779,428	14.69	30.38	17,314,087	0.01	0.25	1.45	(5.29)	(4.31)
2021	811,948	15.51	23.44	18,904,535	0.02	0.75	1.45	21.46	22.27

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Large Cap Value
2025	70,052	19.85	26.91	1,393,330	0.69	0.90	1.10	9.35	9.55
2024	78,568	18.12	24.61	1,426,475	0.01	0.90	1.25	8.33	8.70
2023	82,363	16.67	22.68	1,375,631	0.01	0.90	1.25	4.32	4.71
2022	103,426	15.92	17.37	1,649,917	0.01	0.90	1.25	(5.50)	(5.18)
2021	123,622	16.79	18.38	2,137,254	0.01	0.90	1.25	21.80	22.29
NAA Large Cap Value Series
2025	748,767	22.20	36.36	17,463,465	1.47	0.25	1.35	9.31	10.48
2024	940,311	16.87	33.69	20,112,964	0.02	0.25	1.35	8.61	9.85
2023	995,706	18.58	30.67	19,538,923	0.02	0.25	1.35	4.64	5.79
2022	1,451,399	17.87	29.00	27,123,329	0.01	0.25	1.35	(5.55)	(4.45)
2021	1,577,485	18.92	29.65	30,716,444	0.02	0.25	1.35	21.67	22.98
NAA Large Core
2025	56,068	21.00	28.73	1,195,561	0.13	0.90	1.25	11.19	11.58
2024	79,512	18.82	25.80	1,557,697	0.03	0.90	1.25	20.27	20.72
2023	89,021	15.59	21.42	1,435,042	0.03	0.90	1.25	21.45	21.89
2022	101,722	12.79	15.48	1,348,038	0.01	0.90	1.25	(24.49)	(24.23)
2021	96,903	16.88	20.50	1,673,028	0.00	0.90	1.25	22.90	23.39
NAA Large Core Series
2025	838,061	19.59	37.54	16,803,147	2.44	0.25	1.35	11.47	12.70
2024	933,867	17.47	33.31	16,459,174	0.03	0.25	1.35	20.50	21.84
2023	912,232	14.41	27.34	13,284,273	0.02	0.25	1.45	21.51	22.88
2022	901,407	17.46	22.25	10,746,395	0.01	0.25	1.45	(23.95)	(23.20)
2021	996,909	18.97	28.97	15,560,208	0.01	0.25	1.35	23.02	24.39
NAA Large Growth Series
2025	446,353	25.73	30.52	11,466,500	2.23	0.75	1.35	12.00	12.70
2024	537,565	22.83	34.38	12,267,611	0.03	0.75	1.35	26.51	27.33
2023	588,758	17.93	21.54	10,561,352	0.01	0.75	1.35	33.96	34.71
2022	592,039	20.24	23.02	7,885,704	0.00	0.25	1.45	(33.57)	(32.91)
2021	656,334	24.22	34.31	13,109,477	0.01	0.25	1.35	22.32	23.68

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Mid Growth
2025	79,143	19.63	29.77	1,572,044	—	0.90	1.25	(2.38)	(2.05)
2024	88,316	20.04	30.46	1,794,487	0.03	0.90	1.25	12.33	12.71
2023	93,062	17.78	27.08	1,664,035	0.02	0.90	1.10	21.33	21.53
2022	93,578	14.63	22.32	1,372,058	0.00	0.90	1.10	(30.42)	(30.27)
2021	115,064	20.98	32.08	2,448,075	—	0.90	1.10	8.97	9.16
NAA Mid Growth Series
2025	343,264	20.08	41.82	7,290,049	2.53	0.75	1.35	(2.19)	(1.62)
2024	433,335	20.41	42.65	9,438,833	0.03	0.75	1.35	12.37	13.07
2023	535,108	18.05	37.86	10,212,163	0.01	0.75	1.45	20.99	21.71
2022	590,492	14.83	15.18	9,228,999	0.00	0.75	1.45	(30.78)	(30.41)
2021	655,074	21.31	21.93	14,786,164	0.01	0.75	1.45	8.78	9.51
NAA Opportunity
2025	5,572	11.81	16.58	79,169	0.64	0.90	0.90	(5.75)	(5.74)
2024	6,212	12.53	17.59	95,629	0.01	0.90	0.90	6.19	6.22
2023	6,453	11.80	16.56	94,331	0.01	0.90	0.90	4.68	4.70
2022	6,366	11.27	15.82	89,072	0.01	0.90	0.90	(12.16)	(12.16)
2021	6,425	12.83	18.01	102,801	0.01	0.90	0.90	10.02	10.03
NAA Small Cap Value Series
2025	351,509	12.40	42.40	14,137,474	0.98	0.25	1.35	(1.11)	(0.05)
2024	349,038	12.53	42.62	14,019,758	0.01	0.25	1.35	3.87	5.07
2023	503,860	12.05	40.78	19,120,993	0.01	0.25	1.45	5.58	6.72
2022	614,756	11.40	18.29	21,258,874	0.01	0.25	1.45	(7.77)	(6.78)
2021	727,902	12.36	19.62	27,154,082	0.01	0.25	1.45	20.70	22.17
NAA Small Growth Series
2025	203,103	12.74	23.41	2,686,762	2.61	0.25	1.35	1.94	3.13
2024	228,954	12.42	22.70	2,951,586	0.03	0.25	1.35	7.96	9.13
2023	271,854	11.44	20.80	3,196,848	0.01	0.25	1.45	15.84	17.18
2022	300,407	9.81	13.00	3,016,775	0.00	0.75	1.45	(29.69)	(29.32)
2021	314,340	18.49	24.99	4,478,410	0.00	0.25	1.45	1.93	3.14

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA SMid Cap Value
2025	292,357	34.37	42.12	10,097,016	0.55	0.90	1.10	2.88	3.06
2024	319,199	22.47	40.94	10,696,085	0.01	0.90	1.25	4.12	4.48
2023	350,274	21.58	39.27	11,223,140	0.00	0.90	1.25	4.76	5.14
2022	373,787	20.60	30.36	11,389,658	0.01	0.90	1.25	(6.02)	(5.68)
2021	433,276	21.92	32.19	14,049,792	0.00	0.90	1.25	18.55	18.96
NAA Smid-Cap Value Series
2025	537,744	15.39	48.11	24,347,434	1.07	0.25	1.35	2.76	3.91
2024	639,237	14.96	46.53	27,729,808	0.01	0.25	1.35	4.39	5.58
2023	796,351	14.31	44.30	32,831,307	0.01	0.25	1.45	5.07	6.21
2022	916,989	13.61	31.89	35,240,224	0.01	0.25	1.45	(5.94)	(4.98)
2021	996,101	14.47	33.56	40,746,196	0.02	0.25	1.45	18.41	19.81
NAA World Equity Income
2025	293,968	16.02	23.33	4,934,312	1.77	0.90	1.25	17.28	17.62
2024	347,256	13.66	19.86	4,969,502	0.02	0.90	1.25	6.80	7.21
2023	366,732	12.79	18.57	4,907,542	0.02	0.90	1.25	7.39	7.77
2022	388,812	11.91	12.23	4,832,760	0.02	0.90	1.25	(13.00)	(12.71)
2021	387,369	13.69	14.01	5,504,344	0.02	0.90	1.25	16.21	16.65
NAA World Equity Income Series
2025	686,406	15.40	19.53	11,696,678	1.82	0.25	1.35	17.53	18.83
2024	820,463	12.96	16.58	11,825,117	0.03	0.25	1.35	7.74	9.00
2023	885,849	11.89	15.34	11,783,762	0.03	0.25	1.35	7.49	8.68
2022	990,964	10.94	13.35	12,186,511	0.02	0.25	1.35	(12.97)	(11.99)
2021	1,122,246	12.43	15.34	15,836,480	0.02	0.25	1.35	16.57	17.82
Neuberger Berman AMT Quality Equity Portfolio Class I
2025	177,903	17.77	30.52	3,240,481	—	0.25	1.45	8.75	10.10
2024	204,821	16.34	27.72	3,416,780	—	0.25	1.45	20.32	21.85
2023	250,434	13.58	22.75	3,456,160	0.00	0.25	1.45	21.36	22.84
2022	260,404	11.19	18.52	2,957,325	0.00	0.25	1.45	(21.97)	(21.06)
2021	324,004	14.34	23.46	4,701,748	0.00	0.25	1.45	18.12	19.51

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Neuberger Berman AMT Quality Equity Portfolio Class S (b)
2025	148,520	39.46	44.46	6,599,393	—	0.75	1.35	8.59	9.27
2024	179,770	36.34	40.69	7,307,496	—	0.75	1.35	20.17	20.89
2023	165,859	30.24	33.66	5,580,656	0.00	0.75	1.35	21.20	21.91
2022	177,475	24.95	27.61	4,894,128	0.00	0.75	1.35	(22.10)	(21.63)
2021	189,148	32.03	35.23	6,654,112	0.00	0.75	1.35	17.89	18.62
Neuberger Berman Core Bond
2025	326,440	7.68	8.63	2,739,120	4.15	0.90	1.25	2.40	2.74
2024	322,230	7.50	8.40	2,646,856	0.04	0.90	1.25	(2.85)	(2.44)
2023	286,434	7.72	8.61	2,419,027	0.04	0.90	1.25	1.31	1.53
2022	299,881	7.62	8.48	2,493,822	0.04	0.90	1.25	(17.53)	(17.19)
2021	193,535	9.24	10.24	1,966,056	0.02	0.90	1.25	(5.62)	(5.27)
Neuberger Large Cap Value Fund (b)
2025	32,002	18.47	19.19	612,703	1.08	0.90	1.10	15.44	15.60
2024	40,006	16.00	16.60	663,638	0.02	0.90	1.10	6.10	6.34
2023	53,555	15.08	15.61	835,703	0.02	0.90	1.10	(6.04)	(5.85)
2022	61,802	16.05	16.58	1,024,423	0.01	0.90	1.10	(5.48)	(5.31)
2021	55,399	16.98	17.51	969,546	0.01	0.90	1.10	22.51	22.79
Neuberger Quality Equity Fund (b)
2025	55,485	27.64	29.63	1,637,588	—	0.90	1.25	12.27	12.66
2024	62,238	24.62	26.30	1,630,305	—	0.90	1.25	22.61	23.07
2023	69,036	20.63	21.37	1,468,628	0.00	0.90	1.10	21.50	21.70
2022	61,971	16.98	17.56	1,086,556	—	0.90	1.10	(22.00)	(21.85)
2021	62,099	21.77	22.47	1,391,959	0.00	0.90	1.10	18.25	18.45

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Nomura VIP Asset Strategy Series (b)
2025	109,218	12.31	14.78	1,348,078	1.30	0.25	0.75	12.32	12.91
2024	106,334	10.96	13.09	1,167,975	0.02	0.25	1.25	7.72	8.90
2023	121,736	10.12	12.02	1,237,210	0.02	0.25	1.45	9.18	10.28
2022	117,821	9.37	10.90	1,092,457	0.02	0.25	1.45	(18.24)	(17.49)
2021	104,510	11.46	13.21	1,182,345	0.02	0.25	1.45	5.62	6.96
Nomura VIP Balanced Series (b)
2025	6,386	19.63	19.63	125,211	1.23	0.25	0.25	8.21	8.21
2024	6,929	18.14	18.14	125,572	0.01	0.25	0.25	11.91	11.91
2023	7,227	16.21	16.21	117,064	0.01	0.25	0.25	12.34	12.34
2022	5,851	14.43	14.43	84,357	0.01	0.25	0.25	(18.75)	(18.75)
2021	5,690	14.29	17.76	100,948	0.01	0.25	1.45	10.95	12.26
Nomura VIP Core Equity Series (b)
2025	7,827	35.55	35.55	278,276	0.16	0.25	0.25	11.62	11.62
2024	7,728	31.85	31.85	246,193	—	0.25	0.25	21.66	21.66
2023	8,196	26.18	26.18	214,639	0.00	0.25	0.25	19.60	19.60
2022	5,914	21.89	21.89	129,455	0.00	0.25	0.25	(19.96)	(19.96)
2021	139	27.35	27.35	3,796	0.00	0.25	0.25	24.83	24.83
Nomura VIP Energy Series (b)
2025	20,779	5.22	5.22	108,415	1.05	0.25	0.25	8.30	8.30
2024	23,600	4.82	4.88	114,225	0.03	0.25	1.25	(9.46)	(8.71)
2023	20,898	5.28	5.39	110,623	0.03	0.25	1.45	(0.37)	0.76
2022	22,740	5.24	5.41	119,733	0.03	0.25	1.45	44.27	45.56
2021	41,977	3.60	3.75	154,385	0.01	0.25	1.45	35.87	37.40
Nomura VIP Global Growth Series (b)
2025	587	21.97	21.97	12,852	0.36	0.25	0.25	14.13	14.13
2024	4,763	19.25	19.25	91,661	0.03	0.25	0.25	13.37	13.37
2023	125	16.98	16.98	2,118	0.00	0.25	0.25	16.14	16.14
2022	133	14.62	14.62	1,940	—	0.25	0.25	(20.20)	(20.20)
2021	53,056	18.32	18.32	971,589	0.00	0.25	0.25	14.14	14.14

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Nomura VIP Growth Series (b)
2025	—	34.30	45.26	—	—	0.25	1.25	3.88	4.94
2024	2,837	43.13	43.13	122,125	—	0.25	0.25	19.94	19.94
2023	6,843	35.96	35.96	245,916	—	0.25	0.25	33.53	33.53
2022	4,115	26.93	26.93	110,731	—	0.25	0.25	(29.50)	(29.50)
2021	5,553	38.20	38.20	211,983	—	0.25	0.25	25.86	25.86
Nomura VIP High Income Series (b)
2025	33,020	9.93	13.12	355,508	7.20	0.25	1.25	2.69	3.72
2024	40,869	9.67	12.65	420,942	0.08	0.25	1.25	1.68	2.85
2023	42,123	9.51	12.54	430,670	0.06	0.25	1.45	7.09	8.20
2022	44,964	8.88	11.59	435,696	0.06	0.25	1.45	(14.62)	(13.83)
2021	50,957	10.40	13.20	586,206	0.06	0.25	1.45	1.46	2.72
Nomura VIP International Core Equity Series (b)
2025	31,429	12.63	13.51	423,361	0.40	0.25	1.25	18.93	20.20
2024	31,025	10.62	11.24	347,886	0.01	0.25	1.25	(0.47)	0.54
2023	29,121	10.67	11.18	325,050	0.02	0.25	1.45	10.80	11.91
2022	28,923	9.63	9.99	287,878	0.02	0.25	1.45	(17.90)	(17.03)
2021	41,957	11.73	12.04	501,820	0.01	0.25	1.45	9.22	10.46
Nomura VIP Limited-Term Bond Series (b)
2025	1,862	8.09	8.09	15,112	4.25	0.25	0.25	1.38	1.38
2024	1,838	7.98	7.98	14,721	0.05	0.25	0.25	1.01	1.01
2023	1,775	7.90	7.90	14,080	0.02	0.25	0.25	1.54	1.54
2022	1,843	7.78	7.78	14,401	0.02	0.25	0.25	(7.38)	(7.38)
2021	8,539	8.40	8.40	71,787	0.03	0.25	0.25	(3.67)	(3.67)
Nomura VIP Mid Cap Growth Series (b)
2025	5,423	18.08	22.86	107,120	—	0.25	1.25	(3.06)	(2.10)
2024	9,951	18.65	23.35	210,032	—	0.25	1.25	(2.10)	(1.06)
2023	10,862	19.05	23.60	235,184	—	0.25	1.45	14.69	15.80
2022	9,076	16.61	20.38	170,059	—	0.25	1.45	(33.67)	(32.98)
2021	10,196	25.04	30.41	288,961	—	0.25	1.45	11.29	12.63

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Nomura VIP Natural Resources Series (b)
2025	32,081	7.35	8.29	265,590	—	0.25	1.25	31.96	33.28
2024	31,864	5.57	6.22	197,861	0.05	0.25	1.25	(4.62)	(3.72)
2023	34,715	5.84	6.46	224,016	0.04	0.25	1.45	(2.67)	(1.67)
2022	34,612	6.00	6.57	227,293	0.02	0.25	1.45	12.78	14.06
2021	32,967	5.32	5.76	189,760	0.02	0.25	1.45	21.18	22.55
Nomura VIP Science And Technology Series (b)
2025	4,930	34.63	50.33	215,728	—	0.25	1.25	27.79	29.08
2024	7,721	27.10	38.99	244,620	—	0.25	1.25	25.12	26.39
2023	8,504	21.66	30.85	216,307	—	0.25	1.45	33.29	34.60
2022	9,176	16.25	22.92	169,780	—	0.25	1.45	(34.66)	(33.99)
2021	9,455	24.87	34.72	272,333	—	0.25	1.45	10.14	11.46
Nomura VIP Small Cap Growth Series (b)
2025	12,888	16.10	17.71	224,344	—	0.25	1.25	8.64	9.80
2024	11,873	14.82	16.13	185,366	—	0.25	1.25	9.45	10.56
2023	19,962	13.54	14.59	286,395	—	0.25	1.45	8.41	9.45
2022	13,599	12.49	13.33	177,570	—	0.25	1.45	(29.83)	(29.10)
2021	13,273	17.80	18.80	245,229	0.01	0.25	1.45	(0.50)	0.64
Nomura VIP Smid Cap Core Series (b)
2025	487	16.43	20.59	8,900	0.26	0.25	1.25	3.86	4.94
2024	5,488	15.82	19.62	96,375	0.01	0.25	1.25	9.48	10.60
2023	9,872	14.45	17.74	165,600	0.00	0.25	1.45	10.81	11.99
2022	9,504	13.04	15.84	142,672	—	0.25	1.45	(18.30)	(17.54)
2021	13,282	15.96	19.21	246,246	—	0.25	1.45	15.48	16.92
Nomura VIP Value Series (b)
2025	367	21.30	21.30	7,814	2.25	0.25	0.25	5.92	5.92
2024	460	20.11	20.11	9,258	0.03	0.25	0.25	3.02	3.02
2023	7,790	19.52	19.52	152,081	0.01	0.25	0.25	4.89	4.89
2022	8,132	18.61	18.61	151,351	0.02	0.25	0.25	(8.01)	(8.01)
2021	11,159	15.83	20.23	225,783	0.02	0.25	1.45	25.44	26.99

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
North Square Spectrum Alpha
2025	183	19.03	19.03	3,493	—	0.90	0.90	5.25	5.25
2024	172	18.08	18.08	3,117	—	0.90	0.90	10.65	10.65
2023	164	16.34	16.34	2,676	—	0.90	0.90	19.97	19.97
2022	3,021	13.62	13.62	41,168	—	0.90	0.90	(29.83)	(29.83)
2021	2,789	19.41	19.41	54,160	—	0.90	0.90	5.95	5.95
Northern Global Tactical Asset Allocation
2025	7,757	14.34	14.34	111,311	3.34	0.90	0.90	10.31	10.31
2024	7,256	13.00	13.00	94,364	0.03	0.90	0.90	3.83	3.83
2023	7,731	12.52	12.52	96,797	0.04	0.90	0.90	6.55	6.55
2022	7,857	11.75	11.75	92,372	0.02	0.90	0.90	(16.13)	(16.13)
2021	9,690	14.01	14.01	135,767	0.02	0.90	0.90	6.95	6.95
Northern Large Cap Core
2025	4,562	34.83	34.83	158,898	0.95	0.90	0.90	17.08	17.08
2024	5,417	29.75	29.75	161,154	0.01	0.90	0.90	21.48	21.48
2023	5,208	24.49	24.49	127,531	0.01	0.90	0.90	19.52	19.52
2022	6,313	20.49	20.49	129,362	0.01	0.90	0.90	(18.75)	(18.75)
2021	8,600	25.22	25.22	216,860	0.01	0.90	0.90	27.96	27.96
Northern Large Cap Value
2025	16,157	24.40	24.40	393,830	2.02	0.90	0.90	13.49	13.49
2024	13,187	21.50	21.50	283,167	0.01	0.90	0.90	9.19	9.19
2023	20,617	19.69	19.69	405,574	0.03	0.90	0.90	5.86	5.86
2022	20,360	18.60	18.60	378,436	0.01	0.90	0.90	(9.58)	(9.58)
2021	12,315	20.57	20.57	253,024	0.02	0.90	0.90	23.40	23.40
PGIM Focused Growth
2025	303,200	11.18	11.27	3,418,425	—	0.90	1.10	11.24	11.47
2024	323,893	10.05	10.11	3,276,719	—	0.90	1.10	26.26	26.38
2023	352,180	7.96	8.00	2,817,235	—	0.90	1.10	46.06	46.52
2022	377,867	5.45	5.46	2,063,314	—	0.90	1.10	(43.05)	(42.95)
2021	396,159	9.57	9.57	3,793,610	—	0.90	1.10	—	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PGIM Jennison Mid-Cap Growth
2025	14,153	20.02	20.02	283,294	—	0.90	0.90	(6.49)	(6.49)
2024	11,222	21.41	21.41	240,169	—	0.90	0.90	7.37	7.37
2023	8,588	19.94	19.94	171,190	—	0.90	0.90	15.59	15.59
2022	7,502	17.25	17.25	129,357	—	0.90	0.90	(26.94)	(26.94)
2021	8,150	23.61	23.61	192,400	—	0.90	0.90	7.12	7.12
PGIM Jennison Natural Resources
2025	2,086	9.64	9.64	20,109	1.03	0.90	0.90	33.15	33.15
2024	2,250	7.24	7.24	16,273	0.01	0.90	0.90	(2.95)	(2.95)
2023	4,979	7.46	7.46	37,158	0.02	0.90	0.90	(5.93)	(5.93)
2022	2,665	7.93	7.93	21,153	0.03	0.90	0.90	19.61	19.61
2021	2,568	6.63	6.63	17,020	0.01	0.90	0.90	22.55	22.55
PGIM Jennison Small Company
2025	16,608	22.96	22.96	380,646	0.18	0.90	0.90	2.78	2.78
2024	19,892	22.34	22.34	443,714	—	0.90	0.90	9.30	9.30
2023	25,354	20.44	20.44	517,528	0.00	0.90	0.90	7.24	7.24
2022	25,940	19.06	19.06	493,847	—	0.90	0.90	(21.98)	(21.98)
2021	29,793	24.43	24.43	727,252	—	0.90	0.90	24.07	24.07
PGIM Quant Solutions Small-Cap Value (d)
2025	12,805	14.57	15.15	193,896	0.62	0.90	1.10	8.73	9.07
2024	15,849	13.03	13.89	219,685	0.01	0.90	1.25	0.31	0.65
2023	19,619	12.99	13.80	269,545	0.02	0.90	1.25	11.69	12.10
2022	19,346	11.63	12.31	237,180	0.02	0.90	1.25	(15.17)	(14.87)
2021	20,605	13.71	14.46	296,063	0.01	0.90	1.25	35.34	35.77
PIMCO All Asset
2025	12,656	11.30	11.30	142,978	7.35	0.90	0.90	9.60	9.60
2024	15,128	10.31	10.31	155,351	0.05	0.90	0.90	(0.67)	(0.67)
2023	18,767	10.38	10.38	193,993	0.03	0.90	0.90	3.80	3.80
2022	23,972	10.00	10.00	239,115	0.06	0.90	0.90	(15.54)	(15.54)
2021	24,533	11.84	11.84	289,664	0.12	0.90	0.90	10.34	10.34

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO CommodityRealReturn Strategy
2025	15,629	5.58	5.58	86,963	6.71	0.90	0.90	14.11	14.11
2024	14,425	4.89	4.89	70,217	0.03	0.90	0.90	0.20	0.20
2023	16,051	4.88	4.88	78,002	0.04	0.90	0.90	(11.27)	(11.27)
2022	19,082	5.50	5.50	104,727	0.37	0.90	0.90	4.17	4.17
2021	21,660	5.28	5.28	114,053	0.20	0.90	0.90	27.85	27.85
PIMCO Emerging Markets Bond
2025	5,169	9.57	9.57	49,409	7.40	0.90	0.90	10.64	10.64
2024	6,350	8.65	8.65	54,902	0.05	0.90	0.90	3.22	3.22
2023	4,524	8.38	8.38	37,867	0.10	0.90	0.90	7.44	7.44
2022	15,111	7.80	7.80	117,816	0.06	0.90	0.90	(19.84)	(19.84)
2021	14,392	9.73	9.73	140,015	0.07	0.90	0.90	(6.17)	(6.17)
PIMCO High Yield
2025	68,522	15.93	16.54	1,090,792	5.84	0.90	1.10	3.83	4.05
2024	76,502	12.07	15.93	1,170,603	0.06	0.90	1.25	1.94	2.34
2023	84,898	11.84	15.60	1,270,244	0.06	0.90	1.25	7.64	8.09
2022	83,198	11.00	13.84	1,151,772	0.04	0.90	1.25	(14.79)	(14.52)
2021	90,462	12.91	16.19	1,464,828	0.04	0.90	1.25	(0.62)	(0.31)
PIMCO International Bond (U.S. Dollar-Hedged)
2025	311,819	9.49	10.15	3,160,075	3.60	0.90	1.25	(0.63)	(0.39)
2024	403,432	9.55	10.19	4,097,697	0.04	0.90	1.25	0.53	0.99
2023	421,769	9.75	10.09	4,241,906	0.02	0.90	1.10	4.50	4.67
2022	460,532	9.33	9.64	4,425,525	0.02	0.90	1.10	(14.09)	(13.85)
2021	365,442	10.86	11.19	4,088,637	0.01	0.90	1.10	(6.22)	(6.05)
PIMCO Low Duration
2025	7,218	7.02	7.02	50,739	3.51	0.90	0.90	0.86	0.86
2024	7,431	6.96	6.96	51,756	0.04	0.90	0.90	0.14	0.14
2023	20,096	6.95	6.95	139,566	0.03	0.90	0.90	0.72	0.72
2022	24,322	6.90	6.90	167,775	0.01	0.90	0.90	(9.33)	(9.33)
2021	4,258	7.61	7.61	32,418	0.00	0.90	0.90	(4.99)	(4.99)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO Real Return
2025	88,502	8.45	8.45	747,873	3.41	0.90	0.90	3.30	3.30
2024	89,023	8.18	8.18	727,831	0.02	0.90	0.90	(1.92)	(1.92)
2023	100,374	8.34	8.34	837,308	0.03	0.90	0.90	(0.95)	(0.95)
2022	100,888	8.42	8.42	849,037	0.07	0.90	0.90	(15.80)	(15.80)
2021	86,246	10.00	10.00	861,866	0.05	0.90	0.90	1.01	1.01
PIMCO StocksPLUS® Small Fund
2025	17,929	21.77	21.77	390,956	7.88	0.90	0.90	10.12	10.12
2024	21,529	19.77	19.77	426,099	0.04	0.90	0.90	7.86	7.86
2023	21,200	18.33	18.33	389,037	0.02	0.90	0.90	12.18	12.18
2022	20,097	16.34	16.34	328,795	—	0.90	0.90	(27.15)	(27.15)
2021	25,879	22.43	22.43	581,000	0.17	0.90	0.90	9.25	9.25
PIMCO Total Return
2025	142,631	8.75	8.75	1,248,046	3.89	0.90	0.90	4.54	4.54
2024	163,257	8.37	8.37	1,366,694	0.04	0.90	0.90	(1.88)	(1.88)
2023	188,420	8.53	8.53	1,608,020	0.03	0.90	0.90	1.55	1.55
2022	202,451	8.40	8.40	1,699,871	0.03	0.90	0.90	(17.81)	(17.81)
2021	198,487	10.22	10.22	2,029,174	0.02	0.90	0.90	(5.28)	(5.28)
PIMCO VIT All Asset Administrative
2025	235,893	13.25	15.20	3,575,224	4.57	0.75	1.35	9.32	9.99
2024	274,910	12.12	13.82	3,785,849	0.07	0.75	1.35	(0.66)	(0.07)
2023	327,703	12.20	13.83	4,517,732	0.03	0.75	1.35	3.48	4.14
2022	351,375	11.79	13.28	4,649,478	0.07	0.75	1.35	(15.60)	(15.09)
2021	406,909	13.97	15.64	6,343,555	0.11	0.75	1.35	11.31	11.95
PIMCO VIT All Asset Advisor
2025	81,988	10.29	11.95	979,245	4.54	0.25	1.25	9.35	10.55
2024	82,571	9.41	10.81	892,189	0.06	0.25	1.25	(0.74)	0.28
2023	85,034	9.48	10.78	915,275	0.03	0.25	1.45	3.61	4.56
2022	73,606	9.15	10.31	757,694	0.07	0.25	1.45	(15.59)	(14.72)
2021	48,339	10.84	12.09	581,262	0.11	0.25	1.45	10.95	12.36

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT CommodityRealReturn Strategy Administrative
2025	653,271	4.96	5.78	3,735,056	2.91	0.75	1.35	13.76	14.46
2024	687,530	4.36	5.05	3,444,101	0.02	0.75	1.35	(0.23)	0.40
2023	915,090	4.37	5.03	4,505,201	0.17	0.75	1.35	(11.90)	(11.29)
2022	1,383,365	4.96	5.67	7,672,733	0.25	0.75	1.35	3.98	4.61
2021	1,673,553	4.77	5.42	8,802,103	0.04	0.75	1.35	27.88	28.44
PIMCO VIT CommodityRealReturn Strategy Advisor
2025	27,138	5.27	6.33	145,255	2.88	0.25	1.25	13.85	14.81
2024	48,407	4.59	5.56	224,109	0.02	0.25	1.25	(0.36)	0.66
2023	38,956	4.56	5.58	180,337	0.08	0.25	1.45	(11.85)	(10.94)
2022	158,362	5.12	6.33	927,671	0.23	0.25	1.45	4.11	5.13
2021	40,886	4.87	6.08	200,736	0.03	0.25	1.45	27.46	28.84
PIMCO VIT Emerging Markets Bond
2025	159,142	9.36	11.84	1,823,112	6.78	0.25	1.35	9.95	11.12
2024	171,716	8.50	10.70	1,778,965	0.09	0.25	1.35	2.87	4.03
2023	187,339	8.26	10.34	1,882,624	0.06	0.25	1.45	6.20	7.44
2022	188,181	7.76	9.01	1,775,968	0.04	0.25	1.45	(19.33)	(18.46)
2021	250,702	9.62	11.05	2,935,103	0.06	0.25	1.45	(6.87)	(5.80)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2025	832	10.05	10.05	8,360	4.46	0.25	0.25	9.12	9.12
2024	810	9.21	9.21	7,462	0.02	0.25	0.25	(3.86)	(3.86)
2023	5,009	6.93	9.58	48,019	0.03	0.25	1.45	0.87	1.81
2022	4,863	9.41	9.41	45,802	0.01	0.25	0.25	(13.91)	(13.91)
2021	5,265	10.93	10.93	57,592	0.05	0.25	0.25	(7.37)	(7.37)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Global Managed Asset Allocation
2025	3,059	13.08	14.76	40,024	6.37	0.25	1.25	16.68	17.89
2024	7,324	11.21	12.52	87,773	0.04	0.25	1.25	6.16	7.19
2023	10,978	10.56	11.68	125,921	0.02	0.25	1.45	8.09	9.26
2022	10,855	9.77	10.69	114,199	0.02	0.25	1.45	(21.78)	(20.99)
2021	14,794	12.49	13.53	198,175	0.03	0.25	1.45	7.67	9.02
PIMCO VIT High Yield
2025	12,438	19.17	19.17	238,078	5.89	0.25	0.25	5.39	5.39
2024	16,791	18.19	18.19	305,201	0.07	0.25	0.25	3.35	3.35
2023	16,349	9.68	17.60	287,514	0.06	0.25	1.45	7.44	8.51
2022	15,132	9.01	16.22	245,201	0.05	0.25	1.45	(14.11)	(13.26)
2021	21,561	10.49	18.70	367,564	0.05	0.25	1.45	(1.04)	0.21
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2025	528,554	9.90	10.91	5,767,381	3.55	0.75	1.35	(0.50)	0.18
2024	622,411	9.95	10.89	6,782,438	0.03	0.75	1.35	1.02	1.49
2023	759,657	9.85	10.73	8,065,915	0.02	0.75	1.35	4.34	4.99
2022	805,849	9.44	10.22	8,180,516	0.01	0.75	1.35	(14.03)	(13.46)
2021	812,544	10.98	11.81	9,589,217	0.02	0.75	1.35	(6.07)	(5.52)
PIMCO VIT International Bond Portfolio (Unhedged)
2025	25,233	6.49	6.49	163,728	3.61	0.25	0.25	6.57	6.57
2024	30,019	6.09	6.09	182,881	0.05	0.25	0.25	(6.60)	(6.60)
2023	10,630	6.52	6.52	69,255	0.02	0.25	0.25	2.68	2.68
2022	7,786	6.35	6.35	49,379	0.01	0.25	0.25	(21.60)	(21.60)
2021	27,214	8.10	8.10	220,498	0.05	0.25	0.25	(10.60)	(10.60)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Low Duration Administrative (d)
2025	2,886,779	6.61	8.64	21,320,424	3.97	0.25	1.40	0.99	2.13
2024	3,086,173	6.54	8.46	22,442,503	0.04	0.25	1.40	—	1.08
2023	3,908,810	6.54	8.37	28,326,340	0.04	0.25	1.40	0.43	1.70
2022	4,391,617	7.01	8.23	31,545,128	0.01	0.25	1.40	(9.78)	(8.76)
2021	3,187,448	7.77	9.02	25,114,031	0.01	0.25	1.40	(5.24)	(4.14)
PIMCO VIT Low Duration Advisor
2025	117,380	6.98	7.79	900,885	3.56	0.25	1.25	1.01	2.14
2024	67,074	6.91	7.64	505,836	0.04	0.25	1.25	—	1.06
2023	63,949	6.91	7.56	477,194	0.03	0.25	1.45	0.58	1.61
2022	93,556	6.87	7.31	680,268	0.02	0.25	1.45	(9.84)	(8.85)
2021	94,550	7.62	8.02	760,240	0.00	0.25	1.45	(5.34)	(4.18)
PIMCO VIT Real Return Administrative (d)
2025	1,444,678	8.77	10.57	14,041,892	3.39	0.25	1.40	3.18	4.34
2024	1,577,290	8.50	10.13	14,743,167	0.03	0.25	1.40	(2.30)	(1.07)
2023	1,709,263	8.70	9.96	16,403,665	0.03	0.75	1.40	(0.80)	(0.20)
2022	1,822,007	8.77	10.21	17,555,272	0.07	0.25	1.40	(15.67)	(14.70)
2021	2,156,777	10.40	11.76	24,340,503	0.05	0.75	1.40	0.97	1.73
PIMCO VIT Real Return Advisor
2025	90,732	7.71	9.05	796,372	3.37	0.25	1.25	3.21	4.26
2024	88,431	7.47	8.68	746,228	0.03	0.25	1.25	(2.23)	(1.16)
2023	111,182	7.64	8.79	952,674	0.03	0.25	1.45	(0.78)	0.23
2022	100,291	7.70	8.77	857,582	0.07	0.25	1.45	(15.66)	(14.77)
2021	64,496	9.13	10.10	644,261	0.06	0.25	1.45	0.88	2.12
PIMCO VIT Short-Term
2025	443,128	7.67	8.56	3,753,342	4.09	0.25	1.25	0.26	1.18
2024	505,530	7.65	8.46	4,132,367	0.07	0.25	1.25	1.46	2.55
2023	248,518	7.54	8.25	2,017,766	0.04	0.25	1.45	1.48	2.48
2022	290,181	7.43	8.05	2,321,666	0.02	0.25	1.45	(4.50)	(3.48)
2021	80,087	7.78	8.34	654,648	0.01	0.25	1.45	(4.42)	(3.36)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Total Return Administrative
2025	921,601	8.70	8.70	8,055,908	4.06	1.40	1.40	4.19	4.19
2024	1,022,530	8.35	8.35	8,572,957	0.04	1.40	1.40	(1.88)	(1.88)
2023	1,092,096	8.51	8.51	9,327,169	0.04	1.40	1.40	1.43	1.43
2022	1,101,981	8.39	8.39	9,282,733	0.03	1.40	1.40	(18.07)	(18.07)
2021	1,284,545	10.24	10.24	13,187,109	0.02	1.40	1.40	(5.54)	(5.54)
PIMCO VIT Total Return Advisor
2025	1,522,581	7.60	8.89	12,807,372	4.08	0.25	1.25	4.25	5.33
2024	1,668,536	7.29	8.44	13,368,939	0.04	0.25	1.25	(1.88)	(0.82)
2023	1,833,992	7.43	8.51	14,836,640	0.04	0.25	1.45	1.36	2.45
2022	1,171,416	7.33	8.31	9,308,527	0.02	0.25	1.45	(17.92)	(17.15)
2021	1,206,157	8.93	10.03	11,587,277	0.02	0.25	1.45	(5.60)	(4.48)
Putnam VT Core Equity Fund
2025	21,589	29.83	40.71	845,842	0.53	0.25	1.25	11.93	13.08
2024	14,356	26.65	36.00	488,005	—	0.25	1.25	21.63	22.87
2023	2,021	21.91	21.91	44,266	0.00	1.25	1.45	22.75	22.75
2022	2,394	17.85	23.63	42,712	0.02	0.25	1.45	(19.23)	(18.43)
2021	2,394	22.10	22.10	52,904	—	1.45	1.45	25.28	25.28
Putnam VT Diversified Income
2025	5,091	9.19	9.19	46,647	3.63	0.25	0.25	5.15	5.15
2024	12,296	8.74	8.74	107,445	0.06	0.25	0.25	2.34	2.34
2023	12,374	8.54	8.54	105,613	0.07	0.25	0.25	1.43	1.43
2022	6,753	8.42	8.42	56,784	0.07	0.25	0.25	(5.50)	(5.50)
2021	6,566	8.03	8.91	58,410	0.01	0.25	1.45	(10.98)	(9.91)
Putnam VT Global Asset Allocation
2025	1,254	15.42	19.23	19,285	4.09	0.25	1.25	9.67	10.71
2024	50,035	14.06	17.37	864,946	—	0.25	1.25	11.50	12.65
2023	1,186	12.61	12.61	14,919	0.01	1.25	1.45	12.59	12.59
2022	1,153	11.20	11.20	12,885	0.01	1.45	1.45	(19.54)	(19.54)
2021	1,121	13.92	13.92	15,569	0.01	1.45	1.45	9.01	9.01

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT High Yield
2025	5,242	10.11	11.64	61,066	10.41	0.25	1.25	4.23	5.15
2024	5,097	11.07	11.07	56,446	0.06	0.25	0.25	4.43	4.43
2023	4,956	9.39	10.60	52,561	0.05	0.25	1.45	7.44	8.50
2022	4,868	8.74	9.77	47,512	0.05	0.25	1.45	(15.23)	(14.37)
2021	4,733	10.31	11.41	53,995	0.01	0.25	1.45	0.39	1.60
Putnam VT Income
2025	3,350	8.31	8.31	27,778	3.82	0.25	0.25	3.75	3.75
2024	5,606	8.01	8.01	44,818	0.06	0.25	0.25	(0.87)	(0.87)
2023	5,907	7.45	8.08	47,684	0.26	0.25	1.45	0.40	1.25
2022	12,434	7.98	7.98	99,129	0.08	0.25	0.25	(16.53)	(16.53)
2021	46,045	8.98	9.56	440,386	0.02	0.25	1.45	(8.83)	(7.63)
Putnam VT Large Cap Growth Fund
2025	4,136	39.33	52.52	196,635	—	0.25	1.25	9.55	10.68
2024	15,654	35.90	47.45	714,103	—	0.25	1.25	27.80	29.12
2023	14,695	28.09	36.75	537,856	—	0.25	1.45	38.51	39.84
2022	13,077	20.28	26.28	342,106	—	0.25	1.45	(33.38)	(32.70)
2021	11,922	30.44	39.05	464,554	—	0.25	1.45	17.30	18.73
Putnam VT Large Cap Value
2025	52,776	24.07	33.11	1,614,423	1.11	0.25	1.25	15.33	16.50
2024	61,592	20.87	28.42	1,684,314	0.01	0.25	1.25	14.17	15.34
2023	65,110	18.28	24.64	1,523,443	0.01	0.25	1.45	10.86	11.95
2022	83,184	16.49	22.01	1,584,614	0.01	0.25	1.45	(7.15)	(6.18)
2021	58,089	17.76	23.46	1,293,624	0.01	0.25	1.45	21.73	23.21
Putnam VT Small Cap Growth
2025	16,261	18.88	25.74	407,474	0.34	0.25	1.25	4.25	5.32
2024	13,112	18.11	24.44	320,297	—	0.25	1.25	18.21	19.39
2023	13,020	15.32	20.47	264,685	—	0.25	1.45	18.03	19.22
2022	2,685	12.98	17.17	46,084	—	0.25	1.45	(31.29)	(30.57)
2021	1,850	18.89	18.89	34,946	—	1.45	1.45	8.94	8.94

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT Small Cap Value
2025	12,384	15.40	15.40	191,280	0.79	0.75	0.75	1.38	1.38
2024	20,837	15.19	15.19	316,960	0.01	0.75	0.75	2.29	2.29
2023	40,359	14.85	14.85	599,634	0.00	0.75	0.75	19.28	19.28
2022	53,548	12.45	12.45	667,247	0.00	0.75	0.75	(16.22)	(16.22)
2021	99,518	14.86	14.86	1,479,056	0.01	0.75	0.75	34.85	34.85
Royce Micro-Cap
2025	191,153	13.04	16.20	3,072,324	—	0.75	1.35	9.03	9.68
2024	274,707	11.96	14.77	4,036,573	—	0.75	1.35	8.83	9.49
2023	255,700	10.99	13.49	3,407,340	—	0.75	1.35	13.77	14.42
2022	276,853	9.66	11.79	3,244,212	—	0.75	1.35	(25.75)	(25.24)
2021	310,369	13.01	15.77	4,864,577	—	0.75	1.35	24.50	25.16
Royce Small-Cap Opportunity
2025	129,766	21.94	22.80	2,961,041	—	0.90	1.10	7.08	7.29
2024	123,468	20.49	21.25	2,626,098	—	0.90	1.10	5.56	5.77
2023	153,576	19.41	20.09	3,087,328	—	0.90	1.10	14.51	14.73
2022	197,566	16.95	17.51	3,461,746	—	0.90	1.10	(20.61)	(20.45)
2021	160,613	21.35	22.01	3,537,576	—	0.90	1.10	25.22	25.41
Royce Small-Cap Value
2025	71,461	13.46	13.99	998,912	0.71	0.90	1.10	2.36	2.57
2024	74,850	13.15	13.64	1,020,003	0.01	0.90	1.10	(0.90)	(0.66)
2023	84,050	13.27	13.73	1,153,552	0.01	0.90	1.10	21.08	21.29
2022	89,641	10.96	11.32	1,014,527	0.00	0.90	1.10	(13.70)	(13.52)
2021	91,283	12.70	13.09	1,194,186	—	0.90	1.10	23.06	23.37
Rydex VIF Banking
2025	73,444	7.18	14.74	585,484	0.63	0.25	1.30	18.58	19.67
2024	86,406	6.00	12.43	575,259	0.02	0.25	1.30	17.82	19.28
2023	106,536	5.03	10.54	593,151	0.02	0.25	1.45	(1.31)	(0.40)
2022	114,961	5.05	10.68	650,514	0.01	0.25	1.45	(20.42)	(19.59)
2021	142,378	6.28	13.42	1,024,928	0.01	0.25	1.45	27.69	29.22

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Basic Materials
2025	70,008	15.59	19.36	1,313,640	1.48	0.25	1.30	27.27	28.60
2024	72,193	12.25	15.21	1,057,745	0.01	0.25	1.30	(6.57)	(5.59)
2023	87,789	13.10	16.28	1,358,239	—	0.25	1.45	4.43	5.52
2022	91,354	12.54	13.23	1,381,255	0.01	0.25	1.45	(13.46)	(12.56)
2021	95,120	14.49	15.13	1,667,542	0.01	0.25	1.45	17.61	19.04
Rydex VIF Biotechnology
2025	70,408	15.58	34.06	1,446,224	—	0.25	1.30	24.64	25.96
2024	95,787	12.50	27.04	1,561,764	—	0.25	1.30	(5.54)	(4.55)
2023	96,433	13.23	28.33	1,736,713	—	0.25	1.45	1.03	2.16
2022	105,529	13.08	27.73	1,807,507	—	0.25	1.45	(16.90)	(16.07)
2021	276,728	15.74	33.04	5,566,699	—	0.25	1.45	(3.02)	(1.84)
Rydex VIF Commodities Strategy
2025	370,544	1.75	2.85	688,686	4.60	0.25	1.30	0.57	1.79
2024	396,592	1.74	2.80	711,809	0.04	0.25	1.30	3.57	4.87
2023	585,954	1.68	3.77	1,016,935	0.10	0.25	1.45	(10.24)	(9.49)
2022	630,606	2.95	4.20	1,226,035	0.05	0.25	1.45	17.98	18.95
2021	1,052,906	2.48	3.56	1,702,159	—	0.25	1.45	33.33	35.52
Rydex VIF Consumer Products
2025	44,730	10.56	17.91	731,142	1.57	0.25	1.30	(7.61)	(6.61)
2024	50,669	11.43	19.38	908,216	0.01	0.25	1.30	—	1.10
2023	64,226	11.42	19.38	1,109,454	0.01	0.25	1.45	(7.36)	(6.41)
2022	135,811	12.32	19.34	2,280,026	0.01	0.25	1.45	(5.01)	(4.07)
2021	59,497	12.97	20.16	1,278,501	0.01	0.25	1.45	5.79	7.06
Rydex VIF Dow 2x Strategy (d)
2025	26,135	39.69	46.82	1,212,160	0.88	0.25	1.30	14.45	15.68
2024	24,888	34.66	40.91	1,008,668	0.01	0.25	1.30	15.56	16.75
2023	29,631	29.98	35.40	1,037,854	0.00	0.25	1.45	18.36	19.64
2022	41,196	25.32	27.95	1,207,082	—	0.25	1.45	(23.76)	(23.00)
2021	34,847	33.21	36.30	1,344,915	—	0.25	1.45	34.51	36.11

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Electronics
2025	71,773	23.23	67.30	2,899,248	—	0.25	1.30	35.53	36.94
2024	84,453	17.14	49.64	2,334,630	—	0.25	1.30	11.15	12.40
2023	92,442	15.42	44.62	2,296,006	—	0.25	1.45	48.27	49.79
2022	49,066	24.18	30.08	511,946	—	0.25	1.45	(35.49)	(34.82)
2021	93,411	37.10	46.63	1,867,820	—	0.25	1.45	32.25	33.84
Rydex VIF Energy
2025	293,126	5.64	8.03	1,980,957	1.98	0.25	1.30	2.95	4.04
2024	310,844	5.47	7.80	2,051,302	0.03	0.25	1.30	(4.20)	(3.18)
2023	333,382	5.71	8.14	2,299,251	0.03	0.25	1.45	(2.63)	(1.57)
2022	538,965	5.86	7.02	3,730,893	0.01	0.25	1.45	42.23	43.56
2021	786,136	4.12	4.89	4,274,046	0.01	0.25	1.45	44.06	45.54
Rydex VIF Energy Services
2025	141,346	1.65	1.86	252,928	0.06	1.25	1.30	(2.62)	(2.37)
2024	163,497	1.69	2.06	300,110	—	0.25	1.30	(11.98)	(10.82)
2023	285,527	1.92	2.31	606,733	—	0.25	1.45	—	0.87
2022	237,270	1.91	2.29	502,130	—	0.25	1.45	36.43	37.95
2021	2,867,125	1.40	1.66	4,540,805	0.00	0.25	1.45	12.00	13.70
Rydex VIF Europe 1.25x Strategy (d)
2025	43,719	6.99	7.96	347,115	1.59	0.25	1.30	30.71	32.14
2024	43,470	5.29	6.09	264,030	0.08	0.25	1.30	(7.02)	(6.04)
2023	75,772	5.63	6.55	493,597	0.00	0.25	1.30	14.91	16.32
2022	85,247	4.84	5.70	483,712	—	0.25	1.30	(16.67)	(15.97)
2021	92,715	5.76	6.84	631,917	0.00	0.25	1.30	13.81	14.97
Rydex VIF Financial Services
2025	67,031	11.00	17.03	750,821	0.69	0.25	1.30	6.17	7.18
2024	72,179	10.31	16.04	773,663	0.01	0.25	1.30	17.06	18.37
2023	81,120	8.71	13.69	729,334	—	0.25	1.45	9.12	10.25
2022	95,845	7.90	12.54	786,254	0.01	0.25	1.45	(21.53)	(20.68)
2021	135,833	9.96	15.98	1,457,108	0.00	0.25	1.45	29.39	30.88

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Government Long Bond 1.2x Strategy (d)
2025	70,270	4.95	6.88	372,075	3.48	0.25	1.30	(2.61)	(1.57)
2024	73,223	5.08	6.99	401,403	0.04	0.25	1.30	(16.16)	(15.17)
2023	101,854	6.05	8.24	715,235	0.03	0.25	1.30	(5.19)	(4.30)
2022	109,302	6.38	8.61	806,429	0.02	0.25	1.45	(43.29)	(42.71)
2021	103,030	11.25	15.03	1,330,663	0.00	0.25	1.45	(11.56)	(10.43)
Rydex VIF Health Care
2025	86,370	17.33	25.16	1,760,755	—	0.25	1.30	9.26	10.40
2024	115,770	15.86	22.79	2,156,086	—	0.25	1.30	(4.08)	(3.06)
2023	118,410	16.52	23.51	2,302,890	—	0.25	1.45	0.56	1.69
2022	136,008	16.42	23.12	2,633,261	—	0.25	1.45	(15.67)	(14.81)
2021	146,426	19.47	27.89	3,365,479	—	0.25	1.45	13.73	15.06
Rydex VIF High Yield Strategy
2025	33,306	10.14	10.14	337,587	17.71	1.25	1.25	5.30	5.30
2024	18,351	9.63	10.58	176,616	0.09	0.25	1.25	2.23	3.22
2023	1,600	10.25	10.25	16,381	0.24	0.25	0.25	9.16	9.16
2022	2,088	8.72	9.39	19,624	0.00	0.25	1.45	(15.18)	(14.32)
2021	25,526	10.28	10.96	263,738	—	0.25	1.45	(2.74)	(1.62)
Rydex VIF Internet
2025	31,841	16.81	33.34	565,257	—	0.25	1.30	13.50	14.69
2024	40,448	14.81	29.07	624,918	—	0.25	1.30	18.10	19.43
2023	43,383	12.54	24.34	565,003	—	0.25	1.45	41.22	42.67
2022	53,964	12.80	17.06	489,439	—	0.25	1.45	(47.15)	(46.59)
2021	58,881	24.22	31.94	1,005,185	—	0.25	1.45	(8.81)	(7.71)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Dow 2x Strategy (d)
2025	1,176,599	0.02	0.19	95,504	6.40	0.25	1.30	(33.33)	(20.00)
2024	1,645,990	0.03	0.25	138,851	0.07	0.25	1.30	(21.88)	—
2023	1,594,786	0.03	0.32	156,518	0.00	0.25	1.30	(25.00)	(20.00)
2022	2,061,289	0.08	0.40	238,147	—	0.25	1.45	—	—
2021	1,587,714	0.08	0.40	194,319	—	0.25	1.45	(42.86)	(33.33)
Rydex VIF Inverse Government Long Bond Strategy (d)
2025	151,605	1.52	2.31	240,335	7.29	0.25	1.30	(2.56)	(1.70)
2024	169,534	1.56	2.35	273,634	0.04	0.25	1.30	12.23	13.53
2023	172,047	1.39	2.07	250,278	—	0.25	1.30	(0.71)	0.49
2022	199,955	1.40	2.06	301,084	—	0.25	1.30	40.00	42.07
2021	189,081	1.45	3.36	198,966	—	0.25	1.45	(3.45)	(2.68)
Rydex VIF Inverse Mid-Cap Strategy (d)
2025	48,215	0.29	0.29	14,224	3.57	1.30	1.30	(9.38)	(9.38)
2024	46,878	0.32	1.56	15,085	0.05	1.25	1.30	(11.11)	(10.34)
2023	48,279	0.36	1.74	21,124	0.01	1.25	1.45	(13.00)	(12.20)
2022	46,934	0.70	2.00	23,403	—	0.25	1.45	4.71	6.06
2021	9,706	0.39	1.91	7,693	—	1.30	1.45	(27.78)	(26.54)
Rydex VIF Inverse NASDAQ-100® Strategy (d)
2025	241,473	0.10	0.18	24,472	1.08	0.25	1.30	(18.18)	(16.67)
2024	840,054	0.12	0.22	107,341	0.04	0.25	1.30	(20.00)	(18.52)
2023	738,326	0.15	0.27	110,313	0.00	0.25	1.30	(34.78)	(34.15)
2022	1,413,105	0.23	0.41	361,704	—	0.25	1.30	27.78	32.26
2021	2,243,409	0.31	0.90	642,830	—	0.25	1.45	(29.55)	(28.00)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Russell 2000® Strategy (d)
2025	109,109	0.27	0.49	35,415	1.65	0.25	1.30	(12.90)	(12.50)
2024	179,173	0.31	0.56	63,154	0.08	0.25	1.30	(8.82)	(8.20)
2023	186,094	0.34	0.61	70,948	—	0.25	1.30	(15.00)	(14.08)
2022	205,917	0.40	0.71	99,104	—	0.25	1.30	11.11	12.70
2021	202,113	0.36	0.63	72,241	—	0.25	1.30	(21.74)	(21.25)
Rydex VIF Inverse S&P 500 Strategy (d)
2025	1,181,758	0.25	0.51	356,765	5.55	0.25	1.30	(16.67)	(13.56)
2024	252,514	0.30	1.25	87,957	0.12	0.25	1.30	(16.90)	(16.67)
2023	293,714	0.36	1.50	113,402	0.04	0.25	1.45	(18.48)	(17.44)
2022	383,265	0.86	1.84	217,190	—	0.25	1.45	11.52	13.16
2021	283,805	0.76	1.65	126,184	—	0.25	1.45	(27.63)	(26.92)
Rydex VIF Japan 2x Strategy (d)
2025	16,743	13.13	13.13	219,887	4.31	1.30	1.30	45.08	45.08
2024	20,105	9.05	9.64	182,572	0.04	0.25	1.30	(3.21)	(2.23)
2023	23,263	9.35	9.86	218,523	0.00	0.25	1.30	28.79	30.08
2022	25,670	7.26	7.26	186,867	—	1.30	1.30	(45.37)	(45.37)
2021	27,008	13.29	13.73	359,890	—	0.25	1.30	(17.76)	(16.84)
Rydex VIF Leisure
2025	30,872	14.25	17.40	441,822	—	0.25	1.30	3.94	5.01
2024	23,423	13.71	16.57	324,743	—	0.25	1.30	11.55	12.72
2023	29,401	12.29	14.70	364,248	—	0.25	1.45	17.35	18.55
2022	32,914	10.55	12.40	345,927	—	0.25	1.45	(30.55)	(29.86)
2021	27,447	15.19	17.68	415,461	—	0.25	1.45	(3.49)	(2.27)
Rydex VIF Mid-Cap 1.5x Strategy (d)
2025	11,764	20.16	34.56	391,897	0.45	1.25	1.30	0.58	0.65
2024	13,873	20.03	34.36	462,315	0.01	1.25	1.30	10.41	10.42
2023	17,144	18.14	31.12	522,720	—	0.25	1.45	13.87	15.06
2022	21,125	15.92	20.18	568,546	—	0.25	1.45	(26.40)	(25.62)
2021	25,056	21.63	27.13	918,845	—	0.25	1.45	29.37	30.94

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Money Market
2025	7,176,402	4.44	6.54	38,738,213	2.99	0.25	1.30	(1.55)	(0.47)
2024	6,811,078	4.51	6.64	36,276,127	0.04	0.25	1.30	(0.45)	0.64
2023	6,889,745	4.53	6.67	36,463,589	0.03	0.25	1.45	(0.66)	0.47
2022	14,955,706	6.21	6.71	82,374,985	0.01	0.25	1.45	(3.45)	(2.51)
2021	8,979,830	4.73	6.37	50,323,078	—	0.25	1.30	(4.40)	(3.19)
Rydex VIF NASDAQ-100®
2025	152,184	43.26	63.74	7,774,064	0.03	0.25	1.30	14.00	15.22
2024	216,627	37.92	55.32	9,324,445	—	0.25	1.30	18.65	19.92
2023	241,662	31.95	46.13	8,503,353	—	0.25	1.45	46.79	48.33
2022	156,276	21.75	31.10	3,626,879	—	0.25	1.45	(36.87)	(36.22)
2021	302,589	36.98	48.76	11,188,514	—	0.25	1.30	20.03	21.51
Rydex VIF NASDAQ-100® 2x Strategy (d)
2025	189,626	120.70	253.86	25,235,705	—	0.25	1.30	23.77	25.07
2024	171,416	97.52	202.97	17,981,780	—	0.25	1.30	35.86	37.32
2023	199,945	71.78	147.81	15,279,296	—	0.25	1.45	107.10	109.30
2022	86,551	47.28	70.62	3,463,744	—	0.25	1.45	(62.65)	(62.27)
2021	99,699	126.57	187.16	10,660,065	—	0.25	1.45	46.75	48.53
Rydex VIF Nova (d)
2025	72,633	34.00	42.15	2,588,662	—	0.25	1.30	15.76	16.99
2024	83,272	29.37	36.03	2,577,589	—	0.25	1.30	27.14	28.50
2023	99,762	23.10	28.04	2,408,690	—	0.25	1.45	29.41	30.78
2022	91,113	21.12	21.44	1,676,812	0.00	0.25	1.45	(33.16)	(32.47)
2021	118,482	31.60	31.75	3,263,113	0.00	0.25	1.45	36.03	37.62
Rydex VIF Precious Metals
2025	264,648	12.81	22.94	4,948,917	2.50	0.25	1.30	136.98	139.44
2024	349,746	5.35	9.68	2,872,216	0.02	0.25	1.30	3.53	4.70
2023	376,729	5.11	9.35	3,030,318	0.00	0.25	1.45	(0.57)	0.39
2022	403,708	5.09	8.80	3,276,447	0.01	0.25	1.45	(14.73)	(13.87)
2021	346,472	5.91	10.32	3,737,032	0.04	0.25	1.45	(13.13)	(12.05)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Real Estate
2025	79,256	8.34	13.75	1,044,062	1.56	0.25	1.30	(1.44)	(0.36)
2024	89,319	8.37	13.95	1,198,582	0.01	0.25	1.30	0.58	1.70
2023	107,631	8.23	13.87	1,421,965	0.01	0.25	1.45	5.69	6.74
2022	118,849	7.71	9.14	1,476,766	0.01	0.25	1.45	(30.39)	(29.65)
2021	152,454	10.96	13.13	2,704,693	0.01	0.25	1.45	28.22	29.70
Rydex VIF Retailing
2025	16,466	16.24	23.03	347,402	—	0.25	1.30	5.52	6.62
2024	18,874	15.39	21.60	366,566	—	0.25	1.30	11.63	12.85
2023	24,694	13.77	19.14	431,788	—	0.25	1.30	11.67	12.85
2022	27,963	12.33	16.96	441,522	—	0.25	1.45	(29.54)	(28.86)
2021	22,871	17.50	23.84	544,117	—	0.25	1.45	6.84	8.17
Rydex VIF Russell 2000® 1.5x Strategy (d)
2025	15,522	20.54	20.54	318,928	1.42	1.30	1.30	7.71	7.71
2024	24,435	19.07	19.07	467,400	0.01	1.30	1.30	6.30	6.30
2023	28,620	17.94	17.94	515,376	—	1.30	1.30	14.71	14.71
2022	29,856	12.42	15.64	468,356	—	0.25	1.30	(36.24)	(35.55)
2021	76,123	19.27	24.53	1,868,089	0.00	0.25	1.30	13.99	15.18
Rydex VIF Russell 2000® 2x Strategy (d)
2025	433,067	11.40	12.94	4,949,891	3.32	0.25	1.30	7.34	8.47
2024	928,972	10.62	11.93	9,877,753	0.01	0.25	1.30	4.94	6.04
2023	884,412	10.12	11.25	8,951,595	0.00	0.25	1.30	16.86	18.17
2022	42,963	9.52	11.81	376,066	—	0.25	1.45	(45.40)	(44.84)
2021	65,167	17.26	21.63	1,029,256	—	0.25	1.45	20.37	21.81
Rydex VIF S&P 500 2x Strategy (d)
2025	81,500	47.23	59.29	3,988,980	0.09	0.25	1.30	19.99	21.25
2024	97,811	39.36	49.39	4,013,265	0.01	0.25	1.30	36.24	37.68
2023	142,899	28.89	36.24	4,391,077	0.00	0.25	1.45	38.96	40.44
2022	87,157	23.17	26.07	1,868,130	—	0.25	1.45	(42.25)	(41.67)
2021	198,666	39.72	45.14	7,567,670	—	0.25	1.45	51.43	53.24

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P 500 Pure Growth
2025	106,996	20.09	28.96	2,581,503	—	0.25	1.30	7.05	8.18
2024	150,955	18.76	26.77	3,282,071	—	0.25	1.30	21.32	22.57
2023	144,495	15.45	21.84	2,762,923	—	0.25	1.45	1.98	3.07
2022	164,076	15.15	21.19	2,993,418	—	0.25	1.45	(31.29)	(30.62)
2021	285,393	22.05	30.54	7,503,372	—	0.25	1.45	22.03	23.49
Rydex VIF S&P 500 Pure Value
2025	244,986	15.46	19.00	4,598,829	1.21	0.25	1.30	11.18	12.32
2024	273,228	13.90	17.09	4,602,572	0.01	0.25	1.30	6.15	7.26
2023	277,227	13.09	16.10	4,410,036	0.01	0.25	1.45	1.83	2.89
2022	464,490	12.85	14.86	6,978,675	0.01	0.25	1.45	(6.55)	(5.65)
2021	416,862	13.75	15.75	6,896,493	0.01	0.25	1.45	26.49	28.15
Rydex VIF S&P MidCap 400 Pure Growth
2025	66,587	12.80	21.97	1,393,329	—	0.25	1.30	2.65	3.78
2024	73,653	12.47	21.17	1,469,339	—	0.25	1.30	11.24	12.43
2023	85,356	11.20	18.83	1,571,764	—	0.25	1.45	9.86	11.03
2022	80,875	10.19	16.96	1,352,697	—	0.25	1.45	(25.84)	(25.09)
2021	104,826	13.74	22.64	2,282,191	—	0.25	1.45	7.34	8.64
Rydex VIF S&P MidCap 400 Pure Value
2025	41,702	16.51	21.84	901,229	0.10	0.25	1.30	1.63	2.71
2024	80,333	16.24	21.49	1,554,286	—	0.25	1.30	—	1.11
2023	67,100	16.23	21.49	1,404,464	—	0.25	1.45	22.45	23.76
2022	169,877	13.25	15.32	2,688,160	0.01	0.25	1.45	(9.12)	(8.26)
2021	175,582	14.58	16.70	3,054,010	0.00	0.25	1.45	25.58	27.09
Rydex VIF S&P SmallCap 600 Pure Growth
2025	78,394	12.59	17.53	1,349,312	—	0.25	1.30	4.00	5.16
2024	77,424	12.10	16.77	1,257,188	—	0.25	1.30	3.65	4.71
2023	81,440	11.67	16.18	1,303,926	0.00	0.25	1.45	12.52	13.71
2022	77,560	10.36	14.00	1,103,897	—	0.25	1.45	(32.81)	(32.14)
2021	102,576	15.42	20.63	2,110,510	—	0.25	1.45	13.97	15.38

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P SmallCap 600 Pure Value
2025	126,937	12.00	14.93	1,704,568	—	0.25	1.30	2.26	3.34
2024	112,421	11.73	14.60	1,508,579	—	0.25	1.30	(0.68)	0.46
2023	100,085	11.80	14.70	1,433,404	—	0.25	1.45	16.02	17.16
2022	109,464	10.17	11.19	1,356,106	—	0.25	1.45	(12.02)	(11.12)
2021	347,046	11.56	12.59	4,904,922	—	0.25	1.45	37.13	38.81
Rydex VIF Strengthening Dollar 2x Strategy (d)
2025	94,506	4.07	8.78	635,526	6.00	0.25	1.30	(17.87)	(17.04)
2024	91,068	4.95	10.69	737,519	0.03	1.25	1.30	15.65	15.94
2023	91,521	4.28	9.22	630,776	0.00	1.25	1.30	(3.05)	(2.95)
2022	90,582	5.83	9.51	639,137	—	0.25	1.45	10.84	11.90
2021	109,223	5.21	8.58	644,558	—	0.25	1.45	6.19	7.64
Rydex VIF Technology
2025	138,189	24.29	44.41	3,667,369	—	0.25	1.30	20.37	21.64
2024	152,937	20.18	36.51	3,347,768	—	0.25	1.30	18.71	19.98
2023	180,400	17.00	30.43	3,287,683	—	0.25	1.45	42.74	44.29
2022	178,425	19.91	21.09	2,245,158	—	0.25	1.45	(38.89)	(38.28)
2021	191,170	32.58	34.17	3,900,452	—	0.25	1.45	15.25	16.66
Rydex VIF Telecommunications
2025	209,417	5.86	11.42	1,358,196	0.26	0.25	1.30	25.63	26.97
2024	88,262	4.66	9.09	443,063	0.01	0.25	1.30	10.69	12.09
2023	96,516	4.21	8.19	470,783	0.01	0.25	1.45	1.87	2.86
2022	99,832	4.13	8.04	468,633	0.00	1.30	1.45	(28.98)	(28.92)
2021	111,541	8.29	11.32	649,455	0.01	0.25	1.45	4.24	5.47
Rydex VIF Transportation
2025	22,921	15.42	18.51	410,817	—	0.25	1.30	6.99	8.19
2024	22,748	14.40	17.30	381,001	—	0.25	1.30	(2.70)	(1.73)
2023	34,115	14.79	17.78	568,981	—	0.25	1.45	19.25	20.56
2022	27,355	12.40	13.91	383,353	—	0.25	1.45	(37.72)	(37.12)
2021	22,277	19.91	22.12	527,550	—	0.25	1.45	16.91	18.29

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Utilities
2025	180,424	11.18	17.91	2,251,557	1.63	0.25	1.30	12.14	13.35
2024	221,132	9.97	15.80	2,366,062	0.01	0.25	1.30	14.86	16.01
2023	228,411	8.68	13.62	2,178,641	0.02	0.25	1.45	(11.07)	(10.10)
2022	326,043	12.91	15.15	3,426,892	0.01	0.25	1.45	(3.15)	(2.13)
2021	313,209	13.33	15.48	3,597,117	0.01	0.25	1.45	9.53	10.81
Rydex VIF Weakening Dollar 2x Strategy (d)
2025	32,400	2.37	2.59	77,935	7.79	0.25	1.30	13.94	15.11
2024	25,386	2.08	2.25	53,613	0.06	0.25	1.30	(17.13)	(16.04)
2023	32,286	2.51	2.68	81,837	0.00	0.25	1.30	(1.18)	(0.37)
2022	40,856	2.54	2.69	104,450	—	0.25	1.30	(22.09)	(21.11)
2021	32,517	3.26	3.41	105,901	—	0.25	1.30	(17.47)	(16.63)
T. Rowe Price Blue Chip Growth
2025	78,818	34.23	47.99	3,433,412	—	0.25	1.25	13.49	14.62
2024	92,673	30.16	41.87	3,581,413	—	0.25	1.25	29.50	30.84
2023	93,404	23.29	32.00	2,721,019	—	0.25	1.45	42.80	44.21
2022	79,959	16.31	22.19	1,590,798	—	0.25	1.45	(41.20)	(40.60)
2021	94,712	27.74	37.36	3,146,850	—	0.25	1.45	12.22	13.56
T. Rowe Price Capital Appreciation
2025	232,365	24.51	26.22	6,089,045	1.49	0.90	1.25	7.50	7.86
2024	269,356	22.80	24.31	6,543,214	0.02	0.90	1.25	7.70	8.09
2023	307,913	21.17	22.49	6,911,313	0.02	0.90	1.25	13.57	13.99
2022	343,813	18.64	19.73	6,763,846	0.01	0.90	1.25	(15.81)	(15.50)
2021	352,417	22.14	23.35	8,217,281	0.01	0.90	1.25	13.31	13.68
T. Rowe Price Equity Income
2025	87,816	16.57	22.56	1,916,465	1.50	0.25	1.25	9.30	10.43
2024	73,997	15.16	20.43	1,442,854	0.02	0.25	1.25	6.76	7.87
2023	69,781	14.20	18.94	1,267,230	0.02	0.25	1.45	4.72	5.81
2022	63,126	13.56	17.90	1,084,192	0.02	0.25	1.45	(7.57)	(6.67)
2021	44,620	14.67	19.18	771,928	0.01	0.25	1.45	19.76	21.24

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Growth Stock
2025	205,229	32.47	34.73	7,129,351	—	0.90	1.25	10.25	10.61
2024	212,749	30.27	31.40	6,687,707	—	0.90	1.10	23.70	23.96
2023	229,053	24.47	25.33	5,805,195	—	0.90	1.10	38.72	39.02
2022	255,114	17.64	18.22	4,646,088	—	0.90	1.10	(42.82)	(42.70)
2021	263,315	30.85	31.80	8,378,228	—	0.90	1.10	14.60	14.80
T. Rowe Price Health Sciences
2025	410,871	21.23	39.68	8,909,827	—	0.25	1.25	12.91	14.02
2024	504,043	18.71	34.80	9,700,459	—	0.25	1.25	(2.84)	(1.83)
2023	523,110	19.15	35.45	10,321,598	—	0.25	1.45	(1.56)	(0.59)
2022	592,832	21.14	35.66	11,825,610	—	0.25	1.45	(16.31)	(15.46)
2021	621,727	25.26	42.18	14,793,088	—	0.25	1.45	7.90	9.22
T. Rowe Price Limited-Term Bond
2025	16,524	7.16	7.73	120,322	4.39	0.25	1.25	1.13	1.98
2024	19,298	7.08	7.58	138,936	0.03	0.25	1.25	0.28	1.34
2023	26,415	7.06	7.48	187,932	0.02	0.25	1.45	0.28	1.36
2022	8,193	7.04	7.38	59,209	0.02	0.25	1.45	(8.69)	(7.75)
2021	12,780	7.71	8.00	100,761	0.01	0.25	1.45	(4.46)	(3.38)
T. Rowe Price Retirement 2010
2025	155	12.68	12.68	1,960	2.78	0.90	0.90	6.91	6.91
2024	151	11.86	11.86	1,785	0.03	0.90	0.90	3.85	3.85
2023	147	11.42	11.42	1,673	0.02	0.90	0.90	7.53	7.53
2022	143	10.62	10.62	1,516	0.02	0.90	0.90	(17.67)	(17.67)
2021	139	12.90	12.90	1,784	0.01	0.90	0.90	4.03	4.03
T. Rowe Price Retirement 2015
2025	18,122	13.72	13.72	248,667	2.59	0.90	0.90	7.19	7.19
2024	17,586	12.80	12.80	225,058	0.03	0.90	0.90	4.15	4.15
2023	14,332	12.29	12.29	176,071	0.02	0.90	0.90	8.09	8.09
2022	12,642	11.37	11.37	143,743	0.02	0.90	0.90	(17.85)	(17.85)
2021	12,866	13.84	13.84	178,104	0.01	0.90	0.90	4.85	4.85

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Retirement 2020
2025	3,686	14.88	14.88	54,772	1.40	0.90	0.90	7.67	7.67
2024	10,014	13.82	13.82	138,325	0.02	0.90	0.90	4.46	4.46
2023	9,598	13.23	13.23	126,929	0.02	0.90	0.90	8.62	8.62
2022	9,340	12.18	12.18	113,727	0.02	0.90	0.90	(18.36)	(18.36)
2021	9,032	14.92	14.92	134,698	0.01	0.90	0.90	5.74	5.74
T. Rowe Price Retirement 2025
2025	2,741	16.17	16.17	44,372	2.50	0.90	0.90	8.16	8.16
2024	2,437	14.95	14.95	36,511	0.01	0.90	0.90	4.99	4.99
2023	4,754	14.24	14.24	67,769	0.02	0.90	0.90	9.62	9.62
2022	4,545	12.99	12.99	59,109	0.01	0.90	0.90	(19.32)	(19.32)
2021	4,546	16.10	16.10	73,217	0.01	0.90	0.90	7.05	7.05
T. Rowe Price Retirement 2030
2025	22,208	17.70	17.70	393,097	1.73	0.90	0.90	9.46	9.46
2024	17,156	16.17	16.17	277,517	0.02	0.90	0.90	5.96	5.96
2023	21,152	15.26	15.26	322,886	0.02	0.90	0.90	11.31	11.31
2022	19,389	13.71	13.71	265,934	0.01	0.90	0.90	(20.61)	(20.61)
2021	15,963	17.27	17.27	275,657	0.01	0.90	0.90	8.68	8.68
T. Rowe Price Retirement 2035
2025	5,656	19.23	19.23	108,805	1.59	0.90	0.90	11.09	11.09
2024	5,120	17.31	17.31	88,636	0.01	0.90	0.90	7.12	7.12
2023	4,605	16.16	16.16	74,460	0.01	0.90	0.90	13.09	13.09
2022	4,063	14.29	14.29	58,096	0.01	0.90	0.90	(21.57)	(21.57)
2021	5,261	18.22	18.22	95,888	0.00	0.90	0.90	10.09	10.09
T. Rowe Price Retirement 2040
2025	11,759	20.54	20.54	241,555	1.27	0.90	0.90	12.36	12.36
2024	10,563	18.28	18.28	193,149	0.01	0.90	0.90	8.23	8.23
2023	10,287	16.89	16.89	173,747	0.01	0.90	0.90	14.43	14.43
2022	4,496	14.76	14.76	66,391	0.01	0.90	0.90	(22.36)	(22.36)
2021	3,884	19.01	19.01	73,861	0.00	0.90	0.90	11.30	11.30

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Retirement 2045
2025	738	21.37	21.37	15,779	1.10	0.90	0.90	13.43	13.43
2024	573	18.84	18.84	10,796	0.01	0.90	0.90	8.96	8.96
2023	499	17.29	17.29	8,625	0.01	0.90	0.90	15.34	15.34
2022	435	14.99	14.99	6,525	0.01	0.90	0.90	(22.61)	(22.61)
2021	264	19.37	19.37	5,111	0.00	0.90	0.90	12.16	12.16
T. Rowe Price Retirement 2050
2025	67	21.53	21.53	1,443	0.98	0.90	0.90	13.67	13.67
2024	53	18.94	18.94	1,011	0.01	0.90	0.90	9.29	9.29
2023	37	17.33	17.33	649	0.01	0.90	0.90	15.53	15.53
2022	21	15.00	15.00	321	0.01	0.90	0.90	(22.64)	(22.64)
2021	5	19.39	19.39	105	—	0.90	0.90	12.41	12.41
T. Rowe Price Retirement 2055
2025	2,179	21.51	21.51	46,920	0.82	0.90	0.90	13.81	13.81
2024	2,936	18.90	18.90	55,511	0.01	0.90	0.90	9.37	9.37
2023	2,802	17.28	17.28	48,438	0.01	0.90	0.90	15.51	15.51
2022	2,612	14.96	14.96	39,075	0.01	0.90	0.90	(22.69)	(22.69)
2021	2,483	19.35	19.35	48,052	0.00	0.90	0.90	12.30	12.30
T. Rowe Price Retirement Balanced
2025	6,933	11.72	11.72	81,366	2.93	0.90	0.90	6.45	6.45
2024	7,058	11.01	11.01	77,845	0.02	0.90	0.90	3.19	3.19
2023	12,747	10.67	10.67	136,138	0.02	0.90	0.90	6.59	6.59
2022	13,922	10.01	10.01	139,424	0.03	0.90	0.90	(16.79)	(16.79)
2021	18,964	12.03	12.03	228,287	0.02	0.90	0.90	3.71	3.71
Templeton Developing Markets VIP Fund
2025	497,342	11.96	24.34	8,144,282	0.44	0.25	1.45	39.89	41.59
2024	387,604	8.54	17.40	4,884,093	0.04	0.25	1.45	2.96	4.16
2023	453,811	8.27	16.90	5,472,435	0.02	0.25	1.45	7.71	9.08
2022	503,940	13.65	15.69	5,591,175	0.02	0.25	1.45	(25.39)	(24.50)
2021	582,580	18.08	21.03	8,749,873	0.01	0.25	1.45	(9.86)	(8.73)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Templeton Foreign VIP Fund
2025	363,212	10.22	17.40	3,938,571	2.39	0.25	1.45	23.58	25.09
2024	360,770	8.27	13.91	3,159,714	0.02	0.25	1.45	(5.38)	(4.16)
2023	399,328	8.21	14.52	3,680,596	0.03	0.25	1.45	15.61	16.91
2022	490,692	7.56	12.42	3,876,550	0.03	0.25	1.45	(11.68)	(10.52)
2021	532,568	8.01	13.56	4,744,177	0.01	0.25	1.45	(0.37)	0.82
Templeton Global Bond VIP Fund
2025	134,568	5.68	6.56	839,477	—	0.25	1.25	10.94	11.95
2024	134,202	5.12	5.86	755,737	—	0.25	1.25	(15.09)	(14.20)
2023	117,059	6.03	6.83	765,260	—	0.25	1.45	(1.47)	(0.44)
2022	115,003	6.12	6.99	757,221	—	0.25	1.45	(8.79)	(7.91)
2021	147,559	6.71	7.45	1,060,716	—	0.25	1.45	(9.20)	(8.02)
Templeton Growth VIP Fund
2025	—	11.89	15.00	—	—	0.25	1.25	18.66	19.90
2024	—	10.02	10.02	—	0.02	1.25	1.25	1.01	1.01
2023	426	9.92	9.92	4,227	0.03	1.25	1.45	15.89	15.89
2022	414	8.56	8.56	3,545	0.00	1.45	1.45	(15.16)	(15.16)
2021	403	10.09	10.09	4,064	0.01	1.45	1.45	0.30	0.30
Third Avenue Value
2025	14,421	14.65	16.61	232,471	2.10	0.25	1.25	29.19	30.58
2024	16,492	11.34	12.72	201,251	0.03	0.25	1.25	(6.28)	(5.43)
2023	6,316	12.10	12.10	76,425	0.00	1.45	1.45	15.79	15.79
2022	57,455	10.45	10.45	600,789	0.00	1.45	1.45	11.29	11.29
2021	2,424	9.39	9.39	22,774	0.01	1.45	1.45	16.65	16.65
TOPS® Aggressive Growth ETF
2025	4,980	16.11	16.11	80,213	0.87	0.25	0.25	14.74	14.74
2024	4,466	14.04	14.04	62,687	0.01	0.25	0.25	8.17	8.17
2023	3,306	12.98	12.98	42,918	0.01	0.25	0.25	13.36	13.36
2022	—	10.82	10.82	—	—	1.45	1.45	(19.61)	(19.61)
2021	25,530	13.46	13.46	343,684	0.01	1.45	1.45	13.97	13.97

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
TOPS® Balanced ETF
2025	82,497	12.08	12.08	996,894	1.78	0.25	0.25	8.93	8.93
2024	86,551	11.09	11.09	959,655	0.02	0.25	0.25	3.16	3.16
2023	90,534	10.75	10.75	973,011	0.02	0.25	0.25	7.61	7.61
2022	57,409	9.99	9.99	573,171	0.02	0.25	0.25	(14.18)	(14.18)
2021	14,845	11.64	11.64	172,797	—	0.25	0.25	5.82	5.82
TOPS® Conservative ETF
2025	99,369	11.01	11.01	1,094,257	2.17	0.25	0.25	6.17	6.17
2024	100,524	10.37	10.37	1,041,877	0.02	0.25	0.25	2.37	2.37
2023	77,666	10.13	10.13	786,319	0.02	0.25	0.25	5.52	5.52
2022	68,324	9.07	9.60	655,829	0.00	0.25	1.45	(12.87)	(12.01)
2021	420,872	10.41	10.91	4,405,671	0.02	0.25	1.45	1.66	2.83
TOPS® Growth ETF
2025	29,325	15.10	15.10	442,703	0.91	0.25	0.25	13.96	13.96
2024	32,635	13.25	13.25	432,273	0.01	0.25	0.25	6.94	6.94
2023	32,000	12.39	12.39	396,338	0.01	0.25	0.25	12.13	12.13
2022	23,504	10.44	11.05	259,673	0.01	0.25	1.45	(18.44)	(17.66)
2021	49,986	12.80	13.42	648,162	0.00	0.25	1.45	11.21	12.58
TOPS® Moderate Growth ETF
2025	119,183	13.58	13.58	1,618,360	1.49	0.25	0.25	11.22	11.22
2024	117,157	12.21	12.21	1,430,780	0.02	0.25	0.25	4.99	4.99
2023	67,988	11.63	11.63	790,527	0.01	0.25	0.25	9.61	9.61
2022	60,858	10.61	10.61	645,671	0.03	0.25	0.25	(15.86)	(15.86)
2021	—	12.03	12.69	—	—	0.25	1.45	7.60	9.02
VanEck VIP Global Gold
2025	102,214	24.28	24.54	2,504,556	1.74	0.25	1.25	153.51	155.85
2024	111,077	9.49	9.68	1,056,863	0.05	0.25	1.25	9.63	10.86
2023	40,924	8.56	8.83	356,983	—	0.25	1.45	5.75	6.87
2022	22,569	8.01	8.35	185,133	—	0.25	1.45	(16.92)	(16.13)
2021	19,870	9.55	10.05	196,388	0.12	0.25	1.45	(17.76)	(16.81)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
VanEck VIP Global Resources
2025	138,890	6.14	7.47	855,415	2.42	0.25	1.25	30.37	32.04
2024	120,298	4.65	5.73	567,449	0.03	0.25	1.25	(7.13)	(6.25)
2023	102,644	4.96	6.17	518,297	0.02	0.25	1.45	(7.77)	(6.94)
2022	91,297	5.33	6.69	504,114	0.02	0.25	1.45	3.56	4.72
2021	20,720	5.09	6.46	124,830	0.00	0.25	1.45	13.53	14.90
Vanguard® VIF Balanced
2025	561,999	15.73	17.97	10,033,815	1.84	0.25	1.65	11.17	12.74
2024	402,086	14.15	15.94	6,351,223	0.02	0.25	1.65	9.52	11.16
2023	269,632	12.92	14.34	3,821,044	0.02	0.25	1.85	9.12	10.65
2022	181,747	11.84	12.96	2,320,159	0.02	0.25	1.85	(18.18)	(17.03)
2021	205,408	14.47	15.62	3,152,836	0.01	0.25	1.85	13.40	15.19
Vanguard® VIF Capital Growth
2025	120,620	24.52	28.00	3,341,343	0.99	0.25	1.65	23.09	24.83
2024	104,281	19.92	22.43	2,298,837	0.02	0.25	1.65	8.20	9.79
2023	66,991	18.41	20.43	1,335,928	0.01	0.25	1.85	22.16	23.89
2022	76,363	15.07	16.49	1,233,196	0.01	0.25	1.85	(19.28)	(18.20)
2021	67,802	18.67	20.16	1,311,086	0.01	0.25	1.85	15.75	17.69
Vanguard® VIF Conservative Allocation
2025	568,385	11.05	12.62	6,984,647	2.63	0.25	1.65	7.59	9.08
2024	728,572	10.27	11.57	8,117,315	0.03	0.25	1.65	2.60	4.05
2023	590,405	10.01	11.12	6,285,486	0.02	0.25	1.85	7.29	8.91
2022	644,903	9.33	10.21	6,273,187	0.02	0.25	1.85	(18.73)	(17.59)
2021	583,293	11.48	12.39	6,875,828	0.02	0.25	1.85	0.97	2.57
Vanguard® VIF Diversified Value
2025	147,902	18.24	20.83	3,046,414	1.43	0.25	1.65	11.49	13.08
2024	135,806	16.36	18.42	2,472,436	0.02	0.25	1.65	9.65	11.23
2023	108,185	14.92	16.56	1,769,036	0.01	0.25	1.85	14.68	16.29
2022	95,380	13.01	14.38	1,350,005	0.01	0.25	1.85	(15.52)	(14.30)
2021	50,133	15.40	16.62	826,973	0.01	0.25	1.85	24.29	26.29

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Equity Income
2025	183,432	18.01	20.57	3,730,123	2.62	0.25	1.65	11.45	13.08
2024	200,635	16.16	18.19	3,614,359	0.03	0.25	1.65	9.93	11.46
2023	212,413	14.70	16.32	3,442,100	0.03	0.25	1.85	3.16	4.62
2022	186,703	14.25	15.60	2,888,853	0.02	0.25	1.85	(5.19)	(3.82)
2021	115,229	15.03	16.22	1,844,856	0.02	0.25	1.85	19.38	21.32
Vanguard® VIF Equity Index
2025	700,585	23.69	27.06	18,912,323	0.88	0.25	1.65	12.33	13.94
2024	522,896	21.09	23.75	12,378,952	0.01	0.25	1.65	19.15	20.87
2023	609,989	17.70	19.65	11,949,221	0.01	0.25	1.85	20.33	22.05
2022	395,088	14.71	16.10	6,333,751	0.01	0.25	1.85	(21.92)	(20.81)
2021	245,632	18.84	20.33	4,968,973	0.01	0.25	1.85	22.50	24.42
Vanguard® VIF Global Bond Index
2025	372,296	8.83	8.83	3,285,641	2.90	0.25	0.25	2.32	2.32
2024	338,710	8.63	8.63	2,921,671	0.04	0.25	0.25	(1.26)	(1.26)
2023	139,186	8.74	8.74	1,215,698	0.02	0.25	0.25	3.19	3.19
2022	140,583	8.47	8.47	1,190,887	0.02	0.25	0.25	(15.97)	(15.97)
2021	59,734	10.08	10.08	601,922	0.02	0.25	0.25	(4.91)	(4.91)
Vanguard® VIF Growth
2025	170,141	26.03	29.73	5,051,926	0.19	0.25	1.65	11.53	13.13
2024	141,502	23.34	26.28	3,698,032	—	0.25	1.65	27.05	28.89
2023	132,071	18.37	20.39	2,679,715	0.00	0.25	1.85	33.79	35.66
2022	110,991	13.73	15.03	1,659,794	—	0.25	1.85	(36.38)	(35.47)
2021	69,389	21.58	23.29	1,598,527	0.00	0.25	1.85	12.28	14.05
Vanguard® VIF High Yield Bond
2025	222,010	10.45	11.94	2,651,082	5.82	0.25	1.65	4.19	5.76
2024	157,483	10.03	11.29	1,777,516	0.06	0.25	1.65	1.62	3.01
2023	119,479	9.87	10.96	1,302,723	0.05	0.25	1.85	6.59	8.09
2022	125,760	9.26	10.14	1,268,891	0.03	0.25	1.85	(13.54)	(12.28)
2021	105,111	10.71	11.56	1,208,776	0.05	0.25	1.85	(1.20)	0.35

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF International
2025	347,937	16.26	18.57	6,458,753	0.79	0.25	1.65	14.51	16.14
2024	304,770	14.20	15.99	4,871,253	0.01	0.25	1.65	4.03	5.47
2023	321,725	13.65	15.16	4,874,327	0.02	0.25	1.85	9.38	10.98
2022	297,875	12.48	13.66	4,066,260	0.01	0.25	1.85	(33.26)	(32.31)
2021	281,760	18.70	20.18	5,683,100	0.00	0.25	1.85	(6.22)	(4.72)
Vanguard® VIF Mid-Cap Index
2025	387,441	16.77	19.15	7,194,853	1.17	0.25	1.65	6.41	7.95
2024	349,202	15.76	17.74	6,006,499	0.01	0.25	1.65	9.83	11.36
2023	341,916	14.35	15.93	5,294,468	0.01	0.25	1.85	10.64	12.18
2022	340,826	12.97	14.20	4,677,611	0.01	0.25	1.85	(22.52)	(21.42)
2021	277,347	16.74	18.07	4,827,809	0.01	0.25	1.85	18.47	20.39
Vanguard® VIF Moderate Allocation
2025	1,229,168	13.26	15.15	18,407,043	2.36	0.25	1.65	10.87	12.47
2024	1,135,481	11.96	13.47	15,126,676	0.02	0.25	1.65	5.28	6.82
2023	1,067,397	11.36	12.61	13,307,614	0.02	0.25	1.85	10.29	11.89
2022	805,102	10.30	11.27	8,956,922	0.02	0.25	1.85	(19.72)	(18.63)
2021	436,212	12.83	13.85	5,869,009	0.02	0.25	1.65	4.82	6.54
Vanguard® VIF Real Estate Index
2025	232,821	10.31	11.78	2,737,352	2.45	0.25	1.65	(1.62)	(0.17)
2024	210,339	10.48	11.80	2,472,814	0.03	0.25	1.65	—	1.37
2023	180,754	10.48	11.64	2,093,474	0.02	0.25	1.85	6.61	8.18
2022	180,052	9.83	10.76	1,927,120	0.01	0.25	1.85	(29.63)	(28.65)
2021	98,657	13.97	15.08	1,480,447	0.01	0.25	1.85	33.56	35.73
Vanguard® VIF Short Term Investment Grade
2025	1,272,089	8.09	9.24	11,737,999	3.77	0.25	1.65	1.89	3.36
2024	1,182,582	7.94	8.94	10,551,051	0.03	0.25	1.65	0.13	1.59
2023	993,331	7.93	8.80	8,728,664	0.02	0.25	1.85	1.28	2.68
2022	847,032	7.83	8.57	7,236,472	0.02	0.25	1.85	(10.00)	(8.73)
2021	622,758	8.70	9.39	5,829,899	0.01	0.25	1.85	(5.13)	(3.59)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Small Company Growth (d)
2025	12,417	17.17	17.17	213,123	0.44	0.25	0.25	2.69	2.69
2024	11,267	16.72	16.72	188,295	—	0.25	0.25	7.80	7.80
2023	14,878	15.51	15.51	230,648	0.00	0.25	0.25	15.83	15.83
2022	16,761	13.39	13.39	224,335	0.00	0.25	0.25	(27.70)	(27.70)
2021	17,036	18.52	18.52	315,474	0.00	0.25	0.25	10.57	10.57
Vanguard® VIF Total Bond Market Index
2025	3,210,229	7.42	8.47	27,075,389	3.20	0.25	1.65	2.06	3.55
2024	2,581,076	7.27	8.18	21,019,321	0.03	0.25	1.65	(3.32)	(2.04)
2023	2,125,581	7.52	8.35	17,650,757	0.02	0.25	1.85	0.80	2.20
2022	1,374,916	7.46	8.17	11,168,900	0.02	0.25	1.85	(17.20)	(15.95)
2021	1,193,149	9.01	9.72	11,527,976	0.02	0.25	1.85	(6.34)	(4.89)
Vanguard® VIF Total International Stock Market Index
2025	1,231,780	12.77	14.06	17,305,883	2.56	0.25	1.65	26.06	27.82
2024	1,139,808	10.13	11.00	12,528,646	0.03	0.25	1.65	0.30	1.66
2023	1,012,992	10.10	10.82	10,949,848	0.03	0.25	1.85	10.26	11.89
2022	788,650	9.16	9.67	7,620,471	0.03	0.25	1.85	(19.86)	(18.74)
2021	453,639	11.43	11.90	5,392,917	0.02	0.25	1.85	3.44	5.12
Vanguard® VIF Total Stock Market Index
2025	1,893,652	22.53	25.72	48,488,842	1.06	0.25	1.65	11.65	13.15
2024	1,699,711	20.18	22.73	38,426,478	0.01	0.25	1.65	18.01	19.76
2023	1,220,645	17.10	18.98	23,045,885	0.01	0.25	1.85	20.25	21.98
2022	1,063,489	14.22	15.56	16,532,901	0.01	0.25	1.85	(23.22)	(22.16)
2021	841,611	18.52	19.99	16,793,913	0.01	0.25	1.85	19.64	21.59

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Victory Pioneer Bond VCT Portfolio (b)
2025	8,608	8.89	8.89	76,420	4.28	0.25	0.25	5.46	5.46
2024	8,596	8.43	8.43	72,406	0.04	0.25	0.25	(0.35)	(0.35)
2023	15,676	8.46	8.46	132,477	0.03	0.25	0.25	3.30	3.30
2022	14,594	8.19	8.19	119,423	0.02	0.25	0.25	(17.19)	(17.19)
2021	22,413	9.89	9.89	221,587	0.02	0.25	0.25	(3.04)	(3.04)
Victory Pioneer Equity Income VCT Portfolio (b)
2025	1,037	16.92	16.92	17,561	1.98	1.25	1.25	6.48	6.48
2024	1,008	15.89	15.89	16,034	0.02	1.25	1.25	6.36	6.36
2023	981	14.94	19.71	14,661	0.01	0.25	1.45	2.75	3.74
2022	7,955	14.54	19.00	141,187	0.01	0.25	1.45	(11.77)	(10.84)
2021	9,464	16.48	21.31	189,597	0.01	0.25	1.45	19.85	21.29
Victory Pioneer High Yield VCT Portfolio (b)
2025	2,694	9.55	11.45	30,857	7.32	0.25	1.25	3.35	4.47
2024	6,400	9.24	10.96	63,613	0.04	0.25	1.25	4.05	4.98
2023	2,537	10.44	10.44	26,484	0.05	0.25	0.25	7.52	7.52
2022	2,467	9.71	9.71	23,961	0.10	0.25	0.25	(14.30)	(14.30)
2021	—	9.84	9.84	—	—	1.45	1.45	0.82	0.82
Victory Pioneer Strategic Income Fund (b)
2025	9,615	9.46	9.46	90,889	5.67	0.90	0.90	6.05	6.05
2024	7,000	8.92	8.92	62,376	0.05	0.90	0.90	0.34	0.34
2023	7,750	8.89	8.89	68,848	0.03	0.90	0.90	3.98	3.98
2022	9,176	8.55	8.55	78,402	0.03	0.90	0.90	(16.42)	(16.42)
2021	5,592	10.23	10.23	57,157	0.03	0.90	0.90	(1.82)	(1.82)

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Victory Pioneer Strategic Income VCT Portfolio (b)
2025	91,618	8.55	9.51	852,821	4.37	0.25	1.25	6.21	7.22
2024	90,030	8.05	8.87	781,868	0.04	0.25	1.25	(0.37)	0.57
2023	34,081	8.08	8.82	287,112	0.03	0.25	1.45	3.46	4.63
2022	22,503	7.81	8.43	185,285	0.03	0.25	1.45	(16.47)	(15.62)
2021	23,776	9.35	9.99	233,104	0.02	0.25	1.45	(2.71)	(1.58)
Victory RS Partners (d)
2025	12,692	35.72	35.72	454,081	0.56	0.90	0.90	(1.41)	(1.41)
2024	14,270	36.23	36.23	517,677	—	0.90	0.90	10.56	10.56
2023	14,700	32.77	32.77	482,425	0.01	0.90	0.90	11.24	11.24
2022	15,387	29.46	29.46	453,894	0.00	0.90	0.90	(8.20)	(8.20)
2021	17,811	32.09	32.09	572,076	—	0.90	0.90	24.67	24.67
Victory RS Science and Technology
2025	22,106	40.90	42.50	941,886	—	0.90	1.10	13.96	14.16
2024	22,884	35.89	37.23	853,726	—	0.90	1.10	27.54	27.81
2023	24,387	28.14	29.13	711,607	—	0.90	1.10	27.27	27.54
2022	24,671	22.11	22.84	564,416	—	0.90	1.10	(45.77)	(45.67)
2021	33,576	40.77	42.04	1,412,788	—	0.90	1.10	(12.92)	(12.73)
Victory RS Value
2025	95,487	16.51	17.16	1,637,884	0.62	0.90	1.10	0.43	0.65
2024	105,120	16.44	17.05	1,791,774	—	0.90	1.10	8.09	8.32
2023	111,370	15.21	15.74	1,752,623	0.01	0.90	1.10	3.26	3.42
2022	117,249	14.73	15.22	1,784,105	0.00	0.90	1.10	(6.89)	(6.68)
2021	120,586	15.82	16.31	1,965,988	0.00	0.90	1.10	22.26	22.45

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Virtus Ceredex Mid Cap Value Equity
2025	6,405	21.56	21.56	138,051	0.84	0.90	0.90	12.76	12.76
2024	7,526	19.12	19.12	144,535	0.01	0.90	0.90	5.58	5.58
2023	8,328	18.11	18.11	151,417	0.01	0.90	0.90	6.40	6.40
2022	14,482	17.02	17.02	246,998	0.01	0.90	0.90	(17.50)	(17.50)
2021	15,659	20.63	20.63	323,619	—	0.90	0.90	23.83	23.83
Virtus Duff & Phelps Real Estate Securities Series
2025	30,960	12.83	14.12	426,191	2.57	0.25	1.25	(3.46)	(2.49)
2024	32,961	13.29	14.48	464,525	0.02	0.25	1.25	6.24	7.34
2023	26,423	12.51	13.49	349,118	0.02	0.25	1.45	6.47	7.49
2022	24,938	11.75	12.55	307,220	0.01	0.25	1.45	(29.17)	(28.41)
2021	25,176	16.59	17.53	434,799	0.01	0.25	1.45	40.12	41.71
Virtus KAR Small-Cap Growth Series
2025	43,729	20.39	22.99	911,928	—	0.25	1.25	(25.85)	(25.11)
2024	48,974	27.50	30.70	1,395,780	—	0.25	1.25	5.16	6.23
2023	58,389	26.15	28.90	1,566,755	—	0.25	1.45	14.74	15.88
2022	33,178	22.79	24.94	799,947	—	0.25	1.45	(33.23)	(32.54)
2021	45,236	34.13	36.97	1,624,708	—	0.25	1.25	0.41	1.62
Virtus Newfleet Multi-Sector Intermediate Bond Series
2025	33,899	9.03	9.82	330,233	5.28	0.25	1.25	3.08	4.14
2024	34,334	8.76	9.43	320,901	0.08	0.25	1.25	1.51	2.50
2023	15,922	8.63	9.20	143,587	0.05	0.25	1.45	4.10	5.14
2022	14,285	8.29	8.75	122,810	0.04	0.25	1.45	(13.28)	(12.41)
2021	12,099	9.56	9.99	119,700	0.01	0.25	1.45	(3.34)	(2.15)
Virtus SGA International Growth Series
2025	41,481	7.82	8.62	353,859	0.18	0.25	1.25	4.69	5.77
2024	41,112	7.47	8.15	331,651	—	0.25	1.25	(9.56)	(8.63)
2023	39,863	8.26	8.92	351,942	0.00	0.25	1.45	13.15	14.30
2022	45,238	7.30	7.81	349,964	—	0.25	1.45	(22.01)	(21.19)
2021	56,985	9.36	9.91	558,722	—	0.25	1.45	3.54	4.87

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Virtus Tactical Allocation Series
2025	19,600	13.52	15.70	302,957	2.15	0.25	1.25	2.35	3.43
2024	19,149	13.21	15.18	286,615	0.02	0.25	1.25	9.08	10.16
2023	21,133	12.11	13.78	283,692	0.01	0.25	1.45	17.12	18.28
2022	14,400	10.34	11.65	152,779	0.00	0.25	1.45	(33.46)	(32.78)
2021	18,560	15.54	17.33	293,684	0.00	0.25	1.45	2.85	4.15
Voya MidCap Opportunities Portfolio
2025	6,524	18.76	25.49	156,679	—	0.25	1.25	(0.79)	0.20
2024	8,936	18.91	25.44	218,278	—	0.25	1.25	10.39	11.48
2023	10,233	17.13	22.82	225,751	—	0.25	1.45	18.22	19.48
2022	10,051	14.49	19.10	185,880	—	0.25	1.45	(28.48)	(27.79)
2021	9,525	20.26	26.45	243,933	—	0.25	1.45	6.74	8.09
VY CBRE Global Real Estate Portfolio
2025	24,856	9.04	10.70	266,031	2.38	0.25	1.25	1.92	2.98
2024	24,843	8.87	10.39	258,262	0.03	0.25	1.25	(4.21)	(3.26)
2023	16,333	9.26	10.74	175,435	0.01	0.25	1.45	7.42	8.59
2022	14,843	8.62	9.89	145,663	0.03	0.25	1.45	(28.35)	(27.65)
2021	14,453	12.03	13.67	196,061	0.02	0.25	1.45	28.12	29.70
VY CBRE Real Estate Portfolio
2025	—	11.32	14.18	—	—	0.25	1.25	(4.31)	(3.27)
2024	—	11.83	11.83	—	—	1.25	1.25	(0.17)	(0.17)
2023	—	11.85	11.85	—	—	1.25	1.45	9.12	9.12
2022	—	12.99	12.99	—	—	0.25	0.25	(29.56)	(29.56)
2021	32,526	18.44	18.44	599,805	0.00	0.25	0.25	46.93	46.93
Western Asset Variable Global High Yield Bond
2025	95,632	9.15	11.29	1,063,545	6.24	0.25	1.35	5.32	6.44
2024	97,986	8.68	10.66	1,030,589	0.05	0.25	1.35	2.08	3.27
2023	125,064	8.49	10.38	1,284,834	0.05	0.25	1.45	5.31	6.52
2022	128,861	8.06	8.90	1,257,437	0.05	0.25	1.45	(17.42)	(16.67)
2021	175,859	9.76	10.68	2,057,484	0.04	0.25	1.45	(3.37)	(2.20)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.